As filed with the SEC on September 26, 2008.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04556

TRANSAMERICA FUNDS
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	October 31

Date of reporting period:	May 1, 2008 – July 31, 2008

Item 1. Schedule of Investments.

The unaudited Schedules of Investment of Registrant as of July 31, 2008 are attached.

Transamerica AllianceBernstein International Value

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.6%)
Australia (3.1%)
BHP Billiton, Ltd.	124,500	$4,646
Caltex Australia, Ltd.	101,600	1,131
Lend Lease Corp., Ltd.	95,900	905
National Australia Bank, Ltd.	148,521	3,409
Oz Minerals, Ltd. ‡	341,743	636
Qantas Airways, Ltd.	945,500	2,937
Seven Network, Ltd.	151,600	1,048
Austria (0.7%)
Voestalpine AG	49,100	3,224
Belgium (1.6%)
Fortis	285,532	4,010
Solvay SA -Class A	31,200	3,730
Canada (6.8%)
Canadian Imperial Bank of Commerce	35,709	2,158
EnCana Corp.	23,600	1,701
Fairfax Financial Holdings, Ltd.	9,300	2,379
Gerdau Ameristeel Corp.	226,700	3,579
Hudbay Minerals, Inc. ‡	5,000	48
Industrial Alliance Insurance and Financial Services, Inc.	35,100	1,175
ING Canada, Inc.	1	°
Inmet Mining Corp.	21,100	1,336
Methanex Corp.	76,500	2,054
National Bank of Canada	59,300	2,891
Nexen, Inc.	91,600	2,881
Nova Chemicals Corp.	42,200	1,083
Petro-Canada	95,700	4,410
Royal Bank of Canada	57,832	2,664
Sun Life Financial, Inc.	55,241	2,144
Toronto-Dominion Bank	29,000	1,761
Finland (1.5%)
Nokia OYJ	173,600	4,738
Stora ENSO OYJ -Class R	264,600	2,389
France (13.6%)
Air France - KLM	77,800	1,933
Arkema SA	30,400	1,544
BNP Paribas	75,820	7,475
Credit Agricole SA	312,286	6,650
France Telecom SA	121,400	3,839
Lagardere SCA	63,300	3,469
Michelin -Class B	39,000	2,571
Renault SA	70,800	5,877
Sanofi-Aventis SA	109,500	7,686
Societe Generale	73,400	6,792
Total SA	163,600	12,527
Vallourec	12,300	3,662
Germany (14.1%)
Allianz SE	53,900	9,140
BASF Se	162,000	10,254
Deutsche Bank AG	96,400	8,906
Deutsche Lufthansa AG	192,900	4,426
Deutsche Telekom AG	307,800	5,335
E.ON AG	47,900	9,128
Epcos AG	30,200	834
Infineon Technologies AG ‡	359,300	2,717
Muenchener Rueckversicherungs AG	35,200	5,843
RWE AG	53,810	6,439
Suedzucker AG	54,100	945
TUI AG	105,100	2,415
Italy (3.0%)
ENI SpA	239,500	8,082
Fondiaria-Sai SpA	43,700	1,444
Fondiaria-Sai SpA	5,900	127
Telecom Italia SpA	1,817,100	3,261
Telecom Italia SpA	878,300	1,186
Japan (20.4%)
Dic Corp.	190,000	513
Fujitsu, Ltd.	628,000	4,542
Furukawa Electric Co., Ltd.	281,000	1,361
Hitachi, Ltd.	524,000	3,777
Honda Motor Co., Ltd.	132,900	4,243
JFE Holdings, Inc.	158,000	7,679
Mitsubishi Chemical Holdings Corp.	467,000	2,786
Mitsubishi Corp.	136,700	3,983
Mitsui & Co., Ltd.	204,000	4,185
Mitsui Chemicals, Inc.	333,000	1,603
Mitsui O.S.K. Lines, Ltd.	335,000	4,338
Namco Bandai Holdings, Inc.	126,000	1,521
Nippon Mining Holdings, Inc.	551,000	3,320
Nippon Steel Corp.	710,000	4,042
Nippon Telegraph & Telephone Corp.	1,108	5,629
Nippon Yusen Kabushiki Kaisha	229,000	1,957
Nissan Motor Co., Ltd.	804,800	6,196
ORIX Corp.	21,240	3,216
Sharp Corp.	295,000	4,098
Sumitomo Metal Mining Co., Ltd.	192,000	2,455
Sumitomo Mitsui Financial Group, Inc.	757	5,873
Tokyo Electric Power Co., Inc.	223,800	6,164
Toshiba Corp.	638,000	4,142
Tosoh Corp.	303,000	1,310
Toyota Motor Corp.	173,000	7,458
Luxembourg (1.7%)
Acrelormittal	93,047	8,230
Netherlands (3.6%)
ING Groep NV	212,600	6,933
Koninklijke Ahold NV	350,660	3,990
Koninklijke BAM Groep NV	93,900	1,453
Koninklijke DSM NV	46,600	2,827
Wolters Kluwer NV	73,200	1,702
New Zealand (0.3%)
Telecom Corp.	533,000	1,459
Norway (1.9%)
Norsk Hydro ASA	212,900	2,662
Statoil ASA	189,850	6,150

	Shares	Value
Singapore (0.3%)
Neptune Orient Lines, Ltd.	637,000	$1,306
Spain (1.6%)
Banco Santander SA	116,100	2,261
Repsol YPF SA	151,600	5,079
Sweden (2.4%)
Electrolux AB Series B, Class B	4,100	49
Nordea Bank AB	237,600	3,368
Svenska Cellulosa AB -Class B	182,400	2,065
Tele2 AB -Class B	183,000	3,196
Volvo AB -Class B	228,450	2,748
Switzerland (3.2%)
Credit Suisse Group AG	129,200	6,453
Novartis AG	147,950	8,783
United Kingdom (18.8%)
Antofagasta PLC	169,700	1,927
Associated British Foods PLC	227,600	3,218
Aviva PLC	374,801	3,719
Barclays Bank PLC	1,085,700	7,372
BHP Billiton, Ltd.	72,000	2,383
BP PLC	663,700	6,812
GlaxoSmithKline PLC	385,000	8,969
HBOS PLC	1,498,900	8,553
Home Retail Group PLC	376,000	1,608
ITV PLC	1,473,770	1,236
Kazakhmys PLC	46,700	1,375
Royal & Sun Alliance Insurance Group PLC	671,216	1,743
Royal Bank of Scotland PLC	1,924,700	7,986
Royal Dutch Shell PLC -Class A	434,430	15,406
Trinity Mirror PLC	41,700	71
TUI Travel PLC	633,700	2,498
Vodafone Group PLC	3,394,412	9,093
Xstrata PLC	65,320	4,685
Total Common Stocks (cost $509,042)		465,333

	Principal
REPURCHASE AGREEMENT (0.7%)
United States (0.7%)
State Street Bank & Trust Repurchase Agreement 1.05%, dated 07/31/2008, to be repurchased at $3,397 on 08/01/2008 à q	$3,397	3,397
Total Repurchase Agreement (cost $3,397)		3,397

Total Investment Securities (cost $512,439) #		$468,730

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	15.6%	$73,224
Oil, Gas & Consumable Fuels	14.4%	67,498
Metals & Mining	10.4%	48,905
Insurance	5.9%	27,713
Chemicals	5.9%	27,704
Pharmaceuticals	5.4%	25,438
Diversified Telecommunication Services	5.1%	23,906
Automobiles	5.1%	23,773
Capital Markets	3.3%	15,358
Electric Utilities	3.3%	15,292
Airlines	2.0%	9,296
Wireless Telecommunication Services	1.9%	9,093
Computers & Peripherals	1.9%	8,684
Trading Companies & Distributors	1.7%	8,169
Marine	1.6%	7,601
Media	1.6%	7,527
Diversified Financial Services	1.5%	6,933
Multi-Utilities	1.4%	6,439
Machinery	1.4%	6,410
Hotels, Restaurants & Leisure	1.0%	4,913
Communications Equipment	1.0%	4,738
Electronic Equipment & Instruments	1.0%	4,611
Paper & Forest Products	1.0%	4,454
Food Products	0.9%	4,163
Household Durables	0.9%	4,148
Food & Staples Retailing	0.9%	3,990
Consumer Finance	0.7%	3,216
Semiconductors & Semiconductor Equipment	0.6%	2,717
Auto Components	0.5%	2,571
Internet & Catalog Retail	0.3%	1,608
Leisure Equipment & Products	0.3%	1,521
Construction & Engineering	0.3%	1,453
Electrical Equipment	0.3%	1,362
Real Estate Management & Development	0.2%	905
Investment Securities, at value	99.3%	465,333
Short-Term Investments	0.7%	3,397
Total Investments	100.0%	$468,730

NOTES TO SCHEDULE OF INVESTMENTS:

à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
♦	Value is less than $1.
q	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 0.0%, a maturity date of 11/06/2008, and with a market value plus accrued interest of $3,982.
#

Aggregate cost for federal income tax purposes is $512,439. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $34,221 and $77,930, respectively. Net unrealized depreciation for tax purposes is $43,709.

DEFINITIONS:

PLC        Public Limited Company

Transamerica American Century Large Company Value

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.7%)
Aerospace & Defense (1.1%)
Northrop Grumman Corp.	92,500	$6,233
Beverages (1.8%)
Coca-Cola Co.	143,100	7,370
Pepsi Bottling Group, Inc.	117,200	3,264
Biotechnology (0.9%)
Amgen, Inc. ‡	80,300	5,029
Capital Markets (2.8%)
Bank of New York Mellon Corp.	95,500	3,390
Goldman Sachs Group, Inc.	35,600	6,552
Morgan Stanley	159,800	6,309
Chemicals (2.2%)
E.I. duPont de Nemours & Co.	157,900	6,918
PPG Industries, Inc.	89,900	5,451
Commercial Banks (4.4%)
National City Corp.	329,000	1,556
PNC Financial Services Group, Inc.	38,000	2,709
US Bancorp	168,400	5,155
Wachovia Corp.	259,600	4,483
Wells Fargo & Co.	370,700	11,221
Commercial Services & Supplies (1.8%)
Avery Dennison Corp.	57,000	2,509
Robert Half International, Inc.	27,100	685
RR Donnelley & Sons Co.	128,300	3,426
Waste Management, Inc.	106,900	3,799
Communications Equipment (0.1%)
Motorola, Inc.	95,100	822
Computers & Peripherals (2.4%)
Hewlett-Packard Co.	156,100	6,993
International Business Machines Corp.	53,200	6,809
Consumer Finance (0.3%)
Discover Financial Services	110,000	1,611
Diversified Consumer Services (0.8%)
H&R Block, Inc.	178,500	4,343
Diversified Financial Services (8.2%)
Bank of America Corp.	488,200	16,062
Citigroup, Inc.	778,100	14,543
JPMorgan Chase & Co.	400,900	16,288
Diversified Telecommunication Services (5.7%)
AT&T, Inc. ¡	642,400	19,792
Embarq Corp.	45,700	2,092
Verizon Communications, Inc.	322,000	10,961
Electric Utilities (2.5%)
Exelon Corp.	98,100	7,712
PPL Corp.	140,500	6,598
Energy Equipment & Services (0.5%)
National Oilwell Varco, Inc. ‡	39,700	3,122
Food & Staples Retailing (2.6%)
Kroger Co.	139,700	3,951
Walgreen Co.	114,000	3,915
Wal-Mart Stores, Inc.	119,900	7,028
Food Products (0.7%)
Unilever NV	135,300	3,749
Health Care Equipment & Supplies (0.7%)
Medtronic, Inc.	80,800	4,269
Health Care Providers & Services (0.4%)
Quest Diagnostics, Inc.	42,700	2,270
Hotels, Restaurants & Leisure (0.7%)
Darden Restaurants, Inc.	37,100	1,208
McDonald’s Corp.	22,600	1,351
Starbucks Corp. ‡	88,600	1,302
Household Durables (0.7%)
Newell Rubbermaid, Inc.	236,700	3,913
Household Products (0.6%)
Clorox Co.	63,300	3,450
Independent Power Producers & Energy Traders (0.6%)
NRG Energy, Inc. ‡	103,100	3,741
Industrial Conglomerates (5.2%)
General Electric Co.	949,100	26,850
Tyco International, Ltd.	63,300	2,821
Insurance (5.5%)
Allstate Corp.	154,500	7,141
American International Group, Inc.	309,300	8,057
Hartford Financial Services Group, Inc.	99,700	6,320
Loews Corp.	53,800	2,397
Torchmark Corp.	73,100	4,244
Travelers Cos., Inc. ‡	84,000	3,706
IT Services (0.5%)
Fiserv, Inc. ‡	59,200	2,831
Machinery (2.8%)
Caterpillar, Inc.	69,000	4,797
Dover Corp.	80,300	3,985
Ingersoll-Rand Co., Ltd. -Class A	114,600	4,126
Parker Hannifin Corp.	48,500	2,991
Media (2.9%)
CBS Corp. -Class B	135,000	2,209
Gannett Co., Inc.	175,800	3,186
Time Warner, Inc.	505,900	7,244
Viacom, Inc. -Class B ‡	145,800	4,072
Metals & Mining (0.6%)
Nucor Corp.	58,300	3,336
Multiline Retail (0.7%)
Kohl’s Corp. ‡	92,900	3,893
Office Electronics (0.6%)
Xerox Corp.	259,000	3,533
Oil, Gas & Consumable Fuels (14.7%)
Chevron Corp.	272,600	23,051
ConocoPhillips	191,600	15,638
Devon Energy Corp.	12,900	1,224
Exxon Mobil Corp.	365,500	29,397
Royal Dutch Shell PLC -Class A	218,300	15,454
Paper & Forest Products (1.1%)
International Paper Co.	61,800	1,713
Weyerhaeuser Co.	89,700	4,795
Pharmaceuticals (9.5%)
Abbott Laboratories	103,400	5,826
Eli Lilly & Co.	98,500	4,640

	Shares	Value
Pharmaceuticals (continued)
Johnson & Johnson	240,900	$16,494
Merck & Co., Inc.	174,400	5,738
Pfizer, Inc.	848,900	15,849
Wyeth	151,700	6,147
Real Estate Investment Trusts (0.2%)
Developers Diversified Realty Corp.	36,800	1,176
Road & Rail (0.2%)
YRC Worldwide, Inc. ‡	75,900	1,283
Semiconductors & Semiconductor Equipment (0.9%)
Applied Materials, Inc.	117,900	2,042
Intel Corp.	137,900	3,060
Software (1.7%)
Microsoft Corp.	222,100	5,713
Oracle Corp. ‡	202,100	4,351
Specialty Retail (2.5%)
Best Buy Co., Inc.	104,300	4,143
Gap, Inc.	154,300	2,488
Home Depot, Inc.	165,600	3,946
Staples, Inc.	166,900	3,755
Textiles, Apparel & Luxury Goods (0.7%)
V.F. Corp.	52,500	3,758
Thrifts & Mortgage Finance (0.3%)
MGIC Investment Corp. ^	111,400	713
Washington Mutual, Inc.	139,300	742
Tobacco (1.0%)
Altria Group, Inc.	140,200	2,853
Lorillard, Inc. ‡	43,600	2,926
U.S. Government Agency Obligations (0.2%)
Fannie Mae	118,400	1,361
Wireless Telecommunication Services (0.4%)
Sprint Nextel Corp.	297,400	2,421
Total Common Stocks (cost $617,616)		544,390

	Principal
REPURCHASE AGREEMENT (5.1%)
State Street Bank & Trust Repurchase Agreement 1.05%, dated 07/31/2008, to be repurchased at $28,996 on 08/01/2008  °	$28,996	28,996
Total Repurchase Agreement (cost $28,996)		28,996

	Shares
SECURITIES LENDING COLLATERAL (0.0%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% £ °	76	76
Total Securities Lending Collateral (cost $76)		76

Total Investment Securities (cost $646,688) #		$573,462

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts •	Date	Amount	(Depreciation)

S&P 500 E-Mini Index	377	09/19/2008	$23,885	$(1,423)

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $68.
¡	All or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated is $1,532.
	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 4.88%, a maturity date of 08/31/2008, and with a market value plus accrued interest of $30,678.
£	Interest rate shown reflects the yield at July 31, 2008.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
•	Contract amounts are not in thousands.
#

Aggregate cost for federal income tax purposes is $646,688.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $41,947 and $115,173, respectively.  Net unrealized depreciation for tax purposes is $73,226.

DEFINITIONS:

PLC        Public Limited Company

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)€
Bonds (44.7%)
Transamerica Convertible Securities	2,282,485	$22,962
Transamerica Flexible Income	2,845,299	24,014
Transamerica High Yield Bond	6,915,377	57,398
Transamerica JPMorgan International Bond	5,316,412	60,182
Transamerica PIMCO Total Return	12,767,915	130,871
Transamerica Short-Term Bond	5,544,795	53,507
Transamerica Van Kampen Emerging Markets Debt	3,190,711	32,609
Capital Preservation (0.6%)
Transamerica Money Market	4,902,198	4,902
Global/International Stock (6.0%)
Transamerica AllianceBernstein International Value	856,620	9,200
Transamerica Evergreen International Small Cap	834,234	10,603
Transamerica Marsico International Growth	620,289	7,003
Transamerica Neuberger Berman International	777,876	7,522
Transamerica Oppenheimer Developing Markets	848,808	11,086
Transamerica Schroders International Small Cap ‡	597,509	5,515
Inflation-Protected Securities (7.0%)
Transamerica PIMCO Real Return TIPS	5,652,219	59,914
Tactical and Specialty (17.0%)
Transamerica BlackRock Global Allocation	1,516,449	17,560
Transamerica BlackRock Natural Resources	852,379	11,746
Transamerica BNY Mellon Market Neutral Strategy	854,436	8,279
Transamerica Clarion Global Real Estate Securities	965,135	13,049
Transamerica Evergreen Health Care	888,432	10,519
Transamerica Federated Market Opportunity	830,294	8,046
Transamerica Loomis Sayles Bond	6,847,046	64,431
Transamerica Science & Technology	721,266	3,000
Transamerica UBS Dynamic Alpha	873,411	8,446
U.S. Stock (24.7%)
Transamerica American Century Large Company Value	2,667,554	26,409
Transamerica Bjurman, Barry Micro Emerging Growth ‡	338,584	3,034
Transamerica BlackRock Large Cap Value	3,180,907	32,286
Transamerica Equity ‡	2,915,380	28,804
Transamerica Growth Opportunities ‡	453,291	4,070
Transamerica Jennison Growth	1,249,286	13,854
Transamerica JPMorgan Mid Cap Value	951,187	9,474
Transamerica Marsico Growth	2,343,012	27,601
Transamerica Oppenheimer Small- & Mid-Cap Value	574,817	5,570
Transamerica Small/Mid Cap Value	832,847	15,691
Transamerica Third Avenue Value	479,350	10,972
Transamerica UBS Large Cap Value	2,381,557	25,554
Transamerica Van Kampen Mid-Cap Growth	465,906	4,925
Transamerica Van Kampen Small Company Growth	192,319	1,894
Total Investment Companies (cost $857,926) #		$852,502

NOTES TO SCHEDULE OF INVESTMENTS:

€	The Fund invests its assets in the Class I shares of the other series of the Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $857,926. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $23,584 and $29,008, respectively. Net unrealized depreciation for tax purposes is $5,424.

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.1%)€
Capital Preservation (0.2%)
Transamerica Money Market	2,925,159	$2,925
Global/International Stock (18.5%)
Transamerica AllianceBernstein International Value	5,445,773	58,488
Transamerica Evergreen International Small Cap	6,784,287	86,228
Transamerica Marsico International Growth	5,336,597	60,250
Transamerica Neuberger Berman International	8,650,796	83,653
Transamerica Oppenheimer Developing Markets	6,458,245	84,345
Transamerica Schroders International Small Cap ‡	947,241	8,743
Tactical and Specialty (14.6%)
Transamerica BlackRock Global Allocation	5,321,015	61,617
Transamerica BlackRock Natural Resources	2,174,875	29,970
Transamerica BNY Mellon Market Neutral Strategy	2,203,477	21,352
Transamerica Clarion Global Real Estate Securities	6,832,260	92,372
Transamerica Evergreen Health Care	3,947,398	46,737
Transamerica Federated Market Opportunity	1,215,723	11,780
Transamerica Science & Technology	4,259,465	17,720
Transamerica UBS Dynamic Alpha	1,901,669	18,389
U.S. Stock (66.8%)
Transamerica American Century Large Company Value	19,114,781	189,236
Transamerica Bjurman, Barry Micro	1,540,390	13,802
Emerging Growth ‡
Transamerica BlackRock Large Cap Value	19,842,118	201,398
Transamerica Equity ‡	22,948,217	226,728
Transamerica Growth Opportunities ‡	4,289,671	38,521
Transamerica Jennison Growth	9,831,911	109,036
Transamerica JPMorgan Mid Cap Value	5,955,682	59,319
Transamerica Marsico Growth	10,359,287	122,032
Transamerica Oppenheimer Small- & Mid-Cap Value	2,499,527	24,220
Transamerica Small/Mid Cap Value	6,460,024	121,707
Transamerica Third Avenue Value	1,405,160	32,164
Transamerica UBS Large Cap Value	15,584,697	167,224
Transamerica Van Kampen Mid-Cap Growth	3,837,671	40,564
Transamerica Van Kampen Small Company Growth	3,009,690	29,646
Total Investment Companies (cost $2,074,296) #		$2,060,166

NOTES TO SCHEDULE OF INVESTMENTS:

€	The Fund invests its assets in the Class I shares of the other series of the Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $2,074,296. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $113,045 and $127,175, respectively. Net unrealized depreciation for tax purposes is $14,130.

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)€
Bonds (20.0%)
Transamerica Convertible Securities	5,353,008	$53,851
Transamerica Flexible Income	5,068,206	42,776
Transamerica High Yield Bond	13,206,160	109,611
Transamerica JPMorgan International Bond	12,596,463	142,592
Transamerica PIMCO Total Return	22,655,278	232,217
Transamerica Short-Term Bond	10,010,195	96,598
Transamerica Van Kampen Emerging Markets Debt	6,035,182	61,680
Capital Preservation (0.2%)
Transamerica Money Market	7,729,398	7,729
Global/International Stock (12.9%)
Transamerica AllianceBernstein International Value	6,498,730	69,796
Transamerica Evergreen International Small Cap	7,197,022	91,474
Transamerica Marsico International Growth	8,889,162	100,359
Transamerica Neuberger Berman International	10,220,877	98,836
Transamerica Oppenheimer Developing Markets	8,167,497	106,667
Transamerica Schroders International Small Cap ‡	1,180,498	10,896
Inflation-Protected Securities (3.3%)
Transamerica PIMCO Real Return TIPS	11,661,190	123,609
Tactical and Specialty (14.6%)
Transamerica BlackRock Global Allocation	7,565,690	87,611
Transamerica BlackRock Natural Resources	3,618,852	49,868
Transamerica BNY Mellon Market Neutral Strategy	3,541,719	34,319
Transamerica Clarion Global Real Estate Securities	9,411,216	127,239
Transamerica Evergreen Health Care	2,170,502	25,699
Transamerica Federated Market Opportunity	2,176,682	21,092
Transamerica Loomis Sayles Bond	8,102,028	76,240
Transamerica Science & Technology	7,861,237	32,703
Transamerica UBS Dynamic Alpha	8,816,382	85,254
U.S. Stock (49.0%)
Transamerica American Century Large Company Value	24,547,741	243,023
Transamerica Bjurman, Barry Micro	2,037,715	18,258
Emerging Growth ‡
Transamerica BlackRock Large Cap Value	24,741,533	251,127
Transamerica Equity ‡	34,080,498	336,715
Transamerica Growth Opportunities ‡	6,459,591	58,007
Transamerica Jennison Growth	6,371,749	70,663
Transamerica JPMorgan Mid Cap Value	10,227,477	101,866
Transamerica Legg Mason Partners Investors Value	6,296,749	49,807
Transamerica Marsico Growth	15,369,335	181,051
Transamerica Oppenheimer Small- & Mid-Cap Value	3,967,572	38,446
Transamerica Small/Mid Cap Value	8,325,122	156,845
Transamerica Third Avenue Value	2,090,089	47,842
Transamerica UBS Large Cap Value	18,910,408	202,909
Transamerica Van Kampen Mid-Cap Growth	4,124,554	43,596
Transamerica Van Kampen Small Company Growth	1,268,159	12,491
Total Investment Companies (cost $3,680,801) #		$3,701,362

NOTES TO SCHEDULE OF INVESTMENTS:

€	The Fund invests its assets in the Class I shares of the other series of the Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $3,680,801. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $191,813 and $171,252, respectively. Net unrealized appreciation for tax purposes is $20,561.

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)€
Bonds (33.3%)
Transamerica Convertible Securities	5,041,774	$50,720
Transamerica Flexible Income	5,331,760	45,000
Transamerica High Yield Bond	12,548,794	104,155
Transamerica JPMorgan International Bond	12,748,152	144,309
Transamerica PIMCO Total Return	21,476,887	220,138
Transamerica Short-Term Bond	9,314,116	89,881
Transamerica Van Kampen Emerging Markets Debt	5,188,207	53,024
Capital Preservation (0.3%)
Transamerica Money Market	6,840,308	6,840
Global/International Stock (8.9%)
Transamerica AllianceBernstein International Value	2,915,270	31,310
Transamerica Evergreen International Small Cap	2,230,796	28,353
Transamerica Marsico International Growth	2,873,624	32,443
Transamerica Neuberger Berman International	3,174,633	30,699
Transamerica Oppenheimer Developing Markets	3,389,229	44,263
Transamerica Schroders International Small Cap ‡	2,288,362	21,122
Inflation-Protected Securities (5.7%)
Transamerica PIMCO Real Return TIPS	11,426,099	121,117
Tactical and Specialty (16.5%)
Transamerica BlackRock Global Allocation	3,513,695	40,689
Transamerica BlackRock Natural Resources	1,335,622	18,405
Transamerica BNY Mellon Market Neutral Strategy	2,906,243	28,162
Transamerica Clarion Global Real Estate Securities	3,770,698	50,980
Transamerica Evergreen Health Care	2,025,968	23,987
Transamerica Federated Market Opportunity	1,777,519	17,224
Transamerica Loomis Sayles Bond	12,100,718	113,868
Transamerica Science & Technology	3,129,074	13,017
Transamerica UBS Dynamic Alpha	4,543,972	43,940
U.S. Stock (35.3%)
Transamerica American Century Large Company Value	10,006,256	99,062
Transamerica Bjurman, Barry Micro Emerging Growth ‡	702,956	6,299
Transamerica BlackRock Large Cap Value	11,332,116	115,021
Transamerica Equity ‡	12,581,306	124,303
Transamerica Growth Opportunities ‡	2,063,631	18,531
Transamerica Jennison Growth	4,136,819	45,877
Transamerica JPMorgan Mid Cap Value	3,555,865	35,416
Transamerica Legg Mason Partners Investors Value	14,658	116
Transamerica Marsico Growth	7,653,603	90,160
Transamerica Oppenheimer Small- & Mid-Cap Value	2,178,137	21,106
Transamerica Small/Mid Cap Value	3,761,879	70,874
Transamerica Third Avenue Value	1,003,484	22,970
Transamerica UBS Large Cap Value	7,924,249	85,027
Transamerica Van Kampen Mid-Cap Growth	1,222,377	12,921
Transamerica Van Kampen Small Company Growth	217,600	2,143
Total Investment Companies (cost $2,094,886) #		$2,123,472

NOTES TO SCHEDULE OF INVESTMENTS:

€	The Fund invests its assets in the Class I shares of the other series of the Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $2,094,886. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $99,759 and $71,173, respectively. Net unrealized appreciation for tax purposes is $28,586.

Transamerica Balanced

SCHEDULE OF INVESTMENTS

At July 31,2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (3.1%)
Fannie Mae
5.00%, due 04/25/2034	$700	$679
Freddie Mac
4.25%, due 10/15/2026	894	895
5.00%, due 10/15/2030	1,700	1,692
5.35%, due 11/14/2011	1,070	1,076
Total U.S. Government Agency Obligations (cost $4,306)		4,342

U.S. GOVERNMENT OBLIGATIONS (2.7%)
U.S. Treasury Bond
4.38%, due 02/15/2038	500	482
5.00%, due 05/15/2037	1,774	1,885
U.S. Treasury Note
3.38%, due 07/31/2013	95	95
3.88%, due 05/15/2018	1,249	1,238
Total U.S. Government Obligations (cost $3,705)		3,700

MORTGAGE-BACKED SECURITIES (2.6%)
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4
5.20%, due 12/11/2038	750	687
Crown Castle Towers LLC
Series 2006-1A, Class AFX-144A
5.24%, due 11/15/2036 £	739	720
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, due 11/12/2041	750	694
SBA CMBS Trust
Series 2006-1A, Class A-144A
5.31%, due 11/15/2036 £	680	660
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4
5.57%, due 10/15/2048	734	690
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class H-144A
5.74%, due 06/15/2049 £	245	103
Total Mortgage-Backed Securities (cost $3,880)		3,554

ASSET-BACKED SECURITY (0.4%)
USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, due 02/15/2012	605	614
Total Asset-Backed Security (cost $605)		614

CORPORATE DEBT SECURITIES (23.0%)
Aerospace & Defense (0.8%)
Embraer Overseas, Ltd.
6.38%, due 01/24/2017	386	368
Honeywell International, Inc.
6.13%, due 11/01/2011	660	702
Airlines (0.2%)
Delta Air Lines, Inc.
7.57%, due 11/18/2010	270	254
Automobiles (0.3%)
Daimler Finance North America LLC
7.20%, due 09/01/2009	460	472
Beverages (1.4%)
Coca-Cola Enterprises, Inc.
3.40%, due 05/06/2011 *	480	482
Diageo Capital PLC
5.75%, due 10/23/2017	458	447
Molson Coors Capital Finance
4.85%, due 09/22/2010	485	487
Sabmiller PLC -144A
6.20%, due 07/01/2011	460	472
Capital Markets (0.7%)
Lazard Group
7.13%, due 05/15/2015	385	350
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	475	441
Morgan Stanley
6.63%, due 04/01/2018	255	236
Chemicals (1.9%)
ICI Wilmington, Inc.
4.38%, due 12/01/2008	791	791
Lubrizol Corp.
4.63%, due 10/01/2009	1,350	1,343
PPG Industries, Inc.
5.75%, due 03/15/2013	500	505
Commercial Banks (1.6%)
Barclays Bank PLC -144A
7.70%, due 04/25/2018 Ž ¡	395	381
HBOS PLC -144A
6.66%, due 05/21/2037 Ž ¡	285	181
ICICI Bank, Ltd. -144A
6.63%, due 10/03/2012	228	226
JPMorgan Chase Bank NA
6.00%, due 10/01/2017	500	486
PNC Bank NA
6.00%, due 12/07/2017	250	232
6.88%, due 04/01/2018	270	266
Sumitomo Mitsui Banking Corp. -144A
5.63%, due 10/15/2015 Ž ¡ £	240	216
Wells Fargo Bank NA
5.75%, due 05/16/2016	300	291
Construction Materials (0.2%)
Lafarge SA
7.13%, due 07/15/2036	255	222

	Principal	Value
Consumer Finance (0.6%)
American Honda Finance Corp. -144A
5.13%, due 12/15/2010	$450	$458
Discover Financial Services
3.32%, due 06/11/2010 *	432	352
Containers & Packaging (0.2%)
Rexam PLC -144A
6.75%, due 06/01/2013	315	315
Diversified Financial Services (1.3%)
Bank of America Corp.
5.75%, due 12/01/2017	390	366
Citigroup, Inc.
6.13%, due 05/15/2018	245	235
8.40%, due 04/30/2018 Ž	250	214
Glencore Funding LLC -144A
6.00%, due 04/15/2014 £	292	279
ILFC E-Capital Trust II -144A
6.25%, due 12/21/2065 ¡ £	239	196
Pemex Finance, Ltd.
9.03%, due 02/15/2011	468	499
Diversified Telecommunication Services (0.5%)
AT&T, Inc.
4.13%, due 09/15/2009	304	305
Telefonica Europe BV
7.75%, due 09/15/2010	415	437
Electric Utilities (0.2%)
Southern California Edison Co.
5.95%, due 02/01/2038	240	233
Energy Equipment & Services (0.2%)
Transocean, Inc.
6.80%, due 03/15/2038	290	298
Food & Staples Retailing (0.5%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	225	224
Wal-Mart Stores, Inc.
6.50%, due 08/15/2037	500	502
Food Products (1.2%)
Archer-Daniels-Midland Co.
5.38%, due 09/15/2035	250	204
Bunge, Ltd. Finance Corp.
4.38%, due 12/15/2008	930	931
Cargill, Inc. -144A
5.60%, due 09/15/2012	225	226
Michael Foods, Inc.
8.00%, due 11/15/2013	320	316
Gas Utilities (0.7%)
Southern Union Co.
6.15%, due 08/16/2008	926	926
Hotels, Restaurants & Leisure (0.3%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015	300	230
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	252	248
Household Products (0.2%)
Kimberly-Clark Corp.
6.63%, due 08/01/2037	250	259
Industrial Conglomerates (0.7%)
Hutchison Whampoa International, Ltd. -144A
5.45%, due 11/24/2010	950	962
Insurance (0.6%)
Hartford Financial Services Group, Inc.
7.90%, due 06/15/2010	525	551
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 Ž ¡ £	270	229
IT Services (0.2%)
Aramark Corp.
8.50%, due 02/01/2015	220	219
Machinery (0.3%)
Tyco Electronics Group SA
6.55%, due 10/01/2017	392	387
Media (0.9%)
Comcast Corp.
7.05%, due 03/15/2033	325	323
Historic TW, Inc.
9.13%, due 01/15/2013	485	530
News America Holdings, Inc.
7.75%, due 12/01/2045	392	404
Metals & Mining (0.6%)
Arcelormittal -144A
5.38%, due 06/01/2013	440	432
BHP Billiton Finance, Ltd.
5.13%, due 03/29/2012	400	400
Multiline Retail (0.3%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015 q	200	196
Target Corp.
7.00%, due 01/15/2038	242	248
Multi-Utilities (0.4%)
Sempra Energy
4.75%, due 05/15/2009	480	482
Oil, Gas & Consumable Fuels (2.2%)
Burlington Resources Finance Co.
6.50%, due 12/01/2011	450	478
Enterprise Products Operating, LP
4.63%, due 10/15/2009	320	319
Kinder Morgan Energy Partners, LP
7.50%, due 11/01/2010	455	478
Petrobras International Finance Co.
5.88%, due 03/01/2018	410	401
PetroHawk Energy Corp.
9.13%, due 07/15/2013	360	365
Teppco Partners, LP
7.00%, due 06/01/2067 ¡	300	259
Valero Logistics Operations, LP
6.88%, due 07/15/2012	710	707

	Principal	Value
Pharmaceuticals (0.3%)
Allergan, Inc.
5.75%, due 04/01/2016	$445	$434
Real Estate Investment Trusts (1.9%)
BRE Properties, Inc.
5.75%, due 09/01/2009	1,115	1,113
iStar Financial, Inc.
4.88%, due 01/15/2009	275	261
PPF Funding, Inc. -144A
5.35%, due 04/15/2012 £	781	760
Westfield Group -144A
5.40%, due 10/01/2012	520	491
Real Estate Management & Development (0.4%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	569	546
Road & Rail (0.6%)
Erac USA Finance Co. -144A
6.38%, due 10/15/2017 £	335	283
Hertz Corp.
8.88%, due 01/01/2014	200	184
Union Pacific Corp.
5.70%, due 08/15/2018	350	338
Software (0.3%)
Oracle Corp.
5.75%, due 04/15/2018	401	400
Specialty Retail (0.1%)
Lowe’s Companies, Inc.
6.65%, due 09/15/2037	200	193
Wireless Telecommunication Services (0.2%)
Nextel Communications, Inc.
7.38%, due 08/01/2015	360	277
Total Corporate Debt Securities (cost $32,883)		31,754

	Shares
COMMON STOCKS (67.9%)
Aerospace & Defense (1.2%)
Boeing Co.	28,000	1,711
Air Freight & Logistics (1.7%)
Expeditors International of Washington, Inc	65,000	2,308
Auto Components (4.1%)
BorgWarner, Inc.	68,000	2,742
Johnson Controls, Inc.	96,000	2,895
Automobiles (0.8%)
Daimler AG	20,000	1,154
Biotechnology (1.8%)
Gilead Sciences, Inc. ‡	46,000	2,483
Capital Markets (6.3%)
BlackRock, Inc. -Class A	8,000	1,734
Charles Schwab Corp.	130,000	2,976
Merrill Lynch & Co., Inc.	70,000	1,865
T. Rowe Price Group, Inc.	36,000	2,154
Chemicals (1.3%)
Sigma-Aldrich Corp.	30,000	1,822
Communications Equipment (4.4%)
Qualcomm, Inc.	65,000	3,597
Research In Motion, Ltd. ‡	20,000	2,457
Computers & Peripherals (3.2%)
Apple, Inc. ‡	28,000	4,451
Construction & Engineering (4.1%)
Jacobs Engineering Group, Inc. ‡	73,000	5,646
Consumer Finance (1.3%)
American Express Co.	50,000	1,856
Diversified Financial Services (1.5%)
CME Group, Inc. -Class A	5,800	2,089
Diversified Telecommunication Services (2.1%)
Verizon Communications, Inc.	85,000	2,893
Electronic Equipment & Instruments (2.0%)
Tyco Electronics, Ltd.	85,000	2,817
Energy Equipment & Services (1.3%)
Schlumberger, Ltd.	18,000	1,829
Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	34,000	2,131
Health Care Equipment & Supplies (2.8%)
Becton Dickinson & Co.	18,000	1,528
Varian Medical Systems, Inc. ‡	40,000	2,400
Industrial Conglomerates (1.0%)
General Electric Co.	50,000	1,415
Internet & Catalog Retail (1.5%)
Amazon.com, Inc. ‡	26,500	2,023
Internet Software & Services (2.4%)
Google, Inc. -Class A ‡	7,000	3,316
Machinery (8.4%)
Caterpillar, Inc.	55,000	3,824
Kennametal, Inc.	121,000	3,601
PACCAR, Inc.	100,000	4,206
Multiline Retail (1.1%)
Nordstrom, Inc.	55,000	1,581
Oil, Gas & Consumable Fuels (1.3%)
Anadarko Petroleum Corp.	30,000	1,737
Pharmaceuticals (0.9%)
Allergan, Inc.	25,000	1,298
Road & Rail (2.0%)
Burlington Northern Santa Fe Corp.	26,000	2,707
Semiconductors & Semiconductor Equipment (1.8%)
Intel Corp.	111,000	2,463
Software (3.6%)
Adobe Systems, Inc. ‡	75,000	3,101
Salesforce.com, Inc. ‡	30,000	1,914

	Shares	Value
Trading Companies & Distributors (2.5%)
WW Grainger, Inc.	38,500	$3,446
Total Common Stocks (cost $83,981)		94,170

	Principal
REPURCHASE AGREEMENT (0.8%)
State Street Bank & Trust Repurchase Agreement 1.05%, dated 07/31/2008, to be repurchased at $1,147 on 08/01/2008 ▲ •	$1,147	1,147
Total Repurchase Agreement (cost $1,147)		1,147

Total Investment Securities (cost $130,507) #		$139,281

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of July 31, 2008.
▲	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 4.88%, a maturity date of 08/31/2008, and with a market value plus accrued interest of $1,278.
•	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
£	Illiquid. These securities aggregated to $3,446 or 2.49% of the Fund’s net assets.
‡	Non-income producing security.
Ž	The security has a perpetual maturity. The date shown is the next call date.
q	Payment in Kind.
#

Aggregate cost for federal income tax purposes is $130,507. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,273 and $9,499, respectively. Net unrealized appreciation for tax purposes is $8,774.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities aggregated to $7,590 or 5.49% of the Fund’s net assets.

LLC	Limited Liability Corporation
PLC	Public Limited Company

Transamerica Bjurman, Barry Micro Emerging Growth

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.8%)
Aerospace & Defense (6.1%)
Axsys Technologies, Inc. ‡	29,700	$2,181
Cubic Corp.	53,500	1,429
Stanley, Inc. ‡	63,100	1,971
Auto Components (1.6%)
Hawk Corp. -Class A ‡	84,200	1,495
Building Products (0.4%)
Insteel Industries, Inc.	21,000	371
Capital Markets (0.6%)
Labranche & Co., Inc. ‡	83,100	574
Chemicals (2.1%)
Calgon Carbon Corp. ‡	101,200	1,923
Commercial Services & Supplies (2.4%)
Exponent, Inc. ‡	49,900	1,524
Hill International, Inc. ‡	37,100	629
Communications Equipment (1.9%)
EMS Technologies, Inc. ‡	6,600	137
Extreme Networks ‡	103,600	304
Harmonic Lightwaves, Inc. ‡	161,900	1,261
Construction & Engineering (0.6%)
Furmanite Corp. ‡	60,300	552
Diversified Financial Services (1.8%)
Life Partners Holdings, Inc.	72,520	1,614
Diversified Telecommunication Services (1.3%)
Atlantic Tele-Network, Inc.	38,300	1,172
Electrical Equipment (2.2%)
C&D Technologies, Inc. ‡ ^	76,000	610
Powell Industries, Inc. ‡	27,500	1,444
Electronic Equipment & Instruments (4.5%)
Mesa Laboratories, Inc.	29,300	616
Methode Electronics, Inc.	102,600	1,148
Nam Tai Electronics, Inc.	34,100	393
OSI Systems, Inc. ‡	47,600	1,003
Synnex Corp. ‡	39,700	927
Energy Equipment & Services (6.3%)
Boots & Coots International Control, Inc. ‡	393,200	1,034
Dawson Geophysical Co. ‡	22,100	1,451
Matrix Service Co. ‡	56,000	1,264
T-3 Energy Services, Inc. ‡	30,000	2,057
Food Products (1.8%)
Darling International, Inc. ‡	103,450	1,674
Health Care Equipment & Supplies (7.4%)
Cynosure, Inc. -Class A ‡	36,600	905
Datascope Corp.	37,600	1,755
Kensey Nash Corp. ‡	15,500	538
Neogen Corp. ‡	35,600	978
Synovis Life Technologies, Inc. ‡	90,700	1,872
Vnus Medical Technologies ‡	37,000	754
Health Care Providers & Services (3.2%)
HMS Holdings Corp. ‡	70,500	1,754
Sun Healthcare Group, Inc. ‡	85,100	1,216
Insurance (2.6%)
American Physicians Capital, Inc.	34,700	1,728
Darwin Professional Underwriters, Inc. ‡	9,800	303
National Interstate Corp.	18,800	378
Internet Software & Services (6.6%)
Interwoven, Inc. ‡	121,300	1,708
Perficient, Inc. ‡	72,400	729
S1 Corp. ‡	208,400	1,692
Vocus, Inc. ‡	54,200	1,929
IT Services (2.3%)
Sapient Corp. ‡	117,400	758
TNS, Inc. ‡	60,000	1,368
Life Sciences Tools & Services (5.1%)
Icon PLC ‡	34,300	2,756
Parexel International Corp. ‡	66,800	1,952
Machinery (5.7%)
Dynamic Materials Corp.	39,700	1,307
Flow International Corp. ‡	45,400	303
K-Tron International, Inc. ‡	14,000	1,943
LB Foster Co. -Class A ‡	23,800	916
Sun Hydraulics Corp.	19,300	795
Marine (2.3%)
Navios Maritime Holdings, Inc.	104,100	985
TBS International, Ltd. -Class A ‡ ^	29,681	1,084
Metals & Mining (2.0%)
Hecla Mining Co. ‡	104,600	960
Olympic Steel, Inc.	16,200	824
Oil, Gas & Consumable Fuels (10.3%)
Approach Resources, Inc. ‡	28,300	569
Arena Resources, Inc. ‡	58,200	2,381
Energy Partners, Ltd. ‡	65,900	783
Energy XXI Bermuda, Ltd. ‡	138,400	721
Meridian Resource Corp. ‡	333,300	1,056
Petroquest Energy, Inc. ‡	103,000	2,150
Vaalco Energy, Inc. ‡	121,400	795
Warren Resources, Inc. ‡	82,700	966
Pharmaceuticals (1.0%)
Vivus, Inc. ‡	108,400	914
Semiconductors & Semiconductor Equipment (3.3%)
Pericom Semiconductor Corp. ‡	75,000	1,070
Standard Microsystems Corp. ‡	28,600	758
Volterra Semiconductor Corp. ‡	70,700	1,160
Software (6.4%)
Actuate Corp. ‡	48,100	218
Bsquare Corp. ‡	308,800	1,143
Ebix, Inc. ‡	6,145	618
Epiq Systems, Inc. ‡	80,063	935
JDA Software Group, Inc. ‡	77,600	1,325
Netscout Systems, Inc. ‡	119,100	1,622
Specialty Retail (3.4%)
Finish Line -Class A ‡	89,900	975
Genesco, Inc. ‡	30,800	906
Wet Seal, Inc. -Class A ‡	280,200	1,230

	Shares	Value
Textiles, Apparel & Luxury Goods (1.2%)
Movado Group, Inc.	51,600	$1,108
Trading Companies & Distributors (1.4%)
Kaman Corp. -Class A	51,600	1,294
Total Common Stocks (cost $82,064)		89,645

	Principal
REPURCHASE AGREEMENT (6.4%)
State Street Bank & Trust Repurchase Agreement 1.05%, dated 07/31/2008, to be repurchased at $5,895 on 08/01/2008 ¡ à	$5,895	5,895
Total Repurchase Agreement (cost $5,895)		5,895

	Shares
SECURITIES LENDING COLLATERAL (0.4%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% £ à	401	401
Total Securities Lending Collateral (cost $400)		401

Total Investment Securities (cost $88,359) #		$95,941

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $381.
¡	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 0.00%, a maturity date of 11/06/2008, and with a market value plus accrued interest of $6,073.
£	Interest rate shown reflects the yield at July 31, 2008.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $88,359. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $13,421 and $5,839, respectively. Net unrealized appreciation for tax purposes is $7,582.

DEFINITIONS:

PLC	Public Limited Company

Transamerica BlackRock Global Allocation

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS (13.8%)
United States (13.8%)
U.S. Treasury Inflation Indexed Bond, TIPS
2.38%, due 01/15/2027		$4,027	$4,159
U.S. Treasury Inflation Indexed Note, TIPS
0.88%, due 04/15/2010	5,402		5,431
1.88%, due 07/15/2015 ¡	5,205		5,366
2.00%, due 04/15/2012 – 01/15/2016	12,239		12,654
2.38%, due 04/15/2011 ¡	9,275		9,656
2.38%, due 01/15/2017	698		741
2.50%, due 07/15/2016	14,624		15,686
2.63%, due 07/15/2017	940		1,020
U.S. Treasury Note
2.13%, due 01/31/2010	1,790		1,785
2.88%, due 06/30/2010	2,997		3,019
4.63%, due 07/31/2009	2,130		2,179
4.88%, due 05/31/2011	5,650		5,966
Total U.S. Government Obligations (cost $64,736)			67,662

FOREIGN GOVERNMENT OBLIGATIONS (12.1%)
Australia (0.5%)
Australia Government Bond
7.50%, due 09/15/2009	AUD	450	428
6.50%, due 05/15/2013	AUD	1,430	1,365
5.75%, due 06/15/2011	AUD	670	624
Brazil (0.6%)
Brazil Notas Do Tesouro Nacional
6.00%, due 08/15/2010	BRL	1,800	1,966
10.00%, due 01/01/2012 – 01/01/2017	BRL	2,036	1,104
Canada (0.2%)
Canadian Government Bond
4.00%, due 09/01/2010 – 06/01/2016	CAD	1,165	1,165
France (0.1%)
Caisse D’amortissement de La Dette
3.25%, due 04/25/2013	EUR	400	586
Germany (4.3%)
Bundesrepublik Deutschland
4.25%, due 07/04/2017	EUR	2,150	3,334
Bundesschatzanweisungen
4.75%, due 06/11/2010	EUR	1,914	3,011
Deutsche Bundesrepublik, TIPS
1.50%, due 04/15/2016	EUR	3,858	5,766
Federal Republic of Germany
4.00%, due 07/04/2016	EUR	5,200	7,923
Kreditanstalt Fuer Wiederaufbau
4.25%, due 07/04/2014	EUR	700	1,067
Japan (1.2%)
Japanese Government CPI Linked Bond, TIPS
0.80%, due 09/10/2015 – 03/10/2016	JPY	635,818	5,793
Malaysia (1.0%)
Bank Negara Malaysia Monetary Notes
Zero Coupon, due 08/28/2008 – 09/23/2008	MYR	4,110	1,259
Cherating Capital, Ltd.
2.00%, due 07/05/2012	500		500
Johor Corp.
1.00%, due 07/31/2009	MYR	1,925	727
Malaysia Government Bond
3.76%, due 04/28/2011	MYR	45,100	1,559
3.87%, due 04/13/2010	MYR	3,500	1,075
Netherlands (0.4%)
Kingdom of the Netherlands
3.75%, due 07/15/2014	EUR	1,200	1,811
New Zealand (0.1%)
New Zealand Government, TIPS
4.50%, due 02/15/2016	NZD	400	396
Poland (0.3%)
Republic of Poland, TIPS
3.00%, due 08/24/2016	PLN	3,173	1,551
Sweden (0.3%)
Kingdom of Sweden, TIPS
4.00%, due 12/01/2008	SEK	7,000	1,433
United Kingdom (3.1%)
U.K. Gilt
4.00%, due 09/07/2016	GBP	1,825	3,440
5.00%, due 03/07/2018	GBP	2,480	4,992
United Kingdom
4.25%, due 03/07/2011	GBP	3,335	6,523
Total Foreign Government Obligations (cost $56,664)			59,398

ASSET-BACKED SECURITY (0.0%)
Cayman Islands (0.0%)
Latitude CLO, Ltd.
Series 2005-1I, Class SUB
Zero Coupon, due 12/15/2017		$200	102
Total Asset-Backed Security (cost $177)			102

CORPORATE DEBT SECURITIES (2.1%)
Bermuda (0.1%)
Noble Group, Ltd. -144A £
8.50%, due 05/30/2013	375		371
Brazil (0.0%)
Cosan Finance, Ltd. -144A £
7.00%, due 02/01/2017	90		85
Canada (0.1%)
Rogers Wireless, Inc.
7.63%, due 12/15/2011	CAD	500	517
Cayman Islands (0.1%)
Chaoda Modern Agriculture, Reg S
7.75%, due 02/08/2010		$300	301

	Principal		Value
Cayman Islands (continued)
Hutchison Whampoa International, Ltd., Reg S
5.45%, due 11/24/2010		$300	$303
France (0.4%)
Unedic
3.50%, due 09/18/2008	EUR	1,250	1,946
Ireland (0.2%)
Vip Finance Ireland, Ltd. For OJSC
Vimpel Communications -144A £
9.13%, due 04/30/2018		$1,000	978
Luxembourg (0.2%)
Evraz Group SA
8.25%, due 11/10/2015 - Reg S	100		94
8.88%, due 04/24/2013 -144A £	300		292
9.50%, due 04/24/2018 -144A £	425		409
Netherlands (0.3%)
Kazmunaigaz Finance Sub BV -144A £
9.13%, due 07/02/2018	1,300		1,323
Supranational (0.1%)
European Investment Bank
3.63%, due 10/15/2011	EUR	296	448
United States (0.6%)
General Electric Capital Corp.
0.95%, due 01/15/2010 *	JPY	204,000	1,870
General Motors Corp.
8.25%, due 07/15/2023		$234	116
Pemex Project Funding Master Trust, Reg S
5.50%, due 02/24/2025	EUR	860	1,145
Total Corporate Debt Securities (cost $9,756)			10,198

STRUCTURED NOTE DEBTS (2.8%)
Brazil (1.0%)
Republic of Brazil Credit Linked Note
Zero Coupon, due 08/16/2010		$800	858
6.00%, due 08/15/2010	3,790		4,063
Switzerland (0.3%)
UBS Gold Linked Notes £
Zero Coupon, due 03/23/2009	1,200		1,514
United States (1.5%)
JPMorgan Chase & Co.
Zero Coupon, due 05/04/2009	3,000		3,810
Morgan Stanley SPX Bear Note
0.78%, due 05/07/2009	3,229		3,782
Total Structured Note Debts (cost $10,450)			14,027

	Shares
CONVERTIBLE PREFERRED STOCKS (0.2%)
United States (0.2%)
Citigroup, Inc., 6.50% Δ	20,000	877
XL Capital, Ltd., 10.75% ‡ Δ	4,470	112
Total Convertible Preferred Stocks (cost $1,112)		989

PREFERRED STOCKS (0.4%)
Brazil (0.4%)
All America Latina Logistica SA, 0.42% Δ	36,800	491
Banco Bradesco SA, 0.47% Δ	21,407	453
Cia Brasileira de Distribuicao Grupo Pao de Acucar, 0.68% Δ	22,856	526
Usinas Siderurgicas de Minas Gerais SA -Class A, 0.88% Δ	11,575	501
Total Preferred Stocks (cost $1,273)		1,971

COMMON STOCKS (57.8%)
Australia (0.7%)
BHP Billiton, Ltd.	24,100	899
Coca-Cola Amatil, Ltd.	21,200	153
Great Southern, Ltd.	32,200	26
Macquarie Airports	60,900	161
Macquarie Infrastructure Group	160,200	385
Newcrest Mining, Ltd.	11,170	309
Oz Minerals, Ltd. ‡	30,334	57
Rio Tinto, Ltd.	7,400	866
Transurban Group ‡	57,975	281
Woodside Petroleum, Ltd.	10,300	517
Austria (0.0%)
Telekom Austria AG	2,500	52
Belgium (0.2%)
Fortis	3,435	48
RHJ International -144A ‡ £	17,100	192
RHJ International ‡	67,000	747
Bermuda (0.9%)
Accenture, Ltd. -Class A	300	12
Axis Capital Holdings, Ltd.	400	13
Cheung Kong Infrastructure Holdings, Ltd.	77,900	342
Covidien, Ltd.	6,525	321
Endurance Specialty Holdings, Ltd.	16,200	496
Everest RE Group, Ltd.	3,200	262
Foster Wheeler, Ltd. ‡	17,964	1,020
Frontline, Ltd.	400	26
Ingersoll-Rand Co., Ltd. -Class A	600	22
IPC Holdings, Ltd.	10,000	321
Katanga Mining, Ltd. ‡	28,600	311
Nabors Industries, Ltd. ‡	4,850	177
Noble Group, Ltd.	107,869	168
Platinum Underwriters Holdings, Ltd.	6,000	217
RenaissanceRe Holdings, Ltd.	6,200	315
Tyco International, Ltd.	5,525	246
Weatherford International, Ltd. ‡	8,500	321
Brazil (2.0%)
Cia Energetica de Minas Gerais	7,794	185
Cia Vale do Rio Doce -Class B	52,400	1,371
Cosan SA Industria E Comercio ‡	10,800	210
Cyrela Brazil Realty SA	7,450	107
Gafisa SA	18,000	308

	Shares	Value
Brazil (continued)
Lojas Renner SA	2,900	$57
Obrascon Huarte Lain Brasil SA	14,900	252
Petroleo Brasileiro SA -Class A	92,700	4,249
Petroleo Brasileiro SA	19,400	1,085
Slc Agricola SA	48,900	846
Unibanco - Uniao de Bancos Brasileiros SA ‡	3,300	434
VIVO Participacoes SA ‡	89,200	508
Canada (2.0%)
Alamos Gold, Inc. ‡	42,400	304
Aurelian Resources, Inc. ‡	67,200	429
Barrick Gold Corp.	12,695	538
BCE, Inc.	600	23
Canadian Natural Resources, Ltd.	5,300	414
Canadian Pacific Railway, Ltd.	22,200	1,394
Eldorado Gold Corp. ‡	68,300	558
EnCana Corp.	300	22
Goldcorp, Inc.	28,400	1,061
Golden Star Resources, Ltd. ‡	25,200	60
Iamgold Corp.	39,200	259
Imperial Oil, Ltd.	400	20
Kinross Gold Corp.	72,419	1,320
Kinross Gold Corp.	30,400	552
New Gold, Inc. ‡	8,200	49
Nortel Networks Corp. ‡	13,900	106
Petro-Canada	6,400	295
Rogers Communications, Inc. -Class B	28,400	962
Sino-Forest Corp. -Class A ‡	19,000	302
Sun Life Financial, Inc.	200	8
Talisman Energy, Inc.	5,200	93
TELUS Corp. ‡	6,600	245
Viterra, Inc. ‡	17,700	209
Yamana Gold, Inc.	51,000	631
Cayman Islands (0.6%)
Chaoda Modern Agriculture	721,960	834
Noble Corp.	2,900	150
Seagate Technology, Inc.	800	12
Tianjin Port Development Holdings, Ltd.	608,300	282
Transocean, Inc.	3,813	519
XL Capital, Ltd. -Class A	62,400	1,116
Chile (0.2%)
Banco Santander SA	6,100	279
Centros Comerciales Sudamericanos SA	57,000	181
Enersis SA	5,400	96
Saci Falabella	61,400	259
China (0.4%)
China Communications Services Corp., Ltd. -Class H ‡	9,300	7
China Life Insurance Co., Ltd.	5,733	324
China Shenhua Energy Co., Ltd. -Class H	232,800	859
Guangshen Railway Co., Ltd. ‡	420,900	210
Hainan Meilan International Airport Co., Ltd. -Class H	74,000	60
Huaneng Power International, Inc. -Class H	60,000	42
Jiangsu Expressway Co., Ltd. -Class H	71,400	60
Ping An Insurance Group Co. of China, Ltd. -Class H	26,800	185
Shanghai Electric Group Co., Ltd. -Class H ‡	441,200	194
Xiamen International Port Co., Ltd. -Class H	593,500	136
Cyprus (0.0%)
AFI Development PLC ‡	23,000	141
Denmark (0.1%)
Danske Bank A/S -Class R	16,652	471
Egypt (0.1%)
Telecom Egypt	191,930	542
Finland (0.1%)
Fortum OYJ	8,978	396
Nokia OYJ	600	16
France (1.0%)
Alcatel-Lucent ‡	6,000	36
Cie Generale D’Optique Essilor International SA	14,000	691
Electricite de France	5,216	453
France Telecom SA	33,000	1,043
Gdf Suez	3,925	246
Sanofi-Aventis SA	700	25
Societe Generale	5,240	485
Suez SA	7,172	429
Total SA	11,941	914
Vallourec	736	219
Vivendi	6,500	272
Germany (1.0%)
Allianz SE	4,374	742
Bayer AG	9,579	824
Bayer AG ADR	300	26
Bayerische Motoren Werke AG	3,100	139
Deutsche Post AG	21,677	509
Deutsche Telekom AG	36,890	639
E.ON AG	4,915	937
Gea Group AG	6,348	209
Siemens AG	6,131	749
Hong Kong (1.0%)
Beijing Enterprises Holdings, Ltd.	347,389	1,310
Cheung Kong Holdings, Ltd.	29,500	413
China Mobile, Ltd.	55,700	744
Denway Motors, Ltd.	172,000	61
Hutchison Whampoa International, Ltd.	65,800	616
Link REIT	209,000	466
Sun Hung KAI Properties, Ltd.	38,400	570
Tianjin Development Holdings	554,400	339
Wharf Holdings, Ltd.	87,425	386

	Shares	Value
India (0.8%)
Bharat Heavy Electricals, Ltd.	11,500	$449
Container Corp. of India	15,200	298
Hindustan Petroleum Corp., Ltd.	6,050	31
Housing Development Finance Corp.	8,200	434
Larsen & Toubro, Ltd.	3,400	206
Reliance Communications, Ltd. ‡	26,000	303
Reliance Industries, Ltd.	25,300	1,305
State Bank of India, Ltd.	10,000	330
United Spirits, Ltd.	1,675	50
Wockhardt, Ltd.	2,950	13
ZEE Entertainment Enterprises, Ltd.	62,860	284
Indonesia (0.1%)
Bumi Resources TBK PT	776,301	569
Israel (0.1%)
Check Point Software Technologies ‡	1,200	27
Ectel, Ltd. ‡	4,795	8
Teva Pharmaceutical Industries, Ltd.	5,523	248
Italy (0.4%)
ENI SpA	20,256	684
Intesa Sanpaolo SpA	94,293	529
UniCredit SpA	97,105	579
Japan (6.5%)
AIOI Insurance Co., Ltd.	178,000	952
Ajinomoto Co., Inc.	12,000	123
Asahi Glass Co., Ltd.	35,800	395
Asics Corp.	12,000	112
Astellas Pharma, Inc.	31,700	1,374
Bank of Yokohama, Ltd.	10,000	64
Canon, Inc.	20,500	937
Coca-Cola Central Japan Co., Ltd.	20	146
Coca-Cola West Holdings Co., Ltd.	27,571	610
Credit Saison Co., Ltd.	10,800	227
Daikin Industries, Ltd.	7,500	320
Daiwa House Industry Co., Ltd.	26,700	253
East Japan Railway Co.	114	892
Fukuoka Financial Group, Inc.	54,500	228
Hokkaido Coca-Cola Bottling Co., Ltd.	12,000	66
Honda Motor Co., Ltd.	7,600	243
House Foods Corp.	4,400	72
Hoya Corp.	28,600	590
Japan Tobacco, Inc.	120	559
JGC Corp.	32,000	648
KDDI Corp.	50	286
Kinden Corp.	29,000	293
Kirin Holdings Co., Ltd.	45,500	695
Kubota Corp.	89,900	571
Matsushita Electric Industrial Co., Ltd.	40,000	843
Mikuni Coca-Cola Bottling Co., Ltd.	21,800	205
Ministop Co., Ltd.	3,200	72
Mitsubishi Corp.	53,300	1,553
Mitsubishi Rayon Co., Ltd.	208,000	636
Mitsubishi Tanabe Pharma Corp.	16,000	208
Mitsui Sumitomo Insurance Group Holdings, Inc. ‡	46,600	1,545
Mizuho Financial Group, Inc.	47	225
Murata Manufacturing Co., Ltd.	9,900	411
Nippon Telegraph & Telephone Corp.	41	208
Nipponkoa Insurance Co., Ltd.	114,200	916
NTT DoCoMo, Inc.	996	1,618
NTT Urban Development Corp.	245	338
Okinawa Cellular Telephone Co.	14	22
Okumura Corp.	82,400	311
Rinnai Corp.	5,500	198
Sekisui House, Ltd.	71,000	667
Seven & I Holdings Co., Ltd.	30,500	933
Shimachu Co., Ltd.	4,700	116
Shin-Etsu Chemical Co., Ltd.	16,100	985
Shinsei Bank, Ltd.	47,000	163
Sony Corp.	600	23
Sumitomo Chemical Co., Ltd.	153,300	1,012
Sumitomo Mitsui Financial Group, Inc.	113	877
Suzuki Motor Corp.	40,100	876
Tadano, Ltd.	5,000	45
Takeda Pharmaceutical Co., Ltd.	36,300	1,927
Toda Corp.	51,000	176
Toho Co., Ltd.	23,100	484
Tokio Marine Holdings, Inc.	61,700	2,315
Tokyo Gas Co., Ltd.	144,000	580
Toyota Industries Corp.	15,600	452
Ube Industries, Ltd.	40,900	147
Kazakhstan (0.1%)
Kazmunaigas Exploration Production	15,700	400
Korea, Republic of (1.5%)
Cheil Industries, Inc.	4,700	245
CJ Cheiljedang Corp. ‡	1,065	245
CJ Corp. ‡	1,835	101
Daegu Bank	7,700	96
Dongbu Insurance Co., Ltd.	6,100	199
Fine DNC Co., Ltd.	16,300	38
Hana Financial Group, Inc.	5,300	200
Interflex Co., Ltd. ‡	16,100	56
Kookmin Bank	3,900	221
Korea Electric Power Corp.	10,100	322
Korean Reinsurance Co.	23,674	278
KT Corp.	37,000	757
KT&G Corp.	11,300	1,002
Lotte Shopping Co., Ltd. -144A	3,600	54
LS Cable, Ltd.	5,200	414
Meritz Fire & Marine Insurance Co., Ltd.	40,163	392
Nong Shim Co., Ltd.	500	112
Paradise Co., Ltd.	34,339	96
POSCO	5,100	677
POSCO ADR	1,100	585
Pusan Bank	9,900	120
Samsung Electronics Co., Ltd.	1,050	581

	Shares	Value
Korea, Republic of (continued)
Samsung Fine Chemicals Co., Ltd.	8,400	$449
SK Telecom Co., Ltd.	1,400	267
Luxembourg (0.1%)
Arcelormittal	6,703	593
Malaysia (0.4%)
British American Tobacco PLC	20,100	249
IOI Corp. BHD	357,530	628
Plus Expressways BHD	67,900	60
Telekom Malaysia BHD	86,000	91
Tenaga Nasional BHD	220,657	566
Tm International BHD ‡	86,000	168
Mexico (0.3%)
America Movil SAB de CV Series L	13,700	692
Fomento Economico Mexicano SAB de CV	14,700	674
Megacable Holdings SAB de CV ‡	4,500	10
URBI Desarrollos Urbanos SA de CV ‡	12,500	41
Netherlands (0.2%)
AKZO Nobel NV	8,449	483
Koninklijke KPN NV	10,300	179
Unilever NV	5,700	158
Netherlands Antilles (0.3%)
Schlumberger, Ltd.	13,400	1,361
New Zealand (0.0%)
Contact Energy, Ltd.	23,500	145
Telecom Corp. of New Zealand, Ltd.	32,133	89
Norway (0.1%)
DNB NOR ASA	39,960	510
Norsk Hydro ASA	5,000	63
Telenor ASA	10,000	150
Philippines (0.0%)
First GEN Corp.	12,000	8
Pnoc Energy Development Corp.	160,000	17
Russian Federation (0.9%)
Kuzbassrazrezugol ‡	759,360	516
Mechel OAO	27,900	592
Novolipetsk Steel OJSC	6,100	272
Novorossiysk Commercial Sea Port	16,400	221
OAO Gazprom	27,700	1,335
Polyus Gold Co.	16,900	361
Rushydro ‡	11,673,100	771
Severstal	19,000	365
Singapore (1.1%)
Capitaland, Ltd.	155,800	643
Fraser and Neave, Ltd.	164,000	527
Keppel Corp., Ltd.	157,600	1,217
Keppel Land, Ltd.	53,262	189
MobileOne, Ltd. ‡	195,030	287
Oversea-Chinese Banking Corp.	71,000	434
Parkway Holdings, Ltd.	214,620	311
Parkway Life Real Estate REIT ‡	11,732	10
SembCorp Marine, Ltd.	84,700	257
Singapore Press Holdings, Ltd.	74,000	217
Singapore Telecommunications, Ltd.	475,150	1,237
South Africa (0.1%)
Anglo Platinum, Ltd.	1,700	222
Gold Fields, Ltd.	9,300	110
Impala Platinum Holdings, Ltd.	6,700	222
Sasol, Ltd.	3,200	171
Spain (0.4%)
Banco Santander SA	39,258	764
Cintra Concesiones de Infraestructuras	12,652	142
de Transporte SA
Iberdrola Renovables SA ‡	29,300	193
Telefonica SA ADR	4,000	312
Telefonica SA	28,381	737
Switzerland (1.3%)
ACE, Ltd.	24,400	1,237
Credit Suisse Group AG	13,941	696
Nestle SA	41,409	1,816
Novartis AG	19,652	1,167
Roche Holding AG	4,077	753
Swisscom AG	888	286
Zurich Financial Services AG	2,315	609
Taiwan (0.8%)
Cathay Financial Holding Co., Ltd.	170,319	328
Chinatrust Financial Holding Co., Ltd.	238,320	172
Chunghwa Telecom Co., Ltd., ADR ‡	38,030	958
Chunghwa Telecom Co., Ltd. ‡	176,500	447
Delta Electronics, Inc.	207,335	528
Fubon Financial Holding Co., Ltd.	157,000	139
HON HAI Precision Industry Co., Ltd.	69,000	333
Taiwan Cement Corp.	456,961	580
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,121	229
Taiwan Semiconductor Manufacturing Co., Ltd.	69,348	125
Thailand (0.3%)
Airports of Thailand PCL	117,300	137
Bangkok Expressway PCL	101,600	52
Hana Microelectronics PCL	201,400	104
PTT Exploration & Production PCL	28,500	126
PTT PCL	54,600	411
Siam Cement PCL	16,500	84
Siam Commercial Bank PCL	236,500	526
United Kingdom (2.3%)
Anglo American PLC	10,943	626
BAE Systems PLC	81,091	720
Barclays Bank PLC	34,490	234
BP PLC	93,902	964
British American Tobacco PLC	19,323	697
Cadbury PLC	15,424	731
Diageo PLC	26,400	1,858
GlaxoSmithKline PLC	32,635	761
Guinness Peat Group PLC	132,095	130
HSBC Holdings PLC	22,116	366

	Shares	Value
United Kingdom (continued)
Premier Foods PLC	29,000	$50
Royal Dutch Shell PLC -Class A	4,200	297
Royal Dutch Shell PLC -Class B	32,291	1,134
Unilever PLC	29,588	811
Vodafone Group PLC	542,930	1,454
Vodafone Group PLC ADR	15,861	425
United States (29.4%)
3Com Corp. ‡	140,900	265
3M Co.	8,800	619
Abbott Laboratories	19,900	1,121
AES Corp. ‡	14,900	240
Aetna, Inc.	27,550	1,130
Affiliated Computer Services, Inc. -Class A ‡	500	24
AGCO Corp. ‡	400	24
AK Steel Holding Corp.	400	25
Alcoa, Inc.	11,456	387
Alliance Resource Partners, LP	6,600	318
Allstate Corp.	18,200	841
Altria Group, Inc.	24,400	497
American Commercial Lines, Inc. ‡	70,400	806
American International Group, Inc.	109,000	2,839
AmerisourceBergen Corp. -Class A	8,800	368
Amgen, Inc. ‡	600	38
Anadarko Petroleum Corp.	7,700	446
Apache Corp.	4,000	449
Applied Biosystems, Inc.	1,800	66
Applied Materials, Inc.	17,200	298
Assurant, Inc.	6,900	415
AT&T, Inc.	109,430	3,372
Autoliv, Inc.	400	16
Avnet, Inc. ‡	500	14
Avon Products, Inc.	7,200	305
Bank of America Corp.	4,200	138
Bank of New York Mellon Corp.	44,681	1,586
Baxter International, Inc.	4,200	288
Big Lots, Inc. ‡	800	24
BMC Software, Inc. ‡	500	16
Boeing Co.	15,700	959
Borland Software Corp. ‡	3,900	6
Boston Scientific Corp. ‡	12,300	146
Bristol-Myers Squibb Co.	153,000	3,231
Burlington Northern Santa Fe Corp.	47,200	4,915
CA, Inc.	48,200	1,150
Cadence Design Systems, Inc. ‡	700	5
Celanese Corp. Series A, Class A	500	19
CenturyTel, Inc.	400	15
CF Industries Holdings, Inc.	200	33
Chevron Corp.	38,600	3,264
Chubb Corp.	8,600	413
Ciena Corp. ‡	27,700	573
Cigna Corp.	52,100	1,929
Cimarex Energy Co.	400	21
Circuit City Stores, Inc.	12,400	25
Cisco Systems, Inc. ‡	93,200	2,049
CMS Energy Corp.	13,300	180
CNA Financial Corp.	400	11
CNX Gas Corp. ‡	14,700	459
Coca-Cola Co.	10,800	556
Coca-Cola Enterprises, Inc.	900	15
Comcast Corp. -Class A	92,350	1,904
Complete Production Services, Inc. ‡	16,800	535
Computer Sciences Corp. ‡	300	14
Comverse Technology, Inc. ‡	45,500	682
ConAgra Foods, Inc.	9,100	197
ConocoPhillips	26,000	2,122
Consol Energy, Inc.	25,700	1,912
Constellation Brands, Inc. -Class A ‡	8,200	176
Constellation Energy Group, Inc.	7,200	599
Corning, Inc.	46,200	924
Coventry Health Care, Inc. ‡	11,400	403
Crown Holdings, Inc. ‡	12,200	342
CSX Corp.	500	34
Cummins, Inc.	400	27
CVS Caremark Corp.	8,201	299
Darwin Professional Underwriters, Inc. ‡	2,800	87
DaVita, Inc. ‡	5,400	302
Deere & Co.	400	28
Devon Energy Corp.	11,500	1,091
Discover Financial Services	100	1
Discovery Holding Co. -Class A ‡	1,000	20
Dish Network Corp. -Class A ‡	800	24
Dover Corp.	600	30
Dow Chemical Co.	25,400	846
Dr Pepper Snapple Group, Inc. ‡	11,568	239
Duke Energy Corp.	1,000	18
Dynegy, Inc. -Class A ‡	24,000	162
Ei DU Pont de Nemours & Co.	16,800	736
El Paso Corp.	100,200	1,797
Electronic Data Systems Corp.	600	15
Eli Lilly & Co.	15,000	707
Embarq Corp.	2,065	95
EMC Corp. ‡	1,000	15
Endo Pharmaceuticals Holdings, Inc. ‡	3,900	90
Ensco International, Inc.	2,400	166
Exelon Corp.	2,500	197
Expedia, Inc. ‡	700	14
Express Scripts, Inc. -Class A ‡	400	28
Extreme Networks ‡	11,700	34
Exxon Mobil Corp.	60,200	4,842
Fairpoint Communications, Inc.	1,074	7
Family Dollar Stores, Inc.	600	14
FedEx Corp.	900	71
Fidelity National Financial, Inc. -Class A	62,100	830
FirstEnergy Corp.	400	29
Forest Laboratories, Inc. ‡	5,700	202

	Shares	Value
United States (continued)
Foundation Coal Holdings, Inc.	15,400	$915
FPL Group, Inc.	11,500	742
Freeport-McMoRan Copper & Gold, Inc.	4,500	435
Gap, Inc.	1,500	24
General Communication, Inc. -Class A ‡	11,300	101
General Dynamics Corp.	1,600	143
General Electric Co.	189,500	5,361
General Motors Corp.	35,100	389
Genuine Parts Co.	400	16
Genworth Financial, Inc. -Class A	500	8
Global Industries, Ltd. ‡	31,800	380
Goodrich Corp.	300	15
Google, Inc. -Class A ‡	3,540	1,677
Halliburton Co.	11,580	519
Hanesbrands, Inc. ‡	862	18
Hartford Financial Services Group, Inc.	8,600	545
Hasbro, Inc.	600	23
Healthsouth Corp. ‡	8,020	132
Hess Corp.	4,900	497
Hewitt Associates, Inc. -Class A ‡	600	22
Hewlett-Packard Co.	62,500	2,800
HJ Heinz Co.	7,900	398
Hologic, Inc. ‡	33,700	622
Honeywell International, Inc.	300	15
Hormel Foods Corp.	600	22
Humana, Inc. ‡	23,200	1,019
Idearc, Inc.	1,532	2
Intel Corp.	88,500	1,964
International Business Machines Corp.	14,500	1,856
International Game Technology	20,100	436
International Paper Co.	29,700	823
Intersil Corp. -Class A	600	14
Invitrogen Corp. ‡	1,700	75
JDS Uniphase Corp. ‡	4,925	54
Johnson & Johnson	57,700	3,951
JPMorgan Chase & Co.	11,900	483
Juniper Networks, Inc. ‡	600	16
KBR, Inc.	6,777	193
Key Energy Services, Inc. ‡	10,700	172
King Pharmaceuticals, Inc. ‡	5,800	67
Kraft Foods, Inc. -Class A	39,136	1,245
Kroger Co.	700	20
L-3 Communications Corp.	200	20
Lehman Brothers Holdings, Inc.	11,000	191
Lexmark International, Inc. -Class A ‡	13,900	488
Liberty Media Corp. - Capital Series A, Class A ‡	4	♦
Liberty Media Corp. - Entertainment Series A ‡	16	♦
Liberty Media Corp. - Interactive -Class A ‡	762	11
Lincoln National Corp.	200	10
Lockheed Martin Corp.	7,300	762
Loews Corp.	400	18
Lorillard, Inc. ‡	200	13
LSI Corp. ‡	3,668	25
Lubrizol Corp.	300	15
Macqarie Infrastructure Co.	30,000	673
Manpower, Inc.	200	10
Marathon Oil Corp.	22,000	1,088
Marsh & McLennan Cos., Inc.	6,400	181
Mattel, Inc.	25,700	515
McDonald’s Corp.	12,200	729
McKesson Corp.	7,900	442
Medco Health Solutions, Inc. ‡	8,700	431
Medtronic, Inc.	23,300	1,231
Merck & Co., Inc.	35,000	1,152
MetLife, Inc.	3,200	162
Mettler Toledo International, Inc. ‡	850	91
Microsoft Corp.	188,800	4,856
Mirant Corp. ‡	10,800	331
Mohawk Industries, Inc. ‡	200	12
Motorola, Inc.	29,400	254
Murphy Oil Corp.	5,700	454
National Oilwell Varco, Inc. ‡	14,521	1,142
Newmont Mining Corp.	47,900	2,297
Noble Energy, Inc.	300	22
Norfolk Southern Corp.	14,000	1,007
Northern Trust Corp.	19,700	1,540
Northrop Grumman Corp.	200	13
Novell, Inc. ‡	12,000	67
Novellus Systems, Inc. ‡	600	12
NRG Energy, Inc. ‡	7,400	269
Nucor Corp.	400	23
Occidental Petroleum Corp.	9,800	773
Oracle Corp. ‡	1,000	22
Owens-Illinois, Inc. ‡	500	21
Pall Corp.	1,800	73
Panera Bread Co. -Class A ‡	45,900	2,300
Parker Hannifin Corp.	300	19
Patterson-UTI Energy, Inc.	900	26
Pepsi Bottling Group, Inc.	500	14
PepsiAmericas, Inc.	3,700	88
PerkinElmer, Inc.	2,200	64
Pfizer, Inc.	125,900	2,351
Pharmerica Corp. ‡	383	9
Philip Morris International, Inc.	19,400	1,002
Polycom, Inc. ‡	39,900	942
PPL Corp.	10,200	479
Precision Castparts Corp.	3,400	318
Procter & Gamble Co.	42,100	2,757
Progressive Corp.	13,600	275
Prudential Financial, Inc.	1,900	131
Qualcomm, Inc.	16,300	902
Qwest Corp.	145,600	558
Raytheon Co.	200	11

	Shares	Value
United States (continued)
Reliance Steel & Aluminum Co.	400	$25
Republic Services, Inc. -Class A	600	20
Reynolds American, Inc.	400	22
Ross Stores, Inc.	700	27
Ryder System, Inc.	400	26
Saic, Inc. ‡	1,400	26
SanDisk Corp. ‡	24,500	345
Sara Lee Corp.	6,600	90
Schering-Plough Corp.	35,200	742
Senomyx, Inc. ‡	7,600	39
Smith International, Inc.	4,000	298
Smurfit-Stone Container Corp. ‡	10,400	59
Southern Copper Corp.	900	25
Spirit Aerosystems Holdings, Inc. -Class A ‡	22,800	494
Sprint Nextel Corp.	66,800	544
SPX Corp.	300	38
St Joe Co.	21,500	753
State Street Corp. à	35,000	2,507
Stone Energy Corp. ‡	4,100	209
Sun Microsystems, Inc. ‡	23,450	249
Sunoco, Inc.	200	8
Supervalu, Inc.	3,272	84
Symantec Corp. ‡	1,300	27
Synopsys, Inc. ‡	600	14
Tellabs, Inc. ‡	4,100	21
Terra Industries, Inc.	500	27
Texas Instruments, Inc.	3,800	93
Textron, Inc.	500	22
Thermo Fisher Scientific, Inc. ‡	6,500	393
Time Warner, Inc.	9,300	133
TJX Cos., Inc.	800	27
Travelers Cos., Inc. ‡	17,100	754
Tyco Electronics, Ltd.	6,525	216
U.S. Steel Corp.	7,800	1,251
Unifi, Inc. ‡	26,800	85
Union Pacific Corp.	45,600	3,759
United Technologies Corp.	3,800	243
UnitedHealth Group, Inc.	45,500	1,278
US Bancorp	8,400	257
Valeant Pharmaceuticals International ‡	40,400	692
Valero Energy Corp.	300	10
Varian, Inc. ‡	900	44
Ventas, Inc. REIT	4,000	179
Verizon Communications, Inc.	65,100	2,216
Viacom, Inc. -Class B ‡	12,100	338
Virgin Media, Inc. ‡	40,200	451
Wabco Holdings, Inc.	100	5
Wal-Mart Stores, Inc.	3,100	182
Waters Corp. ‡	8,500	577
WellPoint, Inc. ‡	21,150	1,109
Western Digital Corp. ‡	800	23
Windstream Corp.	10,122	121
Wyeth	21,200	859
Xerox Corp.	61,500	839
Xilinx, Inc.	1,000	25
Total Common Stocks (cost $277,375)		283,937

	Principal
REPURCHASE AGREEMENT (0.5%)
United States (0.5%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $2,656 on 08/01/2008 q à	$2,656	2,656
Total Repurchase Agreement (cost $2,656)		2,656

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.3%)
United States (2.3%)
U.S. Treasury Bill
Zero Coupon, due 08/07/2008 – 09/25/2008	11,100	11,084
Total U.S. Government Agency Obligations (cost $11,084)		11,084

	Contracts (•)
PURCHASED OPTIONS (0.2%)
Covered Call Options (0.1%)
Bristol-Myers Squibb Co.	226	1
Call Strike $35.00
Expires 01/17/2009
Ford Motor Co.	177	57
Call Strike $8.00
Expires 09/20/2008
General Motors	132	5
Call Strike $50.00
Expires 01/16/2010
General Motors	126	3
Call Strike $60.00
Expires 01/16/2010
Gold Commodity	1,377	93
Call Strike $100.00
Expires 09/20/2008
Lockheed Martin Corp.	119	43
Call Strike $115.00
Expires 01/17/2009
Medtronic, Inc.	34	18
Call Strike $50.00
Expires 01/17/2009
Medtronic, Inc.	27	7
Call Strike $55.00
Expires 01/17/2009
Medtronic, Inc.	110	11
Call Strike $60.00
Expires 01/16/2010
Northrop Grumman Corp.	142	20
Call Strike $80.00
Expires 01/17/2009

	Contracts (•)	Value
Covered Call Options (continued)
Raytheon Co.	223	$14
Call Strike $70.00
Expires 01/17/2009
Put Options (0.1%)
Bed Bath Beyond	205	4
Put Strike $25.00
Expires 08/16/2008
Kohl’s Corp.	134	58
Put Strike $40.00
Expires 01/17/2009
Russell 2000 Index	75	89
Put Strike $670.00
Expires 09/20/2008
SPX Index	91	58
Put Strike $1,210.00
Expires 08/16/2008
SPX Index	252	203
Put Strike $1,220.00
Expires 08/16/2008
SPX Index	76	54
Put Strike $1,215.00
Expires 08/16/2008
SPX Index	50	68
Put Strike $1,240.00
Expires 08/16/2008
SPX Index	33	56
Put Strike $1,250.00
Expires 08/16/2008
SPX Index	90	46
Put Strike $1,200.00
Expires 08/16/2020
Williams-Sonoma, Inc.	190	52
Put Strike $20.00
Expires 08/16/2008
Total Purchased Options (cost $2,832)		960

	Notional Amount
PURCHASED SWAPTIONS (0.0%)
Put Options (0.0%)
OTC USD vs CHF
Put Strike $1.02
Expires 01/12/2009	1,900	60
Total Purchased Swaptions (cost $60)		60

	Principal
CONVERTIBLE BONDS (4.1%)
Bermuda (0.1%)
Hongkong Land CB 2005, Ltd.
2.75%, due 12/21/2012		$200	233
Canada (0.2%)
Sino-Forest Corp. -144A £
5.00%, due 08/01/2013	1,000		1,000
Cayman Islands (0.3%)
Chaoda Modern Agriculture
Zero Coupon, due 05/08/2011	HKD	2,710	494
Fu Ji Food And Catering Services
Zero Coupon, due 10/18/2010	HKD	1,300	133
YTL Power Finance Cayman, Ltd.
Zero Coupon, due 05/09/2010		$800	911
Germany (0.3%)
KFW-DTE
3.25%, due 06/27/2013	EUR	1,000	1,560
Hong Kong (0.1%)
Brilliance China Finance, Ltd.
Zero Coupon, due 06/07/2011		$465	473
India (0.9%)
Gujarat NRE Coke, Ltd.
Zero Coupon, due 04/12/2011	200		344
Housing Development Finance Corp.
Zero Coupon, due 09/27/2010	400		674
Punj Lloyd, Ltd.
Zero Coupon, due 04/08/2011	500		579
Reliance Communications, Ltd.
Zero Coupon, due 05/10/2011 – 03/01/2012	1,575		1,685
Suzlon Energy, Ltd.
Zero Coupon, due 10/11/2012	325		309
Tata Motors, Ltd.
1.00%, due 04/27/2011	750		710
Japan (0.1%)
Bank of Kyoto, Ltd.
1.90%, due 09/30/2009	JPY	37,000	608
Jersey, C.I. (0.7%)
Aldar Funding, Ltd.
5.77%, due 11/10/2011		$1,000	2,097
Dana Gas Sukuk, Ltd.
7.50%, due 10/31/2012	1,520		1,405
Malaysia (0.8%)
Berjaya Land BHD
8.00%, due 08/15/2011	MYR	1,240	396
Feringghi Capital, Ltd. , Reg S
Zero Coupon, due 12/22/2009		$600	669
IOI Capital BHD
Zero Coupon, due 12/18/2011	750		942
Rafflesia Capital, Ltd.
1.25%, due 10/04/2011 *	1,600		1,831
Resorts World BHD
Zero Coupon, due 09/19/2008	MYR	380	159
Singapore (0.4%)
Capitaland, Ltd.
2.10%, due 11/15/2016	SGD	1,000	701
2.95%, due 06/20/2022	SGD	1,250	671
Keppel Land, Ltd.
2.50%, due 06/23/2013	SGD	600	438

	Principal	Value
Taiwan (0.0%)
Shin Kong Financial Holding Co., Ltd.
Zero Coupon, due 06/17/2009	$20	$19
United States (0.2%)
Cell Genesys, Inc.
3.13%, due 11/01/2011	70	50
McMoRan Exploration Co.
5.25%, due 10/06/2011	370	614
NABI Biopharmaceuticals
2.88%, due 04/15/2025	80	71
SanDisk Corp.
1.00%, due 05/15/2013	550	354
Total Convertible Bonds (cost $19,482)		20,130

	Shares
INVESTMENT COMPANIES (3.5%)
Cayman Islands (0.0%)
Dragon Capital - Vietnam Enterprise	51,468	136
Investments, Ltd.
United States (3.4%)
Consumer Staples Select Sector SPDR Fund	25,400	695
Health Care Select Sector SPDR Fund	25,500	820
iShares Dow Jones US Financial Sector Index Fund	4,600	333
iShares Dow Jones US Technology Sector Index Fund	9,300	497
iShares Dow Jones US Telecommunications Sector Index Fund	17,900	416
iShares Silver Trust	75,400	1,322
SPDR Gold Trust	70,800	6,376
Technology Select Sector	195,200	4,355
Telecom Holdrs Trust	4,600	132
Utilities Select Sector SPDR Fund	40,600	1,550
Vanguard Telecommunication Services ETF	500	30
Vietnam (0.1%)
Vinaland, Ltd.	436,400	515
Total Investment Companies (cost $15,719)		17,177

RIGHTS (0.0%)
Canada (0.0%)
Peak Gold, Ltd.	41,000	4
France (0.0%)
Suez Environnement SA	7,193	52
Total Rights (cost $64)		56

STRUCTURED NOTE EQUITIES (0.1%)
United States (0.1%)
Preferred Term Secs XXV Note	175,000	104
Preferred Term Secs XXVI Note £	190,000	130
Preferred Term Secs XXVI Note -144A	350,000	170
Preferred Term Secs XXVII Note	200,000	160
Total Structured Note Equities (cost $904)		564

Total Investment Securities (cost $474,344) # §		$490,971

	Contracts (•)
WRITTEN OPTIONS - 0.6% §
Covered Call Options - 0.6%
Aetna, Inc.	60	8
Call Strike $50.00
Expires 1/17/2009
American Commercial	12	♦
Call Strike $20.00
Expires 1/17/2009
Boeing Co.	38	1
Call Strike $85.00
Expires 1/17/2009
Boeing Co.	33	4
Call Strike $75.00
Expires 1/17/2009
Burlington Northern	194	374
Call Strike $90.00
Expires 1/17/2009
Cigna Corp.	168	27
Call Strike $43.38
Expires 1/17/2009
Cigna Corp.	78	21
Call Strike $40.00
Expires 1/17/2009
Circuit City	124	2
Call Strike $5.00
Expires 1/17/2009
Consol Energy, Inc.	103	330
Call Strike $45.00
Expires 1/17/2009
Corning, Inc.	171	11
Call Strike $25.00
Expires 1/17/2009
Corning, Inc.	232	4
Call Strike $30.00
Expires 1/17/2009
Dow Chemical	168	32
Call Strike $35.00
Expires 1/17/2009
Dupont	110	28
Call Strike $45.00
Expires 1/17/2009
Forster Wheeler	22	9
Call Strike $67.50
Expires 1/17/2009
Foster Wheeler, Ltd.	76	1
Call Strike $77.50
Expires 8/16/2008

	Contracts (•)	Value
Covered Call Options (continued)
Hewlett-Packard Co.	185	$32
Call Strike $50.00
Expires 1/17/2009
Hewlett-Packard Co.	346	91
Call Strike $47.50
Expires 1/17/2009
Hologic, Inc.	43	2
Call Strike $25.00
Expires 1/17/2009
Humana, Inc.	62	30
Call Strike $45.00
Expires 1/17/2009
Humana, Inc.	34	10
Call Strike $50.00
Expires 1/17/2009
International Game Tech	201	32
Call Strike $25.00
Expires 1/17/2009
Kraft Foods	163	47
Call Strike $30.00
Expires 1/17/2009
Lehman Brothers	94	2
Call Strike $32.00
Expires 10/18/2008
Lexmark International	139	56
Call Strike $35.00
Expires 1/17/2009
Mattel	257	89
Call Strike $17.50
Expires 1/17/2009
Mechel OAO	279	166
Call Strike $20.00
Expires 1/17/2009
Norfolk Southern	103	196
Call Strike $55.00
Expires 1/17/2009
Panera Bread Co.	40	14
Call Strike $55.00
Expires 1/17/2009
Panera Bread Co.	282	324
Call Strike $40.00
Expires 1/17/2009
Polycom, Inc.	290	20
Call Strike $30.00
Expires 1/17/2009
Polycom, Inc.	76	17
Call Strike $25.00
Expires 1/17/2009
SanDisk Corp.	70	5
Call Strike $20.00
Expires 1/17/2009
SanDisk Corp.	70	9
Call Strike $17.50
Expires 1/17/2009
SanDisk Corp.	105	22
Call Strike $15.00
Expires 1/17/2009
The St Joe Co.	90	15
Call Strike $40.00
Expires 1/17/2009
The St Joe Co.	111	41
Call Strike $35.00
Expires 1/17/2009
The St Joe Co.	14	1
Call Strike $45.00
Expires 1/17/2009
State Street Corp. à	36	35
Call Strike $70.00
Expires 1/17/2009
State Street Corp. à	19	10
Call Strike $80.00
Expires 1/17/2009
State Street Corp. à	81	58
Call Strike $75.00
Expires 1/17/2009
U.S. Steel	48	277
Call Strike $110.00
Expires 1/17/2009
Unilever	57	6
Call Strike $30.00
Expires 1/17/2009
UnitedHealth Group, Inc.	242	24
Call Strike $35.00
Expires 1/17/2009
UnitedHealth Group	61	15
Call Strike $30.00
Expires 1/17/2009
Valeant Pharmaceuticals International	163	51
Call Strike $15.00
Expires 1/17/2009
Valeant Pharmaceuticals International	241	119
Call Strike $12.50
Expires 1/17/2009
Viacom, Inc.	69	14
Call Strike $30.00
Expires 1/17/2009
WellPoint, Inc.	150	64
Call Strike $55.00
Expires 1/17/2009
Xerox Corp.	148	2
Call Strike $20.00
Expires 1/17/2009

	Contracts (•)	Value
Put Options - 0.0%
Russell 2000 Index	40	$2
Put Strike $550.00
Expires 9/20/2008
Total Written Options (premiums: $2,303)		$2,750

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts (•)	Date	Amount	(Depreciation)

10-Year Japan Bond	(4)	09/22/2008	$(5,058)	$(94)
10-Year U.S. Treasury Note	(50)	09/30/2008	(5,741)	(93)
2-Year U.S. Treasury Note	84	10/03/2008	17,808	91
90-Day Euro Dollar	(1)	09/14/2009	(241)	(4)
90-Day Euro Dollar	1	09/15/2008	243	5
DAX Index	3	09/19/2008	763	(43)
DJ Euro STOXX 50 Index	28	09/20/2008	1,476	(54)
Russell Index	(362)	09/19/2008	(25,901)	694
S&P 500 Index	43	09/18/2008	13,621	37
S&P 500 Index	8	09/19/2008	507	6
S&P/TSE 60 Index	(2)	09/18/2008	(318)	3
			$(2,841)	$548

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Australian Dollar	(931)	08/14/2008	$(884)	$9
Canadian Dollar	(4,176)	08/01/2008	(4,168)	96
Canadian Dollar	(3,047)	08/15/2008	(2,966)	(4)
Euro	3,065	08/08/2008	4,821	(40)
Euro	(7,582)	08/08/2008	(11,917)	89
Hong Kong Dollar	(3,119)	08/01/2008	(400)	♦
Hong Kong Dollar	(2,339)	08/15/2008	(300)	♦
Indian Rupee	(76)	08/01/2008	(2)	♦
Indonesian Rupiah	8,345,100	08/21/2008	911	3
Japanese Yen	1,156,845	08/01/2008	11,095	(392)
Japanese Yen	(193,606)	08/01/2008	(1,800)	9
Japanese Yen	1,728,040	08/07/2008	16,144	(153)
Japanese Yen	(663,553)	08/08/2008	(6,165)	24
Japanese Yen	930,791	08/15/2008	8,605	12
Mexican Peso	(11,675)	08/08/2008	(1,157)	(6)
New Zealand Dollar	(1,492)	08/07/2008	(1,118)	26
Norwegian Krone	7,530	08/01/2008	1,479	(12)
Norwegian Krone	2,035	08/14/2008	392	4
Norwegian Krone	7,530	08/15/2008	1,452	13
Republic of Korea Won	1,494,992	08/08/2008	1,471	6

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)

Republic of Korea Won	(704,340)	08/08/2008	$(700)	$4
Singapore Dollar	1,014	08/01/2008	753	(11)
Singapore Dollar	6,230	08/14/2008	4,557	(1)
Singapore Dollar	1,698	08/15/2008	1,242	♦
South African Rand	(2,334)	08/08/2008	(308)	(11)
Swedish Krona	7,701	08/07/2008	1,284	(12)
Swiss Franc	9,546	08/08/2008	9,234	(125)
Swiss Franc	(1,143)	08/08/2008	(1,100)	9
Swiss Franc	(1,663)	08/14/2008	(1,589)	3
Taiwan Dollar	(27,468)	08/01/2008	(907)	10
Taiwan Dollar	24,072	08/18/2008	797	(11)
Taiwan Dollar	(27,468)	08/18/2008	(901)	5
Turkish Lira	(901)	08/15/2008	(743)	(33)
United Arab Emirates Dirham	1,933	08/14/2008	526	♦
United Arab Emirates Dirham	950	11/24/2008	267	(8)
British Pound Sterling	(814)	08/01/2008	(1,628)	16
British Pound Sterling	(5,068)	08/07/2008	(10,095)	58
British Pound Sterling	(2,087)	08/08/2008	(4,171)	38
British Pound Sterling	(4,020)	08/14/2008	(7,958)	1
British Pound Sterling	(814)	08/15/2008	(1,610)	(1)
			$2,443	$(385)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS

					Net Unrealized
				Settlement	Appreciation
Currency Bought		Currency Sold		Date	(Depreciation)

Japanese Yen	116,966	Euro	690	08/08/2008	$5
Swiss Franc	3,764	British Pound Sterling	1,822	08/08/2008	(16)
Swiss Franc	219	Euro	135	08/14/2008	(1)
Swiss Franc	573	Hungarian Forint	81,040	08/14/2008	4
Swiss Franc	7,507	British Pound Sterling	3,632	08/14/2008	(24)
					$(32)

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
U.S. Government Obligations	13.8%	$67,663
Foreign Government Obligations	12.1%	59,398
Oil, Gas & Consumable Fuels	8.2%	40,218
Capital Markets	5.7%	28,074
Pharmaceuticals	4.6%	22,490
Insurance	4.2%	20,420
Metals & Mining	4.0%	19,777
Diversified Financial Services	3.4%	16,466
Diversified Telecommunication Services	2.9%	14,486
Commercial Banks	2.7%	13,504
Road & Rail	2.7%	13,026
Wireless Telecommunication Services	2.3%	11,460
Industrial Conglomerates	2.3%	11,410
Food Products	2.0%	9,593
Health Care Providers & Services	1.8%	8,891
Automobiles	1.6%	7,781
Communications Equipment	1.4%	6,874
Software	1.3%	6,199
Computers & Peripherals	1.3%	6,142
Energy Equipment & Services	1.2%	5,764
Electric Utilities	1.2%	5,678
Beverages	1.1%	5,546
Real Estate Management & Development	1.1%	5,495
Chemicals	1.1%	5,387
Hotels, Restaurants & Leisure	0.9%	4,249
Media	0.8%	4,139
Tobacco	0.8%	4,043
Aerospace & Defense	0.8%	3,712
Construction & Engineering	0.7%	3,426
Semiconductors & Semiconductor Equipment	0.7%	3,367
Health Care Equipment & Supplies	0.7%	3,300
Transportation Infrastructure	0.6%	2,901
Independent Power Producers & Energy Traders	0.6%	2,772
Household Products	0.6%	2,757
Electronic Equipment & Instruments	0.5%	2,381
Food & Staples Retailing	0.5%	2,297
Machinery	0.5%	2,270
Household Durables	0.4%	2,199
Paper & Forest Products	0.4%	2,152
Trading Companies & Distributors	0.4%	2,093
Office Electronics	0.4%	1,776
Internet Software & Services	0.3%	1,677
Electrical Equipment	0.3%	1,366
Life Sciences Tools & Services	0.2%	1,221
Thrifts & Mortgage Finance	0.2%	1,108
Derivative	0.2%	1,020
Biotechnology	0.2%	1,018
Multi-Utilities	0.2%	854
Marine	0.2%	806
Building Products	0.1%	716
Construction Materials	0.1%	664
Real Estate Investment Trusts	0.1%	655
Gas Utilities	0.1%	580
Air Freight & Logistics	0.1%	580
Leisure Equipment & Products	0.1%	539

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY (continued):
Auto Components	0.1%	$472
Textiles, Apparel & Luxury Goods	0.1%	460
Containers & Packaging	0.1%	422
Multiline Retail	0.1%	408
Personal Products	0.1%	305
Consumer Finance	0.0%	228
Specialty Retail	0.0%	219
IT Services	0.0%	114
Asset-Backed Securities	0.0%	102
Commercial Services & Supplies	0.0%	81
Internet & Catalog Retail	0.0%	24
Distributors	0.0%	16
Investment Securities, at value	97.2%	477,231
Short-Term Investments	2.8%	13,740
Total Investments	100.0%	$490,971

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note.
¡	All or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated is $4,649.
‡	Non-income producing security.
•	Contract amounts are not in thousands.
♦	Value is less than $1.
r	Interest rate shown reflects the yield at July 31, 2008.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
£	Illiquid. These securities aggregated to $6,294 or 1.28% of the Fund’s net assets.
q	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 0.00%, a maturity date of 11/13/2008, and with a market value plus accrued interest of $2,985.
§	Substantially all of the Fund’s securities are pledged as collateral with the custodian for the listed open options contracts written by the Fund.
#

Aggregate cost for federal income tax purposes is $474,344. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $49,247 and $32,620, respectively. Net unrealized appreciation for tax purposes is $16,627.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities aggregated to $4,874 or 0.99% of the Fund’s net assets.

CPI	Consumer Price Index
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts
TIPS	Treasury Inflation Protected Security
PLC	Public Limited Company
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ADR	American Depositary Receipt
TIPS	Treasury Inflation Protected Securities
ETF	Exchange Traded Fund

Transamerica BlackRock Large Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.7%)
Aerospace & Defense (6.7%)
General Dynamics Corp.	103,000	$9,181
Honeywell International, Inc.	101,000	5,135
Lockheed Martin Corp.	50,000	5,216
Northrop Grumman Corp.	100,000	6,739
Raytheon Co.	102,000	5,807
United Technologies Corp.	111,000	7,102
Biotechnology (2.7%)
Amgen, Inc. ‡	164,000	10,272
Biogen IDEC, Inc. ‡	82,000	5,720
Chemicals (2.3%)
Dow Chemical Co.	183,000	6,096
Eastman Chemical Co.	39,000	2,338
Mosaic Co. ‡	38,000	4,834
Commercial Banks (0.9%)
Regions Financial Corp.	443,000	4,200
Webster Financial Corp.	42,000	834
Communications Equipment (1.0%)
Juniper Networks, Inc. ‡	215,000	5,596
Computers & Peripherals (2.5%)
Hewlett-Packard Co.	117,000	5,242
International Business Machines Corp.	45,000	5,759
QLogic Corp. ‡	38,000	716
Sun Microsystems, Inc. ‡	178,000	1,892
Western Digital Corp. ‡	42,000	1,209
Consumer Finance (1.6%)
AmeriCredit Corp. ‡	186,000	1,631
Capital One Financial Corp.	181,000	7,577
Containers & Packaging (0.3%)
Owens-Illinois, Inc. ‡	47,000	1,985
Diversified Consumer Services (0.1%)
Service Corp. International	64,000	612
Diversified Financial Services (4.3%)
Bank of America Corp.	42,000	1,382
JPMorgan Chase & Co.	451,000	18,324
Nasdaq Omx Group ‡	183,000	5,082
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	194,000	5,977
CenturyTel, Inc.	94,000	3,496
Qwest Corp.	225,000	862
Electronic Equipment & Instruments (0.8%)
Agilent Technologies, Inc. ‡	133,000	4,796
Energy Equipment & Services (0.9%)
Ensco International, Inc.	78,000	5,393
Food & Staples Retailing (3.8%)
CVS Caremark Corp.	203,000	7,410
Kroger Co.	225,000	6,363
Wal-Mart Stores, Inc.	142,000	8,324
Food Products (0.2%)
HJ Heinz Co.	19,000	957
Health Care Providers & Services (5.7%)
Aetna, Inc.	162,000	6,644
AmerisourceBergen Corp. -Class A	106,000	4,438
Cigna Corp.	169,000	6,256
McKesson Corp.	104,000	5,823
Medco Health Solutions, Inc. ‡	108,000	5,355
WellPoint, Inc. ‡	94,000	4,930
Hotels, Restaurants & Leisure (1.1%)
McDonald’s Corp.	104,000	6,218
Independent Power Producers & Energy Traders (1.0%)
NRG Energy, Inc. ‡	157,000	5,698
Industrial Conglomerates (2.6%)
General Electric Co.	538,000	15,220
Insurance (8.6%)
ACE, Ltd.	116,000	5,881
Allstate Corp.	177,000	8,181
American Financial Group, Inc.	79,500	2,303
Axis Capital Holdings, Ltd.	47,000	1,489
Chubb Corp.	154,000	7,398
HCC Insurance Holdings, Inc.	48,000	1,087
Marsh & McLennan Cos., Inc.	70,000	1,978
MetLife, Inc.	152,000	7,717
Progressive Corp.	119,000	2,410
Torchmark Corp.	62,000	3,599
Travelers Cos., Inc. ‡	180,000	7,942
IT Services (1.0%)
Computer Sciences Corp. ‡	118,000	5,590
Machinery (3.5%)
AGCO Corp. ‡ ^	85,000	5,087
Deere & Co.	78,000	5,473
Parker Hannifin Corp.	61,000	3,762
SPX Corp.	47,000	5,959
Media (1.4%)
Walt Disney Co.	274,000	8,316
Metals & Mining (2.8%)
Freeport-McMoRan Copper & Gold, Inc.	95,000	9,191
Nucor Corp.	125,000	7,153
Multiline Retail (0.2%)
Dollar Tree, Inc. ‡	34,000	1,275
Office Electronics (0.5%)
Xerox Corp.	221,000	3,014
Oil, Gas & Consumable Fuels (23.5%)
Anadarko Petroleum Corp.	141,000	8,165
Apache Corp.	84,000	9,422
Chevron Corp.	264,000	22,324
ConocoPhillips	215,000	17,548
Devon Energy Corp.	103,000	9,774
Exxon Mobil Corp.	475,000	38,204
Hess Corp.	46,000	4,665
Marathon Oil Corp.	189,000	9,350
Noble Energy, Inc.	76,000	5,614
Occidental Petroleum Corp.	64,000	5,045
Overseas Shipholding Group, Inc.	10,000	788
Sunoco, Inc. ^	71,000	2,883
Valero Energy Corp.	92,000	3,074

	Shares	Value
Paper & Forest Products (0.6%)
International Paper Co.	132,000	$3,659
Pharmaceuticals (8.2%)
Eli Lilly & Co.	154,000	7,255
Johnson & Johnson	248,000	16,980
Merck & Co., Inc.	190,000	6,251
Pfizer, Inc.	934,000	17,438
Road & Rail (1.2%)
CSX Corp.	90,000	6,082
Ryder System, Inc.	10,000	660
Semiconductors & Semiconductor Equipment (3.6%)
Integrated Device Technology, Inc. ‡	204,000	2,044
Intel Corp.	348,000	7,722
Intersil Corp. -Class A	236,000	5,695
KLA-Tencor Corp.	142,000	5,338
Software (2.7%)
CA, Inc.	121,000	2,887
Compuware Corp. ‡	450,000	4,950
Symantec Corp. ‡	375,000	7,901
Specialty Retail (0.5%)
Gap, Inc.	171,000	2,756
Thrifts & Mortgage Finance (1.1%)
Hudson City Bancorp, Inc.	350,000	6,391
Total Common Stocks (cost $578,490)		580,311

INVESTMENT COMPANY (1.2%)
Capital Markets (1.2%)
Merrill Lynch Money Market Mutual Fund	7,214	7,214
Total Investment Company (cost $7,214)		7,214

SECURITIES LENDING COLLATERAL (0.8%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% r à	4,741	4,741
Total Securities Lending Collateral (cost $4,741)		4,741

Total Investment Securities (cost $590,445) #		$592,266

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $5,479.
r	Interest rate shown reflects the yield at July 31, 2008.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $590,445. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $57,298 and $55,477, respectively. Net unrealized appreciation for tax purposes is $1,821.

Transamerica BlackRock Natural Resources

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.2%)
Chemicals (0.6%)
E.I. duPont de Nemours & Co.	9,500	$416
Praxair, Inc.	5,000	469
Energy Equipment & Services (31.7%)
Acergy SA	24,200	406
Baker Hughes, Inc.	25,800	2,139
BJ Services Co.	26,900	791
Cameron International Corp. ‡	53,200	2,541
Complete Production Services, Inc. ‡	11,800	376
Diamond Offshore Drilling, Inc.	14,100	1,682
Dresser-Rand Group, Inc. ‡	51,300	1,955
Dril-Quip, Inc. ‡	16,100	872
Ensco International, Inc.	9,100	629
Exterran Holdings, Inc. ‡	130	7
FMC Technologies, Inc. ‡	40,700	2,514
Halliburton Co.	50,200	2,250
Helmerich & Payne, Inc.	26,200	1,549
Hercules Offshore, Inc. ‡	11,300	282
Nabors Industries, Ltd. ‡	31,400	1,145
National Oilwell Varco, Inc. ‡	68,672	5,400
Noble Corp.	43,200	2,241
Oil States International, Inc. ‡	22,500	1,235
Pride International, Inc. ‡	19,500	756
Rowan Cos., Inc.	13,200	525
Saipem SpA	45,300	1,751
Schlumberger, Ltd.	21,700	2,205
Smith International, Inc.	27,800	2,068
Technip SA	18,500	1,503
Tesco Corp. ‡	30,300	931
Transocean, Inc.	42,321	5,757
Trican Well Service, Ltd.	12,400	272
Weatherford International, Ltd. ‡	99,600	3,758
Gas Utilities (1.0%)
Equitable Resources, Inc.	27,900	1,458
Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc. -Class A ‡	700	5
Metals & Mining (7.4%)
Alcoa, Inc.	6,500	219
Alumina, Ltd.	42,300	183
Aluminum Corp. of China, Ltd.	54,800	1,392
Barrick Gold Corp.	14,300	606
BHP Billiton, Ltd.	17,300	646
Cia Vale do Rio Doce -Class B	49,800	1,495
Eldorado Gold Corp. ‡	115,400	942
Goldcorp, Inc.	38,200	1,423
Hudbay Minerals, Inc. ‡	53,700	519
Inmet Mining Corp.	3,700	235
Newcrest Mining, Ltd.	42,795	1,184
Newmont Mining Corp.	2,400	115
Southern Copper Corp.^	37,800	1,050
Teck Cominco, Ltd. -Class B	24,916	1,144
Oil, Gas & Consumable Fuels (56.6%)
Addax Petroleum Corp.	13,000	508
Anadarko Petroleum Corp.	15,000	869
Apache Corp.	36,200	4,061
Arch Coal, Inc.	9,900	557
Bill Barrett Corp. ‡	2,800	115
BP PLC	11,700	719
Cabot Oil & Gas Corp.	25,100	1,105
Cadence Energy, Inc. ‡	23,400	153
Canadian Natural Resources, Ltd.	25,100	1,961
Carrizo Oil & Gas, Inc. ‡	16,300	821
Chevron Corp.	39,800	3,366
Cimarex Energy Co.	5,600	292
CNOOC, Ltd.	9,000	1,326
Coastal Energy Co. ‡	137,550	463
Compton Petroleum Corp. ‡	56,700	582
Connacher Oil and Gas, Ltd. ‡	126,500	535
ConocoPhillips	36,500	2,979
Consol Energy, Inc.	19,500	1,451
Crew Energy, Inc. ‡	77,300	1,100
Denbury Resources, Inc. ‡	16,700	470
Devon Energy Corp.	56,300	5,342
EnCana Corp.	35,200	2,540
ENI SpA	5,300	357
EOG Resources, Inc.	60,200	6,052
Exxon Mobil Corp.	36,900	2,968
Forest Oil Corp. ‡	13,100	747
Hess Corp.	21,800	2,211
Holly Corp.	8,000	229
Husky Energy, Inc.	29,000	1,284
Marathon Oil Corp.	40,700	2,013
Mariner Energy, Inc. ‡	10,600	280
Murphy Oil Corp.	70,700	5,637
Newfield Exploration Co. ‡	19,700	965
Nexen, Inc.	32,400	1,019
Noble Energy, Inc.	18,100	1,337
Occidental Petroleum Corp.	34,400	2,712
Oilexco, Inc. ‡	22,500	359
Pan Orient Energy Corp. ‡	61,600	502
Paramount Resources, Ltd. -Class A ‡	19,800	312
Patriot Coal Corp. ‡	3,970	501
Peabody Energy Corp.	39,700	2,686
Petro-Canada	34,200	1,578
Petroleo Brasileiro SA	30,800	1,722
Pioneer Natural Resources Co.	10,600	630
Proex Energy, Ltd. ‡	42,500	875
Range Resources Corp.	44,800	2,175
Sandridge Energy, Inc. ‡	20,100	983
Sikanni Services, Ltd. ‡	400,000	61
Southwestern Energy Co. ‡	17,800	646
Suncor Energy, Inc.	70,000	3,805
Sunoco, Inc.	3,600	146
Talisman Energy, Inc.	158,800	2,840
Total SA	26,000	1,989
Tristar Oil & Gas, Ltd. ‡	61,348	1,105

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Tusk Energy Corp. ‡	192,200	$422
Uranium One, Inc. ‡	34,300	123
UTS Energy Corp. ‡	82,500	411
Valero Energy Corp.	25,400	849
Williams Cos., Inc.	19,400	622
XTO Energy, Inc.	7,375	348
Paper & Forest Products (0.4%)
Votorantim Celulose E Papel SA ‡	26,400	639
Transportation Infrastructure (0.5%)
Aegean Marine Petroleum Network, Inc.	19,900	720
Total Common Stocks (cost $108,585)		147,216

	Principal
REPURCHASE AGREEMENT (1.8%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008 to be repurchased at $2,664 on 08/01/2008 à q	$2,664	2,664
Total Repurchase Agreement (cost $2,664)		2,664

	Shares
RIGHTS (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Sikanni SVCS, Ltd.	200,000	♦
Total Rights (cost $0)		♦

SECURITIES LENDING COLLATERAL (0.8%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% r à	1,134	1,134
Total Securities Lending Collateral (cost $1,134)		1,134

Total Investment Securities (cost $112,383) #		$151,014

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $1,050.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
♦	Value is less than $1.
r	Interest rate shown reflects the yield at July 31, 2008.
q	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 0.00%, a maturity date of 11/13/2008, and with a market value plus accrued interest of $2,985.
#

Aggregate cost for federal income tax purposes is $112,383. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $41,131 and $2,500, respectively. Net unrealized appreciation for tax purposes is $38,631.

DEFINITIONS:

PLC	Public Limited Company

Transamerica BNY Mellon Market Neutral Strategy

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.5%)
Aerospace & Defense (2.7%)
Boeing Co.	19,800	$1,210
Goodrich Corp.	22,400	1,101
L-3 Communications Corp.	12,800	1,263
Air Freight & Logistics (0.5%)
UTI Worldwide, Inc.	36,900	671
Auto Components (2.2%)
Arvinmeritor, Inc.	26,700	369
Autoliv, Inc.	49,600	1,936
Goodyear Tire & Rubber Co. ‡	12,300	241
Lear Corp. ‡	18,500	267
Beverages (3.0%)
Central European Distribution Corp. ‡	5,400	394
Coca-Cola Enterprises, Inc.	119,600	2,025
Pepsi Bottling Group, Inc.	53,900	1,501
Capital Markets (0.3%)
Raymond James Financial, Inc.	13,300	384
Chemicals (3.9%)
CF Industries Holdings, Inc.	8,700	1,422
Dow Chemical Co.	27,500	916
Mosaic Co. ‡	7,300	929
Terra Industries, Inc.	34,800	1,879
Commercial Banks (1.8%)
Cathay General Bancorp	73,700	1,175
Synovus Financial Corp.	38,700	368
Zions Bancorporation	27,700	811
Commercial Services & Supplies (3.7%)
Dun & Bradstreet Corp.	5,100	493
Herman Miller, Inc.	88,000	2,300
HNI Corp.	28,600	619
Manpower, Inc.	22,300	1,071
MPS Group, Inc. ‡	29,000	334
Computers & Peripherals (3.0%)
Apple, Inc. ‡	2,000	318
Hewlett-Packard Co.	7,600	340
Lexmark International, Inc. -Class A ‡	13,100	460
Sun Microsystems, Inc. ‡	103,200	1,097
Western Digital Corp. ‡	60,600	1,745
Construction & Engineering (1.8%)
Fluor Corp.	28,300	2,302
Containers & Packaging (1.3%)
Owens-Illinois, Inc. ‡	39,400	1,664
Diversified Consumer Services (2.1%)
ITT Educational Services, Inc. ‡	5,400	478
Weight Watchers International, Inc.	61,400	2,196
Diversified Financial Services (1.2%)
NASDAQ Omx Group ‡	57,900	1,608
Diversified Telecommunication Services (0.8%)
CenturyTel, Inc.	26,800	997
Electric Utilities (3.8%)
DPL, Inc.	26,200	665
DTE Energy Co.	6,300	258
Pepco Holdings, Inc.	81,200	2,025
Sierra Pacific Resources	180,300	2,045
Electrical Equipment (0.4%)
Hubbell, Inc. -Class B	11,400	481
Electronic Equipment & Instruments (2.8%)
Arrow Electronics, Inc. ‡	8,400	270
Avnet, Inc. ‡	59,200	1,614
Jabil Circuit, Inc.	104,800	1,704
Energy Equipment & Services (3.4%)
FMC Technologies, Inc. ‡	32,900	2,033
National Oilwell Varco, Inc. ‡	30,500	2,398
Food & Staples Retailing (1.9%)
CVS Caremark Corp.	7,400	270
Safeway, Inc.	27,300	729
SYSCO Corp.	50,300	1,427
Food Products (1.7%)
Archer-Daniels-Midland Co.	48,400	1,386
Bunge, Ltd.	8,300	821
Gas Utilities (0.3%)
UGI Corp.	12,900	349
Health Care Equipment & Supplies (2.8%)
Boston Scientific Corp. ‡	162,400	1,931
Gen-Probe, Inc. ‡	6,200	330
Kinetic Concepts, Inc. ‡	16,900	591
Varian Medical Systems, Inc. ‡	12,900	774
Health Care Providers & Services (7.5%)
Aetna, Inc.	63,600	2,608
AmerisourceBergen Corp. -Class A	28,700	1,202
Cigna Corp.	7,700	285
Express Scripts, Inc. -Class A ‡	16,100	1,136
Lincare Holdings, Inc. ‡	68,100	2,194
Patterson Cos., Inc. ‡	76,800	2,398
Hotels, Restaurants & Leisure (0.8%)
Choice Hotels International, Inc.	15,300	380
Panera Bread Co. -Class A ‡	5,900	296
Royal Caribbean Cruises, Ltd.	13,600	346
Household Durables (0.7%)
KB Home	16,900	298
Leggett & Platt, Inc.	15,700	306
Ryland Group, Inc.	12,000	247
Independent Power Producers & Energy Traders (2.7%)
AES Corp. ‡	87,300	1,409
Reliant Energy, Inc. ‡	115,700	2,095
Insurance (1.3%)
Axis Capital Holdings, Ltd.	12,300	390
Cincinnati Financial Corp.	31,600	880
HCC Insurance Holdings, Inc.	16,000	362
IT Services (1.8%)
Affiliated Computer Services, Inc. -Class A ‡	11,800	569
Gartner, Inc. ‡	74,700	1,819
Leisure Equipment & Products (1.0%)
Callaway Golf Co.	23,500	298
Hasbro, Inc.	26,400	1,022

	Shares	Value
Machinery (1.4%)
Ingersoll-Rand Co., Ltd. -Class A	11,100	$400
Manitowoc Co., Inc.	35,700	941
Oshkosh Corp.	14,600	263
Toro Co.	6,200	202
Marine (1.2%)
Alexander & Baldwin, Inc.	34,700	1,506
Media (7.6%)
CBS Corp. -Class B	119,100	1,948
Comcast Corp. -Class A	12,500	258
Gannett Co., Inc.	33,200	602
Meredith Corp.	90,500	2,313
News Corp. -Class A	72,900	1,030
Scholastic Corp.	57,800	1,491
Time Warner, Inc.	67,300	964
Valassis Communications, Inc. ‡	29,400	259
Viacom, Inc. -Class B ‡	38,700	1,081
Metals & Mining (3.9%)
AK Steel Holding Corp.	38,000	2,413
Carpenter Technology Corp.	17,600	681
Reliance Steel & Aluminum Co.	9,900	625
Worthington Industries, Inc.	74,800	1,327
Multiline Retail (0.7%)
Family Dollar Stores, Inc.	26,400	615
Macy’s, Inc.	16,500	310
Office Electronics (0.4%)
Zebra Technologies Corp. -Class A ‡	18,800	579
Oil, Gas & Consumable Fuels (5.6%)
Anadarko Petroleum Corp.	21,200	1,228
Cimarex Energy Co.	22,300	1,162
ConocoPhillips	14,000	1,143
Denbury Resources, Inc. ‡	10,000	281
Exxon Mobil Corp.	12,400	997
Massey Energy Co.	7,200	535
Quicksilver Resources, Inc. ‡	11,600	304
W&T Offshore, Inc.	5,500	243
Williams Cos., Inc.	43,500	1,394
Personal Products (0.8%)
Herbalife, Ltd.	24,500	1,058
Pharmaceuticals (2.7%)
Endo Pharmaceuticals Holdings, Inc. ‡	13,100	303
Medicis Pharmaceutical Corp. -Class A	91,100	1,673
Watson Pharmaceuticals, Inc. ‡	51,500	1,489
Real Estate Management & Development (0.3%)
Jones Lang Lasalle, Inc.	9,400	448
Semiconductors & Semiconductor Equipment (0.2%)
Texas Instruments, Inc.	12,600	307
Software (3.1%)
Adobe Systems, Inc. ‡	31,500	1,302
ANSYS, Inc. ‡	10,200	468
Autodesk, Inc. ‡	28,400	906
Microsoft Corp.	19,600	504
Synopsys, Inc. ‡	37,300	896
Specialty Retail (4.6%)
AutoNation, Inc. ‡	34,300	354
Best Buy Co., Inc.	25,700	1,021
GameStop Corp. -Class A ‡	7,000	284
Gap, Inc.	138,100	2,226
Home Depot, Inc.	36,800	877
RadioShack Corp.	26,800	447
Urban Outfitters, Inc. ‡	25,000	825
Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc. ‡	46,800	1,194
Trading Companies & Distributors (0.9%)
GATX Corp.	7,700	350
WESCO International, Inc. ‡	23,200	874
Total Common Stocks (cost $132,657)		124,426

Total Investment Securities (cost $132,657) #		$124,426

SECURITIES SOLD SHORT (94.6%)
COMMON STOCKS (94.6%)
Air Freight & Logistics (1.2%)
United Parcel Service, Inc. Class B	(23,900)	(1,508)
Airlines (0.4%)
Alaska Air Group, Inc. ‡	(31,000)	(554)
Auto Components (0.3%)
Modine Manufacturing Co.	(22,200)	(387)
Automobiles (0.7%)
Harley-Davidson, Inc.	(25,400)	(961)
Beverages (0.8%)
PepsiCo, Inc.	(15,600)	(1,038)
Building Products (0.5%)
Owens Corning, Inc. ‡	(27,300)	(710)
Capital Markets (1.5%)
Franklin Resources, Inc.	(5,700)	(574)
Janus Capital Group, Inc.	(8,500)	(258)
Waddell & Reed Financial, Inc.	(35,400)	(1,182)
Chemicals (4.6%)
Air Products & Chemicals, Inc.	(6,600)	(628)
Albemarle Corp.	(14,400)	(561)
Cabot Corp.	(60,300)	(1,618)
FMC Corp.	(6,800)	(506)
Praxair, Inc.	(15,600)	(1,462)
Sigma-Aldrich Corp.	(4,900)	(298)
Westlake Chemical Corp.	(50,100)	(877)
Commercial Banks (0.8%)
US Bancorp	(23,900)	(732)
Wachovia Corp.	(19,400)	(335)
Commercial Services & Supplies (3.2%)
Copart, Inc. ‡	(14,400)	(632)
Corrections Corp. of America ‡	(56,800)	(1,592)
Deluxe Corp.	(41,000)	(586)
Equifax, Inc.	(31,100)	(1,091)
Pitney Bowes, Inc.	(6,800)	(216)

	Shares	Value
Communications Equipment (1.3%)
Cisco Systems, Inc. ‡	(23,600)	$(519)
Motorola, Inc.	(128,600)	(1,111)
Computers & Peripherals (1.1%)
Imation Corp.	(76,800)	(1,464)
Construction & Engineering (1.0%)
Quanta Services, Inc. ‡	(42,600)	(1,315)
Consumer Finance (0.4%)
SLM Corp. ‡	(31,700)	(543)
Diversified Consumer Services (2.3%)
Apollo Group, Inc. Class A ‡	(19,400)	(1,208)
Career Education Corp. ‡	(73,700)	(1,352)
Sotheby’s	(14,300)	(397)
Diversified Financial Services (1.9%)
Citigroup, Inc.	(79,000)	(1,477)
Leucadia National Corp.	(23,300)	(1,043)
Electric Utilities (3.6%)
Ameren Corp.	(6,700)	(275)
Entergy Corp.	(6,700)	(716)
Exelon Corp.	(17,400)	(1,368)
FirstEnergy Corp.	(11,500)	(846)
Idacorp, Inc.	(21,900)	(653)
PPL Corp.	(11,700)	(550)
Westar Energy, Inc.	(15,300)	(338)
Electronic Equipment & Instruments (0.4%)
Itron, Inc. ‡	(5,400)	(499)
Energy Equipment & Services (2.5%)
BJ Services Co.	(23,900)	(703)
Global Industries, Ltd. ‡	(88,300)	(1,054)
Hercules Offshore, Inc. ‡	(34,800)	(869)
TETRA Technologies, Inc. ‡	(31,100)	(589)
Food & Staples Retailing (0.3%)
Ruddick Corp.	(14,000)	(433)
Food Products (4.3%)
Campbell Soup Co.	(42,000)	(1,528)
ConAgra Foods, Inc.	(50,300)	(1,090)
Kellogg Co.	(20,400)	(1,082)
Sara Lee Corp.	(37,900)	(518)
Smithfield Foods, Inc. ‡	(65,400)	(1,405)
Gas Utilities (2.0%)
Equitable Resources, Inc.	(15,800)	(825)
Questar Corp.	(33,600)	(1,777)
Health Care Equipment & Supplies (2.8%)
Baxter International, Inc.	(6,300)	(432)
Cooper Cos., Inc.	(40,800)	(1,375)
Medtronic, Inc.	(26,100)	(1,379)
ResMed, Inc. ‡	(13,600)	(514)
Health Care Providers & Services (4.8%)
Community Health Systems, Inc. ‡	(43,400)	(1,431)
Coventry Health Care, Inc. ‡	(7,000)	(248)
Health Net, Inc. ‡	(54,400)	(1,521)
Kindred Healthcare, Inc. ‡	(39,500)	(1,065)
Laboratory Corp. of America Holdings ‡	(8,200)	(554)
Medco Health Solutions, Inc. ‡	(27,000)	(1,339)
Pediatrix Medical Group, Inc. ‡	(3,200)	(156)
Hotels, Restaurants & Leisure (5.1%)
Carnival Corp.	(16,600)	(613)
International Game Technology	(27,200)	(591)
Las Vegas Sands Corp. ‡	(19,400)	(883)
McDonald’s Corp.	(18,700)	(1,118)
Orient-Express Hotels, Ltd. Class A	(20,400)	(679)
Scientific Games Corp. Class A ‡	(50,600)	(1,535)
Wynn Resorts, Ltd.	(5,700)	(556)
Yum! Brands, Inc.	(16,800)	(602)
Household Durables (2.7%)
Black & Decker Corp.	(19,400)	(1,165)
Jarden Corp. ‡	(25,400)	(610)
Whirlpool Corp.	(23,700)	(1,794)
Household Products (0.2%)
Energizer Holdings, Inc. ‡	(4,300)	(307)
Industrial Conglomerates (1.3%)
Teleflex, Inc.	(26,700)	(1,637)
Insurance (1.1%)
Conseco, Inc. ‡	(30,000)	(251)
Fidelity National Financial, Inc. Class A	(21,300)	(285)
First American Corp.	(14,500)	(365)
Mercury General Corp.	(10,700)	(541)
IT Services (1.3%)
Cognizant Technology Solutions Corp. Class A ‡	(41,100)	(1,154)
Total System Services, Inc.	(27,200)	(532)
Leisure Equipment & Products (1.2%)
Eastman Kodak Co.	(34,100)	(499)
Mattel, Inc.	(51,900)	(1,041)
Life Sciences Tools & Services (1.2%)
Covance, Inc. ‡	(17,100)	(1,570)
Machinery (2.7%)
Cummins, Inc.	(9,300)	(617)
Eaton Corp.	(4,500)	(320)
IDEX Corp.	(17,500)	(662)
PACCAR, Inc.	(33,000)	(1,388)
Pall Corp.	(13,300)	(537)
Media (3.1%)
Cablevision Systems Corp. Class A ‡	(32,300)	(784)
Discovery Holding Co. Class A ‡	(49,400)	(982)
Hearst-Argyle Television, Inc. Class A	(31,500)	(666)
McGraw-Hill Cos., Inc.	(39,700)	(1,615)
Metals & Mining (1.6%)
Commercial Metals Co.	(21,000)	(627)
U.S. Steel Corp.	(8,800)	(1,411)
Multiline Retail (3.1%)
JC Penney Corp., Inc.	(28,300)	(872)
Kohl’s Corp. ‡	(28,900)	(1,211)

	Shares	Value
Multiline Retail (continued)
Nordstrom, Inc.	(38,500)	$(1,107)
Saks, Inc. ‡	(58,100)	(592)
Target Corp.	(6,100)	(276)
Multi-Utilities (2.0%)
MDU Resources Group, Inc.	(21,200)	(677)
Oge Energy Corp.	(45,200)	(1,479)
Vectren Corp.	(13,400)	(391)
Oil, Gas & Consumable Fuels (5.3%)
Chesapeake Energy Corp.	(15,000)	(752)
Foundation Coal Holdings, Inc.	(9,300)	(552)
Marathon Oil Corp.	(26,200)	(1,296)
Newfield Exploration Co. ‡	(8,000)	(392)
Overseas Shipholding Group, Inc.	(7,800)	(614)
Peabody Energy Corp.	(15,700)	(1,062)
Teekay Corp.	(14,300)	(625)
Tesoro Corp.	(69,900)	(1,079)
XTO Energy, Inc.	(11,700)	(553)
Paper & Forest Products (0.9%)
Louisiana-Pacific Corp.	(68,100)	(576)
Weyerhaeuser Co.	(10,100)	(540)
Personal Products (0.8%)
Alberto-Culver Co. Class B	(9,900)	(266)
NBTY, Inc. ‡	(21,400)	(738)
Pharmaceuticals (3.4%)
Barr Pharmaceuticals, Inc. ‡	(14,500)	(957)
Mylan, Inc. ‡	(117,500)	(1,524)
Schering-Plough Corp.	(34,400)	(725)
Wyeth	(30,900)	(1,252)
Real Estate Management & Development (0.7%)
Forest City Enterprises, Inc. Class A	(33,700)	(878)
Road & Rail (1.8%)
CON-Way, Inc.	(14,000)	(708)
Norfolk Southern Corp.	(17,000)	(1,223)
Ryder System, Inc.	(6,300)	(415)
Semiconductors & Semiconductor Equipment (3.0%)
Applied Materials, Inc.	(16,000)	(277)
Broadcom Corp. Class A ‡	(34,600)	(840)
LAM Research Corp. ‡	(8,900)	(293)
Marvell Technology Group, Ltd. ‡	(24,100)	(357)
Microchip Technology, Inc.	(24,300)	(776)
Micron Technology, Inc. ‡	(156,400)	(755)
Varian Semiconductor Equipment	(21,900)	(640)
Associates, Inc. ‡
Software (3.9%)
Cadence Design Systems, Inc. ‡	(142,000)	(1,049)
Citrix Systems, Inc. ‡	(16,300)	(434)
Electronic Arts, Inc. ‡	(20,900)	(903)
Macrovision Solutions Corp. ‡	(93,500)	(1,421)
McAfee, Inc. ‡	(37,400)	(1,225)
Specialty Retail (3.1%)
American Eagle Outfitters, Inc.	(101,100)	(1,415)
Bed Bath & Beyond, Inc. ‡	(24,000)	(668)
Coldwater Creek, Inc. ‡	(73,900)	(482)
Collective Brands, Inc. ‡	(23,600)	(304)
Lowe’s Companies, Inc.	(29,800)	(606)
Pacific Sunwear of California ‡	(33,200)	(289)
Staples, Inc.	(14,600)	(328)
Textiles, Apparel & Luxury Goods (1.2%)
Jones Apparel Group, Inc.	(26,400)	(442)
Liz Claiborne, Inc.	(54,600)	(714)
Phillips-Van Heusen Corp.	(9,700)	(343)
Wireless Telecommunication Services (1.2%)
Crown Castle International Corp. ‡	(17,400)	(665)
Leap Wireless International, Inc. ‡	(13,400)	(578)
SBA Communications Corp. Class A ‡	(9,700)	(367)
Total Common Stocks (proceeds $136,699)		(123,307)

Total Securities Sold Short (proceeds $136,699)		$(123,307)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $132,657. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,517 and $19,748, respectively. Net unrealized depreciation for tax purposes is $8,231.

Transamerica Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.7%)
Australia (8.5%)
CFS Retail Property Trust REIT	1,202,400	$2,295
Commonwealth Property Office Fund REIT	561,400	711
Dexus Property Group REIT	1,342,654	1,753
Goodman Group ‡	246,784	583
GPT Group REIT	580,584	823
ING Industrial Fund REIT	389,900	503
Macquarie Countrywide Trust REIT	417,570	347
Mirvac Group REIT	408,764	970
Stockland REIT	625,300	2,699
Westfield Group REIT	1,158,043	17,477
Austria (0.3%)
CA Immobilien Anlagen AG ‡	46,320	849
Belgium (0.5%)
Cofinimmo REIT	8,792	1,659
Bermuda (1.7%)
Hongkong Land Holdings, Ltd.	787,700	3,253
Kerry Properties, Ltd.	421,400	2,226
Brazil (0.5%)
BR Malls Participacoes SA ‡	188,700	1,747
Canada (1.9%)
Brookfield Properties Corp.	54,150	1,022
Calloway REIT-144A ‡ q	40,600	765
Calloway REIT	41,500	782
Canadian REIT	26,100	739
RioCan REIT	158,500	3,081
Cayman Islands (0.3%)
Shui On Land, Ltd.	1,141,800	1,027
Finland (0.5%)
Citycon OYJ ‡	444,513	1,696
France (6.2%)
Klepierre REIT	21,330	864
Mercialys SA REIT	80,940	3,682
SILIC REIT	7,807	1,035
Unibail-Rodamco REIT	66,460	14,868
Germany (0.5%)
Deutsche Euroshop AG	42,167	1,510
Hong Kong (10.5%)
Cheung Kong Holdings, Ltd.	810,800	11,344
Hang Lung Group, Ltd.	505,048	2,240
Hang Lung Properties, Ltd.	967,300	3,038
Hysan Development Co., Ltd.	359,400	1,022
Link REIT	1,705,200	3,805
Sino Land Co.	1,313,200	2,608
Sun Hung KAI Properties, Ltd.	581,145	8,619
Wharf Holdings, Ltd.	463,350	2,048
Japan (15.0%)
Japan Logistics Fund, Inc. -Class A REIT	107	621
Japan Real Estate Investment Corp. -Class A REIT	419	4,295
Japan Retail Fund Investment Corp. -Class A REIT	184	935
Kenedix Realty Investment Corp. -Class A REIT	138	682
Mitsubishi Estate Co., Ltd.	888,400	21,396
Mitsui Fudosan Co., Ltd.	573,000	12,964
Nippon Accommodations Fund, Inc. -Class A REIT	68	331
Nippon Building Fund, Inc. -Class A REIT	381	4,498
NTT Urban Development Corp.	651	898
Sumitomo Realty & Development Co., Ltd.	139,500	2,873
Jersey, C.I. (0.2%)
Atrium European Real Estate, Ltd. ‡	50,060	498
Netherlands (2.1%)
Corio NV REIT	70,650	5,439
Eurocommercial Properties NV REIT	21,041	988
Wereldhave NV REIT	5,921	636
Singapore (2.8%)
Ascendas REIT ‡	1,014,700	1,688
Capitaland, Ltd.	737,900	3,045
CapitaMall Trust REIT ‡	1,819,400	3,957
Macquarie Meag Prime -Class Trabajo share REIT ‡	838,500	655
Sweden (0.7%)
Hufvudstaden AB -Class A	247,016	2,243
Switzerland (1.0%)
PSP Swiss Property AG ‡	51,000	3,258
United Kingdom (6.2%)
British Land Co. PLC REIT	200,700	2,776
Brixton PLC REIT	74,086	330
Derwent London PLC REIT	32,229	698
Great Portland Estates PLC REIT	149,900	1,006
Hammerson PLC REIT	228,600	4,322
Land Securities Group PLC REIT	245,580	6,249
Liberty International PLC REIT	116,450	2,150
Safestore Holdings PLC q	619,100	1,712
Segro PLC REIT	167,900	1,354
United States (38.3%)
Acadia Realty Trust REIT	28,800	653
AMB Property Corp. REIT	31,100	1,523
AvalonBay Communities, Inc. REIT	40,410	4,029
BioMed Realty Trust, Inc. REIT	48,200	1,244
Boston Properties, Inc. REIT	95,100	9,148
BRE Properties, Inc. -Class A REIT	66,800	3,265
Corporate Office Properties Trust SBI REIT	18,200	708
Digital Realty Trust, Inc. REIT	62,900	2,699
Douglas Emmett, Inc. REIT	77,600	1,826
Equity Residential REIT	120,300	5,193
Essex Property Trust, Inc. REIT	30,800	3,738
Extra Space Storage, Inc. REIT	65,100	922
Federal Realty Investment Trust REIT	91,200	6,622
Felcor Lodging Trust, Inc. REIT	21,800	174
General Growth Properties, Inc. REIT	120,460	3,302
Health Care Property Investors, Inc. REIT	95,500	3,445
Health Care, Inc. REIT	57,500	2,867
Highwoods Properties, Inc. REIT	51,800	1,891
Home Properties, Inc. REIT	38,800	2,135
Host Hotels & Resorts, Inc. REIT	339,343	4,449
Kilroy Realty Corp. REIT	33,700	1,544
Kimco Realty Corp. REIT	90,300	3,187

	Shares	Value
United States (continued)
LaSalle Hotel Properties REIT	22,700	$515
Liberty Property Trust REIT	73,000	2,657
Macerich Co. REIT	32,900	1,820
Nationwide Health Properties, Inc. REIT	100,700	3,737
Omega Healthcare Investors, Inc. REIT	80,900	1,397
ProLogis REIT	76,200	3,725
Public Storage, Inc. REIT	60,300	4,938
Regency Centers Corp. REIT	68,300	4,064
Simon Property Group, Inc. REIT	158,500	14,682
SL Green Realty Corp. REIT	19,000	1,583
Strategic Hotels & Resorts, Inc. REIT	73,200	577
Tanger Factory Outlet Centers REIT	65,700	2,453
Taubman Centers, Inc. REIT	63,300	3,038
UDR, Inc. REIT	122,000	3,116
Ventas, Inc. REIT	138,400	6,209
Vornado Realty Trust REIT	74,900	7,121
Total Common Stocks (cost $323,949)		322,383

	Principal
REPURCHASE AGREEMENT (1.1%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $3,507 on 08/01/2008 ¡ à	$3,506	3,506
Total Repurchase Agreement (cost $3,506)		3,506

	Contracts •
PURCHASED OPTION (0.4%)
Covered Call Option (0.4%)
Brascan Residential Properties	306,100	1,476
Call Strike $0.00
Expires 10/22/2008
Total Purchased Option (cost $2,155)		1,476

	Shares
INVESTMENT COMPANY (0.3%)
Luxembourg (0.3%)
ProLogis European Properties	66,380	869
Total Investment Company (cost $914)		869

WARRANT (0.0%)
Hong Kong (0.0%)
China Overseas Land & Investment, Ltd.
Expiration: 08/27/2008	39,050	8
Exercise Price: $12.50
Total Warrant (cost $0)		8

Total Investment Securities (cost $330,524) #		$328,242

	Percentage of
	Total Investments
INVESTMENTS BY INDUSTRY:
Real Estate Investment Trusts	69.8%	$229,248
Real Estate Management & Development	28.6%	94,012
Derivative	0.5%	1,476
Investment Securities, at value	98.9%	324,736
Short-Term Investments	1.1%	3,506
Total Investments	100.0%	$328,242

NOTES TO SCHEDULE OF INVESTMENTS:

¡	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 4.88%, a maturity date of 08/31/2008, and with a market value plus accrued interest of $4,090.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
•	Contract amounts are not in thousands.
#

Aggregate cost for federal income tax purposes is $330,524. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $22,743 and $25,025, respectively. Net unrealized depreciation for tax purposes is $2,282.

q	Illiquid. These securities aggregated to $2,477 or 0.75% of the Fund’s net assets.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities aggregated to $765 or 0.23% of the Fund’s net assets.

REIT	Real Estate Investment Trust
SBI	Shares Beneficial Interest
PLC	Public Limited Company

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (5.3%)
Capital Markets (3.0%)
Credit Suisse, Inc. 5.50%	36,010	$2,511
Lehman Brothers Holdings, Inc. 8.75%	3,400	2,261
Chemicals (1.5%)
Celanese Corp. 4.25%	49,700	2,449
Oil, Gas & Consumable Fuels (0.8%)
Dune Energy, Inc. -144A 12.00%	1,554	1,282
Total Convertible Preferred Stocks (cost $7,811)		8,503

PREFERRED STOCK (1.6%)
Food Products (1.6%)
Archer-Daniels-Midland Co. 6.25%	65,000	2,535
Total Preferred Stock (cost $3,250)		2,535

	Principal
CONVERTIBLE BONDS (73.4%)
Aerospace & Defense (5.8%)
Alliant Techsystems, Inc.
2.75%, due 02/15/2024	$3,569	4,609
Lockheed Martin Corp.
2.55%, due 08/15/2033 *	3,260	4,691
Beverages (2.9%)
Molson Coors Brewing Co.
2.50%, due 07/30/2013	3,800	4,560
Biotechnology (3.3%)
Gilead Sciences, Inc.
0.63%, due 05/01/2013	3,575	5,358
Capital Markets (7.4%)
BlackRock, Inc.
2.63%, due 02/15/2035	1,800	3,895
Citigroup Funding, Inc.
0.25%, due 02/09/2015	4,700	3,875
Eksportfinans
0.25%, due 07/30/2014	4,488	4,001
Commercial Banks (6.2%)
Deutsche Bank AG -144A
16.58%, due 10/03/2009 £	75	5,955
Wachovia Bank NA
22.80%, due 09/02/2008 £	4,400	3,991
Commercial Services & Supplies (1.7%)
Covanta Holding Corp.
1.00%, due 02/01/2027	2,445	2,686
Computers & Peripherals (2.5%)
EMC Corp.
1.75%, due 12/01/2013	3,522	4,059
Diversified Financial Services (3.7%)
Allegro Investment Corp. SA -144A
0.25%, due 06/06/2017	3,108	2,932
WMT Debt Exchangeable Trust -144A
0.25%, due 05/02/2013 £	317	2,928
Electrical Equipment (2.0%)
Sunpower Corp.
1.25%, due 02/15/2027	2,125	3,246
Electronic Equipment & Instruments (2.4%)
Itron, Inc.
2.50%, due 08/01/2026	2,452	3,785
Energy Equipment & Services (7.8%)
Core Laboratories, LP
0.25%, due 10/31/2011	2,830	4,118
Schlumberger, Ltd.
2.13%, due 06/01/2023	1,452	3,708
Transocean, Inc.
1.50%, due 12/15/2037	4,300	4,590
Food & Staples Retailing (2.3%)
Costco Wholesale Corp.
Zero Coupon, due 08/19/2017	2,587	3,683
Health Care Equipment & Supplies (4.2%)
Hologic, Inc.
2.00%, due 12/15/2037	4,700	3,619
Kinetic Concepts, Inc. -144A
3.25%, due 04/15/2015	3,350	3,174
IT Services (1.0%)
Alliance Data Systems Corp. -144A
1.75%, due 08/01/2013	1,600	1,584
Media (4.4%)
Lamar Advertising Co. -Class B
2.88%, due 12/31/2010	3,608	3,581
Macrovision Corp.
2.63%, due 08/15/2011	3,875	3,410
Oil, Gas & Consumable Fuels (2.6%)
Chesapeake Energy Corp.
2.50%, due 05/15/2037	2,980	4,098
Road & Rail (3.0%)
CSX Corp.
Zero Coupon, due 10/30/2021	2,000	4,795
Software (3.4%)
Informatica Corp.
3.00%, due 03/15/2026	3,765	3,991
Nuance Communications, Inc.
2.75%, due 08/15/2027	1,350	1,417
Specialty Retail (2.1%)
Penske Auto Group, Inc.
3.50%, due 04/01/2026	3,830	3,346
Wireless Telecommunication Services (4.7%)
NII Holdings, Inc.
2.75%, due 08/15/2025	823	1,026
3.13%, due 06/15/2012 -144A	2,304	1,976

	Principal	Value
Wireless Telecommunication Services (continued)
SBA Communications Corp. -144A
1.88%, due 05/01/2013	$4,270	$4,531
Total Convertible Bonds (cost $113,537)		117,218

REVERSE CONVERTIBLE BONDS (5.3%)
Commercial Banks (1.8%)
Credit Suisse New York
20.00%, due 10/29/2008	132	2,837
Diversified Financial Services (3.5%)
Goldman Sachs Group, Inc.
17.65%, due 12/05/2008 £	34	5,629
Total Reverse Convertible Bonds (cost $9,276)		8,466

REPURCHASE AGREEMENT (13.1%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $20,932 on 08/01/2008 ¡ à	20,932	20,932
Total Repurchase Agreement (cost $20,932)		20,932

Total Investment Securities (cost $154,806) #		$157,654

NOTES TO SCHEDULE OF INVESTMENTS:

Interest rate shown reflects the yield at July 31, 2008.
*	Floating or variable rate note.
¡	Repurchase is collateralized by a U.S. Government Obligation with an interest rate of 0.00%, a maturity date of 11/13/2008, and with a market value plus accrued interest of $21,353.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
#

Aggregate cost for federal income tax purposes is $154,806. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $12,422 and $9,574, respectively. Net unrealized appreciation for tax purposes is $2,848.

£	Illiquid. These securities aggregated to $18,503 or 11.59% of the Fund’s net assets.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities aggregated to $24,362 or 15.26% of the Fund’s net assets.

Transamerica Equity

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.5%)
Aerospace & Defense (5.1%)
Boeing Co.	430,200	$26,290
Raytheon Co.	850,000	48,390
Air Freight & Logistics (2.2%)
Expeditors International of Washington, Inc.	927,000	32,918
Auto Components (4.8%)
BorgWarner, Inc.	620,000	24,998
Johnson Controls, Inc.	1,515,200	45,699
Automobiles (2.5%)
Daimler AG ‡	630,000	36,345
Biotechnology (4.1%)
Gilead Sciences, Inc. ‡	1,100,000	59,378
Capital Markets (3.3%)
State Street Corp. °	232,000	16,620
T. Rowe Price Group, Inc.	540,000	32,319
Chemicals (10.8%)
Ecolab, Inc.	670,000	29,949
Praxair, Inc.	1,000,000	93,730
Sigma-Aldrich Corp.	570,000	34,622
Communications Equipment (9.7%)
Qualcomm, Inc.	920,000	50,913
Research In Motion, Ltd. ‡	735,000	90,272
Computers & Peripherals (6.4%)
Apple, Inc. ‡	590,000	93,780
Construction & Engineering (5.2%)
Jacobs Engineering Group, Inc. ‡	991,700	76,698
Consumer Finance (2.4%)
American Express Co.	950,000	35,264
Diversified Financial Services (2.0%)
CME Group, Inc. -Class A	81,000	29,171
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	980,000	30,194
Electronic Equipment & Instruments (3.3%)
Tyco Electronics, Ltd.	1,475,000	48,881
Energy Equipment & Services (2.7%)
Schlumberger, Ltd.	390,000	39,624
Health Care Equipment & Supplies (4.1%)
Becton Dickinson & Co.	180,000	15,284
Varian Medical Systems, Inc. ‡	745,000	44,700
Industrial Conglomerates (2.9%)
General Electric Co.	1,500,000	42,435
Insurance (1.0%)
American International Group, Inc.	540,000	14,067
Internet & Catalog Retail (2.3%)
Amazon.com, Inc. ‡	450,000	34,353
Internet Software & Services (3.8%)
Google, Inc. -Class A ‡	116,000	54,955
Machinery (5.9%)
Caterpillar, Inc.	650,000	45,188
PACCAR, Inc.	965,000	40,588
Multiline Retail (1.9%)
Nordstrom, Inc.	965,000	27,734
Oil, Gas & Consumable Fuels (1.4%)
Petroleo Brasileiro SA	360,000	20,128
Pharmaceuticals (2.0%)
Allergan, Inc.	560,000	29,081
Road & Rail (2.1%)
Union Pacific Corp.	364,000	30,008
Software (3.5%)
Electronic Arts, Inc. ‡	1,200,000	51,816
Total Common Stocks (cost $1,298,648)		1,426,392

	Principal
REPURCHASE AGREEMENT (3.1%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $45,438 on 08/01/2008 q °	$45,436	45,436

Total Repurchase Agreement (cost $45,436)		45,436

Total Investment Securities (cost $1,344,084) #		$1,471,828

NOTES TO SCHEDULE OF INVESTMENTS:

q	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 0.00%, a maturity date of 11/06/2008, and with a market value plus accrued interest of $46,789.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $1,344,084. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $310,433 and $182,689, respectively. Net unrealized appreciation for tax purposes is $127,744.

Transamerica Evergreen Health Care

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK (1.3%)
Health Care Equipment & Supplies (1.3%)
Fresenius AG, 1.22% r	42,630	$3,460
Total Preferred Stock (cost $2,298)		3,460

COMMON STOCKS (94.5%)
Biotechnology (20.5%)
Alexion Pharmaceuticals, Inc. ‡	49,928	4,681
Amgen, Inc. ‡	76,614	4,798
Antisoma PLC ‡	1,805,000	908
BioMarin Pharmaceuticals, Inc. ‡ ^	113,156	3,683
Celgene Corp. ‡	64,567	4,874
Cephalon, Inc. ‡	55,500	4,060
Cepheid, Inc. ‡	127,960	2,191
Genentech, Inc. ‡	36,023	3,431
Gilead Sciences, Inc. ‡	27,000	1,458
Human Genome Sciences, Inc. ‡	192,653	1,277
Incyte Corp., Ltd. ‡	247,510	2,292
Isis Pharmaceuticals, Inc. ‡	194,977	3,340
Onyx Pharmaceuticals, Inc. ‡	33,000	1,337
Orchid Cellmark, Inc. ‡	323,251	1,031
OSI Pharmaceuticals, Inc. ‡ ^	70,164	3,693
Regeneron Pharmaceuticals, Inc. ‡	72,595	1,589
Sequenom, Inc. ‡	100,200	2,140
Theratechnologies, Inc. ‡	550,000	2,863
Theravance, Inc. ‡	152,000	2,429
United Therapeutics Corp. ‡	36,000	4,082
Chemicals (1.3%)
Syngenta AG	12,748	3,711
Food & Staples Retailing (1.9%)
CVS Caremark Corp.	141,487	5,164
Health Care Equipment & Supplies (23.1%)
Abiomed, Inc. ‡	141,712	2,513
Arthrocare Corp. ‡ ^	128,500	2,716
Axis-Shield PLC ‡	40,000	232
Baxter International, Inc.	51,500	3,533
Beckman Coulter, Inc.	37,000	2,677
Becton Dickinson & Co.	40,000	3,396
Boston Scientific Corp. ‡	223,000	2,651
Covidien, Ltd.	94,000	4,629
ev3, Inc. ‡	243,000	2,345
Gen-Probe, Inc. ‡	71,607	3,818
Hologic, Inc. ‡	162,500	3,001
Hospira, Inc. ‡	68,136	2,600
Inverness Medical Innovations, Inc. ‡ ^	117,000	3,944
Medtronic, Inc.	101,000	5,336
NMT Medical, Inc. ‡ £	232,041	1,009
ResMed, Inc. ‡	75,000	2,836
Smith & Nephew PLC	243,122	2,596
St Jude Medical, Inc. ‡	48,709	2,269
Thoratec Corp. ‡	177,000	3,321
Trans1, Inc. ‡ ^	80,000	741
Varian Medical Systems, Inc. ‡	65,000	3,900
Zoll Medical Corp. ‡	100,500	3,166
Health Care Providers & Services (8.7%)
Aetna, Inc.	33,000	1,353
Brookdale Senior Living, Inc. ^	60,042	916
Cardinal Health, Inc.	77,500	4,164
Cigna Corp.	33,000	1,222
Emeritus Corp. ‡ ^	187,000	3,151
Fresenius Medical Care AG	63,348	3,490
McKesson Corp.	93,500	5,235
Medco Health Solutions, Inc. ‡	40,000	1,983
Psychiatric Solutions, Inc. ‡	68,500	2,399
Health Care Technology (1.4%)
Cerner Corp. ‡	71,000	3,171
Medipattern Corp. ‡ £	582,123	540
Life Sciences Tools & Services (12.5%)
AMAG Pharmaceuticals, Inc. ‡ ^	107,859	4,422
Applied Biosystems, Inc.	97,924	3,616
Bio-Rad Laboratories, Inc. -Class A ‡	32,891	2,931
ENZO Biochem, Inc. ‡	308,000	4,377
Helicos Biosciences Corp. ‡	100,500	528
Invitrogen Corp. ‡	58,648	2,601
PerkinElmer, Inc.	94,000	2,735
Pharmaceutical Product Development, Inc.	81,500	3,108
Qiagen N.V. ‡	78,000	1,466
Sequenom, Inc. ‡	119,608	2,555
Thermo Fisher Scientific, Inc. ‡	98,542	5,964
Pharmaceuticals (25.1%)
Abbott Laboratories	97,251	5,479
Allergan, Inc.	51,500	2,674
Auxilium Pharmaceuticals, Inc. ‡	119,500	4,433
Barr Pharmaceuticals, Inc. ‡	72,000	4,751
Bayer AG	158,777	13,664
Biodel, Inc. ‡ ^	96,000	1,616
Bristol-Myers Squibb Co.	139,398	2,944
Cardiome Pharma Corp. ‡	78,000	924
Chugai Pharmaceutical Co., Ltd.	151,500	2,422
Eurand NV ‡	168,164	3,093
Forest Laboratories, Inc. ‡	135,000	4,794
Ipsen SA	97,505	5,207
Merck KGAA	23,986	2,898
Novartis AG	50,377	2,990
Roche Holding AG	19,235	3,554
Schering-Plough Corp.	165,205	3,483
Sepracor, Inc. ‡	102,000	1,783
Spectrum Pharmaceuticals, Inc. ‡	287,034	387
Teva Pharmaceutical Industries, Ltd.	40,000	1,794
Theratechnologies, Inc. ‡	10,000	52
Total Common Stocks (cost $244,071)		259,130

	Principal	Value
REPURCHASE AGREEMENT (5.2%)
State Street Bank & Trust Repurchase Agreement à q
1.05%, dated 07/31/2008, to be repurchased at $14,142 on 08/01/2008	$14,141	$14,141
Total Repurchase Agreement (cost $14,141)		14,141

	Shares
RIGHTS (0.0%)
Biotechnology (0.0%)
Indevus Pharmaceuticals, Inc. °	188,440	♦
Total Rights (cost $0)		♦

WARRANTS (0.0%)
Pharmaceuticals (0.0%)
MannKind Corp. £
Expiration: 08/05/2020,	30,624	♦
Exercise Price: $0.00
Poniard Pharmaceuticals, Inc. £
Expiration: 12/08/2008,	1,200	♦
Exercise Price: $6.00
Total Warrants (cost $1)		♦

SECURITIES LENDING COLLATERAL (3.3%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% r à	9,124	9,124
Total Securities Lending Collateral (cost $9,124)		9,124

Total Investment Securities (cost $269,635) #		$285,855

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $8,775.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
°	Securities fair valued as determined in good faith in accordance with procedures established by the Trust’s Board of Trustees.
‡	Non-income producing security.
♦	Value is less than $1.
q	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 0.00%, a maturity date of 11/13/2008, and with a market value plus accrued interest of $14,925.
£	Illiquid. These securities aggregated to $1,549 or 0.57% of the Fund’s net assets.
r	Interest rate shown reflects the yield at July 31, 2008.
#

Aggregate cost for federal income tax purposes is $269,635. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $45,052 and $28,832, respectively. Net unrealized appreciation for tax purposes is $16,220.

DEFINITIONS:

PLC	Public Limited Company

Transamerica Evergreen International Small Cap

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CONVERTIBLE BOND (0.0%)
Australia (0.0%)
Babcock & Brown, Ltd.
10.14%, due 11/15/2015 *	3	$197
Total Convertible Bond (cost $221)		197

	Shares
COMMON STOCKS (95.9%)
Argentina (0.7%)
IRSA Inversiones y Representaciones SA ‡	308,595	3,364
Australia (2.2%)
Asx, Ltd.	96,108	3,100
Babcock & Brown Power	2,334,764	1,504
Babcock & Brown, Ltd.	676,709	4,100
QBE Insurance Group, Ltd.	102,421	2,162
Belgium (2.3%)
Ackermans & Van Haaren NV	19,870	2,109
Umicore	201,267	9,032
Bermuda (1.4%)
China Gas Holdings, Ltd.	6,340,000	1,473
Dockwise, Ltd. ‡ £	758,496	2,641
Lancashire Holdings, Ltd.	463,328	2,815
Brazil (0.2%)
Empresa Brasileira de Aeronautica SA	29,500	902
Canada (1.5%)
Forzani Group, Ltd. -Class A	105,429	1,384
Platmin, Ltd. ‡ £	460,400	2,068
Rocky Mountain Dealership, Inc. £	175,300	2,397
Rogers Communications, Inc.	46,900	1,584
Cayman Islands (3.7%)
Baidu.com ‡	20,516	7,122
SINA Corp. ‡	172,274	7,792
Subsea 7, Inc. ‡	80,877	1,901
Vanceinfo Technologies, Inc. ‡	158,663	1,429
China (0.3%)
Sinotrans, Ltd. -Class H	7,014,000	1,656
Finland (0.6%)
Nokian Renkaat OYJ	68,038	2,930
France (17.8%)
Carbone Lorraine	84,498	4,814
Carrefour SA	252,096	12,876
Eurofins Scientific	95,165	8,660
FLO Groupe £	351,605	2,942
Ipsen SA	69,430	3,708
Michelin -Class B	15,900	1,048
Neopost SA	6,387	635
Rhodia SA	41,217	784
Scor SE	509,313	12,076
Sechilienne-Sidec	98,939	7,815
Sodexo	34,372	2,242
Technip SA	139,210	11,799
Teleperformance	301,542	11,576
Vallourec	20,881	6,217
Germany (7.3%)
Adidas AG	202,615	12,404
Continental AG	4,885	549
Deutsche Boerse AG	28,020	3,190
Hamburger Hafen Und Logistik AG ‡	43,764	2,844
Leoni AG	38,917	1,610
Rhoen Klinikum AG	110,843	3,555
SGL Carbon AG ‡	142,078	9,456
Stada Arzneimittel AG	39,525	2,041
Greece (1.7%)
Hellenic Exchanges SA	196,968	2,773
Intralot SA	101,747	1,577
J&P-Avax SA	49,005	312
Public Power Corp. SA	66,460	2,054
Terna Energy SA £	142,359	1,568
Italy (1.9%)
Astaldi SpA	511,053	3,926
Davide Campari-Milano SpA	202,781	1,674
Maire Tecnimont SpA	206,635	1,263
Saipem SpA	67,121	2,595
Japan (19.0%)
Ariake Japan Co., Ltd.	219,300	3,578
Asahi Breweries, Ltd.	261,000	4,910
Bank of Yokohama, Ltd.	230,000	1,483
Capcom Co., Ltd.	222,100	6,917
Familymart Co., Ltd.	117,200	5,132
Kawasaki Heavy Industries, Ltd.	466,000	1,205
Koei Co., Ltd.	85,500	1,231
Lawson, Inc.	89,900	4,648
Makita Corp.	54,000	1,848
Megachips Corp.	85,400	1,118
Mitsubishi Gas Chemical Co., Inc.	188,000	1,244
Nidec Corp.	46,100	3,256
Nipponkoa Insurance Co., Ltd.	645,000	5,176
Nissha Printing Co., Ltd.	121,200	6,071
ORIX Corp.	10,150	1,537
Sompo Japan Insurance, Inc.	510,000	5,047
Square Enix Co., Ltd.	235,200	7,325
Sugi Pharmacy Co., Ltd.	303,500	8,610
Sumitomo Bakelite Co., Ltd.	302,000	1,562
Sundrug Co., Ltd.	102,700	2,381
T&D Holdings, Inc.	90,300	5,698
Toho Co., Ltd.	127,800	2,679
Tokai Carbon Co., Ltd.	193,000	2,291
Tokuyama Corp.	214,000	1,346
Toray Industries, Inc.	624,000	3,120
Uni-Charm Corp.	54,900	3,872
Jersey, C.I. (1.8%)
Experian Group, Ltd.	648,607	5,016
Randgold Resources, Ltd.	78,152	4,000
Korea, Republic of (0.7%)
Lotte Confectionery Co., Ltd.	1,504	1,756
Taeyoung Engineering & Construction	285,150	1,658

	Shares	Value
Luxembourg (0.7%)
Acergy SA	201,984	$3,377
Netherlands (3.6%)
ASM International NV ^	197,365	5,423
Koninklijke Boskalis Westminster NV	213,538	11,409
SBM Offshore NV	49,006	1,097
Norway (0.4%)
AKER Yards ASA ‡	146,980	1,846
Papua New Guinea (0.6%)
Lihir Gold, Ltd. ‡	1,233,136	3,205
Russian Federation (0.2%)
Tmk-GDR REG S ‡ ^	23,757	784
Singapore (0.4%)
Capitacommercial Trust REIT ‡	786,000	1,095
Starhub, Ltd.	562,833	1,145
Spain (5.3%)
Bolsas y Mercados Espanoles	27,009	995
Grifols SA	487,371	14,579
Tecnicas Reunidas SA	136,393	10,246
Switzerland (1.4%)
Lindt & Spruengli AG	253	666
Logitech International SA ‡	25,762	682
Syngenta AG	18,846	5,486
Taiwan (1.1%)
Far Eastern Textile Co., Ltd.	775,000	987
First Financial Holding Co., Ltd.	775,000	649
Mega Financial Holding Co., Ltd.	1,057,000	710
Tatung Co., Ltd. ‡	4,116,000	1,459
Yuanta Financial Holding Co., Ltd.	2,702,000	1,566
United Kingdom (18.5%)
AMEC PLC	362,141	6,048
Arriva PLC	549,992	7,579
Balfour Beatty PLC	1,151,233	8,990
Charter PLC	231,822	3,896
Cobham PLC	1,110,379	4,438
FirstGroup PLC	415,611	4,248
Game Group PLC	1,242,620	6,289
ICAP PLC	418,789	4,131
National Express Group PLC	401,843	7,728
Pennon Group PLC	149,214	1,885
Premier Oil PLC ‡	214,944	5,512
Regent Inns PLC ‡	808,972	62
Rexam PLC	829,320	6,208
Serco Group PLC	983,769	7,969
Smith & Nephew PLC	198,331	2,118
Smiths Group PLC	328,949	6,790
Stagecoach Group PLC	1,192,484	6,689
Wolseley PLC	75,571	508
United States (0.6%)
Synthes, Inc. ‡	20,171	2,789
Total Common Stocks (cost $459,791)		471,046

	Principal
REPURCHASE AGREEMENT (1.8%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $8,563 on 08/01/2008 ¡ à	$8,562	8,562
Total Repurchase Agreement (cost $8,562)		8,562

	Shares
SECURITIES LENDING COLLATERAL (0.3%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% € à	1,200	1,200
Total Securities Lending Collateral (cost $1,200)		1,200

Total Investment Securities (cost $469,774) #		$481,005

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Euro	(8,918)	08/04/2008	$(13,817)	$(97)
Euro	(1,816)	10/02/2008	(2,848)	24
Euro	(8,918)	11/04/2008	(13,838)	(9)
British Pound Sterling	(5,215)	09/12/2008	(10,123)	(177)
			$(40,626)	$(259)

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Energy Equipment & Services	8.3%	$39,703
Food & Staples Retailing	7.0%	33,647
Insurance	6.9%	32,974
Commercial Services & Supplies	6.4%	30,633
Construction & Engineering	5.7%	27,560
Road & Rail	5.5%	26,244
Chemicals	5.2%	24,864
Diversified Financial Services	3.8%	18,030
Software	3.5%	16,903
Machinery	3.2%	15,561
Internet Software & Services	3.1%	14,914
Biotechnology	3.0%	14,579
Electrical Equipment	3.0%	14,270
Textiles, Apparel & Luxury Goods	2.6%	12,404
Independent Power Producers & Energy Traders	2.3%	10,887
Metals & Mining	2.1%	10,057
Life Sciences Tools & Services	1.8%	8,660
Industrial Conglomerates	1.6%	7,777
Specialty Retail	1.6%	7,672
Hotels, Restaurants & Leisure	1.4%	6,824
Beverages	1.4%	6,583
Containers & Packaging	1.3%	6,208
Auto Components	1.3%	6,137
Food Products	1.2%	6,000
Pharmaceuticals	1.2%	5,749
Oil, Gas & Consumable Fuels	1.1%	5,512
Semiconductors & Semiconductor Equipment	1.1%	5,423
Aerospace & Defense	1.1%	5,340
Health Care Equipment & Supplies	1.0%	4,907
Capital Markets	0.9%	4,131
Household Products	0.8%	3,872
Health Care Providers & Services	0.7%	3,555
Real Estate Management & Development	0.7%	3,364
Computers & Peripherals	0.7%	3,259
Electronic Equipment & Instruments	0.7%	3,256
Transportation Infrastructure	0.6%	2,844
Commercial Banks	0.6%	2,842
Media	0.6%	2,679
Electric Utilities	0.4%	2,054
Water Utilities	0.4%	1,885
Household Durables	0.4%	1,848
Air Freight & Logistics	0.3%	1,656
Diversified Telecommunication Services	0.3%	1,584
Consumer Finance	0.3%	1,537
Gas Utilities	0.3%	1,472
Wireless Telecommunication Services	0.2%	1,145
Real Estate Investment Trusts	0.2%	1,095
Office Electronics	0.1%	635
Trading Companies & Distributors	0.1%	508
Investment Securities, at value	98.0%	471,243
Short-Term Investments	2.0%	9,762
Total Investments	100.0%	$481,005

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $1,136.
*	Floating or variable rate note.
¡	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 0.00%, a maturity date of 11/06/2008, and with a market value plus accrued interest of $8,960.
£	Illiquid. These securities aggregated to $11,616 or 2.37% of the Fund’s net assets.
€	Interest rate shown reflects the yield at July 31, 2008.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $469,774. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $56,447 and $45,216, respectively. Net unrealized appreciation for tax purposes is $11,231.

DEFINITIONS:

REIT	Real Estate Investment Trust
PLC	Public Limited Company
AUD	Australian Dollar
GDR	Global Depository Receipt

Transamerica Federated Market Opportunity

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATION (2.8%)
United States (2.8%)
U.S. Treasury Inflation Indexed Note TIPS
2.38%, due 04/15/2011	$2,182	$2,272
Total U.S. Government Obligation (cost $2,247)		2,272

		Shares
COMMON STOCKS (39.3%)
Australia (0.7%)
Babcock & Brown, Ltd.		98,816	599
Bermuda (0.6%)
Bunge, Ltd.		4,900	485
Canada (8.3%)
Agnico-Eagle Mines, Ltd.		8,600	470
Barrick Gold Corp.		46,700	1,978
Enerplus Resources Trust		12,200	502
Goldcorp, Inc.		23,000	859
Golden Star Resources, Ltd. ‡		160,300	405
Iamgold Corp.		100,000	662
Kinross Gold Corp.		50,500	917
Yamana Gold, Inc.		79,400	982
France (1.7%)
Veolia Environnement		26,045	1,382
Germany (1.2%)
Deutsche Bank AG		10,400	961
Japan (3.9%)
Ajinomoto Co., Inc.		88,000	904
Nitto Denko Corp.		26,600	762
NTT DoCoMo, Inc.	JPY	514	835
ROHM Co., Ltd.		12,000	685
Netherlands (1.0%)
Chicago Bridge & Iron Co. NV -Class Y		24,700	809
Singapore (0.7%)
Singapore Airlines, Ltd.		57,000	627
South Africa (1.6%)
AngloGold Ashanti, Ltd., ADR		14,030	462
Gold Fields, Ltd. ADR		70,000	827
United States (19.6%)
Affymetrix, Inc. ‡		109,700	864
Apache Corp.		8,000	897
Archer-Daniels-Midland Co.		18,400	527
Cadence Design Systems, Inc. ‡		86,800	641
Ceradyne, Inc. ‡		21,600	1,001
Coeur D’alene Mines Corp. ‡ ^		344,600	996
Devon Energy Corp.		7,800	740
Frontier Oil Corp.		62,900	1,148
Holly Corp.		49,300	1,409
Huntington Bancshares, Inc.		89,900	631
Memc Electronic Materials, Inc. ‡		12,400	573
Newmont Mining Corp.		14,600	700
NutriSystem, Inc. ^		46,400	799
RadioShack Corp.		44,200	737
Sepracor, Inc. ‡		47,300	827
Stillwater Mining Co. ‡ ^		44,000	418
Tesoro Corp.		69,800	1,078
Valero Energy Corp.		47,400	1,584
XTO Energy, Inc.		11,000	520
Total Common Stocks (cost $35,065)			32,203

	Principal
REPURCHASE AGREEMENT (47.6%)
United States (47.6%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $38,996 on 08/01/2008 ▲ °	$38,995	38,995
Total Repurchase Agreement (cost $38,995)		38,995

SHORT-TERM U.S. GOVERNMENT OBLIGATION (6.1%)
United States (6.1%)
U.S. Treasury Bill
Zero Coupon, due 10/16/2008	5,000	4,983
Total Short-Term U.S. Government Obligation (cost $4,983)		4,983

	Contracts (•)
PURCHASED OPTIONS (4.5%)
Put Options (4.5%)
Activision Blizzard, Inc.	281	206
Put Strike $40.00
Expires 01/17/2009
Amazon.Com, Inc.	169	205
Put Strike $80.00
Expires 01/17/2009
Goldman Sachs Group	74	214
Put Strike $200.00
Expires 01/17/2009
Hunt Transport Services, Inc.	357	26
Put Strike $35.00
Expires 08/16/2008
Hunt Transport Services, Inc.	400	152
Put Strike $35.00
Expires 01/17/2009
iShares MSCI Emerging Market	81	264
Put Strike $160.00
Expires 01/17/2009
iShares MSCI Emerging Market	161	325
Put Strike $145.00
Expires 01/17/2009
iShares Russell 2000 Index	350	364
Put Strike $80.00
Expires 01/17/2009
iShares Russell 2000 Index	433	351
Put Strike $75.00
Expires 03/31/2009
Morgan Stanley	293	207
Put Strike $45.00
Expires 10/18/2008

	Contracts (•)	Value
Put Options (continued)
PowerShares QQQ NASDAQ 100	1,022	$984
Put Strike $55.00
Expires 01/17/2009
Salesforce.Com, Inc.	138	210
Put Strike $75.00
Expires 11/22/2008
US Bancorp	189	58
Put Strike $30.00
Expires 12/20/2008
Wells Fargo & Co.	470	110
Put Strike $25.00
Expires 01/17/2009
Total Purchased Options (cost $3,744)		3,676

	Shares
INVESTMENT COMPANIES (3.8%)
United States (3.8%)
Ultrashort Financials Proshares	1,478	$179
Ultrashort FTSE/Xinhua China 25	6,125	471
Ultrashort MSCI Emerging Markets Proshares	2,600	216
Ultrashort QQQ Proshares	36,880	1,616
Ultrashort Russell 2000	8,310	596
Total Investment Companies (cost $2,853)		3,078

	Principal
SECURITIES LENDING COLLATERAL (1.7%)
State Street Navigator Securities Lending
Trust - Prime Portfolio, 2.66% € °	1,401	1,401
Total Securities Lending Collateral (cost $1,401)		1,401

Total Investment Securities (cost $89,288) #		$86,608

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Euro	(2,000)	09/04/2008	$(3,095)	$(21)
Japanese Yen	(450,097)	10/02/2008	(4,266)	88
British Pound Sterling	1,100	11/03/2008	2,143	21
British Pound Sterling	(2,200)	11/03/2008	(4,273)	(55)
			$(9,491)	$33

FORWARD FOREIGN CROSS CURRENCY CONTRACTS

					Net Unrealized
				Settlement	Appreciation
Currency Bought		Currency Sold		Date	(Depreciation)
Japanese Yen	339,091	Euro	2,090	09/24/2008	$(106)
Singapore Dollar	4,200	Euro	2,000	09/04/2008	(41)
					$(147)

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Metals & Mining	11.2%	$9,676
Oil, Gas & Consumable Fuels	9.1%	7,877
Capital Markets	4.7%	4,039
Derivative	4.2%	3,676
U.S. Government Obligations	2.6%	2,272
Food Products	2.2%	1,916
Multi-Utilities	1.6%	1,382
Semiconductors & Semiconductor Equipment	1.5%	1,258
Aerospace & Defense	1.2%	1,001
Life Sciences Tools & Services	1.0%	864
Wireless Telecommunication Services	1.0%	835
Pharmaceuticals	1.0%	827
Construction & Engineering	0.9%	809
Internet & Catalog Retail	0.9%	799
Chemicals	0.9%	762
Specialty Retail	0.8%	737
Software	0.7%	642
Commercial Banks	0.7%	631
Airlines	0.7%	627
Diversified Financial Services	0.7%	599
Investment Securities, at value	47.6%	41,229
Short-Term Investments	52.4%	45,379
Total Investments	100.0%	$86,608

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $1,294.
▲	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 0.00%, a maturity date of 11/06/2008, and with a market value plus accrued interest of $39,820.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
€	Interest rate shown reflects the yield at July 31, 2008.
‡	Non-income producing security.
•	Contract Amounts are not in thousands.
#

Aggregate cost for federal income tax purposes is $89,288. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,672 and $4,352, respectively. Net unrealized depreciation for tax purposes is $2,680.

DEFINITIONS:

TIPS	Treasury Inflation Protected Securities
ADR	American Depositary Receipt
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
FTSE	Financial Times and London Stock Exchange

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATION (0.4%)
U.S. Treasury Bond
5.00%, due 05/15/2037	$1,312	$1,394
Total U.S. Government Obligation (cost $1,374)		1,394

U.S. GOVERNMENT AGENCY OBLIGATION (1.3%)
Freddie Mac
5.50%, due 01/15/2029	4,500	4,612
Total U.S. Government Agency Obligation (cost $4,423)		4,612

MORTGAGE-BACKED SECURITIES (3.1%)
American Tower Trust
Series 2007-1A, Class C-144A
5.62%, due 04/15/2037	2,090	1,766
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2007-CD4, Class J-144A
5.88%, due 12/11/2049	4,750	2,019
Crown Castle Towers LLC
Series 2006-1A, Class C-144A
5.47%, due 11/15/2036	2,000	1,815
SBA CMBS Trust
Series 2006-1A, Class D-144A £
5.85%, due 11/15/2036	2,054	1,823
SBA CMBS Trust
Series 2006-1A, Class E-144A £
6.17%, due 11/15/2036	1,460	1,272
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class H-144A
6.16%, due 10/15/2048	3,760	1,965
Total Mortgage-Backed Securities (cost $15,328)		10,660

CORPORATE DEBT SECURITIES (81.1%)
Aerospace & Defense (1.7%)
Boeing Co.
8.75%, due 08/15/2021	2,500	3,064
Embraer Overseas, Ltd.
6.38%, due 01/24/2017	2,975	2,837
Air Freight & Logistics (1.1%)
Federal Express Corp.
9.65%, due 06/15/2012	3,200	3,690
Airlines (0.7%)
Delta Air Lines, Inc.
6.82%, due 08/10/2022	2,919	2,339
Automobiles (0.9%)
Daimler Finance North America LLC
8.00%, due 06/15/2010	3,000	3,156
Beverages (2.0%)
Brown-Forman Corp.
5.20%, due 04/01/2012	3,600	3,644
Sabmiller PLC -144A
6.20%, due 07/01/2011	3,065	3,148
Building Products (0.8%)
CRH America, Inc. £
5.30%, due 10/15/2013	3,140	2,886
Capital Markets (2.2%)
Lazard Group
7.13%, due 05/15/2015	4,000	3,635
Morgan Stanley
6.63%, due 04/01/2018	3,100	2,869
Nuveen Investments, Inc.
5.00%, due 09/15/2010	1,195	1,061
Chemicals (3.3%)
Lubrizol Corp.
4.63%, due 10/01/2009	2,000	1,989
Momentive Performance Materials, Inc.
9.75%, due 12/01/2014	1,500	1,327
Mosaic Co. -144A
7.63%, due 12/01/2016	1,500	1,575
Nalco Co.
7.75%, due 11/15/2011	3,000	3,030
PPG Industries, Inc.
5.75%, due 03/15/2013	3,235	3,265
Commercial Banks (6.5%)
Barclays Bank PLC -144A
7.70%, due 04/25/2018 Ž ¡	2,850	2,751
HBOS PLC -144A
6.66%, due 05/21/2037 Ž ¡	2,673	1,696
HSBC Capital Funding LP -144A
9.55%, due 06/30/2010 Ž	1,500	1,561
ICICI Bank, Ltd. -144A
6.63%, due 10/03/2012	1,807	1,788
JPMorgan Chase Bank NA
6.00%, due 10/01/2017	3,500	3,399
M&I Marshall & Ilsley Bank
2.95%, due 12/04/2012 *	4,860	3,847
PNC Bank NA
6.88%, due 04/01/2018	2,225	2,194
Shinsei Finance Cayman, Ltd. -144A £
6.42%, due 07/20/2016 Ž ¡	2,300	1,474
VTB Capital SA for Vneshtorgbank -144A
3.38%, due 08/01/2008 *	3,500	3,500
Commercial Services & Supplies (0.4%)
FTI Consulting, Inc.
7.75%, due 10/01/2016	1,400	1,431
Construction Materials (0.8%)
Lafarge SA
7.13%, due 07/15/2036	2,600	2,266
Texas Industries, Inc.
7.25%, due 07/15/2013	500	490
Consumer Finance (1.0%)
Cardtronics, Inc.
9.25%, due 08/15/2013	835	785
HSBC Finance Capital Trust IX
5.91%, due 11/30/2035	3,500	2,681

	Principal	Value
Containers & Packaging (1.5%)
Graham Packaging Co., Inc.
9.88%, due 10/15/2014 ^	$315	$269
Graphic Packaging International Corp.
9.50%, due 08/15/2013	1,450	1,349
Rexam PLC -144A
6.75%, due 06/01/2013	3,565	3,568
Diversified Financial Services (5.2%)
Bank of America Corp.
5.75%, due 12/01/2017	3,500	3,284
Citigroup, Inc.
6.13%, due 05/15/2018	1,600	1,531
8.40%, due 04/30/2018 Ž	1,500	1,284
Galaxy Entertainment Finance Co., Ltd. -144A
9.88%, due 12/15/2012	1,400	1,351
Glencore Funding LLC -144A
6.00%, due 04/15/2014	3,950	3,781
Kar Holdings, Inc.
10.00%, due 05/01/2015	400	332
Mangrove Bay Pass-Through Trust -144A
6.10%, due 07/15/2033	2,845	1,578
Pemex Finance, Ltd.
9.03%, due 02/15/2011	3,493	3,728
Sensus Metering Systems, Inc.
8.63%, due 12/15/2013	1,000	965
Diversified Telecommunication Services (0.3%)
West Corp.
11.00%, due 10/15/2016 ^	1,300	1,034
Electric Utilities (3.6%)
DPL, Inc.
8.00%, due 03/31/2009	5,000	5,115
Energy Future Holdings Corp. -144A £
10.88%, due 11/01/2017	900	927
Sempra Energy
7.95%, due 03/01/2010	4,260	4,478
Southern California Edison Co.
5.95%, due 02/01/2038	1,918	1,865
Electrical Equipment (0.3%)
Belden, Inc.
7.00%, due 03/15/2017	1,000	947
Electronic Equipment & Instruments (0.2%)
NXP BV/NXP Funding, LLC
9.50%, due 10/15/2015	1,000	692
Energy Equipment & Services (0.9%)
Weatherford International, Ltd.
5.15%, due 03/15/2013	3,000	2,973
Food & Staples Retailing (2.6%)
Kroger Co.
8.05%, due 02/01/2010	3,720	3,885
Safeway, Inc.
4.95%, due 08/16/2010	3,055	3,051
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	2,000	1,990
Food Products (0.9%)
ConAgra Foods, Inc.
9.75%, due 03/01/2021	325	384
Michael Foods, Inc.
8.00%, due 11/15/2013	2,575	2,543
Gas Utilities (1.1%)
Intergas Finance BV -144A
6.38%, due 05/14/2017	740	627
Southern Union Co.
6.15%, due 08/16/2008	2,975	2,976
Hotels, Restaurants & Leisure (3.5%)
Carrols Corp.
9.00%, due 01/15/2013	500	430
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	1,850	1,609
Las Vegas Sands Corp.
6.38%, due 02/15/2015 ^	1,500	1,147
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	1,070	1,054
Starwood Hotels & Resorts Worldwide,
7.88%, due 05/01/2012	2,500	2,524
Station Casinos, Inc.
6.88%, due 03/01/2016 ^	700	319
Yum! Brands, Inc.
8.88%, due 04/15/2011	4,650	5,005
Independent Power Producers & Energy Traders (1.7%)
AES Gener SA
7.50%, due 03/25/2014 ^	2,000	2,142
Empresa Nacional de Electricidad SA – Class B
8.50%, due 04/01/2009	3,600	3,689
Industrial Conglomerates (1.8%)
Hutchison Whampoa International, Ltd. -144A
5.45%, due 11/24/2010	3,800	3,846
Susser Holdings LLC
10.63%, due 12/15/2013	2,412	2,376
Insurance (1.6%)
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 Ž ¡	2,245	1,906
Reinsurance Group of America, Inc.
6.75%, due 12/15/2065 ¡	2,730	2,099
Travelers Cos., Inc.
6.75%, due 06/20/2036	1,557	1,554
IT Services (0.7%)
ACE Cash Express, Inc. -144A
10.25%, due 10/01/2014	345	257
Aramark Corp.
8.50%, due 02/01/2015	2,250	2,242
Machinery (2.3%)
Accuride Corp.
8.50%, due 02/01/2015 ^	1,300	884
Cummins, Inc.
5.65%, due 03/01/2098	2,000	1,352

	Principal	Value
Machinery (continued)
Polypore, Inc.
8.75%, due 05/15/2012	$1,550	$1,554
Titan International, Inc.
8.00%, due 01/15/2012	1,200	1,170
Tyco Electronics Group SA
6.55%, due 10/01/2017	3,000	2,965
Media (5.5%)
Comcast Cable Holdings LLC
9.80%, due 02/01/2012	4,500	5,059
Grupo Televisa SA
6.63%, due 03/18/2025	2,000	1,894
Historic TW, Inc.
9.13%, due 01/15/2013	5,000	5,465
News America Holdings, Inc.
7.75%, due 12/01/2045	3,400	3,501
Omnicom Group, Inc.
5.90%, due 04/15/2016	3,120	3,034
Metals & Mining (3.5%)
BHP Billiton Finance, Ltd.
5.13%, due 03/29/2012	3,470	3,473
Freeport-McMoRan Copper & Gold, Inc.
8.38%, due 04/01/2017	875	916
PNA Group, Inc.
10.75%, due 09/01/2016	2,025	2,405
Steel Dynamics, Inc.
7.38%, due 11/01/2012	1,800	1,782
Vale Overseas, Ltd.
6.25%, due 01/23/2017	3,560	3,500
Multiline Retail (0.5%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015 q	1,650	1,617
Office Electronics (1.5%)
Xerox Corp.
9.75%, due 01/15/2009	5,000	5,124
Oil, Gas & Consumable Fuels (7.9%)
Burlington Resources, Inc.
9.88%, due 06/15/2010	1,435	1,590
Chesapeake Energy Corp.
6.38%, due 06/15/2015	1,000	945
Dune Energy, Inc.
10.50%, due 06/01/2012	500	444
Dynegy Holdings, Inc.
7.75%, due 06/01/2019	1,500	1,380
Enterprise Products Operating, LP
8.38%, due 08/01/2066 ¡	2,150	2,101
Gazprom International SA -144A
7.20%, due 02/01/2020	2,654	2,644
Kinder Morgan Energy Partners, LP
7.75%, due 03/15/2032	3,450	3,692
Markwest Energy Finance Corp.
8.50%, due 07/15/2016	700	698
Opti Canada, Inc.
8.25%, due 12/15/2014	1,800	1,814
Petrobras International Finance Co.
5.88%, due 03/01/2018	3,900	3,809
PetroHawk Energy Corp.
9.13%, due 07/15/2013	2,255	2,283
Petroleum Development Corp.
12.00%, due 02/15/2018	1,000	1,060
Sabine Pass LNG, LP
7.50%, due 11/30/2016	1,000	860
Valero Logistics Operations, LP
6.88%, due 07/15/2012	3,690	3,675
Paper & Forest Products (0.5%)
Exopack Holding, Inc.
11.25%, due 02/01/2014	2,000	1,780
Real Estate Investment Trusts (3.6%)
Healthcare Realty Trust, Inc.
8.13%, due 05/01/2011	2,650	2,731
Host Hotels & Resorts, Inc.
7.13%, due 11/01/2013	1,000	920
iStar Financial, Inc.
4.88%, due 01/15/2009	2,075	1,971
Kimco Realty Corp.
3.95%, due 08/05/2008	2,825	2,825
Westfield Group -144A
5.40%, due 10/01/2012	4,100	3,872
Road & Rail (4.6%)
Burlington Northern Santa Fe Corp.
5.65%, due 05/01/2017	3,325	3,229
CSX Corp.
6.75%, due 03/15/2011	3,875	3,947
Hertz Corp.
10.50%, due 01/01/2016	1,500	1,305
Kansas City Southern de Mexico SA
7.63%, due 12/01/2013	2,110	2,068
Norfolk Southern Corp.
7.05%, due 05/01/2037	2,155	2,249
Union Pacific Corp.
5.70%, due 08/15/2018	3,000	2,898
Software (1.0%)
Oracle Corp.
5.75%, due 04/15/2018	3,269	3,261
Specialty Retail (0.8%)
Asbury Automotive Group, Inc.
7.63%, due 03/15/2017	1,000	738
Michaels Stores, Inc.
11.38%, due 11/01/2016 ^	600	423
Penske Auto Group, Inc.
7.75%, due 12/15/2016	1,750	1,444

	Principal	Value
Tobacco (0.4%)
Alliance One International, Inc.
11.00%, due 05/15/2012	$1,425	$1,457
Wireless Telecommunication Services (1.7%)
AT&T Wireless Services, Inc.
8.13%, due 05/01/2012	3,600	3,950
Nextel Communications, Inc.
7.38%, due 08/01/2015	2,580	1,987
Total Corporate Debt Securities (cost $293,879)		277,829

	Shares
PREFERRED STOCKS (0.9%)
Diversified Telecommunication Services (0.5%)
Centaur Funding Corp. 9.08% -144A €	1,661	1,652
Food Products (0.4%)
Archer-Daniels-Midland Co., 6.25% €	40,000	1,560
Total Preferred Stocks (cost $4,153)		3,212

	Principal
REPURCHASE AGREEMENT (2.5%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $8,404 on 08/01/2008 à •	$8,404	8,404
Total Repurchase Agreement (cost $8,404)		8,404

	Shares
SECURITIES LENDING COLLATERAL (1.5%)
State Street Navigator Securities Lending Trust – Prime Portfolio, 2.66% • €	4,997	4,997
Total Securities Lending Collateral (cost $4,997)		4,997

Total Investment Securities (cost $332,558) #		$311,108

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $4,861.
*	Floating or variable rate note.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of July 31, 2008.
Ž	The security has a perpetual maturity. The date shown is the next call date.
à	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 4.88%, a maturity date of 08/31/2008, and with a market value plus accrued interest of $9,203.
•	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
q	Payment in Kind.
£	Illiquid. These securities aggregated to $8,382 or 2.45% of the Fund’s net assets.
€	Interest rate shown reflects the yield at July 31, 2008.
#

Aggregate cost for federal income tax purposes is $332,558. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,146 and $22,596, respectively. Net unrealized depreciation for tax purposes is $21,450.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities aggregated to $54,162 or 17.90% of the Fund’s net assets.

LLC	Limited Liability Corporation
PLC	Public Limited Company

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (93.5%)
Aerospace & Defense (3.3%)
Precision Castparts Corp.	47,400	$4,429
Rockwell Collins, Inc.	63,000	3,130
Air Freight & Logistics (6.0%)
CH Robinson Worldwide, Inc.	150,400	7,249
Expeditors International of Washington, Inc.	186,000	6,605
Auto Components (3.4%)
BorgWarner, Inc.	194,000	7,822
Capital Markets (4.7%)
Greenhill & Co., Inc. ^	42,000	2,580
T. Rowe Price Group, Inc.	139,400	8,343
Commercial Banks (3.1%)
Cullen/Frost Bankers, Inc.	50,700	2,674
Signature Bank ‡	151,000	4,444
Commercial Services & Supplies (0.6%)
Ritchie Bros. Auctioneers, Inc.	57,000	1,488
Communications Equipment (4.0%)
Foundry Networks, Inc. ‡	237,000	4,133
Polycom, Inc. ‡	211,000	4,980
Construction & Engineering (5.7%)
Foster Wheeler, Ltd. ‡	89,500	5,081
Jacobs Engineering Group, Inc. ‡	103,400	7,997
Diversified Consumer Services (5.2%)
Strayer Education, Inc.	53,600	11,937
Diversified Financial Services (1.3%)
CME Group, Inc. -Class A	8,400	3,025
Electronic Equipment & Instruments (3.5%)
Trimble Navigation, Ltd. ‡	241,800	8,028
Energy Equipment & Services (3.4%)
Cameron International Corp. ‡	146,000	6,973
Oceaneering International, Inc. ‡	14,000	849
Health Care Equipment & Supplies (7.7%)
Hologic, Inc. ‡	114,000	2,105
Idexx Laboratories, Inc. ‡	54,800	2,932
Intuitive Surgical, Inc. ‡	30,200	9,401
Varian Medical Systems, Inc. ‡	56,300	3,378
Health Care Technology (0.7%)
Cerner Corp. ‡ ^	38,000	1,697
Hotels, Restaurants & Leisure (1.0%)
Burger King Holdings, Inc.	85,700	2,299
Internet Software & Services (0.5%)
Valueclick, Inc. ‡	96,000	1,142
IT Services (2.0%)
Alliance Data Systems Corp. ‡	16,300	1,046
NeuStar, Inc. -Class A ‡	171,400	3,596
Life Sciences Tools & Services (8.4%)
Covance, Inc. ‡	109,000	10,006
Techne Corp. ‡	116,000	9,225
Machinery (6.2%)
Donaldson Co., Inc.	178,500	8,052
Kennametal, Inc.	213,000	6,339
Media (3.3%)
Lamar Advertising Co. -Class A ‡ ^	201,000	7,634
Multiline Retail (1.4%)
Saks, Inc. ‡	309,000	3,149
Oil, Gas & Consumable Fuels (1.0%)
Range Resources Corp.	48,300	2,345
Real Estate Investment Trusts (0.7%)
Plum Creek Timber Co., Inc.	31,000	1,510
Software (8.4%)
Activision Blizzard, Inc. ‡	132,000	4,749
Intuit, Inc. ‡	197,000	5,384
Macrovision Solutions Corp. ‡	104,000	1,581
Salesforce.com, Inc. ‡	117,900	7,521
Specialty Retail (3.6%)
Guess, Inc.	260,000	8,234
Trading Companies & Distributors (4.4%)
WW Grainger, Inc.	113,000	10,115
Total Common Stocks (cost $207,527)		215,207

	Principal
REPURCHASE AGREEMENT (4.1%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $9,566 on 08/01/2008 ¡ à	$9,566	9,566
Total Repurchase Agreement (cost $9,566)		9,566

	Shares
SECURITIES LENDING COLLATERAL (3.1%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% £ à	7,060	7,060
Total Securities Lending Collateral (cost $7,060)		7,060

Total Investment Securities (cost $224,153) #		$231,833

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $6,843.
¡	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 4.88%, a maturity date of 08/31/2008, and with a market value plus accrued interest of $10,226.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
£	Interest rate shown reflects the yield at July 31, 2008.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $224,153. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $32,500 and $24,820, respectively. Net unrealized appreciation for tax purposes is $7,680.

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (93.7%)
Aerospace & Defense (2.5%)
Alliant Techsystems, Inc.
6.75%, due 04/01/2016	$3,915	$3,768
BE Aerospace, Inc.
8.50%, due 07/01/2018	1,800	1,858
DRS Technologies, Inc.
6.88%, due 11/01/2013	3,000	3,015
L-3 Communications Corp.
6.13%, due 07/15/2013 – 01/15/2014	3,000	2,855
7.63%, due 06/15/2012	1,000	1,013
Auto Components (0.8%)
Lear Corp.
5.75%, due 08/01/2014	3,250	2,421
TRW Automotive, Inc. -144A q
7.00%, due 03/15/2014	2,000	1,765
Automobiles (0.8%)
General Motors Corp.
7.20%, due 01/15/2011	4,000	2,630
8.25%, due 07/15/2023	2,710	1,341
Beverages (1.7%)
Constellation Brands, Inc.
7.25%, due 09/01/2016 – 05/15/2017	5,900	5,694
Cott Beverages USA, Inc.
8.00%, due 12/15/2011	3,025	2,662
Building Products (1.2%)
Owens Corning, Inc.
7.00%, due 12/01/2036	3,690	2,924
Ply Gem Industries, Inc.
9.00%, due 02/15/2012	900	468
11.75%, due 06/15/2013 -144A q	3,050	2,730
Capital Markets (0.5%)
Nuveen Investments, Inc. -144A
10.50%, due 11/15/2015	2,950	2,655
Chemicals (2.7%)
Huntsman International LLC
7.38%, due 01/01/2015	3,050	2,821
Huntsman LLC
11.63%, due 10/15/2010	965	1,003
Ineos Group Holdings PLC -144A
8.50%, due 02/15/2016	2,225	1,491
Lyondellbasell Industries AF SCA -144A
8.38%, due 08/15/2015	3,975	2,445
Noranda Aluminium Acquisition Corp.
6.83%, due 05/15/2015 *	1,800	1,557
Nova Chemicals Corp.
5.95%, due 11/15/2013 *	5,175	4,373
Commercial Services & Supplies (0.8%)
Allied Waste North America, Inc.
7.88%, due 04/15/2013	4,170	4,243
Communications Equipment (0.3%)
Nortel Networks, Ltd. -144A
10.75%, due 07/15/2016	1,325	1,299
Computers & Peripherals (0.9%)
Seagate Technology, Inc.
6.38%, due 10/01/2011	3,715	3,604
6.80%, due 10/01/2016	950	855
Consumer Finance (2.7%)
Ford Motor Credit Co. LLC
7.88%, due 06/15/2010	1,400	1,192
9.88%, due 08/10/2011	6,975	5,688
GMAC LLC
6.75%, due 12/01/2014	6,225	3,566
7.25%, due 03/02/2011	4,975	3,412
Containers & Packaging (2.8%)
Graphic Packaging International, Inc.
8.50%, due 08/15/2011	4,875	4,656
Jefferson Smurfit Corp. US
8.25%, due 10/01/2012	5,950	5,221
Owens Brockway Glass Container, Inc.
6.75%, due 12/01/2014	4,385	4,308
Diversified Consumer Services (0.5%)
Service Corp. International
6.75%, due 04/01/2016	2,825	2,599
Diversified Financial Services (4.2%)
AES Red Oak LLC
9.20%, due 11/30/2029	2,125	2,199
CDX North America High Yield -144A q
8.88%, due 06/29/2013	15,000	13,875
Firekeepers Development Authority -144A
13.88%, due 05/01/2015	2,420	2,227
Hawker Beechcraft Acquisition
8.50%, due 04/01/2015	2,885	2,885
Diversified Telecommunication Services (6.0%)
Cincinnati Bell, Inc.
7.00%, due 02/15/2015	1,200	1,113
7.25%, due 07/15/2013	1,625	1,568
Fairpoint Communications, Inc. -144A
13.13%, due 04/01/2018	5,020	4,995
Frontier Communications Corp.
6.63%, due 03/15/2015	1,360	1,238
9.00%, due 08/15/2031	5,050	4,469
Level 3 Financing, Inc.
9.25%, due 11/01/2014	2,500	2,275
Qwest Communications International
7.50%, due 02/15/2014	5,225	4,820
Sprint Capital Corp.
6.90%, due 05/01/2019	2,695	2,298
Telcordia Technologies, Inc. -144A
6.54%, due 07/15/2012 *	4,135	3,535
Windstream Corp.
8.63%, due 08/01/2016	4,000	4,050
Electric Utilities (2.7%)
Intergen NV -144A
9.00%, due 06/30/2017	5,100	5,202

	Principal	Value
Electric Utilities (continued)
Ipalco Enterprises, Inc. -144A
7.25%, due 04/01/2016	$1,365	$1,368
Texas Competitive Electric Holdings Co. LLC -144A
10.25%, due 11/01/2015	7,165	7,165
Electronic Equipment & Instruments (0.7%)
NXP BV / NXP Funding LLC
5.54%, due 10/15/2013 *	4,425	3,474
Food & Staples Retailing (1.0%)
Supervalu, Inc.
7.50%, due 11/15/2014	5,000	4,931
Food Products (2.8%)
Dean Foods Co.
7.00%, due 06/01/2016	1,325	1,199
Del Monte Corp.
6.75%, due 02/15/2015	575	538
8.63%, due 12/15/2012	3,000	3,067
Dole Food Co., Inc.
7.25%, due 06/15/2010	2,300	2,116
Smithfield Foods, Inc.
7.75%, due 07/01/2017	5,775	4,938
Tyson Foods, Inc.
7.00%, due 05/01/2018	2,400	2,138
Health Care Equipment & Supplies (2.0%)
Boston Scientific Corp.
6.25%, due 11/15/2015	4,100	3,895
Cooper Cos., Inc.
7.13%, due 02/15/2015	3,145	3,019
Universal Hospital Services, Inc.
6.30%, due 06/01/2015 *	1,500	1,395
8.50%, due 06/01/2015	1,900	1,900
Health Care Providers & Services (5.2%)
Community Health Systems, Inc.
8.88%, due 07/15/2015	7,800	7,859
HCA, Inc.
9.25%, due 11/15/2016	8,875	9,141
Healthsouth Corp.
10.75%, due 06/15/2016	1,800	1,926
Omnicare, Inc.
6.13%, due 06/01/2013	2,675	2,454
6.88%, due 12/15/2015	600	549
US Oncology, Inc.
9.00%, due 08/15/2012	4,535	4,467
Hotels, Restaurants & Leisure (5.6%)
Harrah’s Operating Co., Inc. -144A q
10.75%, due 02/01/2016	8,300	6,267
Mashantucket Western Pequot Tribe -144A
8.50%, due 11/15/2015	3,725	2,868
MGM Mirage, Inc.
5.88%, due 02/27/2014	2,500	1,975
6.75%, due 04/01/2013	2,000	1,670
MGM Mirage, Inc. (continued)
7.50%, due 06/01/2016	2,575	2,054
Perkins & Marie Callender’s, Inc.
10.00%, due 10/01/2013 ^	2,500	1,475
Royal Caribbean Cruises, Ltd.
7.00%, due 06/15/2013	1,240	1,101
Seminole Hard Rock Entertainment, Inc. -144A
5.28%, due 03/15/2014 *	5,330	4,317
Station Casinos, Inc.
6.00%, due 04/01/2012	3,160	2,117
6.50%, due 02/01/2014 ^	2,170	1,047
Vail Resorts, Inc.
6.75%, due 02/15/2014	1,325	1,242
Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	2,200	1,991
Household Durables (2.2%)
Dr Horton, Inc.
4.88%, due 01/15/2010	4,000	3,680
Jarden Corp.
7.50%, due 05/01/2017	2,890	2,514
Meritage Homes Corp.
6.25%, due 03/15/2015	2,295	1,779
Pulte Homes, Inc.
5.20%, due 02/15/2015	2,000	1,660
7.88%, due 08/01/2011	1,500	1,447
Independent Power Producers & Energy Traders (3.7%)
AES Corp. -144A
8.75%, due 05/15/2013	4,492	4,660
Edison Mission Energy
7.50%, due 06/15/2013	2,710	2,724
7.75%, due 06/15/2016	2,000	2,005
LSP Energy, LP/LSP Batesville Funding
7.16%, due 01/15/2014	3,657	3,519
NRG Energy, Inc.
7.25%, due 02/01/2014	3,750	3,656
7.38%, due 01/15/2017	2,000	1,930
Industrial Conglomerates (0.4%)
Kansas City Southern Railway
8.00%, due 06/01/2015	2,235	2,257
IT Services (5.6%)
Aramark Corp.
8.50%, due 02/01/2015	6,200	6,177
Broadridge Financial Solutions, Inc.
6.13%, due 06/01/2017	3,350	2,821
Ceridian Corp. -144A
11.25%, due 11/15/2015	1,695	1,542
12.25%, due 11/15/2015 ¡	325	295
DI Finance/Dyncorp International
9.50%, due 02/15/2013	3,070	3,043
DI Finance/Dyncorp International -144A q
9.50%, due 02/15/2013	1,700	1,690

	Principal	Value
IT Services (continued)
First Data Corp. -144A
9.88%, due 09/24/2015	$3,131	$2,771
SunGard Data Systems, Inc.
9.13%, due 08/15/2013	5,030	5,143
10.25%, due 08/15/2015	450	457
Unisys Corp.
8.00%, due 10/15/2012	2,000	1,705
12.50%, due 01/15/2016	2,980	2,928
Machinery (0.7%)
Case New Holland, Inc.
7.13%, due 03/01/2014	3,500	3,386
Media (9.9%)
Cablevision Systems Corp.
8.00%, due 04/15/2012	1,000	957
CCH I LLC / CCH I Capital Corp.
11.00%, due 10/01/2015 ^	2,320	1,757
Charter Communications Operating LLC -144A q
8.00%, due 04/30/2012	3,500	3,334
CSC Holdings, Inc.
7.63%, due 04/01/2011 – 07/15/2018	4,850	4,476
8.50%, due 06/15/2015 -144A	2,640	2,600
DEX Media, Inc.
8.00%, due 11/15/2013	2,500	1,525
DIRECTV Financing Co.
7.63%, due 05/15/2016 -144A	1,690	1,677
8.38%, due 03/15/2013	3,850	3,975
Echostar DBS Corp.
6.38%, due 10/01/2011	4,190	4,059
7.00%, due 10/01/2013	1,045	993
7.75%, due 05/31/2015	3,080	2,957
Idearc, Inc.
8.00%, due 11/15/2016	6,495	2,955
Intelsat Corp. -144A q
9.25%, due 06/15/2016	2,425	2,383
Intelsat Subsidiary Holding Co., Ltd. -144A q
8.50%, due 01/15/2013	920	911
Knight-Ridder, Inc.
5.75%, due 09/01/2017	1,675	1,027
Lamar Media Corp.
6.63%, due 08/15/2015	1,525	1,373
Liberty Media LLC
5.70%, due 05/15/2013	2,000	1,800
Medianews Group, Inc.
6.88%, due 10/01/2013	1,500	585
Quebecor Media, Inc.
7.75%, due 03/15/2016	2,150	1,983
RH Donnelley Corp.
8.88%, due 10/15/2017	90	43
11.75%, due 05/15/2015 -144A	6,632	4,908
Univision Communications, Inc. -144A q
9.75%, due 03/15/2015	1,900	1,449
Videotron Ltee
6.88%, due 01/15/2014	1,825	1,761
Videotron, Ltd. -144A
9.13%, due 04/15/2018	720	751
Metals & Mining (0.6%)
Steel Dynamics, Inc.
7.38%, due 11/01/2012	2,950	2,921
Multiline Retail (0.5%)
Bon-Ton Department Stores, Inc.
10.25%, due 03/15/2014 ^	5,125	2,716
Multi-Utilities (0.3%)
CMS Energy Corp.
6.55%, due 07/17/2017	840	808
6.88%, due 12/15/2015	865	857
Oil, Gas & Consumable Fuels (11.5%)
Chesapeake Energy Corp.
6.88%, due 01/15/2016	1,000	961
7.00%, due 08/15/2014	3,000	2,955
7.25%, due 12/15/2018	830	813
7.63%, due 07/15/2013	1,000	1,017
Cimarex Energy Co.
7.13%, due 05/01/2017	1,295	1,276
Connacher Oil And Gas, Ltd. -144A
10.25%, due 12/15/2015	2,480	2,598
Dynegy Holdings, Inc.
7.50%, due 06/01/2015	1,975	1,871
7.75%, due 06/01/2019	3,425	3,151
El Paso Corp.
7.25%, due 06/01/2018	3,100	3,069
Forest Oil Corp.
7.25%, due 06/15/2019 -144A	2,000	1,880
7.75%, due 05/01/2014	275	275
Kinder Morgan Finance Co.
5.70%, due 01/05/2016	5,500	5,067
Mariner Energy, Inc.
8.00%, due 05/15/2017	1,295	1,221
Newfield Exploration Co.
6.63%, due 09/01/2014	2,175	2,055
7.13%, due 05/15/2018	295	279
Opti Canada, Inc.
7.88%, due 12/15/2014	2,500	2,481
8.25%, due 12/15/2014	800	806
Peabody Energy Corp.
6.88%, due 03/15/2013	500	505
7.38%, due 11/01/2016	5,000	5,100
Pioneer Natural Resources Co.
6.65%, due 03/15/2017	2,625	2,433
Plains Exploration & Production Co.
7.00%, due 03/15/2017	1,200	1,122
7.75%, due 06/15/2015	3,000	2,948
Roseton/Danskammer
7.67%, due 11/08/2016	800	783

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Sandridge Energy, Inc. -144A
8.00%, due 06/01/2018	$1,330	$1,317
Tesoro Corp.
6.25%, due 11/01/2012	4,500	4,106
6.63%, due 11/01/2015	675	594
Verasun Energy Corp.
9.38%, due 06/01/2017	3,325	1,746
9.88%, due 12/15/2012	3,140	2,669
Whiting Petroleum Corp.
7.00%, due 02/01/2014	3,000	2,887
Paper & Forest Products (4.2%)
Abitibi-Consolidated, Inc.
8.55%, due 08/01/2010	1,460	781
8.85%, due 08/01/2030	4,055	1,470
13.75%, due 04/01/2011 -144A	3,200	3,336
Boise Cascade LLC
7.13%, due 10/15/2014	896	618
Domtar Corp.
7.88%, due 10/15/2011	5,400	5,387
Georgia-Pacific LLC -144A
7.00%, due 01/15/2015	7,825	7,277
Westvaco Corp.
8.20%, due 01/15/2030	2,300	2,163
Real Estate Investment Trusts (0.5%)
Host Hotels & Resorts, Inc.
7.13%, due 11/01/2013	2,550	2,346
Real Estate Management & Development (0.7%)
Realogy Corp.
10.50%, due 04/15/2014	5,305	3,448
Road & Rail (1.1%)
Avis Budget Car Rental
7.75%, due 05/15/2016	2,915	2,011
Hertz Corp.
8.88%, due 01/01/2014	3,625	3,326
Semiconductors & Semiconductor Equipment (1.9%)
Freescale Semiconductor, Inc.
8.88%, due 12/15/2014	6,345	5,378
Spansion, Inc. -144A
5.81%, due 06/01/2013 *	1,960	1,372
Stats ChipPAC, Ltd.
6.75%, due 11/15/2011	2,750	2,839
Textiles, Apparel & Luxury Goods (1.2%)
Levi Strauss & Co.
8.88%, due 04/01/2016	1,200	1,080
9.75%, due 01/15/2015	5,480	5,165
Wireless Telecommunication Services (0.3%)
Nextel Communications, Inc.
6.88%, due 10/31/2013	2,225	1,747
Total Corporate Debt Securities (cost $514,436)		473,603

STRUCTURED NOTE DEBT (0.9%)
Diversified Financial Services (0.9%)
CDX North America High Yield -144A
8.75%, due 12/29/2012	4,950	4,597
Total Structured Note Debt (cost $4,628)		4,597

	Shares
COMMON STOCK (0.0%)
Media (0.0%)
Golden Books Family Entertainment, Inc. ‡	63,750	♦
Total Common Stock (cost $169)		♦

	Principal
REPURCHASE AGREEMENT (3.4%)
State Street Bank & Trust Repurchase Agreement 1.05%, dated 07/31/2008, to be repurchased at $17,260 on 08/01/2008  °	17,259	17,259
Total Repurchase Agreement (cost $17,259)		17,259

	Shares
SECURITIES LENDING COLLATERAL (2.2%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% £ °	11,046	11,046
Total Securities Lending Collateral (cost $11,046)		11,046

Total Investment Securities (cost $547,538) #		$506,505

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $10,756.
*	Floating or variable rate note.
¡	Payment in Kind.
q	Illiquid. These securities aggregated to $34,404 or 6.69% of the Fund’s net assets.


Repurchase agreement is collateralized by a U.S. Government Obligation and a U.S. Government Agency Obligation with interest rates ranging from 0.00% - 2.61%, maturity dates ranging from 11/13/2008 - 01/23/2009, and with market values plus accrued interests of $17,609.

°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
£	Interest rate shown reflects the yield at July 31, 2008.
‡	Non-income producing security.
♦	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $547,538. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,728 and $42,761, respectively. Net unrealized depreciation for tax purposes is $41,033.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities aggregated to $115,552 or 22.46% of the Fund’s net assets.

LLC	Limited Liability Corporation
PLC	Public Limited Company

Transamerica Jennison Growth

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.6%)
Aerospace & Defense (3.3%)
Raytheon Co.	66,900	$3,809
United Technologies Corp.	74,900	4,792
Beverages (2.7%)
Coca-Cola Co.	50,900	2,622
PepsiCo, Inc.	66,800	4,446
Biotechnology (9.6%)
Celgene Corp. ‡	70,300	5,307
Genentech, Inc. ‡	74,000	7,048
Gilead Sciences, Inc. ‡	229,600	12,394
Capital Markets (4.4%)
Charles Schwab Corp.	244,800	5,603
Goldman Sachs Group, Inc.	21,700	3,994
Lazard, Ltd. -Class A	44,700	1,824
Chemicals (3.5%)
Monsanto Co.	76,500	9,112
Communications Equipment (8.8%)
Cisco Systems, Inc. ‡	326,400	7,178
Nokia OYJ	108,700	2,970
Qualcomm, Inc.	114,700	6,347
Research In Motion, Ltd. ‡	50,000	6,141
Computers & Peripherals (6.6%)
Apple, Inc. ‡	53,500	8,504
Hewlett-Packard Co.	169,500	7,593
Netapp, Inc. ‡	35,100	897
Diversified Financial Services (0.5%)
NYSE Euronext	27,700	1,309
Electrical Equipment (3.7%)
ABB, Ltd.	172,500	4,523
First Solar, Inc. ‡	17,700	5,046
Energy Equipment & Services (6.4%)
Halliburton Co.	145,200	6,508
Schlumberger, Ltd.	97,700	9,926
Food & Staples Retailing (5.5%)
Costco Wholesale Corp.	70,500	4,419
CVS Caremark Corp.	128,300	4,683
Wal-Mart Stores, Inc.	89,200	5,229
Health Care Equipment & Supplies (5.2%)
Alcon, Inc.	40,000	6,897
Baxter International, Inc.	94,900	6,511
Health Care Providers & Services (1.6%)
Medco Health Solutions, Inc. ‡	83,000	4,115
Hotels, Restaurants & Leisure (1.0%)
Marriott International, Inc. -Class A	102,900	2,666
Household Products (2.2%)
Colgate-Palmolive Co.	75,600	5,615
Industrial Conglomerates (1.3%)
McDermott International, Inc. ‡	68,300	3,256
Internet & Catalog Retail (2.5%)
Amazon.com, Inc. ‡	85,100	6,496
Internet Software & Services (4.3%)
Akamai Technologies, Inc. ‡	42,700	997
Google, Inc. -Class A ‡	21,600	10,233
IT Services (3.9%)
Infosys Technologies, Ltd.	121,400	4,782
Visa, Inc. -Class A ‡	72,600	5,304
Life Sciences Tools & Services (2.1%)
Thermo Fisher Scientific, Inc. ‡	88,700	5,368
Media (1.5%)
Walt Disney Co.	125,400	3,806
Oil, Gas & Consumable Fuels (4.0%)
Occidental Petroleum Corp.	65,000	5,124
Southwestern Energy Co. ‡	71,600	2,600
XTO Energy, Inc.	53,400	2,522
Pharmaceuticals (7.2%)
Abbott Laboratories	107,900	6,079
Elan Corp. PLC ‡	94,200	1,889
Mylan, Inc. ‡	123,100	1,597
Teva Pharmaceutical Industries, Ltd.	115,400	5,174
Wyeth	93,500	3,789
Semiconductors & Semiconductor Equipment (0.7%)
NVIDIA Corp. ‡	154,600	1,769
Software (3.8%)
Adobe Systems, Inc. ‡	126,600	5,235
Microsoft Corp.	180,000	4,629
Textiles, Apparel & Luxury Goods (1.3%)
Nike, Inc. -Class B ^	55,500	3,257
Total Common Stocks (cost $231,572)		251,934

	Principal
REPURCHASE AGREEMENT (2.2%)
State Street Bank & Trust Repurchase Agreement 1.05%, dated 07/31/2008, to be repurchased at $5,610 on 08/01/2008 ¡ à	$5,609	5,609
Total Repurchase Agreement (cost $5,609)		5,609

	Shares
SECURITIES LENDING COLLATERAL (0.1%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% £ à	355	355
Total Securities Lending Collateral (cost $355)		355

Total Investment Securities (cost $237,536) #		$257,898

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $348.
¡	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 0.00%, a maturity date of 11/13/2008, and with a market value plus accrued interest of $5,726.
£	Interest rate shown reflects the yield at July 31, 2008.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $237,536. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $30,656 and $10,294, respectively. Net unrealized appreciation for tax purposes is $20,362.

DEFINITIONS:

PLC	Public Limited Company

Transamerica JPMorgan International Bond

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS (69.5%)
Australia (0.3%)
New South Wales Treasury Corp.
5.50%, due 03/01/2017	AUD	2,700	$2,318
Belgium (4.8%)
Belgium Government Bond
4.00%, due 03/28/2018	EUR	22,000	32,479
8.00%, due 03/28/2015	EUR	3,950	7,353
Canada (1.3%)
Canada Housing Trust -144A
4.55%, due 12/15/2012 £	CAD	4,791	4,837
Canadian Government Bond
5.75%, due 06/01/2033	CAD	4,913	5,983
Denmark (3.1%)
Denmark Government Bond
6.00%, due 11/15/2009	DKK	120,920	25,680
France (8.1%)
Caisse D’amortissement de La Dette
3.13%, due 07/12/2010	EUR	8,900	13,507
3.75%, due 10/25/2020	EUR	4,520	6,371
France Government Bond
3.75%, due 04/25/2017	EUR	13,900	20,535
4.75%, due 04/25/2035	EUR	632	983
5.75%, due 10/25/2032	EUR	12,500	22,125
8.50%, due 04/25/2023	EUR	500	1,089
French Discount T-Bill 
Zero Coupon, due 07/31/2008	EUR	2,123	3,257
Germany (1.0%)
Bundesrepublik Deutschland
4.75%, due 07/04/2034	EUR	5,100	8,006
Ireland (1.1%)
Ireland Government Bond
4.50%, due 04/18/2020	EUR	6,000	9,115
Italy (6.1%)
Italy Buoni Poliennali del Tesoro
4.00%, due 02/01/2037	EUR	9,100	11,790
5.00%, due 08/01/2034	EUR	9,660	14,779
5.25%, due 08/01/2017	EUR	15,200	24,498
Japan (23.0%)
Development Bank of Japan
1.05%, due 06/20/2023	JPY	2,311,000	18,643
1.60%, due 06/20/2014	JPY	510,000	4,804
2.30%, due 03/19/2026	JPY	500,000	4,741
Japan Finance Corp. for Municipal
1.55%, due 02/21/2012	JPY	3,656,000	34,453
Japan Government Five Year Bond
1.20%, due 03/20/2012	JPY	450,000	4,194
Japan Government Ten Year Bond
1.30%, due 03/20/2015	JPY	6,756,450	62,829
1.70%, due 12/20/2016 – 09/20/2017	JPY	2,733,000	25,875
Japan Government Twenty Year Bond
1.90%, due 06/20/2025	JPY	860,000	7,772
2.10%, due 09/20/2024 – 12/20/2026	JPY	2,345,000	21,512
Japanese Government
CPI Linked Bond, TIPS
1.40%, due 03/10/2018	JPY	694,768	6,530
Netherlands (3.2%)
Netherlands Government Bond
4.00%, due 01/15/2037	EUR	8,550	11,829
4.25%, due 07/15/2013	EUR	9,500	14,753
Spain (3.5%)
Spain Government Bond
5.40%, due 07/30/2011	EUR	18,500	29,582
Sweden (1.2%)
Sweden Government Bond
5.50%, due 10/08/2012	SEK	56,720	9,760
United Kingdom (12.8%)
U.K. Gilt
4.25%, due 06/07/2032	GBP	1,500	2,781
4.50%, due 12/07/2042	GBP	8,100	16,096
5.00%, due 03/07/2012	GBP	41,000	81,828
8.00%, due 06/07/2021	GBP	2,260	5,763
Total Foreign Government Obligations (cost $546,665)			578,450

MORTGAGE-BACKED SECURITY (0.9%)
Spain (0.9%)
UCI
Series 15, Class A, Reg S
5.10%, due 12/18/2048 *	EUR	4,883	7,109
Total Mortgage-Backed Security (cost $6,503)			7,109

ASSET-BACKED SECURITY (0.2%)
Spain (0.2%)
Fondo de Titulizacion de Activos
Santander Auto Series 1, Class A
4.91%, due 11/25/2021 *	EUR	1,054	1,625
Total Asset-Backed Security (cost $1,341)			1,625

CORPORATE DEBT SECURITIES (27.1%)
France (4.6%)
Compagnie de Financement Foncier
1.25%, due 12/01/2011	JPY	2,230,000	20,630
Dexia Municipal Agency
3.50%, due 09/21/2009	EUR	11,530	17,713
Germany (8.1%)
Bayerische Landesbank
1.40%, due 04/22/2013	JPY	1,508,000	14,033
Eurohypo AG
3.75%, due 04/11/2011	EUR	14,800	22,431
Kreditanstalt Fuer Wiederaufbau
2.50%, due 11/17/2008	EUR	2,500	3,875
2.60%, due 06/20/2037	JPY	355,000	3,357
5.50%, due 09/15/2009 – 12/07/2015	GBP	11,450	22,697

	Principal		Value
Germany (continued)
Landwirtschaftliche Rentenbank
1.38%, due 04/25/2013	JPY	101,000	$932
Ireland (3.1%)
AIB Mortgage Bank
3.50%, due 04/30/2009	EUR	7,900	12,137
Depfa ACS Bank
1.65%, due 12/20/2016	JPY	800,000	7,221
Ulster Bank Finance PLC
5.05%, due 03/29/2011 *	EUR	4,000	6,178
Spain (3.5%)
Ayt Cedulas Cajas VII Fondo de
4.00%, due 06/23/2011	EUR	15,700	23,388
La Caja de Ahorros y Pensiones
de Barcelona
3.25%, due 10/05/2015	EUR	3,900	5,342
Supranational (4.4%)
European Investment Bank
1.40%, due 06/20/2017	JPY	2,646,000	24,184
5.63%, due 10/15/2010	EUR	7,900	12,582
United Kingdom (3.4%)
Bank of Scotland PLC
5.06%, due 06/14/2012 *	EUR	4,000	5,941
Barclays Bank PLC
5.13%, due 04/20/2016 *	EUR	4,000	5,842
Network Rail Infrastructure Finance PLC
4.38%, due 01/18/2011	GBP	5,870	11,390
4.75%, due 11/29/2035	GBP	2,530	4,963
Total Corporate Debt Securities (cost $199,466)			224,836

CERTIFICATE OF DEPOSIT (0.7%)
United States (0.7%)
ING Bank NV
2.20%, due 08/01/2008	6,200		6,200
Total Certificate of Deposit (cost $6,200)			6,200

REPURCHASE AGREEMENT (0.6%)
United States (0.6%)
State Street Bank & Trust Repurchase Agreement à q 1.05%, dated 07/31/2008 to be repurchased at $4,647 on 08/01/2008	4,647		4,647
Total Repurchase Agreement (cost $4,647)			4,647

Total Investment Securities (cost $764,822) #			$822,867

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts •	Date	Amount	(Depreciation)

10 Year Canadian Bond	(41)	09/30/2008	$(4,754)	$(21)
10 Year Japanese Bond	16	09/22/2008	20,230	280
Euro-BOBL	511	09/08/2008	85,551	677
Euro-BUND	(293)	09/10/2008	(51,421)	(73)
Long Gilt	297	09/30/2008	63,203	833
			$112,809	$1,696

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought(Sold)	(Depreciation)

Australian Dollar	665	08/11/2008	$632	$(7)
Canadian Dollar	10,829	08/11/2008	10,616	(58)
Danish Krone	(90,820)	08/11/2008	(19,097)	112
Euro	(24,174)	08/11/2008	(37,926)	222
Japanese Yen	9,086,325	08/11/2008	85,312	(1,212)
Japanese Yen	(1,196,540)	08/11/2008	(11,177)	102
New Zealand Dollar	581	08/11/2008	434	(10)
Norwegian Krone	162,912	08/11/2008	31,812	(96)
Norwegian Krone	(29,316)	08/11/2008	(5,653)	(54)
Swedish Krona	7,967	08/11/2008	1,312	4
Swiss Franc	17,674	08/11/2008	17,237	(371)
British Pound Sterling	(47,246)	08/11/2008	(93,024)	(518)
			$(19,522)	$(1,886)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

					Net Unrealized
				Settlement	Appreciation
Currency Bought		Currency Sold		Date	(Depreciation)

Australian Dollar	3,185	Swiss Franc	3,136	08/11/2008	$1
Canadian Dollar	1,440	Japanese Yen	149,289	08/11/2008	22
Euro	6,008	British Pound Sterling	4,781	08/11/2008	(95)
Euro	7,799	Swedish Krona	73,763	08/11/2008	(20)
Euro	5,598	Japanese Yen	944,930	08/11/2008	(14)
Euro	950	Norwegian Krone	7,665	08/11/2008	(11)
Japanese Yen	480,522	Norwegian Krone	23,036	08/11/2008	(37)
Japanese Yen	171,805	British Pound Sterling	816	08/11/2008	(25)
Japanese Yen	945,154	Euro	5,639	08/11/2008	(47)
Norwegian Krone	19,724	Japanese Yen	414,197	08/11/2008	6
Norwegian Krone	17,825	Swiss Franc	3,581	08/11/2008	53
Swedish Krona	17,960	Australian Dollar	3,130	08/11/2008	25
Swiss Franc	4,097	Euro	2,551	08/11/2008	(68)
Swiss Franc	5,718	Norwegian Krone	28,540	08/11/2008	(100)
British Pound Sterling	682	Japanese Yen	143,928	08/11/2008	19
British Pound Sterling	5,243	Norwegian Krone	52,880	08/11/2008	86
					$(205)

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Foreign Government Obligations	70.3%	$578,450
Commercial Banks	17.9%	146,997
Thrifts & Mortgage Finance	5.2%	43,061
Diversified Financial Services	4.2%	34,778
Mortgage-Backed Securities	0.9%	7,109
Asset-Backed Security	0.2%	1,625
Investment Securities, at value	98.7%	812,020
Short-Term Investments	1.3%	10,847
Total Investments	100.0%	$822,867

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note.
	All or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated is $3,257.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
•	Contract amounts are not in thousands.
£	Illiquid. These securities aggregated to $4,837 or 0.58% of the Fund’s net assets.
q	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 0.00%, a maturity date of 11/06/2008, and with a market value plus accrued interest of $4,978.
#

Aggregate cost for federal income tax purposes is $764,822. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $60,557 and $2,512, respectively. Net unrealized appreciation for tax purposes is $58,045.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities aggregated to $4,837 or 0.58% of the Fund’s net assets.

CPI	Consumer Price Index
TIPS	Treasury Inflation Protected Security
PLC	Public Limited Company
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona

Transamerica JPMorgan Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.3%)
Aerospace & Defense (2.2%)
Alliant Techsystems, Inc. ‡	30,700	$3,039
Precision Castparts Corp.	15,000	1,401
Auto Components (0.8%)
Wabco Holdings, Inc.	38,200	1,725
Beverages (1.3%)
Brown-Forman Corp. -Class B	36,500	2,627
Building Products (1.1%)
Owens Corning, Inc. ‡	84,400	2,195
Capital Markets (2.3%)
Affiliated Managers Group, Inc. ‡	23,650	2,043
Northern Trust Corp.	14,000	1,095
T. Rowe Price Group, Inc.	25,600	1,532
Chemicals (3.6%)
Albemarle Corp.	82,172	3,199
PPG Industries, Inc.	45,300	2,747
Sigma-Aldrich Corp.	23,400	1,421
Commercial Banks (4.7%)
Cullen/Frost Bankers, Inc.	47,200	2,489
M&T Bank Corp. ^	50,000	3,519
Synovus Financial Corp.	253,000	2,406
Wilmington Trust Corp.	58,100	1,370
Commercial Services & Supplies (1.5%)
Republic Services, Inc. -Class A	94,600	3,075
Computers & Peripherals (0.5%)
NCR Corp. ‡	42,281	1,136
Construction Materials (0.6%)
Vulcan Materials Co. ^	18,600	1,194
Containers & Packaging (1.4%)
Ball Corp.	65,900	2,938
Distributors (1.9%)
Genuine Parts Co.	97,000	3,891
Diversified Telecommunication Services (1.4%)
CenturyTel, Inc.	46,100	1,714
Windstream Corp.	102,754	1,225
Electric Utilities (3.5%)
American Electric Power Co., Inc.	90,600	3,579
FirstEnergy Corp.	23,280	1,712
Westar Energy, Inc.	90,800	2,005
Electrical Equipment (0.2%)
Ametek, Inc.	9,650	462
Electronic Equipment & Instruments (2.7%)
Amphenol Corp. -Class A	19,300	920
Arrow Electronics, Inc. ‡	93,700	3,019
Tyco Electronics, Ltd.	47,500	1,574
Energy Equipment & Services (1.2%)
Helix Energy Solutions Group, Inc. ‡	77,500	2,475
Food & Staples Retailing (2.2%)
Safeway, Inc.	114,900	3,070
Supervalu, Inc.	54,700	1,402
Food Products (0.6%)
Dean Foods Co. ‡	40,000	852
Jm Smucker Co.	8,400	409
Gas Utilities (4.2%)
Energen Corp.	38,700	2,330
Equitable Resources, Inc.	15,700	820
Oneok, Inc.	46,400	2,110
Questar Corp.	41,200	2,179
UGI Corp.	45,000	1,218
Health Care Equipment & Supplies (0.8%)
Becton Dickinson & Co.	20,485	1,739
Health Care Providers & Services (4.0%)
Community Health Systems, Inc. ‡	57,700	1,903
Coventry Health Care, Inc. ‡	90,450	3,199
Lincare Holdings, Inc. ‡	59,883	1,929
VCA Antech, Inc. ‡	41,200	1,201
Hotels, Restaurants & Leisure (1.9%)
Burger King Holdings, Inc.	71,100	1,907
Marriott International, Inc. -Class A	75,400	1,954
Household Durables (2.1%)
Fortune Brands, Inc.	58,700	3,364
Jarden Corp. ‡	41,900	1,007
Household Products (0.8%)
Clorox Co.	29,500	1,608
Industrial Conglomerates (1.0%)
Carlisle Cos., Inc.	66,900	2,046
Insurance (10.7%)
Assurant, Inc.	53,200	3,198
Cincinnati Financial Corp.	106,555	2,966
Everest RE Group, Ltd.	46,900	3,836
Old Republic International Corp.	275,350	2,891
OneBeacon Insurance Group, Ltd. -Class A	124,900	2,261
Principal Financial Group, Inc.	57,300	2,436
W.R. Berkley Corp.	153,800	3,633
XL Capital, Ltd. -Class A	49,000	877
IT Services (1.7%)
Total System Services, Inc.	91,187	1,785
Western Union Co.	60,200	1,664
Machinery (1.4%)
Dover Corp.	43,800	2,174
Oshkosh Corp.	45,000	812
Media (3.7%)
Cablevision Systems Corp. -Class A ‡	87,800	2,132
Clear Channel Outdoor Holdings, Inc. -Class A ‡	73,273	1,170
Lamar Advertising Co. -Class A ‡	26,200	995
Omnicom Group, Inc.	37,300	1,592
Washington Post Co. -Class B	2,950	1,824
Metals & Mining (0.5%)
Century Aluminum Co. ‡	15,700	933
Multi-Utilities (4.0%)
CMS Energy Corp.	196,700	2,656
PG&E Corp.	82,100	3,163
Xcel Energy, Inc.	117,500	2,357
Oil, Gas & Consumable Fuels (5.7%)
CVR Energy, Inc. ‡	74,400	1,179

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	20,900	$1,983
Kinder Morgan Management LLC ‡	35,117	1,928
Teekay Corp.	71,000	3,101
Williams Cos., Inc.	113,700	3,644
Pharmaceuticals (0.8%)
Warner Chilcott, Ltd. -Class A ‡	99,400	1,681
Real Estate Investment Trusts (5.2%)
Kimco Realty Corp.	35,200	1,242
Plum Creek Timber Co., Inc.	23,400	1,140
Public Storage, Inc.	40,200	3,292
Rayonier, Inc.	32,345	1,511
Regency Centers Corp.	16,800	1,000
Vornado Realty Trust	26,900	2,557
Real Estate Management & Development (1.1%)
Brookfield Properties Corp.	124,050	2,342
Software (0.9%)
Jack Henry & Associates, Inc.	81,600	1,762
Specialty Retail (6.0%)
AutoNation, Inc. ‡ ^	56,161	580
AutoZone, Inc. ‡	30,000	3,909
Sherwin-Williams Co.	30,500	1,624
Staples, Inc.	111,300	2,504
Tiffany & Co.	52,800	1,995
TJX Cos., Inc.	50,800	1,712
Textiles, Apparel & Luxury Goods (1.9%)
Columbia Sportswear Co.	15,800	589
V.F. Corp.	46,700	3,343
Thrifts & Mortgage Finance (1.5%)
People’s United Financial, Inc.	176,500	2,997
Tobacco (0.9%)
Lorillard, Inc. ‡	27,800	1,866
Water Utilities (0.5%)
American Water Works Co., Inc. ‡	52,300	1,007
Wireless Telecommunication Services (1.3%)
Telephone & Data Systems, Inc. -Class L	66,100	2,614
Total Common Stocks (cost $203,581)		198,431

	Principal
REPURCHASE AGREEMENT (3.4%)
State Street Bank & Trust Repurchase Agreement 1.05%, dated 07/31/2008, to be repurchased at $7,109 on 08/01/2008 ¡ à	$7,109	7,109
Total Repurchase Agreement (cost $7,109)		7,109

	Shares
SECURITIES LENDING COLLATERAL (2.6%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% £ à	5,403	5,403
Total Securities Lending Collateral (cost $5,403)		5,403

Total Investment Securities (cost $216,093) #		$210,943

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $5,260.
¡	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 0.00%, a maturity date of 11/06/2008, and with a market value plus accrued interest of $7,466.
£	Interest rate shown reflects the yield at July 31, 2008.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $216,093. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $16,775 and $21,925, respectively. Net unrealized depreciation for tax purposes is $5,150.

DEFINITIONS:

LLC	Limited Liability Corporation

Transamerica Legg Mason Partners All Cap

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (93.9%)
Aerospace & Defense (5.6%)
Boeing Co.	23,400	$1,430
Honeywell International, Inc.	41,800	2,125
Raytheon Co.	45,550	2,593
Air Freight & Logistics (2.1%)
United Parcel Service, Inc. -Class B	35,900	2,265
Airlines (0.3%)
AirTran Holdings, Inc. ‡	99,500	291
Building Products (0.3%)
Simpson Manufacturing Co., Inc.	14,660	352
Capital Markets (4.8%)
Franklin Resources, Inc.	4,000	402
Greenhill & Co., Inc.	5,100	313
Merrill Lynch & Co., Inc.	50,600	1,349
State Street Corp. °	44,900	3,217
Chemicals (1.8%)
Ei DU Pont de Nemours & Co.	44,300	1,941
Commercial Banks (0.2%)
Comerica, Inc.	9,700	279
Communications Equipment (3.4%)
Cisco Systems, Inc. ‡	90,300	1,986
Foundry Networks, Inc. ‡	26,900	469
Motorola, Inc.	153,900	1,329
Computers & Peripherals (2.3%)
International Business Machines Corp.	20,200	2,585
Consumer Finance (1.2%)
American Express Co.	34,600	1,284
Diversified Financial Services (4.2%)
Bank of America Corp.	21,833	718
JPMorgan Chase & Co.	95,320	3,873
Energy Equipment & Services (4.4%)
Baker Hughes, Inc.	11,900	987
Halliburton Co.	30,800	1,381
Schlumberger, Ltd.	13,400	1,361
Transocean, Inc.	7,866	1,070
Food & Staples Retailing (3.0%)
Wal-Mart Stores, Inc.	57,200	3,353
Food Products (3.7%)
Kraft Foods, Inc. -Class A	50,496	1,607
Unilever PLC	41,575	1,140
Unilever PLC ADR	46,419	1,271
Industrial Conglomerates (2.1%)
General Electric Co.	81,100	2,294
Insurance (3.9%)
Allied World Assurance Co. Holdings, Ltd.	17,510	729
Chubb Corp.	73,460	3,529
Internet Software & Services (1.8%)
Bridgeline Software, Inc. ‡	10,100	23
eBay, Inc. ‡	79,900	2,011
Life Sciences Tools & Services (1.9%)
ENZO Biochem, Inc. ‡	144,037	2,047
Machinery (3.0%)
Caterpillar, Inc.	27,100	1,884
Dover Corp.	28,800	1,429
Media (4.6%)
Time Warner, Inc.	154,500	2,212
Walt Disney Co.	93,400	2,835
Metals & Mining (0.6%)
Barrick Gold Corp.	16,700	707
Oil, Gas & Consumable Fuels (4.9%)
Anadarko Petroleum Corp.	31,300	1,813
BP PLC	10,100	620
Chevron Corp.	11,200	947
ConocoPhillips	9,300	759
Exxon Mobil Corp.	14,400	1,158
Murphy Oil Corp.	1,400	112
Paper & Forest Products (1.3%)
Weyerhaeuser Co.	25,800	1,379
Pharmaceuticals (11.6%)
Abbott Laboratories	48,660	2,742
Johnson & Johnson	39,700	2,718
Merck & Co., Inc.	37,918	1,248
Novartis AG	56,600	3,359
Wyeth	65,800	2,666
Semiconductors & Semiconductor Equipment (11.5%)
Applied Materials, Inc.	158,100	2,738
Novellus Systems, Inc. ‡	70,900	1,444
Samsung Electronics Co., Ltd. -144A	13,300	3,704
Taiwan Semiconductor Manufacturing Co., Ltd.	179,237	1,703
Texas Instruments, Inc.	115,500	2,816
Verigy, Ltd. ‡	11,611	258
Software (2.7%)
Lawson Software, Inc. ‡	43,110	350
Microsoft Corp.	98,500	2,533
Wave Systems Corp. -Class A ‡ ^	85,965	68
Specialty Retail (4.3%)
Gap, Inc.	116,900	1,884
Home Depot, Inc.	95,800	2,283
Williams-Sonoma, Inc.	29,460	514
Wireless Telecommunication Services (2.4%)
Vodafone Group PLC	96,537	2,590
Total Common Stocks (cost $93,041)		103,077

	Principal
REPURCHASE AGREEMENT (6.6%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $7,250 on 08/01/2008  °	$7,250	7,250
Total Repurchase Agreement (cost $7,250)		7,250

	Shares
SECURITIES LENDING COLLATERAL (0.1%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% £ °	94	94
Total Securities Lending Collateral (cost $94)		94

Total Investment Securities (cost $100,385) #		$110,421

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $26.
	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 0.00%, a maturity date of 11/13/2008, and with a market value plus accrued interest of $7,463.
£	Interest rate shown reflects the yield at July 31, 2008.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $100,385. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $17,023 and $6,987, respectively. Net unrealized appreciation for tax purposes is $10,036.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities aggregated to $3,704 or 3.38% of the Fund’s net assets.

PLC	Public Limited Company
ADR	American Depositary Receipt

Transamerica Legg Mason Partners Investors Value

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (92.5%)
Aerospace & Defense (4.2%)
Boeing Co.	10,100	$617
Raytheon Co.	19,200	1,093
United Technologies Corp.	14,800	947
Capital Markets (2.3%)
Bank of New York Mellon Corp.	22,047	783
Merrill Lynch & Co., Inc.	25,260	673
Chemicals (3.3%)
Air Products & Chemicals, Inc.	9,800	933
Ei DU Pont de Nemours & Co.	25,600	1,122
Commercial Banks (1.6%)
Wells Fargo & Co.	33,300	1,008
Commercial Services & Supplies (1.1%)
Avery Dennison Corp.	15,500	682
Communications Equipment (1.4%)
Comverse Technology, Inc. ‡	42,700	640
Echostar Corp. ‡	6,760	216
Computers & Peripherals (1.8%)
International Business Machines Corp.	8,700	1,113
Consumer Finance (4.3%)
American Express Co.	41,870	1,554
Capital One Financial Corp.	28,000	1,172
Diversified Financial Services (3.6%)
Citigroup, Inc.	32,800	613
JPMorgan Chase & Co.	39,800	1,617
Diversified Telecommunication Services (6.5%)
AT&T, Inc.	64,284	1,980
Embarq Corp.	28,504	1,305
Verizon Communications, Inc.	23,000	783
Electric Utilities (2.8%)
Sempra Energy	31,300	1,758
Energy Equipment & Services (2.9%)
Halliburton Co.	15,700	704
Transocean, Inc.	8,127	1,105
Food & Staples Retailing (2.5%)
Wal-Mart Stores, Inc.	27,200	1,594
Food Products (1.4%)
Kraft Foods, Inc. -Class A	27,466	874
Health Care Providers & Services (2.0%)
UnitedHealth Group, Inc.	17,800	500
WellPoint, Inc. ‡	14,400	755
Hotels, Restaurants & Leisure (2.5%)
McDonald’s Corp.	26,200	1,567
Household Products (2.1%)
Kimberly-Clark Corp.	22,500	1,301
Industrial Conglomerates (2.8%)
General Electric Co.	61,500	1,740
Insurance (9.7%)
Aflac, Inc.	12,070	671
American International Group, Inc.	25,300	659
Chubb Corp.	20,000	961
Loews Corp.	40,500	1,805
Marsh & McLennan Cos., Inc.	38,490	1,087
Insurance (continued)
Travelers Cos., Inc. ‡	21,100	931
Internet & Catalog Retail (1.2%)
Liberty Media Corp. - Interactive -Class A ‡	54,153	760
Media (10.2%)
Dish Network Corp. -Class A ‡	33,800	994
Liberty Media Corp. - Entertainment -Series A ‡	45,520	1,121
News Corp. -Class B	81,660	1,193
Scripps Networks Interactive, Inc. -Class A ‡	22,200	900
SES SA	31,800	775
Time Warner, Inc.	100,200	1,435
Multiline Retail (1.2%)
Target Corp.	16,600	751
Oil, Gas & Consumable Fuels (8.3%)
Devon Energy Corp.	6,400	607
Royal Dutch Shell PLC -Class A	13,800	977
Suncor Energy, Inc.	18,408	1,003
Total SA	34,200	2,617
Pharmaceuticals (3.9%)
Abbott Laboratories	19,400	1,093
Novartis AG	22,600	1,341
Semiconductors & Semiconductor Equipment (1.3%)
Texas Instruments, Inc.	33,500	817
Software (1.3%)
Microsoft Corp.	32,200	828
Specialty Retail (1.2%)
Home Depot, Inc.	32,000	763
Tobacco (4.0%)
Altria Group, Inc.	35,200	716
Philip Morris International, Inc.	35,200	1,818
Wireless Telecommunication Services (1.1%)
Sprint Nextel Corp.	85,713	698
Total Common Stocks (cost $55,581)		58,070

	Principal
REPURCHASE AGREEMENT (7.7%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $4,813 on 08/01/2008 q °	$4,813	4,813
Total Repurchase Agreement (cost $4,813)		4,813

Total Investment Securities (cost $60,394) #		$62,883

NOTES TO SCHEDULE OF INVESTMENTS:

q	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 0.00%, a maturity date of 11/13/2008, and with a market value plus accrued interest of $5,224.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $60,394. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,333 and $6,844, respectively. Net unrealized appreciation for tax purposes is $2,489.

DEFINITIONS:

PLC	Public Limited Company

Transamerica Loomis Sayles Bond

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATION (1.5%)
United States (1.5%)
U.S. Treasury Bond
4.50%, due 02/15/2036		$10,000	$9,807
Total U.S. Government Obligation (cost $9,417)			9,807

FOREIGN GOVERNMENT OBLIGATIONS (9.9%)
Australia (1.3%)
New South Wales Treasury Corp.
5.50%, due 03/01/2017	AUD	10,410	8,946
Austria (1.3%)
Oesterreichische Kontrollbank AG
1.80%, due 03/22/2010	JPY	952,000	8,943
Brazil (1.1%)
Republic of Brazil
10.25%, due 01/10/2028	BRL	12,500	7,218
Canada (3.6%)
Canadian Government Bond
3.75%, due 06/01/2012	CAD	6,690	6,657
5.25%, due 06/01/2012	CAD	10,770	11,279
5.75%, due 06/01/2033	CAD	5,300	6,464
Colombia (0.3%)
Republic of Colombia
9.85%, due 06/28/2027	COP	665,000	314
12.00%, due 10/22/2015	COP	3,500,000	1,955
Mexico (2.2%)
Mexican Bonos
8.00%, due 12/17/2015 – 12/07/2023	MXN	160,530	14,763
South Africa (0.1%)
Republic of South Africa
13.00%, due 08/31/2010	ZAR	5,050	722
Total Foreign Government Obligations (cost $64,676)			67,261

ASSET-BACKED SECURITIES (0.6%)
United States (0.6%)
American Express
Series 2006-2, Class C-144A
5.65%, due 01/15/2014		$1,800	1,688
Arg Funding Corp.
Series 2005-2A, Class A5-144A
2.62%, due 05/20/2011 *	2,900		2,663
Total Asset-Backed Securities (cost $4,415)			4,351

CORPORATE DEBT SECURITIES (76.3%)
Australia (0.5%)
FBG Finance, Ltd. -144A
5.88%, due 06/15/2035	4,450		3,489
Belgium (0.1%)
Delhaize Group
6.50%, due 06/15/2017	400		399
Bermuda (0.5%)
White Mountains RE Group, Ltd. -144A
6.38%, due 03/20/2017	3,955		3,541
Canada (2.3%)
Barrick Gold Finance Co.
5.80%, due 11/15/2034	2,400		2,022
Bell Canada
5.00%, due 02/15/2017 q	CAD	130	105
6.10%, due 03/16/2035 -144A q	CAD	475	358
6.55%, due 05/01/2029 -144A	CAD	375	286
7.30%, due 02/23/2032 q	CAD	45	37
Bombardier, Inc. -144A
6.30%, due 05/01/2014		$1,510	1,434
7.45%, due 05/01/2034	1,815		1,702
CIT Group Funding Co. of Canada
5.20%, due 06/01/2015	370		261
EnCana Corp.
5.90%, due 12/01/2017	1,320		1,303
6.63%, due 08/15/2037	1,360		1,327
Nortel Networks, Ltd.
6.88%, due 09/01/2023	425		301
Talisman Energy, Inc.
5.85%, due 02/01/2037	710		590
6.25%, due 02/01/2038	4,935		4,356
TELUS Corp.
4.95%, due 03/15/2017	CAD	1,665	1,527
Cayman Islands (1.0%)
Embraer Overseas, Ltd.
6.38%, due 01/24/2017		$1,300	1,240
Vale Overseas, Ltd.
6.88%, due 11/21/2036	5,450		5,207
Germany (0.2%)
Kreditanstalt Fuer Wiederaufbau
8.50%, due 07/16/2010	ZAR	8,505	1,095
Iceland (0.4%)
Kaupthing Bank HF -144A
5.75%, due 10/04/2011		$3,800	2,797
India (0.3%)
Canara Bank
6.37%, due 11/28/2021	1,400		1,208
ICICI Bank, Ltd. -144A
6.38%, due 04/30/2022 ¡	1,300		1,105
Ireland (0.3%)
Elan Finance PLC/Elan Finance Corp.
7.75%, due 11/15/2011	1,300		1,245
8.88%, due 12/01/2013	840		819
Korea, Republic of (0.4%)
SK Telecom Co., Ltd. -144A
6.63%, due 07/20/2027	2,825		2,771

		Principal	Value
Luxembourg (0.3%)
Telecom Italia Capital SA
6.00%, due 09/30/2034		$1,450	$1,194
6.38%, due 11/15/2033		548	467
Mexico (0.2%)
America Movil SAB de CV
8.46%, due 12/18/2036	MXN	14,000	1,173
Spain (0.1%)
Telefonica Emisiones Sau
7.05%, due 06/20/2036		$450	455
Supranational (1.4%)
European Investment Bank q
Zero coupon, due 04/24/2013	IDR	118,809,000	7,919
International Bank For Reconstruction
9.50%, due 05/27/2010	ISK	129,100	1,593
United Arab Emirates (0.7%)
DP World, Ltd. -144A
6.85%, due 07/02/2037		$6,010	5,039
United Kingdom (1.6%)
Barclays Bank PLC -144A
6.05%, due 12/04/2017		2,195	2,115
British Sky Broadcasting Group PLC -144A
6.10%, due 02/15/2018		1,500	1,460
BSKYB Finance UK PLC -144A
5.63%, due 10/15/2015		860	833
6.50%, due 10/15/2035		855	783
National Grid PLC
6.30%, due 08/01/2016		500	494
Vodafone Group PLC
6.15%, due 02/27/2037		5,660	5,097
United States (66.0%)
Abitibibowater, Inc.
6.50%, due 06/15/2013		910	528
ALLTEL Corp.
6.50%, due 11/01/2013		555	554
6.80%, due 05/01/2029		710	662
7.00%, due 07/01/2012		920	943
Ameren Energy Generating Co.
7.00%, due 04/15/2018		2,550	2,466
American General Finance Corp.
6.90%, due 12/15/2017		6,900	5,535
American Water Capital Corp.
6.59%, due 10/15/2037		3,550	3,244
Amgen, Inc.
6.38%, due 06/01/2037		4,035	3,863
Amkor Technology, Inc.
7.75%, due 05/15/2013		1,150	1,052
Anadarko Petroleum Corp.
6.45%, due 09/15/2036		1,810	1,742
Aramark Corp.
5.00%, due 06/01/2012		2,200	1,933
AT&T, Inc.
6.30%, due 01/15/2038		4,555	4,285
6.50%, due 03/15/2029 - 09/01/2037		850	813
Avnet, Inc.
6.00%, due 09/01/2015		1,210	1,161
Bank of America Corp.
5.75%, due 12/01/2017		2,730	2,562
8.13%, due 05/15/2018 Ž		1,490	1,386
Barclays Bank PLC -144A q
4.06%, due 09/16/2010	KRW	440,000	434
4.46%, due 09/23/2010	KRW	550,000	530
4.74%, due 03/23/2009 *	KRW	881,370	879
Baxter International, Inc.
6.25%, due 12/01/2037		$3,180	3,133
Blockbuster, Inc.
9.00%, due 09/01/2012 ^		735	585
Boston Scientific Corp.
5.45%, due 06/15/2014		55	51
6.40%, due 06/15/2016		625	600
7.00%, due 11/15/2035		1,205	1,079
Bruce Mansfield Unit
6.85%, due 06/01/2034		2,810	2,816
Cargill, Inc. -144A
6.00%, due 11/27/2017		4,960	4,880
Centex Corp.
5.25%, due 06/15/2015		455	350
Chesapeake Energy Corp.
6.88%, due 11/15/2020		1,115	1,045
Cigna Corp.
6.15%, due 11/15/2036		2,450	2,137
CIT Group, Inc.
4.75%, due 12/15/2010		650	530
5.00%, due 02/13/2014 – 02/01/2015		1,440	1,044
5.13%, due 09/30/2014		980	711
5.40%, due 02/13/2012 – 01/30/2016		565	412
5.65%, due 02/13/2017		280	200
5.80%, due 10/01/2036		2,065	1,421
5.85%, due 09/15/2016		180	128
7.63%, due 11/30/2012		4,930	4,187
Citigroup, Inc.
5.00%, due 09/15/2014		565	513
5.50%, due 02/15/2017		2,200	1,977

		Principal	Value
United States (continued)
Citizens Communications Co.
7.13%, due 03/15/2019		$1,665	$1,465
7.88%, due 01/15/2027		55	48
Comcast Corp.
5.65%, due 06/15/2035		7,420	6,170
6.50%, due 11/15/2035		1,400	1,306
6.95%, due 08/15/2037		1,565	1,507
Countrywide Financial Corp.
3.08%, due 12/19/2008 *		130	128
6.25%, due 05/15/2016		1,520	1,309
COX Communications, Inc. -144A
6.45%, due 12/01/2036		2,830	2,629
CSC Holdings, Inc.
7.63%, due 07/15/2018		1,480	1,362
CSX Corp.
6.00%, due 10/01/2036		3,790	3,013
6.25%, due 03/15/2018		3,460	3,216
CVS Caremark Corp.
4.88%, due 09/15/2014		400	384
6.94%, due 01/10/2030 -144A		1,313	1,272
Delta Air Lines, Inc.
6.82%, due 08/10/2022		2,923	2,343
8.02%, due 08/10/2022		2,705	2,002
Dillard’s, Inc.
7.13%, due 08/01/2018		990	713
Dr Horton, Inc.
5.63%, due 09/15/2014		540	424
Dynegy Holdings, Inc.
7.50%, due 06/01/2015		65	62
7.63%, due 10/15/2026		450	376
7.75%, due 06/01/2019		625	575
El Paso Corp.
7.42%, due 02/15/2037		1,235	1,188
El Paso Natural Gas Co.
5.95%, due 04/15/2017		1,590	1,524
Embarq Corp.
7.08%, due 06/01/2016		515	481
Energy Future Holdings Corp.
5.55%, due 11/15/2014		6,735	5,326
6.50%, due 11/15/2024		1,110	814
6.55%, due 11/15/2034		305	221
Energy Transfer Partners, LP
6.13%, due 02/15/2017		4,840	4,698
Enterprise Products Operating, LP
6.30%, due 09/15/2017		1,900	1,890
Equifax, Inc.
7.00%, due 07/01/2037		500	438
Erac USA Finance Co. -144A q
7.00%, due 10/15/2037		3,145	2,393
Ford Motor Co.
6.50%, due 08/01/2018		100	50
6.63%, due 02/15/2028 – 10/01/2028		4,788	2,179
7.45%, due 07/16/2031		3,010	1,565
7.50%, due 08/01/2026		115	56
Ford Motor Credit Co. LLC
5.70%, due 01/15/2010		4,395	3,786
Freescale Semiconductor, Inc.
10.13%, due 12/15/2016 ^		2,380	1,868
General Electric Capital Corp.
2.96%, due 05/18/2012	SGD	2,500	1,785
3.49%, due 03/08/2012	SGD	2,600	1,887
4.75%, due 09/15/2014		$12,175	12,032
General Motors Corp.
7.40%, due 09/01/2025		55	25
Georgia-Pacific LLC
7.25%, due 06/01/2028		190	163
7.38%, due 12/01/2025		1,000	850
7.70%, due 06/15/2015		235	219
7.75%, due 11/15/2029		875	761
8.00%, due 01/15/2024		2,500	2,300
8.88%, due 05/15/2031		2,125	1,944
GMAC LLC
4.75%, due 09/14/2009	EUR	370	476
5.38%, due 06/06/2011	EUR	1,095	1,085
5.75%, due 09/27/2010	EUR	1,365	1,469
6.00%, due 12/15/2011		$2,380	1,491
6.63%, due 05/15/2012		2,705	1,701
6.75%, due 12/01/2014		1,713	981
6.88%, due 09/15/2011 – 08/28/2012		480	310
8.00%, due 11/01/2031		970	544
Goldman Sachs Group, Inc.
5.63%, due 01/15/2017		370	339
6.75%, due 10/01/2037		1,000	884
Harley-Davidson Funding -144A
6.80%, due 06/15/2018		6,865	6,635
Harrahs Operating Co., Inc.
6.50%, due 06/01/2016		1,095	493
Hasbro, Inc.
6.60%, due 07/15/2028		4,730	4,266
HCA, Inc.
5.75%, due 03/15/2014		615	512
6.38%, due 01/15/2015		2,000	1,640
6.50%, due 02/15/2016		4,915	4,092
7.05%, due 12/01/2027		55	40
7.19%, due 11/15/2015		1,965	1,640
7.50%, due 12/15/2023 – 11/06/2033		2,680	2,051
7.58%, due 09/15/2025		755	588
7.69%, due 06/15/2025		1,220	959
7.75%, due 07/15/2036		125	95
Hexion Specialty Chemicals, Inc.
7.88%, due 02/15/2023		975	527
9.20%, due 03/15/2021		475	261
Highwoods Properties, Inc. REIT q
5.85%, due 03/15/2017		1,175	995

		Principal	Value
United States (continued)
Home Depot, Inc.
5.40%, due 03/01/2016		$75	$69
5.88%, due 12/16/2036		7,374	5,831
International Paper Co.
5.25%, due 04/01/2016		1,800	1,519
7.95%, due 06/15/2018		3,515	3,495
Intuit, Inc.
5.75%, due 03/15/2017		680	637
iStar Financial, Inc. REIT
5.13%, due 04/01/2011		65	50
5.15%, due 03/01/2012		1,830	1,327
5.38%, due 04/15/2010		570	456
5.65%, due 09/15/2011		635	473
5.80%, due 03/15/2011		150	117
5.95%, due 10/15/2013		1,100	778
JC Penney Corp., Inc.
5.75%, due 02/15/2018		395	347
6.38%, due 10/15/2036		5,435	4,345
7.40%, due 04/01/2037		355	306
7.63%, due 03/01/2097		430	343
Joy Global, Inc.
6.63%, due 11/15/2036		2,320	2,008
JPMorgan Chase & Co. -144A
Zero Coupon, due 09/10/2012	MYR	41,477,425	5,066
K Hovnanian Enterprises, Inc.
6.25%, due 01/15/2015 – 01/15/2016		$4,080	2,495
6.38%, due 12/15/2014		95	59
6.50%, due 01/15/2014		300	189
7.50%, due 05/15/2016		10	6
7.75%, due 05/15/2013 ^		40	24
Kar Holdings, Inc.
10.00%, due 05/01/2015		775	643
KB Home
5.75%, due 02/01/2014		455	378
5.88%, due 01/15/2015		2,265	1,857
6.25%, due 06/15/2015 ^		1,055	878
7.25%, due 06/15/2018		60	50
Kinder Morgan Energy Partners, LP
6.50%, due 02/01/2037		2,600	2,407
6.95%, due 01/15/2038		5,730	5,652
KLA-Tencor Corp.
6.90%, due 05/01/2018		3,200	3,127
Kraft Foods, Inc.
6.50%, due 11/01/2031		330	304
6.88%, due 02/01/2038		3,600	3,475
7.00%, due 08/11/2037		545	531
Lehman Brothers Holdings, Inc.
5.63%, due 01/24/2013		1,445	1,351
5.75%, due 01/03/2017		940	810
6.00%, due 05/03/2032		2,365	1,805
6.88%, due 07/17/2037		4,155	3,443
Lennar Corp.
5.13%, due 10/01/2010		50	44
5.50%, due 09/01/2014		900	644
5.60%, due 05/31/2015		590	410
Level 3 Financing, Inc.
8.75%, due 02/15/2017		4,045	3,504
9.25%, due 11/01/2014		445	405
Lowe’s Companies, Inc.
6.65%, due 09/15/2037		530	513
Lucent Technologies, Inc.
6.45%, due 03/15/2029		6,210	4,378
6.50%, due 01/15/2028		1,275	899
Mackinaw Power LLC -144A
6.30%, due 10/31/2023		1,732	1,744
Macys Retail Holdings, Inc.
6.38%, due 03/15/2037		3,000	2,266
6.79%, due 07/15/2027		1,065	863
6.90%, due 04/01/2029		1,860	1,544
Masco Corp.
5.85%, due 03/15/2017		2,270	1,942
McDonald’s Corp.
6.30%, due 10/15/2037 – 03/01/2038		4,675	4,611
Merrill Lynch & Co., Inc.
5.00%, due 01/15/2015		535	469
5.70%, due 05/02/2017		300	257
6.11%, due 01/29/2037		2,230	1,660
6.40%, due 08/28/2017		3,180	2,903
6.88%, due 04/25/2018		3,990	3,735
10.71%, due 03/08/2017	BRL	2,000	951
Miller Brewing Co. -144A
5.50%, due 08/15/2013		$265	265
Morgan Stanley
5.45%, due 01/09/2017		455	395
Mosaic Global Holdings, Inc.
7.30%, due 01/15/2028		420	403
7.38%, due 08/01/2018		400	409
Motorola, Inc.
5.22%, due 10/01/2097		690	365
6.50%, due 09/01/2025 – 11/15/2028		1,265	944
6.63%, due 11/15/2037		6,565	4,881
New Albertsons, Inc.
6.63%, due 06/01/2028		4,020	3,341
7.45%, due 08/01/2029		630	590
7.75%, due 06/15/2026		460	433
Newmont Mining Corp.
5.88%, due 04/01/2035		2,090	1,725
News America, Inc.
6.15%, due 03/01/2037		4,240	3,811
6.20%, due 12/15/2034		870	791
6.40%, due 12/15/2035		185	171

		Principal	Value
United States (continued)
Nextel Communications, Inc.
5.95%, due 03/15/2014		$1,225	$931
6.88%, due 10/31/2013		1,395	1,095
7.38%, due 08/01/2015		1,585	1,220
NGC Corp. Capital Trust
8.32%, due 06/01/2027		200	165
NiSource Finance Corp.
6.40%, due 03/15/2018		5,855	5,597
Nordstrom, Inc.
7.00%, due 01/15/2038		4,900	4,471
Northern Telecom Capital
7.88%, due 06/15/2026		300	224
Northwest Airlines, Inc.
7.03%, due 11/01/2019		6,708	5,232
Oneok Partners, LP
6.65%, due 10/01/2036		2,355	2,211
Owens & Minor, Inc.
6.35%, due 04/15/2016		835	801
Owens Corning, Inc.
6.50%, due 12/01/2016		790	713
7.00%, due 12/01/2036		2,870	2,275
Owens-Illinois, Inc.
7.80%, due 05/15/2018		900	907
Pioneer Natural Resources Co.
5.88%, due 07/15/2016		3,415	3,062
6.88%, due 05/01/2018		435	403
7.20%, due 01/15/2028		280	244
Pulte Homes, Inc.
6.00%, due 02/15/2035		110	85
6.38%, due 05/15/2033		1,780	1,380
Qwest Capital Funding, Inc.
6.50%, due 11/15/2018		965	743
6.88%, due 07/15/2028		2,505	1,866
7.63%, due 08/03/2021		1,000	810
7.75%, due 02/15/2031		530	413
Qwest Corp.
6.50%, due 06/01/2017		565	465
6.88%, due 09/15/2033		870	650
7.20%, due 11/10/2026		895	698
7.25%, due 09/15/2025 – 10/15/2035		965	764
7.50%, due 06/15/2023		2,580	2,116
Realty Income Corp. REIT
6.75%, due 08/15/2019		3,795	3,457
Reynolds American, Inc.
6.75%, due 06/15/2017		358	351
7.25%, due 06/15/2037		880	848
RH Donnelley Corp.
6.88%, due 01/15/2013		1,870	926
8.88%, due 01/15/2016 – 10/15/2017		970	466
Sara Lee Corp.
6.13%, due 11/01/2032		2,195	1,982
Schering-Plough Corp.
6.55%, due 09/15/2037		2,835	2,692
Simon Property Group, LP REIT
4.88%, due 08/15/2010		2,735	2,676
SLM Corp.
4.00%, due 01/15/2010		1,520	1,420
5.00%, due 10/01/2013 – 06/15/2018		3,013	2,456
5.05%, due 11/14/2014		435	370
5.13%, due 08/27/2012		640	549
5.38%, due 01/15/2013 – 05/15/2014		1,047	903
5.40%, due 10/25/2011		700	629
5.63%, due 08/01/2033		779	593
6.50%, due 06/15/2010	NZD	2,805	1,857
8.45%, due 06/15/2018		$10,235	9,660
Southern Natural Gas Co. -144A
5.90%, due 04/01/2017		380	366
Sprint Capital Corp.
6.88%, due 11/15/2028		10,035	7,953
6.90%, due 05/01/2019		940	801
Sprint Nextel Corp.
6.00%, due 12/01/2016		967	815
Starwood Hotels & Resorts Worldwide,
6.25%, due 02/15/2013		3,255	3,098
Steel Dynamics, Inc.
7.38%, due 11/01/2012		1,800	1,782
Target Corp.
6.50%, due 10/15/2037		6,053	5,816
Teva Pharmaceutical Finance LLC
6.15%, due 02/01/2036		870	790
Time Warner Cable, Inc.
6.55%, due 05/01/2037		2,900	2,670
Time Warner, Inc.
6.50%, due 11/15/2036		4,220	3,658
Toll Corp.
8.25%, due 12/01/2011		3,230	3,060
Toro Co.
6.63%, due 05/01/2037		2,500	2,530
Toys “R” US, Inc.
7.38%, due 10/15/2018		6,440	4,669
7.88%, due 04/15/2013		355	285
Tribune Co.
5.25%, due 08/15/2015		1,755	614
Unisys Corp.
8.00%, due 10/15/2012		615	524
United Airlines, Inc.
6.64%, due 07/02/2022		7,417	5,711
UnitedHealth Group, Inc.
6.63%, due 11/15/2037		4,940	4,356
6.88%, due 02/15/2038		1,595	1,449
USG Corp.
6.30%, due 11/15/2016		4,585	3,645
8.00%, due 01/15/2018		780	675
Verizon Communications, Inc.
6.25%, due 04/01/2037		2,590	2,388
Verizon Maryland, Inc.
5.13%, due 06/15/2033		200	151
Verizon New England, Inc.
4.75%, due 10/01/2013		6,125	5,835

		Principal	Value
United States (continued)
Viacom, Inc.
6.88%, due 04/30/2036	$4,345		$3,911
Wachovia Bank NA
6.60%, due 01/15/2038		5,470	4,299
Wachovia Corp.
5.50%, due 08/01/2035		632	432
Washington Mutual, Inc.
4.63%, due 04/01/2014		30	15
5.50%, due 08/24/2011		705	486
Western Union Co.
6.20%, due 11/17/2036		1,240	1,076
Westvaco Corp.
7.95%, due 02/15/2031		1,135	1,053
8.20%, due 01/15/2030		1,155	1,086
Weyerhaeuser Co.
6.88%, due 12/15/2033		115	104
Xerox Corp.
6.35%, due 05/15/2018		6,330	6,123
XTO Energy, Inc.
6.10%, due 04/01/2036		1,835	1,632
Yum! Brands, Inc.
6.88%, due 11/15/2037		5,695	5,145
Total Corporate Debt Securities (cost $566,946)			515,635

STRUCTURED NOTE DEBTS (1.1%)
United States (1.1%)
HSBC Bank USA NA -144A
Zero Coupon, due 04/18/2012	MYR	3,000	779
JPMorgan Chase & Co. -144A q
Zero Coupon, due 04/12/2012 – 10/22/2012	KRW	28,716,155	6,673
Total Structured Note Debts (cost $8,178)			7,452

		Shares
CONVERTIBLE PREFERRED STOCKS (0.9%)
United States (0.9%)
AES Trust III, 6.75% £		10,950	521
El Paso Energy Capital Trust I, 4.75% £		6,300	242
Lehman Brothers Holdings, Inc, 7.25%. £		1,621	1,054
Lucent Technologies Capital Trust I, 7.25% £		4,640	3,527
Newell Financial Trust I, 5.25% £		10,000	449
Total Convertible Preferred Stocks (cost $6,268)			5,793

PREFERRED STOCKS (2.3%)
United States (2.3%)
Comcast Corp., 7.00% £		108,601	2,533
Countrywide Capital IV, 6.25% £		87,475	1,400
Fannie Mae, 4.75% £		8,150	171
Fannie Mae, 5.13% £		2,900	69
Fannie Mae, 5.38% £		5,800	139
Fannie Mae, 5.81% £		2,400	59
Fannie Mae, 6.75% £		3,700	54
Fannie Mae, 8.25% ^ £		182,675	3,067
Fannie Mae, 8.25% £		132,200	2,312
Freddie Mac, 5.00% £		4,100	84
Freddie Mac, 5.57% £		59,550	729
Freddie Mac, 5.66% £		18,750	234
Freddie Mac, 5.70% £		6,500	166
Freddie Mac, 5.79% £		12,000	285
Freddie Mac, 5.81% £		4,200	102
Freddie Mac, 5.90% £		9,300	140
Freddie Mac, 6.42% £		3,750	103
Freddie Mac, 6.55% £		14,400	219
Freddie Mac, 8.38% ^ £		122,625	2,078
Lehman Brothers Holdings Capital Trust V, 6.00% £		2,100	30
Lehman Brothers Holdings, Inc., 5.67% £		3,900	92
Lehman Brothers Holdings, Inc., 5.94% £		4,125	101
Lehman Brothers Holdings, Inc., 6.50% £		18,075	245
Lehman Brothers Holdings, Inc., 7.95% £		8,405	133
SLM Corp., 6.00% £		78,825	1,307
Total Preferred Stocks (cost $18,721)			15,852

COMMON STOCKS (0.2%)
United States (0.2%)
Freddie Mac		72,000	588
Owens-Illinois, Inc. ‡		10,796	456
Total Common Stocks (cost $2,369)			1,044

		Principal
REPURCHASE AGREEMENT (3.3%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $22,582 on 08/01/2008 ▲ °		$22,581	22,581
Total Repurchase Agreement (cost $22,581)			22,581

CONVERTIBLE BONDS (2.4%)
Canada (0.3%)
Nortel Networks Corp.
1.75%, due 04/15/2012		450	325
2.13%, due 04/15/2014		2,870	1,855
United States (2.1%)
Hercules, Inc.
6.50%, due 06/30/2029		1,260	1,027
Human Genome Sciences, Inc.
2.25%, due 08/15/2012		1,170	897
Incyte Corp., Ltd.
3.50%, due 02/15/2011		650	640
iStar Financial, Inc. REIT
3.29%, due 10/01/2012 *		80	55
JDS Uniphase Corp.
1.00%, due 05/15/2026		570	432
Level 3 Communications, Inc.
6.00%, due 09/15/2009 – 03/15/2010		3,140	2,931
3.50%, due 06/15/2012		1,365	1,167
Liberty Media LLC
3.50%, due 01/15/2031		124	66

	Principal	Value
United States (continued)
Nektar Therapeutics
3.25%, due 09/28/2012	$1,960	$1,382
Valeant Pharmaceuticals International
4.00%, due 11/15/2013	1,300	1,134
Vertex Pharmaceuticals, Inc.
4.75%, due 02/15/2013	2,795	4,493
Total Convertible Bonds (cost $15,860)		16,404

	Shares
SECURITIES LENDING COLLATERAL (2.4%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% £ °	5,625	5,625
Total Securities Lending Collateral (cost $5,625)		5,625

Total Investment Securities (cost $725,056) #		$671,805

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought(Sold)	(Depreciation)

Euro	560	09/17/2008	$879	$(7)
Euro	(2,385)	09/17/2008	(3,725)	12
			$(2,846)	$5

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Foreign Government Obligations	10.0%	$67,261
Diversified Telecommunication Services	7.5%	50,113
Commercial Banks	5.7%	38,353
Consumer Finance	5.5%	37,121
Oil, Gas & Consumable Fuels	5.5%	37,060
Diversified Financial Services	5.5%	36,886
Media	5.3%	35,666
Multiline Retail	3.1%	21,012
Capital Markets	3.1%	20,655
Health Care Providers & Services	3.0%	20,361
Communications Equipment	2.7%	18,130
Electric Utilities	2.4%	16,168
Airlines	2.3%	15,287
Paper & Forest Products	2.1%	14,022
Hotels, Restaurants & Leisure	2.0%	13,347
Household Durables	1.9%	12,782
Specialty Retail	1.8%	11,951
Food Products	1.7%	11,171
Metals & Mining	1.6%	10,737
Real Estate Investment Trusts	1.5%	10,384
Wireless Telecommunication Services	1.5%	10,331
Biotechnology	1.5%	9,893
U.S. Government Obligations	1.5%	9,807
Building Products	1.4%	9,249
Road & Rail	1.3%	8,622
Pharmaceuticals	1.2%	7,951
U.S. Government Agency Obligations	1.1%	7,700
Thrifts & Mortgage Finance	0.9%	6,239
Office Electronics	0.9%	6,123
Machinery	0.8%	5,326
Food & Staples Retailing	0.8%	5,147
Transportation Infrastructure	0.7%	5,039
Health Care Equipment & Supplies	0.7%	4,863
Aerospace & Defense	0.7%	4,376
Asset-Backed Securities	0.6%	4,351
Leisure Equipment & Products	0.6%	4,266
Semiconductors & Semiconductor Equipment	0.6%	4,179
Automobiles	0.6%	3,876
Beverages	0.6%	3,755
Insurance	0.5%	3,541
IT Services	0.5%	3,534
Independent Power Producers & Energy Traders	0.5%	3,336
Water Utilities	0.5%	3,244
Electronic Equipment & Instruments	0.4%	3,029
Chemicals	0.3%	1,839
Life Sciences Tools & Services	0.2%	1,382
Containers & Packaging	0.2%	1,363
Tobacco	0.2%	1,200
Software	0.1%	637
Multi-Utilities	0.1%	495
Commercial Services & Supplies	0.1%	438
Investment Securities, at value	95.8%	643,598
Short-Term Investments	4.2%	28,207
Total Investments	100.0%	$671,805

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $5,390.
*	Floating or variable rate note.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of July 31, 2008.
▲	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 4.88%, a maturity date of 08/31/2008, and with a market value plus accrued interest of $23,622.
£	Interest rate shown reflects the yield at July 31, 2008.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
Ž	The security has a perpetual maturity. The date shown is the next call date.
q	Illiquid. These securities aggregated to $20,323 or 2.92% of the Fund’s net assets.
#

Aggregate cost for federal income tax purposes is $725,056. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,119 and $60,370, respectively. Net unrealized depreciation for tax purposes is $53,251.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities aggregated to $66,609 or 9.56% of the Fund’s net assets.

LLC	Limited Liability Corporation
PLC	Public Limited Company
REIT	Real Estate Investment Trust
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
SGD	Singapore Dollar
ZAR	South African Rand

Transamerica Marsico Growth

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (83.0%)
Aerospace & Defense (6.1%)
General Dynamics Corp.	135,469	$12,076
Lockheed Martin Corp.	126,575	13,206
Precision Castparts Corp.	18,178	1,698
Beverages (0.8%)
Heineken NV, ADR	140,546	3,373
Biotechnology (4.9%)
Amylin Pharmaceuticals, Inc. ‡	62,194	1,962
Genentech, Inc. ‡	116,021	11,051
Gilead Sciences, Inc. ‡	159,217	8,595
Capital Markets (3.6%)
Goldman Sachs Group, Inc.	85,747	15,781
Chemicals (7.1%)
Air Products & Chemicals, Inc.	41,119	3,915
Monsanto Co.	126,193	15,031
Potash Corp. of Saskatchewan	23,803	4,862
Praxair, Inc.	80,665	7,561
Commercial Banks (8.0%)
Industrial & Commercial Bank of China -Class H	17,215,000	12,872
US Bancorp	311,401	9,532
Wells Fargo & Co.	425,756	12,888
Communications Equipment (1.8%)
Qualcomm, Inc.	145,222	8,037
Computers & Peripherals (3.9%)
Apple, Inc. ‡	108,845	17,301
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	256,329	7,897
Electrical Equipment (0.4%)
Vestas Wind Systems ‡	15,350	2,002
Energy Equipment & Services (6.6%)
Cameron International Corp. ‡	46,080	2,201
FMC Technologies, Inc. ‡	16,516	1,020
Halliburton Co.	40,845	1,831
Schlumberger, Ltd.	124,950	12,695
Transocean, Inc.	80,484	10,948
Weatherford International, Ltd. ‡	16,900	638
Food & Staples Retailing (3.3%)
Costco Wholesale Corp.	96,331	6,038
CVS Caremark Corp.	230,801	8,424
Hotels, Restaurants & Leisure (9.0%)
Las Vegas Sands Corp. ‡ ^	126,387	5,753
McDonald’s Corp.	365,247	21,838
Wynn Resorts, Ltd. ^	56,754	5,532
Yum! Brands, Inc.	182,068	6,522
Industrial Conglomerates (0.8%)
McDermott International, Inc. ‡	71,393	3,403
Internet Software & Services (3.0%)
Google, Inc. -Class A ‡	27,704	13,125
IT Services (5.9%)
Mastercard, Inc. -Class A	68,237	16,660
Visa, Inc. -Class A ‡	127,636	9,325
Oil, Gas & Consumable Fuels (2.4%)
Petroleo Brasileiro SA	191,504	10,707
Real Estate Management & Development (0.9%)
St Joe Co.	114,242	4,002
Road & Rail (6.7%)
CSX Corp.	79,900	5,400
Norfolk Southern Corp.	100,296	7,213
Union Pacific Corp.	209,232	17,249
Specialty Retail (1.0%)
Lowe’s Companies, Inc.	222,963	4,531
Textiles, Apparel & Luxury Goods (1.0%)
Nike, Inc. -Class B	75,092	4,406
Wireless Telecommunication Services (4.0%)
America Movil SAB de CV Series L	165,749	8,369
China Mobile, Ltd.	709,100	9,473
Total Common Stocks (cost $320,048)		366,943

	Principal
REPURCHASE AGREEMENT (13.6%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $60,002 on 08/01/2008  °	$60,000	60,000
Total Repurchase Agreement (cost $60,000)		60,000

	Shares
SECURITIES LENDING COLLATERAL (2.4%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% £ °	10,574	10,574
Total Securities Lending Collateral (cost $10,574)		10,574

Total Investment Securities (cost $390,622) #		$437,517

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $10,336.


Repurchase agreement is collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, with interest rates ranging from 0.00% to 4.88%, maturity dates ranging from 08/31/2008 to 01/23/2009, and with market values plus accrued interests of $61,203.

°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
£	Interest rate shown reflects the yield at July 31, 2008.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $390,622. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $59,403 and $12,508, respectively. Net unrealized appreciation for tax purposes is $46,895.

DEFINITIONS:

ADR	American Depositary Receipt

Transamerica Marsico International Growth

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK (0.6%)
Brazil (0.6%)
All America Latina Logistica SA, 0.42% £	266,624	$3,554
Total Preferred Stock (cost $3,430)		3,554

COMMON STOCKS (90.2%)
Australia (2.0%)
CSL, Ltd.	353,135	11,418
Bermuda (1.5%)
Esprit Holdings, Ltd.	522,500	5,560
Shangri-La Asia, Ltd.	1,522,000	3,249
Brazil (5.2%)
Bovespa Holding SA	396,100	5,005
Gafisa SA	358,927	6,146
Petroleo Brasileiro SA, ADR	234,241	13,096
Unibanco - Uniao de Bancos Brasileiros SA, ADR ‡	45,895	6,041
Canada (8.4%)
Potash Corp. of Saskatchewan	76,832	15,694
Research In Motion, Ltd. ‡	160,564	19,720
Rogers Communications, Inc.	382,717	12,929
Denmark (4.1%)
Vestas Wind Systems ‡	181,136	23,623
France (11.5%)
Accor SA	128,583	8,575
Alstom SA	125,868	14,089
AXA SA	344,064	10,113
Compagnie Generale de Geophysique ‡	139,198	5,441
JC Decaux SA ^	206,836	5,237
PPR SA	50,719	5,502
Veolia Environnement	329,390	17,480
Germany (8.2%)
Commerzbank AG	177,908	5,721
Continental AG	155,278	17,453
Deutsche Bank AG	42,799	3,954
Gea Group AG	179,113	5,893
Linde AG	102,983	14,240
Hong Kong (2.4%)
China Mobile, Ltd.	636,500	8,504
CNOOC, Ltd.	3,594,000	5,302
India (0.9%)
ICICI Bank, Ltd., ADR	183,240	5,426
Israel (2.6%)
Teva Pharmaceutical Industries, Ltd., ADR	329,925	14,794
Japan (9.4%)
Daikin Industries, Ltd.	134,929	5,762
Daiwa Securities Group, Inc.	629,000	5,452
Fujitsu, Ltd.	463,000	3,349
Hitachi Construction Machinery Co., Ltd.	114,116	3,016
Marubeni Corp.	1,440,000	10,490
Mizuho Financial Group, Inc.	1,078	5,162
Nintendo Co., Ltd.	43,600	21,154
Mexico (2.9%)
America Movil SAB de CV Series L, ADR	227,385	11,481
Cemex SAB de CV, ADR ‡	260,060	5,529
Netherlands (2.1%)
Heineken NV	261,981	12,173
Singapore (0.5%)
Capitaland, Ltd.	672,000	2,773
South Africa (1.6%)
MTN Group, Ltd.	549,134	9,399
Spain (0.9%)
Gamesa Corp. Tecnologica SA	102,980	4,896
Switzerland (13.6%)
ABB, Ltd. ‡	474,923	12,451
Actelion, Ltd. ‡	117,884	6,417
Credit Suisse Group AG	324,498	16,205
Julius Baer Holding AG	173,431	10,996
Lonza Group AG	122,205	17,713
Nestle SA	332,201	14,572
Taiwan (0.8%)
HON HAI Precision Industry Co., Ltd.	922,000	4,456
United Kingdom (10.2%)
BG Group PLC	570,128	12,885
BHP Billiton, Ltd.	187,944	6,220
British Sky Broadcasting Group PLC	643,677	5,769
Johnson Matthey PLC	89,767	2,956
Man Group PLC	457,926	5,532
Reckitt Benckiser Group PLC	159,377	8,689
Rio Tinto PLC	54,720	5,726
Tesco PLC	1,546,942	10,988
United States (1.4%)
Las Vegas Sands Corp. ‡ ^	182,732	8,318
Total Common Stocks (cost $501,882)		520,734

	Principal
REPURCHASE AGREEMENT (8.3%)
United States (8.3%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $47,797 on 08/01/2008  °	$47,796	47,796
Total Repurchase Agreement (cost $47,796)		47,796

	Shares
SECURITIES LENDING COLLATERAL (1.4%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% £ °	8,089	8,089
Total Securities Lending Collateral (cost $8,089)		8,089

Total Investment Securities (cost $561,197) #		$580,173

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Electrical Equipment	9.5%	$55,059
Capital Markets	7.3%	42,139
Chemicals	5.7%	32,890
Oil, Gas & Consumable Fuels	5.4%	31,284
Wireless Telecommunication Services	5.1%	29,384
Commercial Banks	3.8%	22,349
Software	3.6%	21,154
Hotels, Restaurants & Leisure	3.5%	20,143
Communications Equipment	3.4%	19,720
Biotechnology	3.1%	17,835
Life Sciences Tools & Services	3.1%	17,713
Multi-Utilities	3.0%	17,480
Auto Components	3.0%	17,453
Pharmaceuticals	2.5%	14,794
Food Products	2.5%	14,572
Diversified Telecommunication Services	2.2%	12,928
Beverages	2.1%	12,173
Metals & Mining	2.1%	11,946
Media	1.9%	11,006
Food & Staples Retailing	1.9%	10,988
Trading Companies & Distributors	1.8%	10,490
Insurance	1.7%	10,113
Machinery	1.5%	8,909
Household Products	1.5%	8,689
Household Durables	1.1%	6,146
Building Products	1.0%	5,762
Specialty Retail	1.0%	5,560
Construction Materials	0.9%	5,529
Multiline Retail	0.9%	5,502
Energy Equipment & Services	0.9%	5,441
Diversified Financial Services	0.9%	5,005
Electronic Equipment & Instruments	0.8%	4,456
Road & Rail	0.6%	3,554
Computers & Peripherals	0.6%	3,349
Real Estate Management & Development	0.5%	2,773
Investment Securities, at value	90.4%	524,288
Short-Term Investments	9.6%	55,885
Total Investments	100.0%	$580,173

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $8,126.
	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 4.88%, a maturity date of 08/31/2008, and with a market value plus accrued interest of $51,130.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
£	Interest rate shown reflects the yield at July 31, 2008.
#

Aggregate cost for federal income tax purposes is $561,197. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $55,748 and $36,772, respectively. Net unrealized appreciation for tax purposes is $18,976.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

Transamerica MFS International Equity

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.4%)
Australia (0.3%)
QBE Insurance Group, Ltd.	4,511	$95
Austria (1.9%)
Erste Group Bank AG	8,372	534
Bermuda (0.7%)
Li & Fung, Ltd.	56,000	189
Brazil (0.8%)
Unibanco - Uniao de Bancos Brasileiros SA ‡	1,720	226
Canada (1.1%)
Canadian National Railway Co.	5,873	310
Czech Republic (0.8%)
Komercni Banka AS	928	236
France (19.3%)
Air Liquide	3,693	483
AXA SA	22,259	654
Gdf Suez	5,894	369
Legrand SA	12,752	326
LVMH Moet Hennessy Louis Vuitton SA	10,493	1,154
Pernod-Ricard SA	3,938	343
Schneider Electric SA	7,138	790
Suez SA	4,480	268
Total SA	9,458	724
Vivendi	5,301	222
Germany (10.7%)
Bayer AG	7,987	687
Bayerische Motoren Werke AG	5,953	267
Deutsche Boerse AG	2,560	292
E.ON AG	2,218	423
Linde AG	5,608	775
Merck KGAA	4,080	493
India (1.2%)
Infosys Technologies, Ltd.	5,200	205
Satyam Computer Services, Ltd.	5,340	114
Italy (0.9%)
Intesa Sanpaolo SpA	43,184	242
Japan (14.8%)
AEON Credit Service Co., Ltd.	12,000	153
Bridgestone Corp.	12,200	199
Canon, Inc.	19,100	873
Fanuc, Ltd.	3,200	254
Hirose Electric Co., Ltd.	1,500	142
Hoya Corp.	16,800	346
INPEX Holdings, Inc.	45	455
KAO Corp.	21,000	545
Nomura Holdings, Inc.	9,000	130
Omron Corp.	9,500	167
Ricoh Co., Ltd.	18,000	292
Shin-Etsu Chemical Co., Ltd.	7,300	447
Tokyo Electron, Ltd.	1,400	78
Korea, Republic of (1.4%)
Samsung Electronics Co., Ltd.	682	377
Mexico (1.4%)
America Movil SAB de CV Series L	4,020	203
Grupo Modelo SAB de CV Series C, Class C	32,700	171
Netherlands (8.5%)
AKZO Nobel NV	2,100	120
ASML Holding NV ‡	3,570	82
Heineken NV	14,970	696
Royal Dutch Shell PLC	14,256	506
TNT NV	15,440	539
Wolters Kluwer NV	17,490	407
Singapore (1.6%)
Singapore Telecommunications, Ltd.	167,150	435
South Africa (0.6%)
MTN Group, Ltd.	9,230	158
Switzerland (14.5%)
Actelion, Ltd. ‡	3,604	196
Compagnie Financiere Richemont SA -Class A	2,830	169
Givaudan SA	550	448
Julius Baer Holding AG	7,164	454
Nestle SA	28,865	1,266
Roche Holding AG	6,221	1,150
Swiss Reinsurance	4,975	309
Taiwan (0.7%)
Taiwan Semiconductor Manufacturing Co., Ltd.	20,613	196
United Kingdom (14.3%)
BHP Billiton, Ltd.	7,278	241
Burberry Group PLC	25,110	223
Diageo PLC	34,616	603
GlaxoSmithKline PLC	9,425	220
HSBC Holdings PLC	13,010	215
Ladbrokes PLC	38,768	192
Reckitt Benckiser Group PLC	16,961	925
Smiths Group PLC	18,384	380
Tesco PLC	26,499	188
William Hill PLC	48,817	302
WPP Group PLC	47,167	448
United States (1.9%)
Synthes, Inc. ‡	3,714	514
Total Common Stocks (cost $26,654)		26,835

	Principal
REPURCHASE AGREEMENT (11.1%)
United States (11.1%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $3,072 on 08/01/2008 ¡ à	$3,072	3,072
Total Repurchase Agreement (cost $3,072)		3,072

Total Investment Securities (cost $29,726) #		$29,907

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Pharmaceuticals	8.5%	$2,549
Chemicals	7.6%	2,273
Beverages	6.1%	1,812
Oil, Gas & Consumable Fuels	5.6%	1,686
Textiles, Apparel & Luxury Goods	5.2%	1,546
Household Products	4.9%	1,470
Commercial Banks	4.9%	1,454
Food Products	4.2%	1,266
Office Electronics	3.9%	1,165
Electrical Equipment	3.7%	1,116
Media	3.6%	1,076
Insurance	3.5%	1,059
Semiconductors & Semiconductor Equipment	2.4%	733
Electronic Equipment & Instruments	2.2%	655
Multi-Utilities	2.1%	637
Capital Markets	2.0%	584
Air Freight & Logistics	1.8%	539
Health Care Equipment & Supplies	1.7%	514
Hotels, Restaurants & Leisure	1.7%	495
Diversified Telecommunication Services	1.5%	435
Electric Utilities	1.4%	423
Industrial Conglomerates	1.3%	380
Wireless Telecommunication Services	1.2%	361
IT Services	1.1%	319
Road & Rail	1.0%	310
Diversified Financial Services	1.0%	291
Automobiles	0.9%	267
Machinery	0.8%	254
Metals & Mining	0.8%	241
Auto Components	0.7%	199
Biotechnology	0.7%	196
Trading Companies & Distributors	0.6%	189
Food & Staples Retailing	0.6%	188
Consumer Finance	0.5%	153
Investment Securities, at value	89.7%	26,835
Short-Term Investments	10.3%	3,072
Total Investments	100.0%	$29,907

NOTES TO SCHEDULE OF INVESTMENTS:

¡	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 0.00%, a maturity date of 11/13/2008, and with a market value plus accrued interest of $3,383.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $29,726. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,104 and $1,923, respectively. Net unrealized appreciation for tax purposes is $181.

DEFINITIONS:

PLC	Public Limited Company

Transamerica Money Market

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER (98.2%)
Commercial Banks (27.7%)
Bank of America Corp.
2.53%, due 08/19/2008	$2,200	$2,197
2.55%, due 08/05/2008	700	700
Barclays PLC
2.70%, due 10/23/2008	5,400	5,366
Canadian Imperial Holdings
2.57%, due 08/25/2008	1,200	1,198
2.70%, due 08/05/2008	1,500	1,500
2.73%, due 08/18/2008	2,500	2,497
2.80%, due 10/08/2008	2,400	2,387
2.82%, due 10/15/2008	2,950	2,933
Royal Bank of Scotland PLC
2.40%, due 08/06/2008	1,300	1,299
2.59%, due 09/02/2008 – 09/10/2008	6,600	6,584
2.66%, due 08/07/2008	2,400	2,399
Toronto Dominion Holdings -144A
2.34%, due 08/01/2008	1,200	1,200
2.47%, due 08/15/2008	2,200	2,198
2.48%, due 08/28/2008	3,000	2,994
2.53%, due 10/20/2008	3,400	3,381
2.63%, due 10/24/2008	800	795
UBS Finance, Inc.
2.49%, due 08/05/2008	1,100	1,100
2.78%, due 10/17/2008	1,000	994
2.79%, due 10/10/2008 – 10/14/2008	4,650	4,624
2.80%, due 10/27/2008	3,500	3,476
Wells Fargo & Co.
2.36%, due 08/22/2008	3,000	2,996
2.38%, due 08/12/2008	1,300	1,299
2.40%, due 08/06/2008	2,700	2,699
2.41%, due 08/26/2008 – 09/03/2008	3,850	3,842
Diversified Financial Services (66.4%)
Alpine Securitization Corp. -144A
2.55%, due 08/12/2008	2,400	2,398
2.60%, due 08/14/2008 – 08/15/2008	7,850	7,843
American Express Credit Corp.
2.64%, due 10/06/2008 – 10/07/2008	6,000	5,971
2.66%, due 10/09/2008	2,950	2,935
2.56%, due 09/23/2008	1,900	1,893
Ciesco LLC -144A
2.55%, due 08/25/2008	6,000	5,990
2.60%, due 09/04/2008 – 09/05/2008	4,350	4,339
General Electric Capital Corp.
2.30%, due 08/19/2008	1,900	1,898
2.39%, due 08/29/2008	2,900	2,895
2.40%, due 08/04/2008	1,150	1,150
2.50%, due 10/17/2008	4,400	4,376
Goldman Sachs Group, Inc.
2.30%, due 08/13/2008	4,100	4,097
Harley Davidson Funding -144A
2.34%, due 08/08/2008	3,000	2,999
2.42%, due 09/10/2008	1,800	1,795
2.45%, due 09/09/2008	5,700	5,685
International Lease Finance Corp.
2.78%, due 08/04/2008	1,750	1,749
2.88%, due 08/25/2008	1,700	1,697
2.90%, due 08/26/2008 – 08/27/2008	6,600	6,586
Medtronic, Inc. -144A
2.15%, due 08/05/2008	500	500
Merrill Lynch & Co., Inc.
2.81%, due 08/18/2008 – 08/21/2008	5,900	5,891
Old Line Funding LLC -144A
2.67%, due 08/07/2008	2,800	2,799
2.70%, due 08/12/2008 – 10/09/2008	2,900	2,892
2.75%, due 10/16/2008	3,750	3,728
2.76%, due 10/01/2008	1,150	1,145
Rabobank USA Finance
2.40%, due 08/20/2008	5,500	5,493
2.41%, due 08/05/2008	2,450	2,449
2.50%, due 09/29/2008	1,700	1,693
2.64%, due 10/24/2008	1,200	1,192
Ranger Funding Co. LLC -144A
2.60%, due 08/11/2008 – 09/09/2008	3,700	3,695
2.68%, due 09/08/2008	2,550	2,543
2.70%, due 09/03/2008	1,300	1,297
Sheffield Receivables Corp. -144A
2.55%, due 08/26/2008	500	499
2.77%, due 08/11/2008	3,000	2,998
2.80%, due 09/09/2008	1,650	1,645
State Street Corp. à
2.33%, due 08/08/2008	5,100	5,098
2.45%, due 09/17/2008	5,600	5,582
Total Capital SA -144A
2.27%, due 09/30/2008	7,250	7,223
Toyota Motor Credit Corp.
2.37%, due 08/14/2008	1,500	1,499
2.40%, due 09/15/2008 – 09/26/2008	9,350	9,319
Unilever Capital -144A
2.45%, due 09/29/2008	5,450	5,428
2.47%, due 10/01/2008	2,650	2,639
2.55%, due 10/02/2008	2,100	2,091
Insurance (4.1%)
Prudential Funding Corp.
2.27%, due 09/12/2008	1,700	1,695
2.32%, due 09/15/2008	2,500	2,493
2.34%, due 08/04/2008	2,700	2,699
2.35%, due 09/22/2008	2,200	2,193
Total Commercial Paper (cost $215,372)		215,372

	Principal	Value
CERTIFICATE OF DEPOSIT (1.9%)
Commercial Banks (1.9%)
Bank of Scotland PLC
2.58%, due 08/14/2008	$4,250	$4,250
Total Certificate of Deposit (cost $4,250)		4,250

REPURCHASE AGREEMENT (0.1%)
State Street Bank & Trust Repurchase Agreement 1.05%, dated 07/31/2008, to be repurchased at $187 on 08/01/2008 q à	187	187
Total Repurchase Agreement (cost $187)		187

Total Investment Securities (cost $219,809) #		$219,809

NOTES TO SCHEDULE OF INVESTMENTS:

q	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 4.88%, a maturity date of 08/31/2008, and with a market value plus accrued interest of $205.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
#	Aggregate cost for federal income tax purposes is $219,809.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities aggregated to $82,739 or 37.70% of the Fund’s net assets.

LLC	Limited Liability Corporation
PLC	Public Limited Company

Transamerica Multi-Manager Alternative Strategies Fund

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.5%)€
Bond (12.9%)
Transamerica JPMorgan International Bond	2,438,453	$27,603
Capital Preservation (5.5%)
Transamerica Money Market	11,804,473	11,805
Global/International Stock (6.9%)
Transamerica Evergreen International Small Cap	184,490	2,345
Transamerica Oppenheimer Developing Markets	402,707	5,259
Transamerica Schroders International Small Cap ‡	777,559	7,177
Tactical and Specialty (70.9%)
Transamerica BlackRock Global Allocation	993,597	11,506
Transamerica BlackRock Natural Resources	1,138,674	15,691
Transamerica BNY Mellon Market Neutral Strategy	2,134,405	20,682
Transamerica Clarion Global Real Estate Securities	1,128,342	15,255
Transamerica Federated Market Opportunity	2,258,186	21,882
Transamerica Loomis Sayles Bond	4,381,906	41,234
Transamerica UBS Dynamic Alpha	2,623,959	25,374
U.S. Stock (3.3%)
Transamerica Bjurman, Barry Micro Emerging Growth ‡	797,220	7,143
Total Investment Companies (cost $220,528) #		$212,956

NOTES TO SCHEDULE OF INVESTMENTS:

€	The Fund invests its assets in the Class I shares of the other series of the Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $220,528. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,989 and $9,561, respectively. Net unrealized depreciation for tax purposes is $7,572.

Transamerica Multi-Manager International Fund

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%)€
Global/International Stock (88.7%)
Transamerica AllianceBernstein International Value	7,620,233	$81,841
Transamerica Evergreen International Small Cap	2,286,411	29,060
Transamerica Marsico International Growth	7,794,021	87,995
Transamerica MFS International Equity	57,167	537
Transamerica Neuberger Berman International	8,761,064	84,720
Transamerica Oppenheimer Developing Markets	6,514,606	85,081
Transamerica Schroders International Small Cap ‡	992,236	9,158
Tactical and Specialty (11.2%)
Transamerica BlackRock Global Allocation	2,296,242	26,590
Transamerica Clarion Global Real Estate Securities	1,561,834	21,116

Total Investment Companies (cost $490,969) #		$426,098

NOTES TO SCHEDULE OF INVESTMENTS:

€	The Fund invests its assets in the Class I shares of the other series of the Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $490,969. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,048 and $67,919, respectively. Net unrealized depreciation for tax purposes is $64,871.

Transamerica Neuberger Berman International

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK (0.8%)
Germany (0.8%)
Porsche AG, 0.72% £	28,250	$4,234
Total Preferred Stock (cost $3,346)		4,234

COMMON STOCKS (89.0%)
Australia (2.1%)
Paladin Energy, Ltd. ‡	1,604,370	8,099
Woodside Petroleum, Ltd.	71,694	3,599
Austria (1.0%)
Cat Oil AG ‡ ^	341,255	4,009
Zumtobel AG	85,893	1,534
Belgium (4.0%)
Colruyt SA	22,050	6,144
Euronav NV	112,924	5,049
InBev NV	145,135	9,727
Option NV ‡ ^	343,116	1,465
Bermuda (0.8%)
TPV Technology, Ltd. §	9,054,000	4,624
Brazil (4.7%)
Cia Vale do Rio Doce -Class B, ADR	390,380	10,216
Natura Cosmeticos SA	360,705	4,233
Petroleo Brasileiro SA, ADR	111,400	6,228
Ultrapar Participacoes SA, ADR ^	150,300	5,477
Canada (7.1%)
Addax Petroleum Corp.	63,272	2,471
Addax Petroleum Corp. -144A ‡ ¡	98,900	3,863
Canadian Natural Resources, Ltd.	110,345	8,622
First Calgary Petroleums, Ltd. ‡	872,805	2,105
MacDonald Dettwiler & Associates, Ltd. ‡	299,180	9,420
Stantec, Inc. ‡	79,920	2,225
Suncor Energy, Inc.	114,726	6,236
Talisman Energy, Inc.	261,460	4,675
Cayman Islands (0.7%)
Hengan International Group Co., Ltd.	1,309,000	3,959
Cyprus (0.7%)
Prosafe Production Public, Ltd. ‡	316,590	1,329
Prosafe Se	316,590	2,753
Finland (1.2%)
Nokia OYJ	240,275	6,558
France (8.3%)
BNP Paribas	31,836	3,138
Euler Hermes SA	51,800	3,981
Ipsen SA	54,760	2,924
IPSOS §	187,452	6,544
Pernod-Ricard SA	54,010	4,700
Publicis Groupe	39,995	1,306
Teleperformance	143,310	5,502
Total SA, ADR	89,210	6,825
Vallourec	36,826	10,965
Germany (10.9%)
Continental AG	99,763	11,213
Gea Group AG	127,100	4,182
Gerresheimer AG	105,415	5,463
Hypo Real Estate Holding AG	182,948	5,118
Leoni AG	152,265	6,299
Pfeiffer Vacuum Technology AG	52,365	4,671
Tognum AG ‡	221,460	4,838
Wacker Chemie AG	38,635	7,958
Wincor Nixdorf AG	140,131	10,463
Greece (1.6%)
Intralot SA	186,400	2,890
Piraeus Bank SA	146,852	4,386
Titan Cement Co. SA	33,225	1,312
Ireland (2.4%)
Allied Irish Banks PLC	211,827	2,602
CRH PLC	167,190	4,361
DCC PLC	179,825	4,251
Dragon Oil PLC ‡	400,172	2,321
Italy (2.2%)
Milano Assicurazioni SpA	1,241,700	6,360
Unione DI Banche Italiane Scpa	251,480	5,966
Japan (11.5%)
East Japan Railway Co.	612	4,787
Exedy Corp.	101,200	2,238
Hogy Medical Co., Ltd.	63,400	3,096
Ibiden Co., Ltd.	92,800	2,740
Maruichi Steel Tube, Ltd.	136,400	3,850
Nifco, Inc.	207,100	4,713
Nihon Kohden Corp.	421,700	7,423
Nintendo Co., Ltd., ADR	66,800	4,167
Nitto Denko Corp.	86,800	2,485
Olympus Corp.	86,000	2,888
Sankyo Co., Ltd.	104,000	6,300
Shinko Electric Industries Co., Ltd.	243,800	3,243
Shiseido Co., Ltd.	7,000	156
Sumitomo Metal Industries, Ltd.	1,680,000	8,082
Takeda Pharmaceutical Co., Ltd.	85,500	4,540
Toray Industries, Inc.	498,000	2,490
Unicharm Petcare Corp.	27,200	821
Jersey, C.I. (0.9%)
Experian Group, Ltd.	678,898	5,250
Korea, Republic of (1.5%)
Daegu Bank	298,060	3,698
Hyundai Mobis	53,893	4,694
Luxembourg (1.0%)
Tenaris SA, ADR	88,080	5,307
Netherlands (5.8%)
Aalberts Industries NV	282,710	4,320
ASML Holding NV ‡	252,178	5,768
Fugro NV	5,710	407
Heineken NV	58,170	2,703
Sligro Food Group NV §	158,600	5,184
TNT NV	241,745	8,447
Unilever NV	107,400	2,962
Wavin NV	288,970	2,320

	Shares	Value
Norway (1.6%)
DNB NOR ASA	677,960	$8,658
Spain (2.7%)
Banco Santander SA	324,030	6,308
Telefonica SA	332,935	8,639
Sweden (1.4%)
Getinge AB -Class B	89,500	2,074
Nobia AB	6,245	34
Swedbank AB	259,300	5,380
Switzerland (2.2%)
Advanced Digital Broadcast Holdings SA ‡ §	8,847	243
Nestle SA	123,190	5,404
Swiss Reinsurance	108,065	6,720
United Kingdom (12.7%)
Amlin PLC	1,100,956	5,548
Barclays Bank PLC	775,569	5,266
Chemring Group	158,160	7,423
GlaxoSmithKline PLC	110,088	2,566
Halma PLC	674,515	2,641
Informa PLC	1,212,043	10,440
Laird PLC	284,630	1,627
Lloyds TSB Group PLC	1,269,139	7,401
Northgate PLC	213,342	1,430
Raymarine PLC	552,465	1,626
RPS Group PLC	734,268	4,559
Sepura, Ltd. §	850,779	1,366
SSL International PLC	96,785	802
Tullow Oil PLC	198,009	3,073
Vodafone Group PLC	5,405,992	14,482
Total Common Stocks (cost $520,127)		493,948

	Principal	Value
REPURCHASE AGREEMENT (10.6%)
United States (10.6%)
State Street Bank & Trust Repurchase Agreement 1.05%, dated 07/31/2008, to be repurchased at $59,011 on 08/01/2008  °	$59,009	59,009
Total Repurchase Agreement (cost $59,009)		59,009

	Shares	Value
SECURITIES LENDING COLLATERAL (1.3%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% £ °	7,032	7,032
Total Securities Lending Collateral (cost $7,032)		7,032

Total Investment Securities (cost $589,514) #		$564,223

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Oil, Gas & Consumable Fuels	11.2%	$63,167
Commercial Banks	10.3%	57,920
Auto Components	4.3%	24,443
Machinery	4.3%	24,138
Insurance	4.0%	22,610
Metals & Mining	3.9%	22,148
Media	3.2%	18,289
Chemicals	3.1%	17,646
Commercial Services & Supplies	3.1%	17,536
Beverages	3.0%	17,131
Health Care Equipment & Supplies	2.9%	16,283
Computers & Peripherals	2.7%	15,087
Wireless Telecommunication Services	2.6%	14,482
Energy Equipment & Services	2.5%	13,806
Software	2.4%	13,587
Food & Staples Retailing	2.0%	11,327
Communications Equipment	2.0%	11,015
Pharmaceuticals	1.8%	10,030
Food Products	1.6%	9,187
Semiconductors & Semiconductor Equipment	1.6%	9,011
Diversified Telecommunication Services	1.5%	8,639
Air Freight & Logistics	1.5%	8,447
Personal Products	1.5%	8,348
Aerospace & Defense	1.3%	7,423
Electronic Equipment & Instruments	1.2%	7,008
Electrical Equipment	1.1%	6,372
Leisure Equipment & Products	1.1%	6,300
Road & Rail	1.1%	6,217
Construction Materials	1.0%	5,673
Specialty Retail	1.0%	5,511
Life Sciences Tools & Services	1.0%	5,463
Industrial Conglomerates	0.8%	4,251
Automobiles	0.8%	4,234
Hotels, Restaurants & Leisure	0.5%	2,890
Construction & Engineering	0.4%	2,320
Household Durables	0.0%	243
Investment Securities, at value	88.3%	498,182
Short-Term Investments	11.7%	66,041
Total Investments	100.0%	$564,223

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $6,771.
¡	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 0.00%, a maturity date of 11/06/2008, and with a market value plus accrued interest of $60,228.
£	Interest rate shown reflects the yield at July 31, 2008.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
§	Illiquid. These securities aggregated to $17,961 or 3.24% of the Fund’s net assets.
#

Aggregate cost for federal income tax purposes is $589,514. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $44,075 and $69,366, respectively. Net unrealized depreciation for tax purposes is $25,291.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities aggregated to $3,863 or 0.70% of the Fund’s net assets.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

Transamerica Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (5.6%)
Brazil (4.3%)
All America Latina Logistica SA 0.42% £	402,000	$5,359
Banco Bradesco SA 0.47% £	310,801	6,578
Lojas Americanas SA 0.85% £	1,293,790	9,829
NET Servicos de Comunicacao SA 0.06% ‡ £	327,662	4,136
Korea, Republic of (0.2%)
S-Oil Corp. 11.73% £	12,763	747
Mexico (1.1%)
Fomento Economico Mexicano
SAB de CV 1.03% £	1,458,400	6,664
Total Preferred Stocks (cost $28,777)		33,313

COMMON STOCKS (88.8%)
Argentina (0.0%)
IRSA Inversiones y Representaciones SA ‡	19,000	207
Bermuda (0.1%)
Varitronix International, Ltd.	1,011,000	595
Brazil (10.5%)
B2W Cia Global Do Varejo	33,000	1,237
Bovespa Holding SA	653,900	8,262
Cia Vale do Rio Doce -Class B ADR	332,900	8,712
Cia Vale do Rio Doce -Class B ADR	140,900	4,231
Cyrela Brazil Realty SA -144A §	13,700	3,917
Diagnosticos DA America SA	58,200	1,397
Empresa Brasileira de Aeronautica SA	257,800	7,878
Natura Cosmeticos SA	621,500	7,293
Petroleo Brasileiro SA -Class A ADR	226,600	10,387
Petroleo Brasileiro SA ADR	118,012	6,598
Tele Norte Leste Participacoes SA	116,000	3,037
Cayman Islands (1.9%)
SINA Corp. ‡	181,400	8,205
Tencent Holdings, Ltd.	386,800	3,416
Chile (2.3%)
Banco Santander SA	70,287,001	3,095
Centros Comerciales Sudamericanos SA	2,611,981	8,280
Saci Falabella	534,173	2,256
China (3.7%)
China Petroleum & Chemical Corp. -Class H	10,555,900	11,024
China Shenhua Energy Co., Ltd. -Class H	1,094,000	4,037
Ping An Insurance Group Co. of China, Ltd. -Class H	667,500	4,598
Shanghai Zhenhua Port Machinery Co.	1,062,800	1,507
Travelsky Technology, Ltd.	1,773,000	1,068
Egypt (4.3%)
Commercial International Bank -144A	14,040	131
Commercial International Bank §	449,474	6,068
Eastern Tobacco	27,012	1,598
Medinet NASR Housing	58,873	477
Orascom Telecom Holding SAE	1,630,690	17,467
France (0.3%)
Technip SA	19,560	1,658
Hong Kong (6.1%)
China Mobile, Ltd.	111,500	7,454
China Resources Enterprise	1,797,000	4,570
China Unicom, Ltd.	5,634,000	11,562
Hang Lung Properties, Ltd.	709,000	2,227
Hutchison Whampoa International, Ltd.	687,000	6,427
Television Broadcasts, Ltd.	807,000	4,508
India (11.8%)
ABB, Ltd. ‡	58,600	1,052
Bharat Electronics, Ltd.	60,100	1,360
Divi’s Laboratories, Ltd.	151,854	4,962
HCL Technologies, Ltd.	380,140	1,770
HDFC Bank Ltd	107,000	8,365
Hindustan Lever, Ltd.	732,600	4,098
Housing Development Finance Corp.	193,100	10,224
ICICI Bank, Ltd.	37,900	1,122
Infosys Technologies, Ltd.	629,100	23,290
ITC, Ltd.	523,300	2,279
Mahindra & Mahindra, Ltd.	185,943	2,265
Rico Auto Industries, Ltd. ‡	19,100	8
Tata Consultancy Services, Ltd.	344,201	6,705
ZEE Entertainment Enterprises, Ltd.	736,500	3,329
Indonesia (2.9%)
Gudang Garam TBK PT	1,791,249	1,300
PT Astra International TBK	2,149,000	5,277
Telekomunikasi Indonesia TBK PT	12,954,275	10,768
Korea, Republic of (2.4%)
Amorepacific Corp.	3,846	2,428
GS Engineering & Construction Corp.	14,063	1,393
Hyundai Development Co.	33,784	1,563
Hyundai Engineering & Construction Co., Ltd.	58,004	3,893
Jeonbuk Bank	98,610	717
Kookmin Bank	28,400	1,629
Pusan Bank	55,262	671
Shinsegae Co., Ltd.	4,774	2,457
Luxembourg (0.4%)
Tenaris SA	39,700	2,392
Mexico (7.4%)
America Movil SAB de CV Series L	113,800	5,746
Geo SAB de CV Series B, Class B ‡	625,900	2,288
Interamericana de	325,700	617
Entretenimiento SAB de CV -Class B ‡
Fomento Economico Mexicano SAB de CV	98,000	4,494
Grupo Financiero Banorte SAB de CV -Class O	2,664,500	11,466
Grupo Televisa SA	383,900	8,634
Impulsora del Desarrollo y El Empleo	1,455,200	2,232
EN America Latina SAB de CV ‡
Sare Holding SAB de CV -Class B ‡	2,117,601	2,405
Wal-Mart de Mexico SAB de CV Series V, Class V	1,655,793	6,736
Norway (0.4%)
DNO International ASA ‡ ^	1,521,400	2,430

		Shares	Value
Philippines (1.3%)
Jollibee Foods Corp.		1,817,400	$1,514
SM Prime Holdings, Inc.		37,414,570	6,137
Portugal (0.4%)
Jeronimo Martins SGPS SA		284,100	2,308
Russian Federation (6.4%)
Gazprom OAO		74,900	3,603
LUKOIL		102,700	8,488
Magnit OAO ‡		54,000	2,484
Novatek OAO -144A §		10,700	792
OAO Gazprom		419,400	20,215
Polymetal -144A ‡ §		82,700	653
Tmk OAO -144A §		72,400	2,317
South Africa (5.3%)
Anglo Platinum, Ltd.		55,300	7,217
Impala Platinum Holdings, Ltd.		126,800	4,208
Liberty Group, Ltd.		131,600	1,138
Massmart Holdings, Ltd.		325,100	3,301
MTN Group, Ltd.		192,100	3,288
Murray & Roberts Holdings, Ltd.		176,870	2,295
Standard Bank Group, Ltd.		743,019	9,122
Tiger Brands, Ltd.		79,548	1,563
Taiwan (10.0%)
HON HAI Precision Industry Co., Ltd.		1,253,160	6,056
Mediatek, Inc.		1,720,993	17,847
President Chain Store Corp.		907,000	2,793
Realtek Semiconductor Corp.		1,402,000	3,265
Synnex Technology International Corp.		1,372,727	3,016
Taiwan Semiconductor
Manufacturing Co., Ltd.		318,349	3,024
Taiwan Semiconductor
Manufacturing Co., Ltd.	TWD	13,297,640	23,991
Thailand (0.1%)
Kiatnakin Bank PLC		1,298,087	864
Turkey (7.2%)
Aksigorta AS		633,286	2,805
Anadolu AS		262,494	2,946
Bim Birlesik Magazalar AS		113,100	4,240
Enka Insaat VE Sanayi AS		8,467	98
Ford Otomotiv Sanayi AS		174,812	1,482
Haci Omer Sabanci Holding AS, ADR		1,026,350	1,289
Haci Omer Sabanci Holding AS		1,084,300	5,387
Turkcell Iletisim Hizmet AS		948,700	7,270
Turkiye Garanti Bankasi AS ‡		2,184,200	7,284
Turkiye Vakiflar Bankasi Tao -Class D		1	♦
Yapi VE Kredi Bankasi AS ‡		4,644,878	10,538
United Kingdom (3.5%)
HSBC Holdings PLC		926,446	15,246
Sabmiller PLC		294,740	6,094
United States (0.1%)
Sohu.com, Inc. ‡		5,600	423
Total Common Stocks (cost $543,066)			534,350

		Principal
REPURCHASE AGREEMENT (4.3%)
United States (4.3%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $25,830 on 08/01/2008  à	$25,830		25,830
Total Repurchase Agreement (cost $25,830)			25,830

		Shares
SECURITIES LENDING COLLATERAL (0.1%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% £ à		779	779
Total Securities Lending Collateral (cost $779)			779

Total Investment Securities (cost $598,452) #			$594,272

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	13.8%	$82,032
Oil, Gas & Consumable Fuels	11.5%	68,320
Semiconductors & Semiconductor Equipment	8.2%	48,722
Wireless Telecommunication Services	6.9%	41,224
IT Services	5.5%	32,834
Food & Staples Retailing	5.5%	32,599
Diversified Telecommunication Services	4.3%	25,366
Metals & Mining	4.2%	25,022
Media	3.6%	21,223
Beverages	3.4%	20,198
Diversified Financial Services	2.5%	14,939
Multiline Retail	2.0%	12,086
Internet Software & Services	2.0%	12,044
Thrifts & Mortgage Finance	1.7%	10,223
Personal Products	1.6%	9,721
Aerospace & Defense	1.6%	9,238
Construction & Engineering	1.5%	9,081
Electronic Equipment & Instruments	1.5%	9,072
Real Estate Management & Development	1.5%	9,048
Automobiles	1.5%	9,024
Industrial Conglomerates	1.5%	8,819
Household Durables	1.5%	8,610
Insurance	1.4%	8,541
Energy Equipment & Services	1.1%	6,367
Road & Rail	0.9%	5,359
Tobacco	0.9%	5,177
Pharmaceuticals	0.8%	4,962
Trading Companies & Distributors	0.8%	4,571
Household Products	0.7%	4,098
Food Products	0.3%	1,564
Hotels, Restaurants & Leisure	0.3%	1,514
Machinery	0.3%	1,507
Health Care Providers & Services	0.2%	1,397
Internet & Catalog Retail	0.2%	1,237
Electrical Equipment	0.2%	1,052
Consumer Finance	0.1%	864
Auto Components	0.0%	8
Investment Securities, at value	95.5%	567,663
Short-Term Investments	4.5%	26,609
Total Investments	100.0%	$594,272

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $704.


Repurchase agreement excluding collateral for securities on loan are collateralized by a U.S. Government Obligation with an interest rate of 0.00%, a maturity date of 11/06/2008, and with a market value plus accrued interest of $26,580.

£	Interest rate shown reflects the yield at July 31, 2008.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
♦	Value is less than $1.
§	Illiquid. These securities aggregated to $13,747 or 2.28% of the Fund’s net assets.
#

Aggregate cost for federal income tax purposes is $598,452. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $45,893 and $50,073, respectively. Net unrealized depreciation for tax purposes is $4,180.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities aggregated to $7,810 or 1.30% of the Fund’s net assets.

ADR	American Depository Receipt
PLC	Public Limited Company
TWD	Taiwan Dollar

Transamerica Oppenheimer Small- & Mid-Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.3%)
Aerospace & Defense (1.6%)
Aercap Holdings NV ‡	36,260	$553
Goodrich Corp.	48,990	2,408
Air Freight & Logistics (1.6%)
Atlas Air Worldwide Holdings, Inc. ‡	62,194	2,993
Auto Components (1.1%)
Goodyear Tire & Rubber Co. ‡	104,750	2,056
Capital Markets (4.3%)
Affiliated Managers Group, Inc. ‡	31,044	2,682
Investment Technology Group, Inc. ‡	82,901	2,466
Julius Baer Holding AG	46,608	2,955
Chemicals (6.6%)
Albemarle Corp.	90,593	3,527
Eastman Chemical Co.	56,920	3,413
FMC Corp.	22,640	1,684
Lubrizol Corp.	78,320	3,900
Commercial Banks (1.4%)
Colonial Bancgroup, Inc. ^	116,550	776
East-West Bancorp, Inc.	155,395	1,851
Communications Equipment (0.9%)
ADC Telecommunications, Inc. ‡	181,220	1,714
Computers & Peripherals (1.0%)
Seagate Technology, Inc.	129,480	1,938
Construction & Engineering (0.2%)
Granite Construction, Inc.	12,213	386
Construction Materials (0.3%)
Texas Industries, Inc.	11,713	606
Consumer Finance (1.0%)
Capital One Financial Corp.	46,800	1,959
Diversified Financial Services (2.4%)
Fifth Street Finance Corp. ‡	49,300	475
Liberty Acquisition Holdings Corp. ‡	203,520	2,027
Trian Acquisition I Corp. ‡	216,610	2,138
Electric Utilities (1.4%)
Cleco Corp.	103,530	2,602
Electrical Equipment (1.0%)
Ametek, Inc.	38,808	1,857
Electronic Equipment & Instruments (2.4%)
Agilent Technologies, Inc. ‡	77,224	2,785
Amphenol Corp. -Class A	36,898	1,759
Energy Equipment & Services (2.5%)
Exterran Holdings, Inc. ‡	37,510	2,117
National Oilwell Varco, Inc. ‡	18,122	1,425
Weatherford International, Ltd. ‡	31,052	1,172
Food & Staples Retailing (1.5%)
Longs Drug Stores Corp.	38,880	1,818
Safeway, Inc.	36,400	972
Food Products (0.8%)
Smithfield Foods, Inc. ‡	72,500	1,557
Gas Utilities (2.2%)
Equitable Resources, Inc.	28,500	1,489
Southern Union Co.	103,623	2,707
Health Care Equipment & Supplies (1.0%)
Hospira, Inc. ‡	51,500	1,965
Health Care Providers & Services (4.6%)
Community Health Systems, Inc. ‡	92,070	3,037
Coventry Health Care, Inc. ‡	25,850	914
DaVita, Inc. ‡	26,107	1,458
Health Net, Inc. ‡	119,099	3,330
Hotels, Restaurants & Leisure (1.7%)
Pinnacle Entertainment, Inc. ‡ ^	145,680	1,646
Scientific Games Corp. -Class A ‡	52,346	1,588
Household Products (1.2%)
Energizer Holdings, Inc. ‡	31,068	2,216
Independent Power Producers & Energy Traders (3.6%)
AES Corp. ‡	112,658	1,818
Dynegy, Inc. -Class A ‡	233,020	1,568
Mirant Corp. ‡	51,813	1,586
NRG Energy, Inc. ‡	51,820	1,881
Insurance (7.8%)
ACE, Ltd.	51,808	2,627
Everest RE Group, Ltd.	51,814	4,238
Fidelity National Financial, Inc. -Class A	139,871	1,869
National Financial Partners Corp.	111,772	2,330
Protective Life Corp.	103,530	3,723
IT Services (2.7%)
Affiliated Computer Services, Inc. -Class A ‡	62,100	2,993
Teletech Holdings, Inc. ‡	155,407	2,114
Leisure Equipment & Products (1.1%)
Mattel, Inc.	103,560	2,076
Life Sciences Tools & Services (0.7%)
Waters Corp. ‡	20,790	1,412
Machinery (3.0%)
Joy Global, Inc.	25,861	1,868
Navistar International Corp. ‡	68,091	3,813
Marine (1.7%)
Eagle Bulk Shipping, Inc.	25,930	753
Navios Maritime Holdings, Inc.	258,960	2,450
Media (2.8%)
Cinemark Holdings, Inc.	77,670	1,139
Liberty Global, Inc. -Class A ‡	72,479	2,089
Liberty Global, Inc. Series C, Class C ‡	72,478	1,986
Metals & Mining (1.8%)
Carpenter Technology Corp.	34,774	1,346
Teck Cominco, Ltd. -Class B	23,300	1,071
U.S. Steel Corp.	6,500	1,042
Multi-Utilities (1.8%)
CMS Energy Corp.	258,958	3,496
Oil, Gas & Consumable Fuels (5.4%)
Cabot Oil & Gas Corp.	41,430	1,824
Capital Product Partners LP ^	51,810	881
Delta Petroleum Corp. ‡	77,670	1,481
Murphy Oil Corp.	20,716	1,652
Peabody Energy Corp.	28,501	1,928
Range Resources Corp.	25,869	1,256

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Walter Industries, Inc.	11,900	$1,248
Real Estate Investment Trusts (3.0%)
BioMed Realty Trust, Inc.	51,816	1,337
General Growth Properties, Inc.	77,700	2,130
SL Green Realty Corp.	25,860	2,155
Semiconductors & Semiconductor Equipment (2.7%)
LAM Research Corp. ‡	85,410	2,809
Varian Semiconductor Equipment Associates, Inc. ‡	77,670	2,270
Software (5.3%)
Amdocs, Ltd. ‡	77,670	2,362
Electronic Arts, Inc. ‡	60,510	2,613
McAfee, Inc. ‡	103,526	3,391
THQ, Inc. ‡	116,558	1,769
Specialty Retail (1.7%)
Advance Auto Parts, Inc.	34,211	1,406
Chico’s FAS, Inc. ‡	155,330	865
OfficeMax, Inc.	77,680	991
Textiles, Apparel & Luxury Goods (0.8%)
Phillips-Van Heusen Corp.	44,010	1,558
Thrifts & Mortgage Finance (1.5%)
NewAlliance Bancshares, Inc.	213,279	2,768
Tobacco (1.7%)
Lorillard, Inc. ‡	46,580	$3,126
Trading Companies & Distributors (1.3%)
Aircastle, Ltd.	223,620	2,449
Wireless Telecommunication Services (1.2%)
NII Holdings, Inc. ‡	40,060	2,190
Total Common Stocks (cost $198,671)		178,668

	Principal
REPURCHASE AGREEMENT (4.1%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $7,780 on 08/01/2008 ¡ à	$7,779	7,779
Total Repurchase Agreement (cost $7,779)		7,779

	Shares
SECURITIES LENDING COLLATERAL (0.8%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% £ à	1,522	1,522
Total Securities Lending Collateral (cost $1,522)		1,522

Total Investment Securities (cost $207,972) #		$187,969

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $1,483.
¡	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 0.00%, a maturity date of 11/06/2008, and with a market value plus accrued interest of $7,964.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
£	Interest rate shown reflects the yield at July 31, 2008.
#

Aggregate cost for federal income tax purposes is $207,972.  Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,743 and $27,746, respectively.  Net unrealized depreciation for tax purposes is $20,003.

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (94.6%)
U.S. Treasury Inflation Indexed Bond
1.75%, due 01/15/2028	$13,956		$13,039
2.00%, due 01/15/2026		29,571	28,968
2.38%, due 01/15/2025 – 01/15/2027		79,001	82,074
3.38%, due 04/15/2032		610	753
3.63%, due 04/15/2028		40,037	49,170
3.88%, due 04/15/2029		46,426	59,352
U.S. Treasury Inflation Indexed Note
0.88%, due 04/15/2010		915	920
1.38%, due 07/15/2018		6,930	6,743
1.63%, due 01/15/2018		12,715	12,673
1.88%, due 07/15/2013 – 07/15/2015 ¡		102,723	106,445
2.00%, due 04/15/2012 – 01/15/2016		113,501	118,011
2.38%, due 04/15/2011 – 01/15/2017		122,523	128,538
2.50%, due 07/15/2016		10,617	11,387
2.63%, due 07/15/2017		1,985	2,153
3.00%, due 07/15/2012		23,247	25,089
3.38%, due 01/15/2012		5,067	5,492
3.50%, due 01/15/2011		68,688	73,523
3.88%, due 01/15/2009		1,453	1,478
4.25%, due 01/15/2010		1,159	1,226
Total U.S. Government Obligations (cost $731,239)			727,034

U.S. GOVERNMENT AGENCY OBLIGATIONS (53.2%)
Fannie Mae
2.61%, due 08/25/2034 *		165	160
4.49%, due 10/01/2044 *		77	77
5.00%, due 03/01/2038 – 05/01/2038		3,000	2,851
5.50%, due 07/01/2035 – 07/01/2038		297,904	291,895
6.00%, due 06/01/2036 – 05/01/2038		10,908	10,974
Fannie Mae, TBA
5.00%, due 08/01/2038		4,500	4,272
5.50%, due 08/01/2038		13,600	13,307
6.00%, due 08/01/2038		19,600	19,686
Freddie Mac
2.69%, due 02/15/2019 *		5,301	5,181
4.50%, due 05/15/2017		158	158
5.00%, due 12/14/2018 – 02/15/2020		3,183	3,102
5.50%, due 07/01/2037 – 02/01/2038		58,525	57,272
Total U.S. Government Agency Obligations (cost $416,686)			408,935

FOREIGN GOVERNMENT OBLIGATIONS (2.8%)
Italy Buoni Poliennali del Tesoro
2.35%, due 09/15/2019	EUR	307	467
Japanese Government CPI Linked Bond
0.80%, due 12/10/2015	JPY	395,460	3,611
1.10%, due 12/10/2016	JPY	615,490	5,693
1.20%, due 06/10/2017 – 12/10/2017	JPY	923,790	8,552
United Kingdom
2.50%, due 05/20/2009	GBP	600	3,227
Total Foreign Government Obligations (cost $20,426)			21,550

MORTGAGE-BACKED SECURITIES (1.4%)
Banc of America Mortgage Securities, Inc.
Series 2004-1, Class 5A1
6.50%, due 09/25/2033		78	77
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1
4.13%, due 03/25/2035 *		1,427	1,363
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A2
4.13%, due 03/25/2035 *		673	644
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-5, Class A1
4.45%, due 08/25/2035 *		418	405
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-5, Class A2
4.55%, due 08/25/2035 *		703	602
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A
4.90%, due 12/25/2035 *		55	52
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
4.75%, due 08/25/2035 *		489	465
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
4.25%, due 08/25/2035 *		582	550
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A3
4.10%, due 08/25/2035 *		79	72
Countrywide Home Loan Mortgage
Pass-Through Trust
Series 2005-3, Class 1A2
2.75%, due 04/25/2035 *		1,308	828
Countrywide Home Loan Mortgage
Pass-Through Trust
Series 2005-R2, Class 1AF1-144A
2.80%, due 06/25/2035 *		371	327
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A2
2.68%, due 06/25/2045 *		626	484
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035 *		1,165	1,051
Lehman XS Trust
Series 2006-10N, Class 1A1A
2.54%, due 07/25/2046 *		129	126
Master Alternative Loans Trust
Series 2006-2, Class 2A1
2.86%, due 03/25/2036 *		1,043	740
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A1
2.64%, due 06/25/2046 *		1,525	949
Sequoia Mortgage Trust
Series 5, Class A
2.81%, due 10/19/2026 *		173	164

		Principal	Value
Mortgage-Backed Securities (continued)
Structured Asset Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1
2.67%, due 05/25/2046 *		$1,220	$764
WAMU Mortgage Pass-Through Certificates
Series 2003-AR9, Class 2A
4.04%, due 09/25/2033 *		1,200	1,150
Total Mortgage-Backed Securities (cost $12,077)			10,813

ASSET-BACKED SECURITIES (0.3%)
CSAB Mortgage Backed Trust
Series 2006-1, Class A6A
6.17%, due 06/25/2036		1,300	1,075
Equity One ABS, Inc.
Series 2004-1, Class AV2
2.76%, due 04/25/2034 *		48	39
GSAMP Trust
Series 2004-SEA2, Class A2A
2.75%, due 03/25/2034 *		70	69
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A6A
5.73%, due 10/25/2036		500	410
Small Business Administration
Series 2004-P10A, Class 1
4.50%, due 02/01/2014		630	603
Truman Capital Mortgage Loan Trust
Series 2004-1, Class A1-144A
2.80%, due 01/25/2034 *		13	13
Total Asset-Backed Securities (cost $2,183)			2,209

MUNICIPAL GOVERNMENT OBLIGATIONS (1.1%)
Buckeye Tobacco Settlement Financing
5.88%, due 06/01/2047		500	403
Dallas Area Rapid Transit
5.00%, due 12/01/2036		3,000	3,008
New York City Municipal Water Finance
Authority -Class D
4.75%, due 06/15/2038		200	194
5.00%, due 06/15/2038		500	504
North Texas Municipal Water District
5.00%, due 09/01/2035		2,100	2,101
State of California
5.00%, due 11/01/2037		800	775
Tobacco Settlement Finance Authority of Rhode Island Series 2002-A, Class A
6.00%, due 06/01/2023		580	568
Tobacco Settlement Finance Authority
7.47%, due 06/01/2047		690	615
Total Municipal Government Obligations (cost $8,470)			8,168

CORPORATE DEBT SECURITIES (12.9%)
American Express Co.
7.00%, due 03/19/2018		1,320	1,313
8.15%, due 03/19/2038		380	393
American International Group, Inc. -144A
8.18%, due 05/15/2058		1,300	1,165
ANZ National International, Ltd. -144A
6.20%, due 07/19/2013		1,700	1,700
AT&T, Inc.
5.60%, due 05/15/2018		600	589
Atlantic & Western RE, Ltd. -144A
9.04%, due 01/09/2009 * §		700	695
Bank of America Corp.
8.13%, due 05/15/2018 Ž		5,800	5,395
Bear Stearns Cos., Inc.
6.95%, due 08/10/2012		1,700	1,752
C10 Capital SPV, Ltd. -144A
6.72%, due 12/31/2016 Ž		300	273
Citigroup Funding, Inc.
2.46%, due 04/23/2009 *		3,200	3,162
3.85%, due 05/07/2010 *		6,600	6,513
Citigroup, Inc.
2.84%, due 01/30/2009 *		500	497
8.30%, due 12/21/2057		800	730
Credit Suisse, Inc.
5.00%, due 05/15/2013		7,600	7,389
Ford Motor Credit Co. LLC
7.25%, due 10/25/2011		1,950	1,474
7.80%, due 06/01/2012		150	113
Foundation RE II, Ltd. -144A
9.55%, due 11/26/2010 * §		500	502
GAZ Capital SA -144A
7.34%, due 04/11/2013		300	304
8.15%, due 04/11/2018		400	405
General Electric Capital Corp.
2.83%, due 12/12/2008 *		500	500
6.50%, due 09/15/2067 -144A		1,900	3,512
GlaxoSmithKline Capital, Inc.
5.65%, due 05/15/2018		400	400
Goldman Sachs Group, Inc.
3.10%, due 06/28/2010 *		3,000	2,920
6.75%, due 10/01/2037		400	354
Green Valley, Ltd. -144A §
8.56%, due 01/10/2011 *	EUR	300	468
HBOS PLC -144A
6.75%, due 05/21/2018		$1,000	902
Kraft Foods, Inc.
6.00%, due 02/11/2013		700	710
6.13%, due 02/01/2018		600	586

		Principal	Value
Corporate Debt Securities (continued)
Longpoint RE, Ltd. -144A
8.06%, due 05/08/2010 * §		$600	$599
Metropolitan Life Global Funding I -144A
3.16%, due 04/13/2009 *		3,400	3,400
Morgan Stanley
4.90%, due 05/14/2010 *		9,400	9,325
6.63%, due 04/01/2018		1,700	1,574
Mystic RE, Ltd. -144A
11.68%, due 12/05/2008 * §		400	387
12.68%, due 06/07/2011 * §		1,000	1,018
National Australia Bank, Ltd. -144A
5.35%, due 06/12/2013		1,400	1,399
New York Life Global Funding -144A
4.65%, due 05/09/2013		1,600	1,586
Pacific Life Global Funding -144A
5.15%, due 04/15/2013		500	496
Public Service Electric & Gas Co.
5.30%, due 05/01/2018		600	585
Rabobank Nederland NV -144A
2.81%, due 01/15/2009 *		400	400
Residential Reinsurance 2007, Ltd. -144A
9.93%, due 06/07/2010 * §		1,600	1,601
Royal Bank of Scotland PLC
7.09%, due 09/29/2017 Ž	EUR	300	395
UBS AG
5.88%, due 12/20/2017		$700	681
Unicredit Luxembourg Finance SA -144A
2.85%, due 10/24/2008 *		900	899
Unicredito Italiano
3.07%, due 05/15/2009 – 05/18/2009 *		18,000	18,000
Vita Capital III, Ltd. -144A
3.91%, due 01/01/2012 * §		400	384
Wachovia Bank
3.70%, due 05/14/2010 *		7,300	7,265
Wachovia Bank NA
2.75%, due 12/02/2010 *		1,200	1,143
Wachovia Corp.
7.98%, due 03/15/2018 Ž		2,200	1,691
Wells Fargo & Co.
4.38%, due 01/31/2013		1,000	951
Wells Fargo Capital XIII
7.70%, due 03/26/2013 Ž		800	758
Total Corporate Debt Securities (cost $102,142)			99,253

	Shares
PREFERRED STOCKS (0.0%)
Wachovia Corp., 7.98% Ž €	400	350
Total Preferred Stocks (cost $400)		350

	Principal
COMMERCIAL PAPER (9.2%)
Barclays
2.69%, due 09/04/2008	9,700	9,675
Palisades, Ltd.
3.57%, due 08/19/2008	14,300	14,274
Societe Generale
2.65%, due 08/08/2008	3,500	3,499
2.75%, due 09/25/2008	8,900	8,863
UBS Finance, Inc.
2.83%, due 09/25/2008	2,650	2,639
2.85%, due 09/30/2008	5,400	5,374
Unicredito Italiano Bank Ireland PLC
2.98%, due 09/23/2008	3,900	3,883
Westpac Securities NZ, Ltd.
2.77%, due 09/18/2008	22,200	22,118
Total Commercial Paper (cost $70,325)		70,325

LOAN ASSIGNMENTS (0.7%)
DaimlerChrysler Finco
9.00%, due 08/03/2012	2,283	1,903
HCA, Inc.
7.60%, due 11/18/2013	3,061	2,876
Koch Forest Products, Inc.
4.74%, due 12/20/2012	978	922
Total Loan Assignments (cost $6,208)		5,701

REPURCHASE AGREEMENT (0.4%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $2,862 on 08/01/2008  °	2,862	2,862
Total Repurchase Agreement (cost $2,862)		2,862

SHORT-TERM U.S. GOVERNMENT OBLIGATION (0.2%)
U.S. Treasury Bill
Zero Coupon, due 09/25/2008	1,250	1,247
Total Short-Term U.S. Government Obligation (cost $1,247)		1,247

	Contracts (•)
PURCHASED OPTIONS (0.0%)
Covered Call Options (0.0%)
2-Year U.S. Treasury Future	415	6
Call Strike $111.00
Expires 08/22/2008
5-Year U.S. Treasury Future	146	1
Call Strike $126.00
Expires 08/22/2008
IRO 2-Year USD	9,300,000	44
Call Strike $3.50
Expires 02/02/2009 §

	Contracts (•)	Value
Covered Call Options (continued)
IRO 2-Year USD
Call Strike $3.45
Expires 08/03/2009 §	3,300,000	14
IRO 2-Year USD
Call Strike $3.85
Expires 08/03/2009 §	1,900,000	13
U.S. Treasury Bond
Call Strike $142.00
Expires 08/22/2008	678	11
Put Option (0.0%)
10-Year U.S. Treasury Note
Put Strike $92.00
Expires 08/22/2008	345	5
Total Purchased Options (cost $194)		94

	Notional Amount
PURCHASED SWAPTIONS (0.1%)
Covered Call Options (0.1%)
LIBOR Rate Swaption
Call Strike $1.39
Expires 07/08/2010 §	3,400	531
Put Options (0.0%)
LIBOR Rate Swaption
Put Strike $1.39
Expires 07/08/2010 §	3,400	113
TSY Inflation Swaption
Put Strike $101.50
Expires 08/04/2008 §	71,500	♦
Total Purchased Swaptions (cost $364)		644

Total Investment Securities (cost $1,374,823) #		$1,359,185

	Contracts (•)
WRITTEN OPTIONS (0.1%)
Covered Call Options (0.0%)
10-Year U.S Treasury Future
Call Strike $116.00
Expires 8/22/2008	236	(96)
10-Year U.S Treasury Future
Call Strike $117.00
Expires 8/22/2008	134	(25)
7-Year IRO USD
Call Strike $4.55
Expires 8/3/2009	600,000	(12)
U.S. Treasury Bond Future
Call Strike $120.00
Expires 8/22/2008	59	(6)
U.S. Treasury Bond Future
Call Strike $119.00
Expires 8/22/2008	58	(10)
U.S. Treasury Bond Future
Call Strike $117.00
Expires 8/22/2008	86	(47)
U.S. Treasury Note
Call Strike $115.00
Expires 8/22/2008	19	♦
Put Options (0.1%)
10-Year U.S Treasury Future
Put Strike $112.00
Expires 8/22/2008	129	(16)
10-Year U.S Treasury Future
Put Strike $111.00
Expires 8/22/2008	116	(7)
U.S. Treasury Bond
Put Strike $109.00
Expires 8/22/2008	28	(1)
U.S. Treasury Note
Put Strike $119.00
Expires 8/22/2008	134	(660)
Total Written Options (premiums: $945)		(880)

	Notional Amount
WRITTEN SWAPTIONS (0.2%)
Put Swaptions (0.0%)
LIBOR Rate Swaption
Put Strike $5.67
Expires 8/7/2008	$3,600	♦
LIBOR Rate Swaption
Put Strike $5.25
Expires 9/15/2008	8,000	(16)
LIBOR Rate Swaption
Put Strike $5.37
Expires 9/20/2010	11,000	(290)
Covered Call Swaptions (0.2%)
5-Year IRO USD
Call Strike $4.30
Expires 2/2/2009	4,000	(57)
5-Year IRO USD
Call Strike $4.15
Expires 8/3/2009	200	(2)
7-Year IRO USD
Call Strike $4.40
Expires 8/3/2009	900	(15)
LIBOR Rate Swaption
Call Strike $5.67
Expires 8/7/2008	3,600	(356)

	Notional Amount	Value
Covered Call Swaptions (continued)
LIBOR Rate Swaption
Call Strike $5.25
Expires 9/15/2008	$8,000	$(351)
LIBOR Rate Swaption
Call Strike $5.37
Expires 9/20/2010	11,000	(473)
Total Swaptions Written (premiums: $1,575)		$(1,560)

SWAP AGREEMENTS

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)
Receive a fixed rate equal to 4.25% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012. Counterparty: Deutsche Bank AG §	09/20/08	$200	$3

Receive a fixed rate equal to 1.40% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012. Counterparty: Barclays Bank PLC	09/20/08	600	(11)

Receive a fixed rate equal to 1.43% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012. Counterparty: Barclays Bank PLC	09/20/08	1,000	(18)

Receive a fixed rate equal to 1.40% and the Fund will pay to the counterparty at the notional amount in the event of default of Ford Motor Credit, 7.00%, due 10/01/2013. Counterparty: Goldman Sachs International	09/20/08	1,600	(22)

Receive a fixed rate equal to 5.05% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012. Counterparty: Goldman Sachs Capital Markets, LP §	09/22/08	3,400	46

Receive a fixed rate equal to 0.78% and The Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013. Counterparty: Barclays Bank PLC	12/22/08	1,700	(7)

Receive a fixed rate equal to 0.51% and The Fund will pay to the counterparty at the notional amount in the event of default of Republic of Indonesia Government Bond, 6.75%, due 03/10/2014. Counterparty: Deutsche Bank AG	12/22/08	1,700	(2)

Receive a fixed rate equal to 0.35% and The Fund will pay to the counterparty at the notional amount in the event of default of Republic of Peru Government Bond, 8.75%, due 11/21/2033. Counterparty: Barclays Bank PLC §	12/22/08	1,700	♦

Receive a fixed rate equal to 0.33% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030. Counterparty: Barclays Bank PLC	12/22/08	1,700	♦

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 0.30% and the Fund will pay to the counterparty at the notional amount in the event of default of Republic of Panama Government Bond, 8.875%, due 09/30/2027. Counterparty: Barclays Bank PLC	12/22/08	$1,700		$(1)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month JPY-LIBOR. Counterparty: Morgan Stanley Capital Services, Inc.	03/18/09	JPY	1,900,000	52

Receive a fixed rate equal to 5.0% and pay a floating rate based on 6-month GBP-LIBOR. Counterparty: Barclays Bank PLC	06/15/09	GBP	2,800	(11)

Receive a fixed rate equal to 6.00% and the Fund will pay a floating rate based on the6-month AUD-Bank Bill Rate. Counterparty: Barclays Bank PLC	12/15/09	AUD	8,900	(28)

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the6-month AUD-Bank Bill Rate. Counterparty: Morgan Stanley Capital Services, Inc.	12/15/09	AUD	9,600	(30)

Receive a fixed rate equal to 4.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Merrill Lynch International §	12/17/09	$700		♦

Receive a fixed rate equal to 4.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Deutsche Bank AG §	12/17/09	3,600		(5)

Receive a fixed rate equal to 4.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Royal Bank of Scotland PLC §	12/17/09	9,100		(27)

Receive a fixed rate equal to 4.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Morgan Stanley Capital Services Inc. §	12/17/09	61,400		(54)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month GBP-LIBOR. Counterparty: Barclays Bank PLC	12/21/09	GBP	17,800	(148)

Receive a fixed rate equal to 12.41% and the Fund will pay a floating rate based on theBRL-CDI. Counterparty: UBS AG	01/04/10	BRL	2,000	(29)

Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the6-month AUD-Bank Bill Rate. Counterparty: Royal Bank of Scotland PLC	01/15/10	AUD	1,100	(12)

Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the6-month AUD-Bank Bill Rate. Counterparty: JPMorgan Chase Bank	01/15/10	AUD	1,700	(20)

Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the6-month AUD-Bank Bill Rate. Counterparty: Citibank NA	01/15/10	AUD	2,700	(32)

Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the6-month AUD-Bank Bill Rate. Counterparty: Deutsche Bank AG	01/15/10	AUD	10,400	(120)

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 7.50% and the Fund will pay a floating rate based on the 3-month AUD- Bank Bill Rate. Counterparty: UBS AG §	03/15/10	AUD	38,600	$139

Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.50%. Counterparty: Morgan Stanley Capital Services Inc.	03/19/10	EUR	10,700	(95)

Receive a fixed rate equal to 4.50% and pay a floating rate based on 6-month EURIBOR. Counterparty: Deutsche Bank AG	03/19/10	EUR	10,700	(95)

Receive a fixed rate equal to 6.00% and the Fund will pay a floating rate based on 6-month GBP-LIBOR Counterparty: Deutsche Bank AG §	03/20/10	GBP	5,100	(30)

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the6-month AUD-Bank Bill Rate. Counterparty: Deutsche Bank AG	06/15/10	AUD	30,700	(172)

Receive a fixed rate equal to 4.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Merrill Lynch International §	06/17/10		$4,500	28

Receive a fixed rate equal to 4.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Royal Bank of Scotland PLC §	06/17/10		25,700	165

Receive a floating rate based on 6-month GBP - LIBOR and the Fund will pay a fixed rate equal to 5.0%. Counterparty: Royal Bank of Scotland PLC	09/15/10	GBP	3,400	19

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month GBP-LIBOR Counterparty: Royal Bank of Scotland PLC	09/15/10	GBP	5,100	62

Receive a fixed rate equal to 2.10% and the Fund will pay a floating rate based on FRCExcluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	10/15/10	EUR	5,000	(35)

Receive a fixed rate equal to 2.04% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Goldman Sachs Capital Markets, LP	02/21/11	EUR	5,500	(86)

Receive a fixed rate equal to 2.095% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: UBS AG	10/15/11	EUR	3,600	(61)

Receive a fixed rate equal to 2.0275% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: JPMorgan Chase Bank	10/17/11	EUR	1,400	(32)

Receive a fixed rate equal to 1.97% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: JPMorgan Chase Bank	12/15/11	EUR	2,200	(79)

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 1.99% and the Fund will pay a floating ate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: BNP Paribas	12/15/11	EUR	2,900	$(89)

Receive a fixed rate equal to 1.98% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Goldman Sachs Capital Markets, LP	12/15/11	EUR	7,400	(252)

Receive a fixed rate equal to 12.54% and the Fund will pay a floating rate based on theBRL-CDI. Counterparty: Lehman Brothers Special Finance, Inc.	01/02/12	BRL	200	(4)

Receive a fixed rate equal to 14.77% and the Fund will pay a floating rate based on theBRL-CDI. Counterparty: Merrill Lynch International §	01/02/12	BRL	200	♦

Receive a fixed rate equal to 14.77% and the Fund will pay a floating rate based on theBRL-CDI. Counterparty: Merrill Lynch International §	01/02/12	BRL	1,100	5

Receive a fixed rate equal to 12.54% and the Fund will pay a floating rate based on theBRL-CDI. Counterparty: Barclays Bank PLC	01/02/12	BRL	1,700	(27)

Receive a fixed rate equal to 10.12% and the Fund will pay a floating rate based on theBRL-CDI. Counterparty: Morgan Stanley Capital Services Inc.	01/02/12	BRL	3,000	(158)

Receive a fixed rate equal to 10.58% and the Fund will pay a floating rate based on theBRL-CDI. Counterparty: UBS AG	01/02/12	BRL	14,400	(736)

Receive a fixed rate equal to 10.68% and the Fund will pay a floating rate based on theBRL-CDI. Counterparty: Barclays Bank PLC	01/02/12	BRL	14,800	(603)

Receive a fixed rate equal to 12.54% and the Fund will pay a floating rate based on theBRL-CDI. Counterparty: Merrill Lynch International	01/02/12	BRL	27,600	(393)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	03/15/12	EUR	700	(29)

Receive a fixed rate equal to 1.98% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: BNP Paribas	03/15/12	EUR	1,100	(40)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC	03/28/12	EUR	200	(8)

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC	03/30/12	EUR	700	$(30)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	04/05/12	EUR	200	(8)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	04/30/12	EUR	500	(21)

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: Bear Stearns §	06/20/12		$99	6

Receive a fixed rate equal to 6.85% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC,6.875%, due 08/28/2012. Counterparty: Morgan Stanley Capital Services, Inc.	06/20/12		300	(74)

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: Barclays Bank PLC §	06/20/12		2,178	105

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: UBS AG §	06/20/12		2,376	124

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: Merrill Lynch International §	06/20/12		2,574	171

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: Morgan Stanley Capital Services, Inc. §	06/20/12		2,673	130

Receive a fixed rate equal to 3.05% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012. Counterparty: Barclays Bank PLC	09/20/12		100	(33)

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)
Receive a fixed rate equal to 1.12% and the Fund will pay to the counterparty at the notional amount in the event of default of Lehman Brothers Holdings,6.625%, due 1/18/2012. Counterparty: BNP Paribas	09/20/12	$200	$(17)

Receive a fixed rate equal to 1.20% and the Fund will pay to the counterparty at the notional amount in the event of default of Lehman Brothers Holdings,6.625%, due 1/18/2012. Counterparty: BNP Paribas	09/20/12	200	(17)

Receive a fixed rate equal to 3.80% and the Fund will pay to the counterparty at the notional amount in the event of default of Ford Motor Credit, 7.00%, due 10/01/2013. Counterparty: Barclays Bank PLC	09/20/12	300	(73)

Receive a fixed rate equal to 0.66% and the Fund will pay to the counterparty at the notional amount in the event of default of Lehman Brothers Holdings, 6.63% due 1/08/2012. Counterparty: Royal Bank of Scotland PLC	09/20/12	400	(41)

Receive from the counterparty a fixed rate equal to 0.80% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: Morgan Stanley Capital Services, Inc.	09/20/12	400	(8)

Receive a fixed rate equal to 7.00% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC,6.875%, due 08/28/2012. Counterparty: Bank of America	09/20/12	400	(99)

Receive a fixed rate equal to 3.80% and the Fund will pay to the counterparty at the notional amount in the event of default of Ford Motor Credit, 7.00%, due 10/01/2013. Counterparty: Morgan Stanley Capital Services, Inc.	09/20/12	500	(121)

Receive from the counterparty a fixed rate equal to 0.75% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: Morgan Stanley Capital Services, Inc.	09/20/12	500	(11)

Receive a fixed rate equal to 5.00% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012. Counterparty: Citibank NA §	09/20/12	600	175

Receive a fixed rate equal to 3.05% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012. Counterparty: Goldman Sachs International	09/20/12	700	(234)

Receive a fixed rate equal to 0.72% and the Fund will pay to the counterparty at the notional amount in the event of default of Bear Stearns Co Inc, 6.63% due 1/08/2012. Counterparty: Citibank NA	09/20/12	800	(7)

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)
Receive a fixed rate equal to 5.35% and the Fund will pay to the counterparty at the notional amount in the event of default of GMAC LLC, 6.88%, due 08/28/2012. Counterparty: Goldman Sachs Capital Markets, LP	09/20/12	$3,400	$(965)

Receive from the counterparty a fixed rate equal to 0.39% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: BNP Paribas §	12/20/12	200	7

Receive from the counterparty a fixed rate equal to 0.40% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: Citibank NA §	12/20/12	200	7

Receive a fixed rate equal to 6.51% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.HY-9 Index the remaining proportional interest payments on those defaulted securities. Counterparty: Merrill Lynch International §	12/20/12	200	10

Receive a fixed rate equal to 1.13% and the Fund will pay to the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.IG.9 5 Year Index, the remainingproportional interest payments on those defaulted securities. Counterparty: Morgan Stanley Capital Services §	12/20/12	400	5

Receive a fixed rate equal to 6.69% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.HY-9 Index the remaining interest payments on those defaulted securities. Counterparty: Merrill Lynch International §	12/20/12	400	24

Receive a fixed rate equal to 1.78% and the Fund will pay to the counterparty at the notional amount in the event of default of Bear Stearns Co Inc, 5.53% due 10/30/2015. Counterparty: Goldman Sachs International	12/20/12	500	(16)

Receive a fixed rate equal to 6.35% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.HY-9 Index the remaining proportional interest payments on those defaulted securities. Counterparty: Deutsche Bank AG §	12/20/12	900	42

Receive a fixed rate equal to 0.99% and the Fund will pay to the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.IG.9 5 Year Index, the remainingproportional interest payments on those defaulted securities. Counterparty: Deutsche Bank AG §	12/20/12	1,100	6

Receive a fixed rate equal to 6.57% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.HY-9 Index the remaining interest payments on those defaulted securities. Counterparty: Morgan Stanley Capital Markets §	12/20/12	1,300	71

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 6.55% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaininginterest payments on those defaulted securities. Counterparty: Barclays Bank PLC §	12/20/12		$1,400	$34

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-9 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 3.33%. Counterparty: Lehman Brothers, Inc.	12/20/12		1,600	(110)

Receive a fixed rate equal to 0.60% and the Fund will pay to the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.IG.5 10 Year Index, the remaininginterest payments on those defaulted securities. Counterparty: Merrill Lynch International §	12/20/12		4,800	170

Receive a fixed rate equal to 0.60% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 5 Year Index the remaininginterest payments on those defaulted securities Counterparty: Goldman Sachs Capital Markets	12/20/12		4,800	60

Receive a fixed rate equal to 1.4014% and the Fund will pay to the counterparty at thenotional amount in the event of default of Federal National Mortgage Association, 5.25%, due 08/01/2012. Counterparty: BNP Paribas	03/20/13		1,000	41

Receive a fixed rate equal to 1.01% and the Fund will pay to the counterparty at the notional amount in the event of default of General Electric Capital Corporation, 6.00%, due06/15/2012. Counterparty: Barclays Bank PLC	03/20/13		2,800	(34)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month GBP-LIBOR. Counterparty: Deutsche Bank AG	03/20/13	GBP	3,800	(196)

Receive a fixed rate equal to 1.55% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.10 5 Year Index the remaininginterest payments on those defaulted securities. Counterparty: Goldman Sachs International	06/20/13		$11,700	5

Receive a fixed rate equal to 1.55% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.10 5 Year Index the remaininginterest payments on those defaulted securities. Counterparty: Morgan Stanley Capital Services, Inc.	06/20/13		12,900	(49)

Receive a fixed rate equal to 1.55% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.10 5 Year Index the remaininginterest payments on those defaulted securities. Counterparty: Deutsche Bank AG	06/20/13		35,100	(84)

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 2.10% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy Corp., 6.88% due 01/15/2016 Counterparty: Credit Suisse International §	09/20/13		$75	$ ♦

Receive a fixed rate equal to 2.10% and the Fund will pay to the counterparty at the notional amount in the event of default of Chesapeake Energy Corp., 6.88% due 01/15/2016 Counterparty: Credit Suisse International §	09/20/13		850	(2)

Receive a fixed rate equal to 4.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Royal Bank of Scotland PLC	12/17/13		7,500	41

Receive a fixed rate equal to 4.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Morgan Stanley Capital Services Inc.	12/17/13		12,800	34

Receive a fixed rate equal to 2.35% and the Fund will pay a floating rate based on FRC- Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: JPMorgan Chase Bank	10/17/16	EUR	1,300	(17)

Receive a floating rate based on CPTFEMU Index and the Fund will pay a fixed rate equal to 2.275%. Counterparty: UBS AG	10/17/16	EUR	1,400	(21)

Receive a fixed rate equal to 2.35% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: UBS AG	10/17/16	EUR	1,400	(21)

Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on MXN TIIE-Banxico. Counterparty: Morgan Stanley Capital Services, Inc.	11/04/16	MXN	8,400	(58)

Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on the MXN TIIE-Banxico. Counterparty: Goldman Sachs Capital Markets LP	11/04/16	MXN	16,600	(109)

Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on the MXN TIIE-Banxico. Counterparty: Citibank NA	11/04/16	MXN	17,800	(121)

Receive a fixed rate equal to 8.33% and the Fund will pay a floating rate based on MXN TIIE-Banxico. Counterparty: Barclays Bank PLC	02/14/17	MXN	6,400	(37)

Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.00%. Counterparty: Credit Suisse International §	06/15/17	EUR	7,600	704

Receive a fixed rate equal to 3.25% and the Fund will pay a floating rate based on UK - Retail Price Index. Counterparty: Royal Bank of Scotland PLC	12/14/17	GBP	2,300	(198)

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 6.75% and the Fund will pay a floating rate based on the 6-month AUD-Bank Bill Rate. Counterparty: Barclays Bank PLC §	12/15/17	AUD	1,100	$24

Receive a fixed rate equal to 6.75% and the Fund will pay a floating rate based on the 6-month AUD-Bank Bill Rate. Counterparty: Morgan Stanley Capital Services, Inc. §	12/15/17	AUD	1,200	27

Receive a floating rate based on the 6-month JPY - LIBOR and the Fund will pay a fixed rate equal to 2.00%. Counterparty: Barclays Bank PLC	12/17/17	JPY	130,000	(23)

Receive a floating rate based on the 6-month JPY - LIBOR and the Fund will pay a fixed rate equal to 2.00%. Counterparty: Deutsche Bank AG	12/17/17	JPY	520,000	(95)

Receive a floating rate based on the 6-month JPY - LIBOR and the Fund will pay a fixed rate equal to 2.00%. Counterparty: Royal Bank of Scotland PLC	12/17/17	JPY	540,000	(100)

Receive a fixed rate equal to 3.1825% and the Fund will pay a floating rate based on UK - Retail Price Index. Counterparty: Royal Bank of Scotland PLC	12/19/17	GBP	3,500	(222)

Receive a fixed rate equal to 0.80% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining interest payments on those defaulted securities. Counterparty: Goldman Sachs International §	12/20/17		$2,000	62

Receive a fixed rate equal to 0.80% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining interest payments on those defaulted securities Counterparty: Lehman Brothers, Inc. §	12/20/17		2,100	65

Receive a fixed rate equal to 0.80% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining interest payments on those defaulted securities. Counterparty: Morgan Stanley Capital Services, Inc. §	12/20/17		4,000	70

Receive a fixed rate equal to 0.80% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining interest payments on those defaulted securities. Counterparty: Barclays Bank PLC §	12/20/17		9,500	251

Receive a fixed rate equal to 3.11% and the Fund will pay a floating rate based on UK - Retail Price Index Counterparty: Goldman Sachs Capital Markets	01/03/18	GBP	2,100	(236)

Receive a fixed rate equal to 2.71% and the Fund will pay a floating rate based on the USA-Non-Revised Consumer Price Index - Urban. Counterparty: Goldman Sachs International	01/08/18		$5,000	(128)

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 2.97% and the Fund will pay a floating rate based on the USA-Non-Revised Consumer Price Index - Urban. Counterparty: Goldman Sachs Capital Markets §	03/05/18		$2,000	$5

Receive a fixed rate equal to 2.98% and the Fund will pay a floating rate based on the USA-Non-Revised Consumer Price Index - Urban. Counterparty: Morgan Stanley Capital Services §	03/06/18		2,300	6

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Bank of America	12/17/18		7,600	(87)

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Morgan Stanley Capital Services Inc.	12/17/18		12,100	243

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC	12/17/18		16,200	(93)

Receive a floating rate based on the 3-month AUD-Bank Bill Rate and the Fund will pay a fixed rate equal to 7.00%. Counterparty: UBS AG §	03/15/19	AUD	3,500	2

Receive a floating rate based on 3-month USD- LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG	12/20/21		$1,200	(102)

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC	12/17/23		1,300	14

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Lehman Brothers Securities, Inc.	12/17/23		3,100	(5)

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Merrill Lynch International	12/17/23		4,700	(29)

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Bank of America	12/17/23		10,500	(127)

Receive a fixed rate equal to 3.44% and the Fund will pay a floating rate based on UK - Retail Price Index. Counterparty: Royal Bank of Scotland PLC	09/10/27	GBP	700	(102)

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Morgan Stanley Capital Services Inc. §	12/17/28		$1,300	♦

Receive a floating rate based on 6-month GBP - LIBOR and the Fund will pay a fixed rate equal to 4.00%. Counterparty: Royal Bank of Scotland PLC §	12/17/35	GBP	1,400	40

Receive a floating rate based on 6-month GBP - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC §	12/17/35	GBP	3,300	47

Receive a floating rate based on 6-month GBP - LIBOR and pay a fixed rate equal to 4.25%. Counterparty: HSBC Bank USA §	06/12/36	GBP	1,300	161

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Citibank NA. §	12/17/38		$400	$(1)

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC §	12/17/38		7,400	(143)

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Merrill Lynch International §	12/17/38		33,200	(885)

Receive a floating rate based on the 6-month GBP - LIBOR and the Fund will pay a fixed rate equal to 5.00% Counterparty: Barclays Bank PLC	03/18/39	GBP	800	(30)

Receive a floating rate based on the 6-month GBP - LIBOR and the Fund will pay a fixed rate equal to 5.00% Counterparty: Goldman Sachs Capital Markets	03/18/39	GBP	800	(19)

Receive a fixed rate equal to 0.08% and the Fund will pay a floating rate based on the Commercial Mortgage Backed Securities Index Counterparty: Morgan Stanley Capital Services	12/13/49		$4,200	250

Total Swap Agreements (Premium Paid $326)				$5,102

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts (•)	Date	Amount	(Depreciation)

10-Year Japan Bond	(2)	09/22/2008	$(2,524)	$(52)
2-Year U.S. Treasury Note	7	10/03/2008	1,484	17
3-Month Euro EURIBOR	75	06/15/2009	27,874	(154)
3-Month Euro EURIBOR	47	09/14/2009	17,484	(81)
3-Month Euro EURIBOR	(35)	09/15/2008	(12,970)	115
3-Month Euro EURIBOR	47	12/14/2009	17,484	(71)
3-Month Euro EURIBOR	6	12/15/2008	2,222	(15)
5-Year U.S. Treasury Note	24	10/03/2008	2,672	15
90-Day Euro	68	03/15/2010	16,306	(27)
90-Day Euro	22	06/14/2010	5,265	(1)
90-Day Euro	493	06/15/2009	119,232	234
90-Day Euro	349	09/14/2009	84,179	456
90-Day Euro	234	12/14/2009	56,254	(85)
90-Day GBP LIBOR	35	03/18/2009	8,195	(20)
90-Day Sterling	174	06/17/2009	40,801	(3)
90-Day Sterling	97	12/17/2008	22,647	(201)
Euro-BUND	(17)	09/10/2008	(2,984)	(19)
U.K. Long Gilt	(17)	09/30/2008	(3,615)	(38)
U.S. Long Bond	26	09/30/2008	3,003	(48)
			$403,009	$22

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)

Australian Dollar	(40)	08/07/2008	$(39)	$1
Brazilian Real	20,585	12/02/2008	11,851	907
Brazilian Real	(7,823)	12/02/2008	(4,324)	(524)
Canadian Dollar	599	08/11/2008	587	(3)
Canadian Dollar	(368)	08/11/2008	(364)	5
Chinese Yuan Renminbi	43,219	03/02/2009	6,106	390
Chinese Yuan Renminbi	(43,219)	03/02/2009	(6,182)	(315)
Chinese Yuan Renminbi	13,902	07/15/2009	2,143	(14)
Euro	(2,947)	08/26/2008	(4,673)	81
Japanese Yen	(1,730,383)	09/08/2008	(16,076)	34
Malaysian Ringgit	2,301	02/12/2009	720	(13)
Malaysian Ringgit	255	08/04/2008	79	(1)
Malaysian Ringgit	(192)	08/04/2008	(59)	♦
Malaysian Ringgit	2,128	11/12/2008	662	(9)
Mexican Peso	10,362	11/19/2008	977	40
Philippines Peso	20,553	08/22/2008	506	(41)
Philippines Peso	(11,700)	08/22/2008	(265)	♦
Philippines Peso	11,700	11/12/2008	264	(1)
Poland Zloty	7,517	05/06/2009	3,331	241
Republic of Korea Won	434,052	08/04/2008	457	(28)
Republic of Korea Won	(434,052)	08/04/2008	(418)	(11)
Russian Ruble	1,112	05/06/2009	46	1
Russian Ruble	116,367	11/19/2008	4,708	241
Russian Ruble	(39,355)	11/19/2008	(1,567)	(107)
Singapore Dollar	4,029	11/21/2008	2,950	9
Swiss Franc	(640)	09/09/2008	(615)	4
British Pound Sterling	46	08/04/2008	92	♦
British Pound Sterling	132	08/11/2008	260	1
British Pound Sterling	(9,159)	08/11/2008	(18,083)	(50)
			$(16,926)	$838

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note.
¡	$2,555 was on deposit with the broker to cover margin requirements for open futures contracts.
▲	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 0.00%, a maturity date of 11/13/2008, and with a market value plus accrued interest of $3,234.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
§	Illiquid. These securities aggregated to $6,369 or 0.83% of the Fund’s net assets.
•	Contract amounts are not in thousands.
♦	Value is less than $1.
€	Interest rate shown reflects the yield at July 31, 2008.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $1,374,823. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,712 and $19,350 respectively. Net unrealized depreciation for tax purposes is $15,638.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities aggregated to $22,435 or 2.92% of the Fund’s net assets.

TBA

To Be Announced. Securities are purchased on a forward commitment basis with approximate principal amount and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

AUD	Australian Dollar
BRL	Brazilian Real
CPI	Consumer Price Index
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
LLC	Limited Liability Corporation
MXN	Mexican Peso
PLC	Public Limited Company
TIPS	Treasury Inflation Protected Security
IRO	Interest Rate Option
LIBOR	London Interbank Offered Rate
EURIBOR	Europe Interbank Offered Rate

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS
At July 31, 2008
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION (0.1%)
U.S. Treasury Bill
Zero Coupon, due 09/11/2008	$750		$749
Total Short-Term U.S. Government Obligation (cost $749)			749

U.S. GOVERNMENT OBLIGATIONS (2.1%)
U.S. Treasury Bond
4.38%, due 02/15/2038		6,000	5,782
U.S. Treasury Inflation Indexed Bond
2.38%, due 01/15/2025 – 01/15/2027		4,042	4,176
U.S. Treasury Note
3.88%, due 05/15/2018		2,700	2,677
Total U.S. Government Obligations (cost $12,562)			12,635

U.S. GOVERNMENT AGENCY OBLIGATIONS (67.6%)
Fannie Mae
2.81%, due 09/25/2042 *		633	623
3.99%, due 11/01/2033 *		360	363
4.00%, due 07/01/2015		2,388	2,356
4.15%, due 03/01/2034 *		660	664
4.49%, due 03/01/2044 – 10/01/2044 *		3,035	3,041
4.64%, due 07/25/2034 * § ¡		3,538	278
4.71%, due 09/01/2035 *		1,436	1,447
4.72%, due 07/01/2035 *		1,120	1,123
5.00%, due 06/01/2013 – 07/01/2037		26,056	25,172
5.46%, due 06/01/2037 *		9,927	10,104
5.50%, due 07/01/2016 – 04/01/2038		108,342	106,468
6.00%, due 10/01/2034 – 05/01/2038		20,260	20,378
6.02%, due 01/01/2028 *		68	70
6.30%, due 10/17/2038		1,494	1,495
6.50%, due 08/01/2029 – 11/01/2037		1,811	1,868
6.86%, due 01/01/2026 *		4	4
Fannie Mae, TBA
4.50%, due 08/01/2038		4,000	3,662
5.00%, due 08/01/2023 – 08/01/2038		58,600	55,643
5.50%, due 08/01/2023 – 08/01/2038		14,500	14,422
6.00%, due 08/01/2038		700	703
Freddie Mac
4.00%, due 05/01/2014		776	765
4.08%, due 11/01/2033 *		350	357
4.21%, due 03/01/2034 *		422	426
4.24%, due 03/01/2034 *		340	342
4.50%, due 06/15/2017 – 09/15/2018		3,883	3,873
4.73%, due 10/25/2044 *		635	614
4.74%, due 09/01/2035 *		1,282	1,291
5.00%, due 02/15/2020 – 04/15/2030		24,346	24,582
5.09%, due 01/01/2036 *		6,459	6,558
5.30%, due 09/01/2035 *		1,054	1,067
5.50%, due 03/15/2017 – 04/01/2037		3,856	3,783
6.50%, due 04/15/2029 – 07/25/2043		41	43
Freddie Mac, TBA
5.50%, due 08/01/2038		74,700	73,019
Ginnie Mae
4.10%, due 04/16/2033 – 10/16/2033 * § ¡		3,282	283
4.14%, due 08/16/2033 – 09/20/2034 * § ¡		7,254	530
5.38%, due 05/20/2024 *		72	73
5.50%, due 03/15/2032 – 05/15/2036		2,484	2,471
6.50%, due 07/15/2023 – 06/20/2032		341	353
Ginnie Mae, TBA
5.00%, due 08/01/2038		22,000	21,244
6.00%, due 08/01/2038 – 09/01/2038		5,000	5,050
6.50%, due 08/01/2038		16,000	16,475
Total U.S. Government Agency Obligations (cost $412,709)			413,083

FOREIGN GOVERNMENT OBLIGATIONS (4.2%)
Bundesrepublik Deutschland
4.25%, due 07/04/2039	EUR	2,400	3,501
4.75%, due 07/04/2034	EUR	7,200	11,300
5.50%, due 01/04/2031	EUR	5,900	10,134
Korea Expressway Corp. -144A
5.13%, due 05/20/2015	$200		187
Malaysian Government Bond
7.50%, due 07/15/2011		10	11
Republic of Brazil
10.25%, due 01/10/2028	BRL	1,000	578
Republic of South Africa
5.25%, due 05/16/2013	EUR	90	133
Total Foreign Government Obligations (cost $24,994)			25,844

MORTGAGE-BACKED SECURITIES (9.6%)
Banc of America Funding Corp.
Series 2005-D, Class A1
4.11%, due 05/25/2035 *	$1,586		1,383
Banc of America Funding Corp.
Series 2006-J, Class 4A1
6.14%, due 01/20/2047		165	126
BCAP LLC Trust
Series 2006-AA2, Class A1
2.63%, due 01/25/2037 *		785	468
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
4.54%, due 08/25/2033		1,965	1,842
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-8, Class 2A1
4.74%, due 01/25/2034 *		38	37
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-8, Class 4A1
4.60%, due 01/25/2034		67	62
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A2
4.13%, due 03/25/2035 *		1,979	1,893

	Principal	Value
Mortgage Backed Securities (continued)
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-5, Class A2
4.55%, due 08/25/2035 *	$515	$441
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-7, Class 22A1
5.71%, due 09/25/2035	418	340
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-9, Class A1
4.63%, due 10/25/2035 *	807	750
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-6, Class 32A1
5.80%, due 11/25/2036	485	328
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class A4
5.70%, due 06/11/2050	800	735
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
5.67%, due 01/26/2036	431	351
CC Mortgage Funding Corp.
Series 2004-3A, Class A1-144A
2.71%, due 08/25/2035 *	344	305
Citigroup Commercial Mortgage Trust
Series 2006-FL2, Class A1-144A
2.53%, due 08/15/2021 *	35	33
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
4.25%, due 08/25/2035 *	582	550
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 1A1
4.90%, due 10/25/2035 *	1,593	1,468
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, due 10/25/2032	9	8
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A8
4.50%, due 06/25/2035	297	295
Countrywide Alternative Loan Trust
Series 2005-81, Class A1
2.74%, due 02/25/2037 *	782	500
Countrywide Alternative Loan Trust
Series 2006-30T1, Class 1A3
6.25%, due 11/25/2036	794	701
Countrywide Alternative Loan Trust
Series 2006-J8, Class A2
6.00%, due 02/25/2037	695	622
Countrywide Alternative Loan Trust
Series 2007-2CB, Class 1A13
5.75%, due 03/25/2037 *	700	560
Countrywide Alternative Loan Trust
Series 2007-HY4, Class 1A1
5.46%, due 06/25/2037	1,416	1,198
Countrywide Alternative Loan Trust
Series 2007-OA6, Class A1B
2.66%, due 06/25/2037 *	1,519	937
Countrywide Home Loan Mortgage
Series 2002-30, Class M
7.06%, due 10/19/2032 *	18	17
Countrywide Home Loan Mortgage
Pass-Through Trust
Series 2004-12, Class 12A1
4.71%, due 08/25/2034	740	665
Countrywide Home Loan Mortgage
Pass-Through Trust
Series 2004-R1, Class 2A-144A
6.50%, due 11/25/2034	873	849
Countrywide Home Loan Mortgage
Pass-Through Trust
Series 2005-R2, Class 1AF1-144A
2.80%, due 06/25/2035 *	2,544	2,240
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2002-P1A, Class A-144A
3.43%, due 03/25/2032 *	1	1
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, due 09/15/2039	2,800	2,613
CS First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
5.04%, due 06/25/2033	1,505	1,459
Deutsche Alt-A Securities, Inc.
Series 2005-6, Class 2A3
5.50%, due 12/25/2035	900	722
Deutsche Alt-A Securities, Inc.
Series 2006-AR6, Class A1
2.54%, due 02/25/2037 *	687	646
Deutsche Alt-A Securities, Inc.
Series 2007-AR1, Class A3B
2.53%, due 01/25/2047 *	927	863
First Horizon Alternative Mortgage Securities
Series 2007-FA4, Class 1A8
6.25%, due 08/25/2037	671	644
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
5.37%, due 08/25/2035 *	119	107
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.44%, due 03/10/2039	1,000	913
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1-144A
2.55%, due 03/06/2020 *	825	760
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035 *	240	216
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
2.70%, due 03/19/2037 *	2,080	1,291
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A11
2.55%, due 01/19/2038 *	501	456

	Principal	Value
Mortgage Backed Securities (continued)
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A2A
2.65%, due 01/19/2038 *	$1,005	$610
Harborview Mortgage Loan Trust
Series 2007-1, Class 2A1A
2.61%, due 04/19/2038 *	1,583	982
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
5.04%, due 12/25/2034	66	55
IndyMac Index Mortgage Loan Trust
Series 2006-AR14, Class 1A1A
2.55%, due 11/25/2046 *	711	664
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.02%, due 02/25/2035 *	449	398
JPMorgan Mortgage Trust
Series 2007-A1, Class 5A5
4.77%, due 07/25/2035 *	1,603	1,450
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, due 09/15/2045	1,900	1,769
Lehman XS Trust
Series 2006-10N, Class 1A1A
2.54%, due 07/25/2046 *	177	173
Master Alternative Loans Trust
Series 2006-2, Class 2A1
2.86%, due 03/25/2036 *	220	156
Mellon Residential Funding Corp.
Series 2000-TBC3, Class A1
2.90%, due 12/15/2030 *	610	566
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A
2.67%, due 02/25/2036 *	223	179
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2007-9, Class A4
5.70%, due 09/12/2049	1,500	1,381
MID-State Trust
Series 4, Class A
8.33%, due 04/01/2030	314	262
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 3A
3.46%, due 10/25/2035 *	55	50
MLCC Mortgage Investors, Inc.
Series 2005-3, Class 4A
2.71%, due 11/25/2035 *	62	56
Morgan Stanley Capital I
Series 2007-XLFA, Class A1-144A
2.53%, due 10/15/2020 *	755	695
Residential Accredit Loans, Inc.
Series 2006-QO3, Class A1
2.67%, due 04/25/2046 *	760	482
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A1
2.64%, due 06/25/2046 *	458	285
Residential Accredit Loans, Inc.
Series 2006-QO7, Class 3A1
2.56%, due 09/25/2046 *	610	409
Residential Asset Securitization Trust
Series 2006-R1, Class A2
2.86%, due 01/25/2046 *	443	312
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, due 03/25/2032	9	9
Sequoia Mortgage Trust
Series 10, Class 2A1
2.84%, due 10/20/2027 *	48	42
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-19, Class 2A1
4.69%, due 01/25/2035 *	274	259
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
2.79%, due 09/19/2032 *	29	26
Structured Asset Mortgage Investments, Inc.
Series 2005-AR5, Class A1
2.71%, due 07/19/2035 *	46	29
Structured Asset Mortgage Investments, Inc.
Series 2005-AR5, Class A2
2.71%, due 07/19/2035 *	86	78
Structured Asset Mortgage Investments, Inc.
Series 2005-AR5, Class A3
2.71%, due 07/19/2035 *	165	135
Structured Asset Mortgage Investments, Inc.
Series 2005-AR8, Class A1A
2.74%, due 02/25/2036 *	741	482
Structured Asset Mortgage Investments, Inc.
Series 2006-AR3, Class 12A1
2.68%, due 05/25/2036 *	854	524
Structured Asset Securities Corp.
Series 2003-22A, Class 2A1
4.77%, due 06/25/2033	1,778	1,553
TBW Mortgage Backed Pass-Through Certificates
Series 2006-6, Class A1
2.57%, due 01/25/2037 *	612	589
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1
2.57%, due 11/25/2046 *	971	930
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1-144A
2.55%, due 09/15/2021 *	1,372	1,288
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A5
5.34%, due 12/15/2043	2,100	1,896
WAMU Mortgage Pass Through Certificates
Series 2006-AR9, Class 2A
4.42%, due 08/25/2046 *	768	608

	Principal	Value
Mortgage Backed Securities (continued)
WAMU Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
4.36%, due 02/27/2034 *	$31	$29
WAMU Mortgage Pass-Through Certificates
Series 2002-AR9, Class 1A
4.69%, due 08/25/2042 *	17	15
WAMU Mortgage Pass-Through Certificates
Series 2003-AR5, Class A7
4.56%, due 06/25/2033 *	1,092	1,065
WAMU Mortgage Pass-Through Certificates
Series 2003-AR9, Class 2A
4.04%, due 09/25/2033 *	2,368	2,270
WAMU Mortgage Pass-Through Certificates
Series 2003-R1, Class A1
3.00%, due 12/25/2027 *	1,107	1,012
WAMU Mortgage Pass-Through Certificates
Series 2006-AR19, Class 1A1A
4.02%, due 01/25/2047 *	1,212	777
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, due 11/25/2018	662	637
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC, Class A1
4.94%, due 01/25/2035 *	551	511
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR11, Class A2
5.51%, due 08/25/2036	360	334
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR4, Class 2A6
5.77%, due 04/25/2036 *	387	286
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR8, Class 2A4
5.24%, due 04/25/2036	1,892	1,822
Total Mortgage-Backed Securities (cost $66,639)		58,535

ASSET-BACKED SECURITIES (6.5%)
Accredited Mortgage Loan Trust
Series 2007-1, Class A1
2.51%, due 02/25/2037 *	1,041	983
ACE Securities Corp.
Series 2006-NC1, Class A2B
2.61%, due 12/25/2035 *	650	640
ACE Securities Corp.
Series 2006-NC3, Class A2A
2.51%, due 12/25/2036 *	425	402
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
2.75%, due 07/25/2032 *	4	3
Argent Securities, Inc.
Series 2006-M3, Class A2A
2.51%, due 10/25/2036 *	422	411
Asset Backed Funding Certificates
Series 2004-OPT5, Class A1
2.81%, due 06/25/2034 *	406	353
Asset Backed Funding Certificates
Series 2006-HE1, Class A2A
2.52%, due 01/25/2037 *	708	686
Asset Backed Funding Certificates
Series 2006-OPT2, Class A3A
2.52%, due 10/25/2036 *	372	368
Aurum CLO
Series 2002-1A, Class A1-144A
3.22%, due 04/15/2014 *	1,370	1,318
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
3.12%, due 10/25/2032 *	28	24
Bear Stearns Asset Backed Securities Trust
Series 2006-SD4, Class 1A1
5.40%, due 10/25/2036	1,159	823
Bear Stearns Asset Backed Securities Trust
Series 2007-AQ1, Class A1
2.57%, due 11/25/2036 *	1,415	1,263
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A1
2.51%, due 10/25/2036 *	587	581
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH3, Class A1
2.51%, due 10/25/2036 *	141	141
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH3, Class A2
2.56%, due 10/25/2036 *	1,300	1,211
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AHL1, Class A2A
2.50%, due 12/25/2036 * §	1,400	1,328
Countrywide Asset-Backed Certificates
Series 2006-23, Class 2A1
2.51%, due 05/25/2037 *	1,519	1,467
Countrywide Asset-Backed Certificates
Series 2006-26, Class 2A1
2.54%, due 06/25/2037 *	1,129	1,111
Countrywide Asset-Backed Certificates
Series 2006-SD1, Class A1-144A
2.62%, due 02/25/2036 *	133	120
Countrywide Asset-Backed Certificates
Series 2007-1, Class 2A1
2.51%, due 07/25/2037 *	1,330	1,284
Countrywide Asset-Backed Certificates
Series 2007-7, Class 2A1
2.54%, due 10/25/2037 *	253	246
Credit-Based Asset Servicing And Securitization LLC
Series 2007-CB1, Class AF1A
2.53%, due 01/25/2037 *	1,298	1,204
Credit-Based Asset Servicing And Securitization LLC
Series 2007-SP1, Class A1-144A
2.55%, due 12/25/2037 *	787	752

	Principal	Value
Asset Backed Securities (continued)
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF1, Class A2C
2.83%, due 12/25/2034 *	$118	$98
First Franklin Mortgage Loan Asset Backed Certificates
Series 2007-FF1, Class A2A
2.50%, due 01/25/2038 *	1,128	1,089
Fremont Home Loan Trust
Series 2006-E, Class 2A1
2.52%, due 01/25/2037 *	958	911
GSAMP Trust
Series 2006-S2, Class A1A
2.53%, due 01/25/2036 *	28	27
HFC Home Equity Loan Asset Backed Certificates
Series 2006-4, Class A1V
2.53%, due 03/20/2036 *	185	182
Home Equity Asset Trust
Series 2002-1, Class A4
3.06%, due 11/25/2032 *	1	1
HSI Asset Securitization Corp. Trust
Series 2007-OPT1, Class 2A1
2.51%, due 12/25/2036 *	1,229	1,160
JPMorgan Mortgage Acquisition Corp.
Series 2006-CH1, Class A2
2.51%, due 07/25/2036 *	346	337
JPMorgan Mortgage Acquisition Corp.
Series 2006-CH2, Class AV2
2.51%, due 10/25/2036 *	1,917	1,803
Lehman XS Trust
Series 2006-16N, Class A1A
2.54%, due 11/25/2046 *	610	579
Lehman XS Trust
Series 2006-17, Class WF11
2.58%, due 11/25/2036 *	363	354
Long Beach Mortgage Loan Trust
Series 2006-9, Class 2A1
2.52%, due 10/25/2036 *	532	507
Merrill Lynch Mortgage Investors, Inc.
Series 2006-FF1, Class A2A
2.53%, due 08/25/2036 *	337	327
Morgan Stanley ABS Capital I
Series 2006-HE8, Class A2A
2.51%, due 10/25/2036 *	591	575
Morgan Stanley ABS Capital I
Series 2007-NC1, Class A2A
2.51%, due 11/25/2036 *	870	854
Morgan Stanley Capital I
Series 2006-HE7, Class A2A
2.51%, due 09/25/2036 *	470	465
Morgan Stanley Capital I
Series 2007-HE2, Class A2A
2.50%, due 01/25/2037 *	1,230	1,151
Morgan Stanley Home Equity Loans
Series 2007-1, Class A1
2.51%, due 12/25/2036 *	1,775	1,732
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1
6.00%, due 07/25/2047	681	582
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
2.53%, due 01/25/2047 *	1,441	1,337
Morgan Stanley Mortgage Loan Trust
Series 2007-8XS, Class A1
5.75%, due 04/25/2037	747	654
Nationstar Home Equity Loan Trust
Series 2007-A, Class AV1
2.52%, due 03/25/2037 *	781	756
Nelnet Student Loan Trust
Series 2005-2, Class A2
2.81%, due 12/22/2014 *	13	13
Option One Mortgage Loan Trust
Series 2007-1, Class 2A1
2.51%, due 01/25/2037 *	755	737
Park Place Securities, Inc.
Series 2005-WCW1, Class A1B
2.72%, due 09/25/2035 *	77	73
Ras Laffan Liquefied Natural Gas Co., Ltd. -144A
3.44%, due 09/15/2009	29	29
Residential Asset Securities Corp.
Series 2006-EMX9, Class 1A1
2.87%, due 11/25/2036 *	538	528
Residential Asset Securities Corp.
Series 2006-KS9, Class AI1
2.53%, due 11/25/2036 *	493	487
Residential Asset Securities Corp.
Series 2007-KS2, Class AI1
2.53%, due 02/25/2037 *	1,709	1,615
Saxon Asset Securities Trust
Series 2006-3, Class A1
2.52%, due 11/25/2036 *	343	336
SBI Heloc Trust
Series 2006-1A, Class 1A2A-144A
2.63%, due 08/25/2036 *	83	79
Securitized Asset Backed Receivables LLC Trust
Series 2007-HE1, Class A2A
2.52%, due 12/25/2036 *	256	240
SLM Student Loan Trust
Series 2007-3, Class A1
2.79%, due 10/27/2014 *	871	867
Small Business Administration
Series 2003-20I, Class 1
5.13%, due 09/01/2023	65	64
Small Business Administration
Series 2004-20C, Class 1
4.34%, due 03/01/2024	424	401
Small Business Administration
Series 2004-P10A, Class 1
4.50%, due 02/01/2014	158	151

	Principal	Value
Asset Backed Securities (continued)
Soundview Home Equity Loan Trust
Series 2006-3, Class A1
2.50%, due 11/25/2036 *	$ ♦	$ ♦
Structured Asset Securities Corp.
Series 2002-HF1, Class A
2.75%, due 01/25/2033 *	4	4
Structured Asset Securities Corp.
Series 2006-BC3, Class A2
2.51%, due 10/25/2036 *	572	550
Structured Asset Securities Corp.
Series 2006-BC6, Class A2
2.54%, due 01/25/2037 *	907	855
Wells Fargo Home Equity Trust
Series 2006-3, Class A1
2.51%, due 01/25/2037 *	546	531
Total Asset-Backed Securities (cost $41,869)		39,760

MUNICIPAL GOVERNMENT OBLIGATIONS (2.2%)
Buckeye Tobacco Settlement Financing
5.88%, due 06/01/2047	600	484
Chicago Board of Education, IL -Class A
5.00%, due 12/01/2012	255	274
Chicago Transit Authority Series B
6.90%, due 12/01/2040	5,300	5,300
City of Chicago, IL Series 1287, Class 1287
9.83%, due 01/01/2014 *	2,430	1,877
City of Houston Texas
5.00%, due 11/15/2036	400	401
Los Angeles Community College District
5.00%, due 08/01/2027	1,600	1,625
Los Angeles Unified School District Series A
4.50%, due 01/01/2028	1,200	1,102
Tobacco Settlement Finance Authority
7.47%, due 06/01/2047	1,185	1,057
Tobacco Settlement Financing Corp. Series 1
5.00%, due 06/01/2041	1,400	992
5.25%, due 06/01/2019	200	211
5.50%, due 06/01/2026	200	219
5.88%, due 05/15/2039	40	35
Total Municipal Government Obligations (cost $14,331)		13,577

CORPORATE DEBT SECURITIES (31.0%)
Airlines (0.1%)
Continental Airlines, Inc.
7.06%, due 09/15/2009	200	192
United Airlines, Inc.
6.20%, due 09/01/2008	82	80
6.60%, due 09/01/2013	36	35
Automobiles (0.5%)
Daimler Finance North America LLC
3.14%, due 03/13/2009 *	300	299
3.33%, due 10/31/2008 *	2,000	1,998
General Motors Corp.
8.38%, due 07/05/2033	800	605
Capital Markets (5.2%)
Goldman Sachs Group, Inc.
6.25%, due 09/01/2017	4,500	4,394
6.75%, due 10/01/2037	3,300	2,917
Lehman Brothers Holdings, Inc.
2.85%, due 12/23/2008 *	1,600	1,577
2.88%, due 10/22/2008 *	200	198
5.63%, due 01/24/2013	4,100	3,833
6.75%, due 12/28/2017	1,700	1,546
6.88%, due 05/02/2018	500	469
Merrill Lynch & Co., Inc.
2.83%, due 12/22/2008 *	300	297
2.84%, due 10/23/2008 *	1,300	1,292
6.05%, due 08/15/2012	200	191
6.40%, due 08/28/2017	400	365
6.88%, due 04/25/2018	7,400	6,927
Morgan Stanley
3.24%, due 10/18/2016 *	2,800	2,307
5.95%, due 12/28/2017	5,600	4,937
6.00%, due 04/28/2015	700	657
Commercial Banks (9.9%)
American Express
5.50%, due 04/16/2013	2,100	2,033
ANZ National International, Ltd. -144A
6.20%, due 07/19/2013 §	6,100	6,102
Bank of America Corp.
2.64%, due 02/27/2009 *	3,000	2,996
Bank of Ireland
2.82%, due 12/19/2008 *	1,600	1,599
Barclays Bank PLC
5.45%, due 09/12/2012	4,100	4,112
6.05%, due 12/04/2017 -144A	2,600	2,505
7.43%, due 12/15/2017 -144A Ž	900	775
7.70%, due 04/25/2018 -144A Ž	2,800	2,703
China Development Bank
5.00%, due 10/15/2015	100	97
Citigroup, Inc.
8.30%, due 12/21/2057	1,400	1,278
Credit Suisse, Inc.
5.00%, due 05/15/2013	8,900	8,653
Deutsche Bank AG
6.00%, due 09/01/2017	3,600	3,603
Export-Import Bank of China -144A
5.25%, due 07/29/2014	250	252
Export-Import Bank of Korea -144A
3.01%, due 10/04/2011 *	2,500	2,507
General Electric Capital Corp.
2.82%, due 03/12/2010 *	300	298
5.88%, due 01/14/2038	3,000	2,694
6.38%, due 11/15/2067	300	277
6.50%, due 09/15/2067 -144A §	1,600	2,958
HSBC Capital Funding LP -144A
10.18%, due 06/30/2030 Ž q	150	178
KBC Bank Funding Trust III -144A
9.86%, due 11/02/2009 Ž	15	15

		Principal	Value
Commercial Banks (continued)
Rabobank Capital Funding II -144A
5.26%, due 12/31/2013 Ž		$210	$190
Rabobank Capital Funding Trust -144A
5.25%, due 10/21/2016 Ž		280	235
Rabobank Nederland NV -144A
2.81%, due 01/15/2009 *		1,100	1,099
Royal Bank of Scotland PLC
7.64%, due 09/29/2017 Ž		3,000	2,506
Santander SA -144A
2.73%, due 11/20/2009 *		1,500	1,486
2.86%, due 02/06/2009 *		1,100	1,097
Sumitomo Mitsui Banking Corp. -144A
5.63%, due 10/15/2015 Ž q		150	135
UBS AG
5.88%, due 12/20/2017		2,400	2,335
Unicredit Luxembourg Finance SA -144A
2.85%, due 10/24/2008 *		1,300	1,299
VTB Capital SA for Vneshtorgbank -144A
3.38%, due 08/01/2008 *		700	700
Wachovia Corp.
7.98%, due 03/15/2018 Ž		5,200	3,996
Communications Equipment (0.0%)
Nortel Networks, Ltd.
10.13%, due 07/15/2013		100	98
Construction Materials (0.2%)
C8 Capital Spv, Ltd. -144A
6.64%, due 12/31/2014 Ž		1,000	913
Consumer Finance (3.8%)
American Express Co.
6.15%, due 08/28/2017		1,400	1,327
American Express Credit Corp.
5.88%, due 05/02/2013		6,000	5,851
American Honda Finance Corp. -144A
2.74%, due 03/09/2009 *		2,000	1,998
Capital One Financial Corp.
6.75%, due 09/15/2017		1,500	1,452
Ford Motor Credit Co. LLC
7.25%, due 10/25/2011		100	76
7.80%, due 06/01/2012		1,100	826
9.75%, due 09/15/2010		400	345
GMAC LLC
4.05%, due 05/15/2009 *		300	266
6.63%, due 05/15/2012		900	566
7.00%, due 02/01/2012		1,500	949
7.25%, due 03/02/2011		300	206
HSBC Finance Corp.
2.81%, due 12/05/2008 *		2,100	2,093
2.87%, due 03/12/2010 *		2,400	2,336
6.38%, due 10/15/2011		4,500	4,608
Diversified Financial Services (4.1%)
Bank of America Corp.
5.65%, due 05/01/2018		3,900	3,640
8.00%, due 01/30/2018 Ž		3,100	2,860
8.13%, due 05/15/2018 Ž		5,400	5,023
C10 Capital Spv, Ltd., Reg S
6.72%, due 12/31/2016 Ž		1,300	1,193
Citigroup, Inc.
2.85%, due 12/26/2008 *		1,500	1,496
5.50%, due 04/11/2013		2,200	2,149
8.40%, due 04/30/2018 Ž		4,100	3,511
JPMorgan Chase & Co.
7.90%, due 04/30/2018 Ž		2,000	1,850
Petroleum Export, Ltd. -144A
5.27%, due 06/15/2011		120	117
Santander SA -144A
6.67%, due 10/24/2017 Ž		900	852
Williams Cos., Inc. -144A
6.75%, due 04/15/2009		2,600	2,632
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
4.13%, due 09/15/2009		575	577
5.50%, due 02/01/2018		2,000	1,952
6.30%, due 01/15/2038		800	753
Deutsche Telekom International
8.13%, due 05/29/2012	EUR	124	208
KT Corp. -144A
4.88%, due 07/15/2015		$200	186
Electric Utilities (0.2%)
Entergy Gulf States, Inc.
5.70%, due 06/01/2015		200	192
Florida Power Corp.
4.80%, due 03/01/2013		450	449
Niagara Mohawk Power Corp.
7.75%, due 10/01/2008		250	251
PSEG Power LLC
6.95%, due 06/01/2012		210	219
Food & Staples Retailing (0.4%)
New Albertsons, Inc.
6.95%, due 08/01/2009		1,200	1,206
Wal-Mart Stores, Inc.
5.80%, due 02/15/2018		800	827
6.50%, due 08/15/2037		300	301
Food Products (0.4%)
Kellogg Co.
6.60%, due 04/01/2011		2,000	2,103
Kraft Foods, Inc.
6.88%, due 02/01/2038		300	289

		Principal	Value
Health Care Providers & Services (0.3%)
HCA, Inc.
9.25%, due 11/15/2016	$200		$206
UnitedHealth Group, Inc.
6.00%, due 02/15/2018		1,400	1,339
6.88%, due 02/15/2038		300	273
Hotels, Restaurants & Leisure (0.1%)
Mandalay Resort Group
6.50%, due 07/31/2009		300	293
Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.
7.25%, due 02/01/2014		600	585
7.38%, due 02/01/2016		100	97
Insurance (2.2%)
Metropolitan Life Global Funding I -144A
5.13%, due 04/10/2013		1,100	1,085
New York Life Global Funding -144A
4.65%, due 05/09/2013		12,200	12,092
Principal Life Income Funding Trusts
5.30%, due 04/24/2013		400	399
Media (0.0%)
Time Warner, Inc.
6.88%, due 05/01/2012		20	20
Office Electronics (0.2%)
Xerox Corp.
9.75%, due 01/15/2009		1,100	1,127
Oil, Gas & Consumable Fuels (0.8%)
Chesapeake Energy Corp.
7.00%, due 08/15/2014		100	98
Dynegy Holdings, Inc.
7.50%, due 06/01/2015		200	189
Enterprise Products Operating, LP
4.95%, due 06/01/2010		100	100
GAZ Capital SA
8.15%, due 04/11/2018 -144A		1,000	1,012
8.63%, due 04/28/2034		500	535
NGPL Pipeco LLC -144A
7.12%, due 12/15/2017		1,800	1,817
7.77%, due 12/15/2037		700	705
Sonat, Inc.
7.63%, due 07/15/2011		370	377
Southern Natural Gas Co.
8.00%, due 03/01/2032		100	107
Williams Cos., Inc.
7.50%, due 01/15/2031		100	102
Pharmaceuticals (0.8%)
GlaxoSmithKline Capital, Inc.
6.38%, due 05/15/2038		5,100	5,076
Real Estate Investment Trusts (0.4%)
Ventas Realty, LP
6.75%, due 06/01/2010		1,500	1,496
8.75%, due 05/01/2009		700	711
Thrifts & Mortgage Finance (0.5%)
Nykredit Realkredit A/S
5.00%, due 10/01/2038 *	DKK	5,728	1,098
Realkredit Danmark A/S
5.00%, due 10/01/2038 *	DKK	11,490	2,197
Tobacco (0.2%)
Reynolds American, Inc.
7.63%, due 06/01/2016	$200		207
7.75%, due 06/01/2018		1,000	1,039
Wireless Telecommunication Services (0.0%)
AT&T Mobility LLC
6.50%, due 12/15/2011		180	188
Total Corporate Debt Securities (cost $198,092)			189,145

		Shares
CONVERTIBLE PREFERRED STOCKS (0.5%)
Diversified Financial Services (0.1%)
Bank of America Corp., 7.25% r		800	746
Insurance (0.4%)
American International Group, Inc., 8.50% r		40,000	2,301
Total Convertible Preferred Stocks (cost $3,800)			3,047

PREFERRED STOCKS (0.4%)
Commercial Banks (0.1%)
Wachovia Corp., 7.50% r		900	788
Thrifts & Mortgage Finance (0.2%)
DG Funding Trust -144A, 5.05% * § r		119	1,192
U.S. Government Agency Obligations (0.1%)
Fannie Mae, 8.25%, Δ		26,000	437
Total Preferred Stocks (cost $2,816)			2,417

	Principal
COMMERCIAL PAPER (0.0%)
Diversified Financial Services (0.0%)
Societe Generale
2.75%, due 09/25/2008	$100	100
Total Commercial Paper (cost $100)		100

LOAN ASSIGNMENTS (1.0%)
Automobiles (0.3%)
DaimlerChrysler Finco
9.00%, due 08/03/2012	1,985	1,654
Electronic Equipment & Instruments (0.1%)
Koch Forest Products, Inc.
4.74%, due 12/20/2012	990	934
Health Care Providers & Services (0.4%)
HCA, Inc.
7.60%, due 11/18/2013	1,477	1,388
Health Management Associates Inc.
7.10%, due 01/16/2014	1,037	960
Mortgage-Backed Securities (0.2%)
CSC Holdings, Inc.
1.00%, due 02/24/2013	995	944
Total Loan Assignments (cost $6,243)		5,880

	Principal	Value
REPURCHASE AGREEMENTS (8.6%)
Credit Suisse First Boston, Inc. 1.90% due 05/01/2008 (dated 04/30/2008. Collateralized by U.S. Treasury Note 4.13% due 05/15/2015 valued at $600)	$48,700	$48,700
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $3,557 on 08/01/2008  à	3,557	3,557
Total Repurchase Agreements (cost $52,257)		52,257

	Contracts (•)
PURCHASED OPTIONS (0.3%)
Covered Call Options (0.2%)
2-Year U.S. Treasury Future
Call Strike $111.00
Expires 08/22/2008	1,300	20
IRO 2-Year USD
Call Strike $3.50
Expires 02/02/2009 §	14,300,000	68
IRO 2-Year USD
Call Strike $3.15
Expires 02/02/2009 §	30,600,000	83
IRO 2-Year USD
Call Strike $3.45
Expires 08/03/2009 §	5,100,000	22
IRO 5-Year USD
Call Strike $5.05
Expires 12/18/2009 §	12,800,000	388
IRO USD
Call Strike $3.50
Expires 08/03/2009 §	67,600,000	305
JPY Currency Future
Call Strike $103.80
Expires 03/17/2010 §	2,400,000	119
JPY Currency Future
Call Strike $104.00
Expires 03/17/2010 §	2,600,000	127
JPY Currency Future
Call Strike $105.40
Expires 03/31/2010 §	1,900,000	79
Put Options (0.1%)
IRO 5-Year USD
Put Strike $5.05
Expires 12/18/2009 §	12,800,000	234
JPY Currency Future
Put Strike $103.80
Expires 03/17/2010 §	2,400,000	119
JPY Currency Future
Put Strike $104.00
Expires 03/17/2010 §	2,600,000	131
JPY Currency Future
Put Strike $105.40
Expires 03/31/2010 §	1,900,000	108
Total Purchased Options (cost $2,558)		1,803

	Notional Amount
PURCHASED SWAPTIONS (0.2%)
Covered Call Options (0.2%)
IRO EURO Swaption
Call Strike $4.07
Expires 09/14/2009 §	$42,600	166
IRO USD Swaption
Call Strike $3.60
Expires 07/02/2009 §	7,400	38
OTC EURO vs USD Currency
Call Strike $1.38
Expires 05/21/2010 §	2,900	488
OTC EURO vs USD Currency
Call Strike $1.38
Expires 06/03/2010 §	2,000	337
Put Options (0.0%)
Fannie Mae
Put Strike $86.00
Expires 08/06/2008 §	13,500	♦
Fannie Mae
Put Strike $90.00
Expires 08/06/2008 §	52,500	♦
Fannie Mae
Put Strike $85.00
Expires 10/07/2008 §	19,000	♦
OTC EURO vs USD Currency
Put Strike $1.38
Expires 05/21/2010 §	2,900	80
OTC EURO vs USD Currency
Put Strike $1.38
Expires 06/03/2010 §	2,000	56
Total Purchased Swaptions (cost $774)		1,165

Total Investment Securities (cost $840,493) #		$819,997

	Notional Amount	Value
WRITTEN SWAPTIONS - 0.2%
Put Swaptions - 0.0%
30-Year IRO USD
Put Strike $5.25
Expires 10/27/2008	$1,800	$34
30-Year IRO USD
Put Strike $5.25
Expires 10/27/2008	1,400	26
30-Year IRO USD
Put Strike $5.25
Expires 10/27/2008	6,400	119
OTC EURO vs USD Currency
Put Strike $1.83
Expires 9/20/2008
Covered Call Swaptions - 0.2%	1,500	6
30-Year IRO USD
Call Strike $5.25
Expires 10/27/2008	9,600	453
5-Year IRO USD
Call Strike $4.15
Expires 8/3/2009	2,200	27
7-Year IRO USD
Call Strike $4.25
Expires 2/2/2009	10,200	116
7-Year USD
Call Strike $4.60
Expires 2/2/2009	4,800	94
IRO EURO Swaption
Call Strike $4.25
Expires 9/14/2009	13,700	148
IRO USD Swaption
Call Strike $4.20
Expires 7/2/2009	3,200	42
IRO USD
Call Strike $4.30
Expires 8/3/2009	29,400	436
OTC EURO vs USD Currency
Call Strike $1.50
Expires 9/20/2008	1,500	15
Total Swaptions Written (premiums: $2,353)		$1,516

SWAP AGREEMENTS

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)
Receive from the Counterparty a fixed rate equal to 0.17% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012.
Counterparty: UBS AG	09/22/08	$2,000	$(3)

Receive from the Counterparty a fixed rate equal to 0.19% and the Fund will pay at the notional amount in the event of default of Morgan Stanley, 6.60%, due 4/1/2012.
Counterparty: UBS AG	09/22/08	2,000	(9)

Receive a fixed rate equal to 0.55% and the Fund will pay to the counterparty at the notional amount in the event of default of Deutsche Bank AG 5.50% due 05/18/2011.
Counterparty: Royal Bank of Scotland PLC §	12/20/08	2,300	(1)

Receive a fixed rate equal to 0.71% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond 7.65% due 06/11/2013.
Counterparty: Barclays Bank PLC	12/22/08	100	♦

Receive a fixed rate equal to 0.72% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond 7.65% due 06/11/2013.
Counterparty: Deutsche Bank AG	12/22/08	100	♦

Receive a fixed rate equal to 0.40% and the Fund will pay to the counterparty at the notional amount in the event of default of Republic of Indonesia Government Bond 6.75% due 03/10/2014.
Counterparty: Royal Bank of Scotland PLC	12/22/08	200	♦

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 0.72% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013. Counterparty: Barclays Bank PLC	12/22/08		$800	$(3)

Receive a fixed rate equal to 0.29% and the Fund will pay to the counterparty at the notional amount in the event of default of Pemex Project Funding Master Trust, 9.50%, due 9/15/2027. Counterparty: Barclays Bank PLC §	12/22/08		1,400	♦

Receive a floating rate based on the ICAP CMM FRA Fixing rate and pay a fixed rate equal to 5.00%. Counterparty: Merrill Lynch International §	01/16/09		4,600	397

Receive a floating rate based on the ICAP CMM FRA Fixing rate and pay a fixed rate equal to 4.50%. Counterparty: Merrill Lynch International §	01/23/09		3,000	409

Receive a floating rate based on the ICAP CMM FRA Fixing rate and pay a fixed rate equal to 5.00%. Counterparty: Merrill Lynch Capital Services §	02/20/09		800	16

Receive a fixed rate equal to 6.00% and the Fund will pay a floating rate based on the 6-month GBP-LIBOR. Counterparty: Deutsche Bank AG §	03/20/09	GBP	4,100	(145)

Receive a floating rate based on the ICAP CMM FRA Fixing rate and pay a fixed rate equal to 5.50%. Counterparty: Merrill Lynch Capital Services §	05/21/09		$1,000	35

Receive a fixed rate equal to 6.00% and the Fund will pay a floating rate based on the 6-month GBP-LIBOR. Counterparty: Royal Bank of Scotland PLC §	06/19/09	GBP	6,100	30

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 3-month AUD-Bank Bill Rate. Counterparty: Citibank NA.	09/15/09	AUD	9,500	(20)

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 3-month AUD-Bank Bill Rate. Counterparty: Lehman Brothers Securities, Inc.	09/15/09	AUD	12,600	(24)

Receive a fixed rate equal to 4.50% and pay a floating rate based on 6-month EURIBOR Counterparty: Goldman Sachs Capital Markets, LP	09/21/09	EUR	1,200	(2)

Receive a fixed rate equal to 12.67% and the Fund will pay a floating rate based on the BRL-CDI. Counterparty: Merrill Lynch International	01/04/10	BRL	6,800	(79)

Receive a fixed rate equal to 12.67% and the Fund will pay to the counterparty in the event of default on any securities in the BRL - CDI Index, the remaining interest payments on those defaulted securities. Counterparty: Merrill Lynch International	01/04/10	BRL	20,000	(248)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month EURIBOR. Counterparty: Barclays Bank PLC §	03/18/10	EUR	9,100	49

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 4.50% and pay a floating rate based on 6-month EURIBOR Counterparty: Lehman Securities, Inc.	03/19/10	EUR	30,500	$(444)

Receive from the counterparty at the notional amount in the event of default of General Electric Capital Corporation 6.00% due 06/15/2012 and the Fund will pay a fixed rate equal to 1.15%. Counterparty: Citibank NA §	03/20/10		$2,000	4

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 6-month AUD-Bank Bill Rate. Counterparty: Morgan Stanley Capital Services Inc.	06/15/10	AUD	12,900	(82)

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 6-month AUD-Bank Bill Rate. Counterparty: Deutsche Bank AG	06/15/10	AUD	27,300	(213)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month GBP-LIBOR Counterparty: Royal Bank of Scotland PLC	09/15/10	GBP	1,300	10

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month GBP-LIBOR Counterparty: Barclays Bank PLC	09/15/10	GBP	11,200	71

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month EURIBOR. Counterparty: Deutsche Bank AG §	09/17/10	EUR	20,800	97

Receive a fixed rate equal to 2.10% and the Fund will pay a floating rate based on FRC Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	10/15/10	EUR	1,000	(8)

Receive a fixed rate equal to 2.09% and the Fund will pay a floating rate based on FRC Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: BNP Paribas	10/15/10	EUR	2,000	(16)

Receive a fixed rate equal to 2.15% and the Fund will pay a floating rate based on FRC Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: UBS AG	10/15/10	EUR	2,100	(14)

Receive a fixed rate equal to 5.50% and pay a floating rate based on 6-month EURIBOR. Counterparty: Barclays Bank PLC §	12/17/10	EUR	1,900	23

Receive a floating rate based on the 3-month United States Dollar-LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Morgan Stanley Capital Markets	12/17/10		$3,400	(2)

Receive a fixed rate equal to 5.50% and pay a floating rate based on 6-month EURIBOR. Counterparty: Morgan Stanley Capital Services Inc. §	12/17/10	EUR	8,300	124

Receive a fixed rate equal to 7.50% and the Fund will pay a floating rate based on the 6-month AUD-Bank Bill Rate. Counterparty: Deutsche Bank AG §	03/15/11	AUD	13,200	193

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 6-month AUD-Bank Bill Rate. Counterparty: UBS AG §	03/15/11	AUD	17,200	$69

Receive from the counterparty at the notional amount in the event of default of Kellogg Co, 5.75%, due 2/2/2001 and the Fund will pay a fixed rate equal to 0.11%. Counterparty: Lehman Brothers Special Financing, Inc. §	06/20/11		$2,000	13

Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC §	12/15/11	EUR	34,100	370

Receive from the Counterparty at the notional amount in the event of default of HSBC Finance Corp BP, 6.38%, due 10/15/2011 and the Fund will pay a fixed rate equal to 0.20%. Counterparty: Royal Bank of Scotland PLC §	12/20/11		$4,900	351

Receive a fixed rate equal to 10.58% and the Fund will pay a floating rate based on the BRL-CDI. Counterparty: UBS AG	01/02/12	BRL	200	(5)

Receive a fixed rate equal to 14.77% and the Fund will pay a floating rate based on the BRL-CDI. Counterparty: Merrill Lynch International §	01/02/12	BRL	2,100	(1)

Receive a fixed rate equal to 14.77% and the Fund will pay a floating rate based on the BRL-CDI. Counterparty: Merrill Lynch International §	01/02/12	BRL	2,900	4

Receive a fixed rate equal to 12.54% and the Fund will pay a floating rate based on the BRL-CDI. Counterparty: Merrill Lynch International	01/02/12	BRL	6,900	(106)

Receive a fixed rate equal to 12.54% and the Fund will pay a floating rate based on the BRL-CDI. Counterparty: UBS AG	01/02/12	BRL	8,900	(123)

Receive a fixed rate equal to 10.68% and the Fund will pay a floating rate based on the BRL-CDI. Counterparty: Barclays Bank PLC	01/02/12	BRL	19,800	(748)

Receive a fixed rate equal to 10.12% and the Fund will pay a floating rate based on the BRL-CDI. Counterparty: Morgan Stanley Capital Services Inc.	01/02/12	BRL	23,400	(906)

Receive a fixed rate equal to 10.15% and the Fund will pay a floating rate based on the BRL-CDI. Counterparty: Goldman Sachs Capital Markets, LP	01/02/12	BRL	29,500	(1,720)

Receive a fixed rate equal to 1.97% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Lehman Brothers Special Financing, Inc.	03/15/12	EUR	400	(19)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	03/15/12	EUR	1,400	(58)

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC	03/28/12	EUR	400	$(17)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Goldman Sachs Capital Markets, LP	03/30/12	EUR	400	(17)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC	03/30/12	EUR	400	(17)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	04/05/12	EUR	300	(13)

Receive a fixed rate equal to 1.94% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC	04/10/12	EUR	600	(27)

Receive a fixed rate equal to 1.94% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: BNP Paribas	04/10/12	EUR	600	(24)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	04/30/12	EUR	500	(21)

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining proportional interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: Lehman Securities, Inc. §	06/20/12		$1,386	93

Receive from the counterparty at the notional amount in the event of default of Noble Corp. BP, due 6/20/2012 and the Fund will pay a fixed rate equal to 0.52%. Counterparty: Credit Suisse International §	06/20/12		1,500	2

Receive a fixed rate equal to 0.48% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities. Counterparty: Barclays Bank PLC	06/20/12		3,279	(90)

Receive from the Counterparty a fixed rate equal to 0.72% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: BNP Paribas	09/20/12		100	(2)

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive from the counterparty a fixed rate equal to 0.92% and the Fund will pay at the notional amount in the event of default of Merrill Lynch & Co., 5.00%, due 1/15/2015. Counterparty: Royal Bank of Scotland PLC	09/20/12		$600	$(42)

Receive from the Counterparty a fixed rate equal to 0.92% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: Citibank NA	09/20/12		600	(10)

Receive from the Counterparty at the notional amount in the event of default of Kohls, Inc., 6.30%, due 3/1/2011. and the Fund will pay a fixed rate equal to 0.44%. Counterparty: Lehman Brothers Special Financing, Inc. §	12/20/12		2,500	88

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-9 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 6.37%. Counterparty: Merrill Lynch International §	12/20/12		3,000	141

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-9, 5 Year Index, the remaining proportional interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 1.40%. Counterparty: Credit Suisse International	12/20/12		3,100	(217)

Receive from the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.5 7 Year Index the remaining proportional interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.14%. Counterparty: Morgan Stanley Capital Services Inc. §	12/20/12		4,500	315

Receive a fixed rate equal to 5.50% and the Fund will pay a floating rate based on the 6-month GBP-LIBOR. Counterparty: Lehman Securities, Inc.	03/20/13	GBP	2,500	1

Receive a fixed rate equal to 1.55% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.10 5 Year Index the remaining interest payments on those defaulted securities. Counterparty: Morgan Stanley Capital Services, Inc.	06/20/13		$800	(4)

Receive a fixed rate equal to 1.55% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.10 5 Year Index the remaining interest payments on those defaulted securities. Counterparty: Deutsche Bank AG	06/20/13		1,000	(6)

Receive a fixed rate equal to 5.00% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.HY-9 Index the remaining proportional interest payments on those defaulted securities. Counterparty: UBS AG §	06/20/13		2,500	121

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)

Receive a fixed rate equal to 5.00% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.HY-9 Index the remaining proportional interest payments on those defaulted securities.

Counterparty: Barclays Bank PLC §	06/20/13	$2,600		$125

Receive from the Counterparty in the event of default on any of the securities in the Dow Jones CDX.EM.9 Index the remaining proportional interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.65%.

Counterparty: Barclays Bank PLC	06/20/13	8,700		122

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month GBP-LIBOR.
Counterparty: Goldman Sachs Capital Markets	09/17/13	GBP	2,000	(107)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month GBP-LIBOR.
Counterparty: Credit Suisse	09/17/13	GBP	5,400	(283)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month USD-LIBOR.
Counterparty: Citibank NA.	12/17/13	$45,400		(148)

Receive a fixed rate equal to 4.00% and pay a floating rate based on 3-month USD-LIBOR.
Counterparty: Royal Bank of Scotland PLC	12/17/13	86,100		95

Receive a fixed rate equal to 4.00% and pay a floating rate based on 3-month USD-LIBOR.
Counterparty: Morgan Stanley Capital Services Inc.	12/17/13	159,300		(534)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month GBP-LIBOR
Counterparty: Goldman Sachs Capital Markets LP	09/15/15	GBP	500	(23)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month GBP-LIBOR
Counterparty: Goldman Sachs Capital Markets, LP	09/15/15	GBP	500	(23)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month USD-LIBOR.
Counterparty: Morgan Stanley Capital Services Inc. §	12/17/15	$4,300		2

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month USD-LIBOR.
Counterparty: Citibank NA. §	12/17/15	4,800		(27)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month USD-LIBOR.
Counterparty: Royal Bank of Scotland PLC §	12/17/15	8,900		4

Receive a floating rate based on a 6-month JPY-LIBOR and pay a fixed rate equal to 1.75%.
Counterparty: UBS AG	12/17/15	JPY	120,000	(20)

Receive a fixed rate equal to 0.463% and the Fund will pay to the counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.5 10 Year Index the remaining interest payments on those defaulted securities.

Counterparty: Morgan Stanley Capital Services Inc.	12/21/15	$3,200		(380)

Receive a fixed rate equal to 0.32% and the Fund will pay to the counterparty at the notional amount in the event of default of Morgan Stanley BP 5.82% due 10/18/2016.
Counterparty: Royal Bank of Scotland PLC §	12/20/16	2,800		336

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive from the Counterparty at the notional amount in the event of default of Weyerhaeuser Co, 6.75%, due 3/15/2012 and the Fund will pay a fixed rate equal to 0.96%. Counterparty: UBS AG §	06/20/17		$700	$49

Receive from the Counterparty at the notional amount in the event of default of Diamond Offshore Drill, Zero Coupon, due 6/6/2020 and the Fund will pay a fixed rate equal to 0.44%. Counterparty: Citibank NA §	06/20/17		1,400	19

Receive from the Counterparty at the notional amount in the event of default of Limited Brands BP, due 6/20/2017 and the Fund will pay a fixed rate equal to 1.03%. Counterparty: Goldman Sachs Capital Markets, LP §	06/20/17		4,000	555

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG §	09/20/17	GBP	4,200	(104)

Receive a fixed rate equal to 0.80% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining interest payments on those defaulted securities. Counterparty: Barclays Bank PLC §	12/20/17		$2,200	55

Receive a fixed rate equal to 0.80% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining interest payments on those defaulted securities. Counterparty: Morgan Stanley Capital Services, Inc. §	12/20/17		11,700	154

Receive a fixed rate equal to 0.80% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining interest payments on those defaulted securities. Counterparty: Goldman Sachs International	06/20/18		12,100	199

Receive a fixed rate equal to 0.80% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.9 10 Year Index the remaining interest payments on those defaulted securities. Counterparty: Morgan Stanley Capital Services Inc.	06/20/18		14,000	361

Receive a floating rate based on a 6-month-EURIBOR and pay a fixed rate equal to 5.00%. Counterparty: Goldman Sachs Capital Markets §	09/17/18	EUR	900	(10)

Receive a floating rate based on a 6-month-EURIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG	09/17/18	EUR	5,000	(47)

Receive a floating rate based on a 6-month-EURIBOR and pay a fixed rate equal to 5.00%. Counterparty: Barclays Bank PLC	09/17/18	EUR	6,800	(140)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Barclays Bank PLC §	12/17/18		$5,000	(74)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Royal Bank of Scotland PLC §	12/17/18		8,000	(122)

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Barclays Bank PLC	12/17/23		$4,200	$(75)

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG	12/17/23		10,900	(178)

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Lehman Brothers Securities, Inc.	12/17/23		32,900	(165)

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Merrill Lynch International	12/17/23		55,900	968

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC §	12/17/28		4,200	9

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Merrill Lynch International §	12/17/28		8,400	136

Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Morgan Stanley Capital Services Inc. §	12/17/28		14,900	(200)

Receive a floating rate based on 6-month GBP - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC §	12/17/35	GBP	800	14

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Morgan Stanley Capital Services Inc. §	12/17/35	GBP	3,000	(129)

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.50%. Counterparty: Deutsche Bank AG	12/17/35	GBP	4,200	(336)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month USD-LIBOR. Counterparty: Deutsche Bank AG	12/17/35		$5,900	(91)

Receive a floating rate based on the 6-month GBP-LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC	06/15/37	GBP	900	(20)

Receive a floating rate based on the 6-month GBP-LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Goldman Sachs Capital Markets, LP	06/15/37	GBP	1,000	(21)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month EURIBOR Counterparty: UBS AG §	07/13/37	EUR	100	3

Receive a floating rate based on the 3-month CAD-LIBOR and pay a fixed rate equal to 4.50% Counterparty: Merrill Lynch International §	06/21/38	CAD	1,300	(31)

Receive a floating rate based on a 6-month-EURIBOR and pay a fixed rate equal to 5.00%. Counterparty: Morgan Stanley Capital Markets	09/17/38	EUR	5,500	183

Receive a floating rate based on a 6-month-EURIBOR and pay a fixed rate equal to 4.75%. Counterparty: Goldman Sachs Capital Markets §	09/19/38	EUR	7,200	428

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Merrill Lynch International §	12/17/38	$2,500	$7

Receive a fixed rate equal to 0.11% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Asset Backed Securities Index the remaining interest payments on those defaulted securities. Counterparty: Goldman Sachs Capital Markets	05/25/46	2,000	(16)

Receive a fixed rate equal to 0.08% and the Fund will pay a floating rate based on the Commercial Mortgage Backed Securities Index Counterparty: Morgan Stanley Capital Services	12/13/49	1,700	83

Total Swap Agreements (Premium Paid $ 7,627)			$(1,877)

FUTURES CONTRACTS:    ≠

				Net Unrealized
		Settlement		Appreciation
	Contracts •	Date	Amount	(Depreciation)

10-Year Japan Bond	1	09/22/2008	$1,262	$26
10-Year U.S. Treasury Note	(35)	09/30/2008	(4,019)	(52)
2-Year U.S. Treasury Note	(810)	10/03/2008	(171,720)	(794)
3-Month Euro EURIBOR	33	03/16/2009	12,247	51
3-Month GBP LIBOR	88	03/18/2009	20,606	13
5-Year U.S. Treasury Note	(1,260)	10/03/2008	(140,283)	(958)
90-Day Euro	23	03/15/2010	5,516	(16)
90-Day Euro	95	03/16/2009	23,017	54
90-Day Euro	30	06/15/2009	7,256	17
90-Day Euro	51	09/14/2009	12,301	79
90-Day Euro	105	09/15/2008	25,512	38
90-Day Euro	23	12/14/2009	5,529	(8)
90-Day Sterling	15	06/17/2009	3,517	12
90-Day Sterling	145	09/16/2009	34,006	105
90-Day Sterling	(32)	09/18/2008	(7,462)	(6)
Euro-BUND	(37)	09/10/2008	(6,495)	(80)
Euro-SCHATZ	(299)	09/10/2008	(48,011)	83
U.K. Long Gilt	2	09/30/2008	425	5
U.S. Long Bond	440	09/30/2008	50,820	881
			$(175,976)	$(550)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)

Australian Dollar	977	08/14/2008	$951	$(33)
Brazilian Real	37,943	12/02/2008	20,301	3,214
Brazilian Real	(21,507)	12/02/2008	(12,293)	(1,037)
Chinese Yuan Renminbi	61,511	07/15/2009	9,537	(116)
Chinese Yuan Renminbi	23,198	10/10/2008	3,348	65
Chinese Yuan Renminbi	(23,198)	10/10/2008	(3,379)	(34)
Chinese Yuan Renminbi	40,878	11/13/2008	6,021	24
Danish Krone	(16,910)	09/09/2008	(3,491)	(38)
Euro	(5,377)	08/26/2008	(8,527)	147
Japanese Yen	571,026	09/08/2008	5,305	(11)
Malaysian Ringgit	1,553	08/04/2008	460	17
Malaysian Ringgit	(1,170)	08/04/2008	(361)	2
Malaysian Ringgit	6,368	11/12/2008	2,022	(67)
Mexican Peso	51,033	11/19/2008	4,810	195
Poland Zloty	5,615	05/06/2009	2,488	180
Republic of Korea Won	4,001,723	08/04/2008	4,258	(304)
Republic of Korea Won	(4,001,723)	08/04/2008	(3,816)	(138)
Russian Ruble	56,419	05/06/2009	2,314	58
Russian Ruble	78,747	11/19/2008	3,176	173
Singapore Dollar	3,432	11/21/2008	2,482	39
			(21,272)	(59)
			$14,334	$2,277

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note.
¡	IO - Interest Only.
	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 0.00%, a maturity date of 11/13/2008, and with a market value plus accrued interest of $3,980.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
§	Illiquid. These securities aggregated to $15,619 or 2.56% of the Fund’s net assets.
•	Contract Amounts are not in thousands.
r	Interest rate shown reflects the yield at July 31, 2008.
≠	$2,545 was on deposit with the broker to cover margin requirements for open futures contracts.
♦	Value is less than $1.
Ž	The security has a perpetual maturity. The date shown is the next call date.
q	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of July 31, 2008.
#

Aggregate cost for federal income tax purposes is $840,493. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,034 and $25,530, respectively. Net unrealized depreciation for tax purposes is $20,496.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities aggregated to $57,493 or 9.41% of the Fund’s net assets.

TBA

To Be Announced. Securities are purchased on a forward commitment basis with approximate principal amount and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CDI	Consumer Debt Index
CDX-HY	Compound Index - High Yield
EUR	Euro
EURIBOR	Euro InterBank Offered Rate
FRC	Fixed Rate Credit
GBP	British Pound Sterling
JPY	Japanese Yen
LLC	Limited Liability Corporation
LIBOR	London InterBank Offered Rate
PLC	Public Limited Company
IRO	Interest Rate Option

Transamerica Schroders International Small Cap

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.3%)
Australia (5.1%)
Boart Longyear Group	382,612	$731
Computershare, Ltd.	119,367	973
Iluka Resources, Ltd.	272,492	1,227
Macquarie Infrastructure Group	196,051	471
Pan Australian Resources, Ltd. ‡	918,440	710
Sonic Healthcare, Ltd.	75,895	988
Transpacific Industries Group, Ltd.	66,763	449
United Group, Ltd.	126,694	1,585
Austria (3.2%)
Andritz AG	7,254	432
Kapsch Trafficcom AG	29,100	1,200
Rosenbauer International AG	29,752	1,352
Schoeller-Bleckmann Oilfield Equipment AG	15,700	1,441
Belgium (0.8%)
EVS Broadcast Equipment SA	12,000	1,063
Bermuda (0.5%)
ARA Asset Management, Ltd. -144A £	1,542,000	727
Cayman Islands (0.8%)
China Resources Land, Ltd.	202,000	265
Prime Success International Group, Ltd.	1,664,000	847
China (1.0%)
China Eastern Airlines Corp., Ltd. -Class H ‡	1,880,000	618
China Molybdenum Co., Ltd.	669,000	543
Great Wall Motor Co., Ltd.	437,000	278
Denmark (1.3%)
Trigon Agri A/S ‡	100,000	193
Trygvesta As	22,246	1,618
Finland (1.5%)
F-Secure OYJ	164,000	609
Yit OYJ	90,000	1,533
France (8.6%)
Altamir Amboise ‡	65,000	656
Alten, Ltd. ‡	24,227	998
Bourbon SA	35,453	2,044
Easydentic ‡	7,400	263
Guyenne Et Gascogne SA	4,845	539
Homair SA ‡	73,853	402
Ipsen SA	14,100	753
Lisi	7,100	638
Meetic ‡	7,550	136
Rubis	15,041	1,378
Saft Groupe SA	45,617	1,795
Store Electronic ‡	50,000	1,032
Sword Group	26,246	847
Virbac SA	5,791	504
Germany (4.9%)
Aareal Bank AG	36,000	866
Bilfinger Berger AG	22,731	1,532
Hawesko Holding AG	5,370	194
IDS Scheer AG	20,000	295
Invision Software AG ‡	7,807	176
Mtu Aero Engines Holding AG	36,000	1,112
Rheinmetall AG	26,721	1,637
SFC Smart Fuel Cell AG ‡	9,376	103
Utimaco Safeware AG	42,023	918
Greece (3.3%)
Babis Vovos International Construction SA ‡	57,331	1,751
Fourlis Holdings SA	46,265	1,229
Frigoglass SA	4,576	95
Hellenic Exchanges SA	6,096	86
Jumbo SA	55,302	1,422
Hong Kong (3.0%)
Agile Property Holdings, Ltd.	1,138,000	1,060
China Everbright, Ltd.	454,000	837
Hong Kong Aircraft Engineerg Co., Ltd.	34,000	468
Minmetals Resources, Ltd. ‡	1,992,000	543
MTR Corp.	202,000	655
Television Broadcasts, Ltd.	124,000	693
Ireland (1.0%)
DCC PLC	61,227	1,456
Israel (0.8%)
Oridion Systems, Ltd. ‡ £	115,532	1,148
Italy (3.4%)
Acea SpA	61,508	1,090
Azimut Holding SpA	203,173	1,633
CIR-Compagnie Industriali Riunite SpA	790,103	2,078
Japan (14.4%)
AICA Kogyo Co., Ltd.	61,100	546
Alpha Corp.	15,400	135
Arcs Co., Ltd.	60,800	868
Chugoku Marine Paints, Ltd.	154,000	1,057
Daido Steel Co., Ltd.	135,000	706
Daihatsu Diesel Manufacturing Co., Ltd. ‡	93,000	1,037
Dc Co., Ltd.	71,300	207
Dowa Mining Co., Ltd.	108,000	721
Exedy Corp.	16,100	356
Fujikura Kasei Co., Ltd.	28,500	252
Furukawa-Sky Aluminum Corp.	102,000	256
His Co., Ltd.	20,000	289
Hisaka Works, Ltd.	38,000	792
Icom, Inc.	9,500	213
Intelligence, Ltd.	119	68
Japan Aviation Electronics Industry, Ltd.	19,000	128
Jsp Corp.	69,900	553
Koito Manufacturing Co., Ltd.	22,000	293
Lintec Corp.	14,300	234
Misumi Group, Inc.	28,400	535
Musashi Seimitsu Industry Co., Ltd.	54,100	1,085
Nichi-Iko Pharmaceutical Co., Ltd.	26,700	726
Nidec Copal Corp.	18,400	216
Nifco, Inc.	37,200	847

	Shares	Value
Japan (continued)
Nihon Parkerizing Co., Ltd.	56,000	$871
Nippon Thompson Co., Ltd.	113,000	661
Nishimatsuya Chain Co., Ltd.	33,600	350
Nitta Corp.	51,800	978
OBIC Co., Ltd.	4,210	767
Osg Corp.	29,900	269
Ryosan Co., Ltd.	8,400	175
Sato Corp. ‡	16,100	197
Shinmaywa Industries, Ltd.	162,000	581
Sumida Corp.	22,300	319
Tokyo Tomin Bank, Ltd.	19,400	363
Trusco Nakayama Corp.	45,800	683
Tsumura & Co.	18,800	498
Tsuruha Holdings, Inc.	7,300	242
Tsutsumi Jewelry Co., Ltd.	21,800	435
Union Tool Co.	20,100	539
Korea, Republic of (3.6%)
Hyundai Development Co.	9,506	440
Hyunjin Materials Co., Ltd.	25,269	1,147
Kcc Corp.	1,701	730
Lig Insurance Co., Ltd.	30,980	680
Samsung Corp.	9,230	498
Samsung Engineering Co., Ltd.	8,872	685
Tk Corp. ‡	20,262	840
Luxembourg (0.5%)
Oriflame Cosmetics SA	10,000	647
Netherlands (6.1%)
Accell Group	12,242	466
Arcadis NV ‡	86,267	1,930
Exact Holding NV	9,498	280
Fugro NV	27,693	1,965
James Hardie Industries NV	167,419	725
SBM Offshore NV	70,000	1,566
Ten Cate NV	41,452	1,608
New Zealand (0.6%)
Fisher & Paykel Healthcare Corp., Ltd.	407,565	836
Norway (0.6%)
Stepstone ASA ‡	330,000	816
Singapore (3.5%)
CapitaMall Trust REIT ‡	311,000	676
Goodpack, Ltd.	763,000	805
Parkway Holdings, Ltd.	316,000	458
Sia Engineering Co., Ltd.	255,000	578
Smrt Corp., Ltd.	473,000	613
Unisteel Technology, Ltd.	1,296,000	1,817
Spain (2.5%)
Enagas	64,870	1,673
Red Electrica Corp. SA	29,763	1,791
Sweden (2.1%)
Saab AB	55,073	1,386
Swedish Match AB	80,900	1,603
Switzerland (7.9%)
Bank Sarasin & CIE ‡	29,500	1,340
BKW FMB Energie AG	12,936	1,602
Financiere Tradition	7,000	1,107
Geberit AG	9,799	1,246
Helvetia Holding AG	3,500	1,300
Mobilezone Holding AG	173,200	1,188
Newave Energy Holding SA ‡	7,960	350
Schweizerhall Holding AG	5,971	1,254
Sika AG	1,250	1,615
United Kingdom (14.3%)
Albemarle & Bond Holdings	158,090	596
Assetco PLC ‡	160,000	329
Avocet Mining PLC ‡	148,660	360
Bodycote PLC	163,793	656
BSS Group PLC	89,976	479
Burberry Group PLC	50,000	444
Carillion PLC	89,102	499
Consort Medical PLC	55,000	594
Cranswick PLC	59,115	669
CSR PLC ‡	100,619	571
Daily Mail & General Trust	85,000	532
E2V Technologies PLC	135,000	586
Fidessa Group PLC	32,839	565
Future PLC	1,100,000	610
Grainger PLC	130,000	513
Greggs PLC	6,672	462
Hamworthy PLC	60,000	560
Helphire PLC	144,758	246
Holidaybreak PLC	55,739	395
Hunting PLC	31,946	530
Imperial Energy Corp., Ltd. ‡	30,000	615
Inchcape PLC	84,235	416
Keller Group PLC	60,923	881
Kier Group PLC	24,000	477
Laird PLC	57,216	327
Mitie Group	150,000	665
Morgan Sindall PLC	31,931	342
Oxford Instruments PLC	150,789	670
Premier Oil PLC ‡	21,163	543
Quintain Estates & Development PLC	76,265	240
Redrow PLC	104,897	270
Scott Wilson Group PLC	135,000	511
Sdl PLC ‡	96,184	711
Speedy Hire PLC	50,000	396
Travis Perkins PLC	26,831	304
United Business Media, Ltd.	53,613	598
Venture Production PLC	45,000	657
Vitec Group PLC	70,000	512
VT Group PLC	50,000	628
Total Common Stocks (cost $146,594)		133,183

	Principal	Value
REPURCHASE AGREEMENT (5.4%)
United States (5.4%)
State Street Bank & Trust Repurchase Agreement 1.05%, dated 07/31/2008, to be repurchased at $7,447 on 08/01/2008 q à	$7,447	$7,447
Total Repurchase Agreement (cost $7,447)		7,447

	Shares
RIGHTS (0.0%)
United Kingdom (0.0%)
Helphire PLC ‡	42,576	♦
Total Rights (cost $130)		♦

Total Investment Securities (cost $154,171) #		$140,630

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Machinery	7.7%	$10,905
Construction & Engineering	7.6%	10,635
Energy Equipment & Services	5.0%	7,015
Chemicals	3.9%	5,427
Industrial Conglomerates	3.7%	5,172
Capital Markets	3.7%	5,154
Metals & Mining	3.6%	5,066
Software	2.9%	4,106
Real Estate Management & Development	2.7%	3,829
Pharmaceuticals	2.6%	3,736
Electronic Equipment & Instruments	2.6%	3,668
Insurance	2.6%	3,597
Specialty Retail	2.4%	3,397
Electric Utilities	2.4%	3,393
Aerospace & Defense	2.2%	3,127
Gas Utilities	2.2%	3,052
IT Services	2.1%	3,033
Textiles, Apparel & Luxury Goods	2.1%	2,899
Trading Companies & Distributors	2.1%	2,895
Commercial Services & Supplies	1.9%	2,706
Leisure Equipment & Products	1.9%	2,616
Health Care Equipment & Supplies	1.8%	2,578
Building Products	1.8%	2,522
Media	1.7%	2,433
Oil, Gas & Consumable Fuels	1.7%	2,346
Electrical Equipment	1.6%	2,249
Auto Components	1.3%	1,869
Computers & Peripherals	1.3%	1,816
Commercial Banks	1.2%	1,702
Food & Staples Retailing	1.2%	1,649
Tobacco	1.1%	1,603
Transportation Infrastructure	1.1%	1,517
Road & Rail	1.1%	1,515
Health Care Providers & Services	1.0%	1,445
Food Products	0.9%	1,325
Communications Equipment	0.9%	1,276
Multi-Utilities	0.8%	1,090
Hotels, Restaurants & Leisure	0.8%	1,086

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY (continued):
Construction Materials	0.7%	$932
Diversified Financial Services	0.6%	923
Thrifts & Mortgage Finance	0.6%	866
Air Freight & Logistics	0.6%	805
Real Estate Investment Trusts	0.5%	676
Personal Products	0.5%	647
Airlines	0.4%	618
Consumer Finance	0.4%	596
Semiconductors & Semiconductor Equipment	0.4%	571
Distributors	0.3%	416
Automobiles	0.2%	278
Household Durables	0.2%	270
Internet Software & Services	0.1%	136
Investment Securities, at value	94.7%	133,183
Short-Term Investments	5.3%	7,447
Total Investments	100.0%	$140,630

NOTES TO SCHEDULE OF INVESTMENTS:

q	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 4.88%, a maturity date of 08/31/2008, and with a market value plus accrued interest of $8,181.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
♦	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $154,171. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,962 and $17,503, respectively. Net unrealized depreciation for tax purposes is $13,541.

£	Illiquid. These securities aggregated to $1,875, or 1.34% of the Fund’s net assets.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities aggregated to $727 or 0.52% of the Fund’s net assets.

REIT	Real Estate Investment Trust
PLC	Public Limited Company

Transamerica Science & Technology

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.3%)
Auto Components (1.6%)
BorgWarner, Inc.	29,793	$1,201
Biotechnology (3.8%)
Gilead Sciences, Inc. ‡	54,800	2,958
Communications Equipment (15.2%)
F5 Networks, Inc. ‡	87,000	2,536
Polycom, Inc. ‡	120,000	2,832
Qualcomm, Inc.	15,000	830
Research In Motion, Ltd. ‡	36,700	4,508
Riverbed Technology, Inc. ‡	66,000	1,047
Computers & Peripherals (10.1%)
Apple, Inc. ‡	30,300	4,816
Data Domain, Inc. ‡	53,000	1,143
EMC Corp. ‡	124,500	1,869
Diversified Financial Services (2.9%)
CME Group, Inc. -Class A	6,300	2,269
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	54,100	1,667
Electrical Equipment (5.6%)
Fuelcell Energy, Inc. ‡ ^	170,800	1,413
Sunpower Corp. -Class A ‡	37,100	2,922
Electronic Equipment & Instruments (6.5%)
FLIR Systems, Inc. ‡	70,000	2,852
Itron, Inc. ‡	24,000	2,216
Health Care Equipment & Supplies (6.6%)
Intuitive Surgical, Inc. ‡	9,700	3,020
NuVasive, Inc. ‡	38,000	2,134
Internet & Catalog Retail (3.8%)
Amazon.com, Inc. ‡	39,000	2,977
Internet Software & Services (10.2%)
Equinix, Inc. ‡	17,000	1,383
Google, Inc. -Class A ‡	8,800	4,169
Omniture, Inc. ‡	67,000	1,163
Vocus, Inc. ‡	34,538	1,229
Machinery (1.2%)
Tennant Co.	35,500	934
Software (22.7%)
Activision Blizzard, Inc. ‡	54,000	1,943
Adobe Systems, Inc. ‡	71,000	2,936
Informatica Corp. ‡	117,000	1,894
Macrovision Solutions Corp. ‡	129,500	1,968
Nintendo Co., Ltd. ADR	30,200	1,884
Nuance Communications, Inc. ‡	140,000	2,173
Salesforce.com, Inc. ‡	52,500	3,349
Ultimate Software Group, Inc. ‡	56,500	1,482
Wireless Telecommunication Services (4.9%)
Metropcs Communications, Inc. ‡	129,300	2,150
NII Holdings, Inc. ‡	29,600	1,618
Total Common Stocks (cost $68,108)		75,485

	Principal
REPURCHASE AGREEMENT (2.7%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $2,103 on 08/01/2008 q	$2,103	2,103
Total Repurchase Agreement (cost $2,103)		2,103

	Shares
SECURITIES LENDING COLLATERAL (0.2%)
State Street Navigator Securities Lending Trust – Prime Portfolio, 2.66% •	161	161
Total Securities Lending Collateral (cost $161)		161

Total Investment Securities (cost $70,372) #		$77,749

NOTES TO SCHEDULE OF INVESTMENTS:

q	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 4.88%, a maturity date of 08/31/2008, and with a market value plus accrued interest of $2,557.
^	All or a portion of this security is on loan. The value of all securities on loan is $150.
State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
•	Interest rate shown reflects the yield at July 31, 2008.
#

Aggregate cost for federal income tax purposes is $70,372. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $14,607 and $7,230, respectively. Net unrealized appreciation for tax purposes is $7,377.

DEFINITIONS:

ADR	American Depositary Receipt

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (24.0%)
Fannie Mae
4.50%, due 03/25/2017 – 04/25/2030	$14,180	$14,158
5.00%, due 10/25/2032 – 06/25/2034	20,249	20,303
5.50%, due 03/25/2026	9,260	9,354
5.94%, due 07/01/2037 *	6,727	6,836
Freddie Mac
4.00%, due 10/15/2029	5,571	5,494
4.50%, due 02/15/2027	6,100	6,133
4.81%, due 06/01/2035 *	9,736	9,834
5.00%, due 06/15/2027 – 11/15/2032	17,951	18,039
5.50%, due 04/15/2024 – 01/15/2029	20,252	20,715
5.51%, due 08/01/2037 *	4,278	4,359
5.54%, due 02/01/2038 *	6,746	6,814
5.71%, due 03/01/2037 *	7,526	7,609
Ginnie Mae
4.50%, due 01/17/2033	6,842	6,843
Total U.S. Government Agency Obligations (cost $134,723)		136,491

MORTGAGE-BACKED SECURITIES (3.2%)
Crown Castle Towers LLC
Series 2006-1A, Class C-144A
5.47%, due 11/15/2036	5,000	4,537
Global Signal Trust
Series 2004-2A, Class D-144A
5.09%, due 12/15/2014	9,750	9,280
SBA CMBS Trust
Series 2006-1A, Class E-144A
6.17%, due 11/15/2036	5,000	4,358
Total Mortgage-Backed Securities (cost $19,611)		18,175

ASSET-BACKED SECURITIES (4.8%)
American Airlines, Inc.
Series 99-1
7.02%, due 10/15/2009	2,500	2,375
Continental Airlines, Inc.
7.49%, due 10/02/2010	3,061	2,962
Delta Air Lines, Inc.
7.57%, due 11/18/2010	4,000	3,770
Pemex Finance, Ltd.
9.03%, due 02/15/2011	2,970	3,170
Ras Laffan Liquefied Natural Gas Co., Ltd. -144A
3.44%, due 09/15/2009	5,998	6,010
USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, due 02/15/2012	4,000	4,059
USAA Auto Owner Trust
Series 2008-2, Class A2
3.91%, due 01/15/2011	5,000	5,023
Total Asset-Backed Securities (cost $27,903)		27,369

CORPORATE DEBT SECURITIES (65.8%)
Air Freight & Logistics (1.1%)
FedEx Corp.
3.50%, due 04/01/2009	6,000	5,985
Automobiles (0.9%)
Daimler Finance North America LLC
7.20%, due 09/01/2009	5,200	5,337
Beverages (3.9%)
Coca-Cola Enterprises, Inc.
3.40%, due 05/06/2011 *	6,000	6,027
Diageo Capital PLC
4.38%, due 05/03/2010	4,870	4,878
Miller Brewing Co. -144A
4.25%, due 08/15/2008	5,145	5,147
Molson Coors Capital Finance
4.85%, due 09/22/2010	6,000	6,017
Capital Markets (3.8%)
Merrill Lynch & Co., Inc.
4.50%, due 05/20/2009 *	5,000	4,990
Morgan Stanley
2.91%, due 02/09/2009 *	6,000	5,972
Nuveen Investments, Inc.
5.00%, due 09/15/2010	3,187	2,829
State Street Capital Trust III
8.25%, due 03/15/2011 Ž	3,000	3,023
Xstrata Finance Dubai, Ltd. -144A
3.15%, due 11/13/2009 *	5,000	4,889
Chemicals (2.0%)
ICI Wilmington, Inc.
4.38%, due 12/01/2008	5,002	5,005
Lubrizol Corp.
4.63%, due 10/01/2009	6,566	6,530
Commercial Banks (4.1%)
BNP Paribas
3.13%, due 06/04/2010 *	3,700	3,703
General Electric Capital Corp.
4.13%, due 09/01/2009	6,070	6,108
ICICI Bank, Ltd. -144A
3.33%, due 01/12/2010 *	2,375	2,299
M&I Marshall & Ilsley Bank
2.95%, due 12/04/2012 *	7,500	5,937
VTB Capital SA for Vneshtorgbank -144A
3.38%, due 08/01/2008 *	5,000	5,000
Commercial Services & Supplies (0.4%)
Waste Management, Inc.
6.88%, due 05/15/2009	2,355	2,398
Computers & Peripherals (0.9%)
Hewlett-Packard Co.
2.84%, due 06/15/2010 *	5,199	5,173

	Principal	Value
Consumer Finance (2.4%)
American Express Credit Corp.
2.58%, due 02/24/2012 *	$4,300	$3,894
Discover Financial Services
3.32%, due 06/11/2010 *	6,920	5,640
John Deere Capital Corp.
3.54%, due 06/10/2011 *	4,000	4,002
Containers & Packaging (0.5%)
Rexam PLC -144A
6.75%, due 06/01/2013	2,950	2,953
Diversified Financial Services (1.7%)
ASIF Global Financing XXIII -144A
3.90%, due 10/22/2008	2,925	2,918
Caterpillar Financial Services Corp.
4.30%, due 06/01/2010	4,224	4,258
ILFC E-Capital Trust I -144A
5.90%, due 12/21/2065	3,000	2,240
Diversified Telecommunication Services (2.4%)
Telecom Italia Capital SA
4.00%, due 11/15/2008	8,010	8,009
Telefonica Europe BV
7.75%, due 09/15/2010	5,400	5,684
Electric Utilities (2.9%)
Midamerican Energy Holdings Co. -Class B
7.52%, due 09/15/2008	5,500	5,522
PSEG Power LLC
3.75%, due 04/01/2009	4,900	4,897
Sempra Energy
7.95%, due 03/01/2010	5,500	5,781
Energy Equipment & Services (0.8%)
Halliburton Co.
5.50%, due 10/15/2010	4,517	4,666
Food & Staples Retailing (2.1%)
Kroger Co.
8.05%, due 02/01/2010	5,012	5,234
Safeway, Inc.
4.13%, due 11/01/2008	3,610	3,612
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	2,900	2,886
Food Products (3.2%)
Cargill, Inc. -144A q
3.63%, due 03/04/2009	5,000	4,967
ConAgra Foods, Inc.
7.88%, due 09/15/2010	4,880	5,157
General Mills, Inc.
2.92%, due 01/22/2010 *	5,200	5,116
Michael Foods, Inc.
8.00%, due 11/15/2013	3,215	3,175
Gas Utilities (1.1%)
Southern Union Co.
6.15%, due 08/16/2008	6,000	6,001
Hotels, Restaurants & Leisure (0.5%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	3,000	2,955
Independent Power Producers & Energy Traders (1.7%)
Empresa Nacional de Electricidad SA -Class B
8.50%, due 04/01/2009	9,610	9,847
Industrial Conglomerates (0.9%)
Hutchison Whampoa International, Ltd. -144A
5.45%, due 11/24/2010	5,000	5,061
Insurance (0.5%)
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 Ž ¡	3,250	2,760
IT Services (1.3%)
Western Union Co.
2.95%, due 11/17/2008 *	7,200	7,196
Leisure Equipment & Products (0.5%)
Leslie’s Poolmart
7.75%, due 02/01/2013	2,930	2,622
Machinery (0.4%)
Case New Holland, Inc.
6.00%, due 06/01/2009	2,500	2,488
Media (2.9%)
British Sky Broadcasting Group PLC
8.20%, due 07/15/2009	6,000	6,167
Comcast Cable Communications LLC
6.88%, due 06/15/2009	5,500	5,637
Time Warner, Inc.
3.03%, due 11/13/2009 *	4,906	4,794
Metals & Mining (1.7%)
Arcelormittal -144A
5.38%, due 06/01/2013	3,500	3,435
BHP Billiton Finance, Ltd.
5.00%, due 12/15/2010	6,000	6,057
Multiline Retail (0.4%)
JC Penney Corp., Inc.
7.38%, due 08/15/2008	2,384	2,386
Office Electronics (0.7%)
Xerox Corp.
9.75%, due 01/15/2009	4,000	4,099
Oil, Gas & Consumable Fuels (4.7%)
Anadarko Petroleum Corp.
3.18%, due 09/15/2009 *	5,700	5,651
Burlington Resources Finance Co.
6.50%, due 12/01/2011	6,175	6,565
Enterprise Products Operating, LP
7.50%, due 02/01/2011	6,100	6,390
Kinder Morgan Energy Partners, LP
6.30%, due 02/01/2009	3,200	3,228
Transcanada Pipelines, Ltd.
6.49%, due 01/21/2009	5,000	5,058

	Principal	Value
Real Estate Investment Trusts (8.4%)
BRE Properties, Inc.
5.75%, due 09/01/2009	$10,000	$9,976
Developers Divers Realty
4.63%, due 08/01/2010	3,500	3,371
Federal Realty Investment Trust
8.75%, due 12/01/2009	2,680	2,798
Healthcare Realty Trust, Inc.
8.13%, due 05/01/2011	3,000	3,092
iStar Financial, Inc.
3.03%, due 03/09/2010 *	3,500	2,748
Kimco Realty Corp.
4.62%, due 05/06/2010	5,000	5,026
PPF Funding, Inc. -144A
5.35%, due 04/15/2012	4,000	3,893
ProLogis
5.25%, due 11/15/2010	7,020	7,010
Simon Property Group, LP
3.75%, due 01/30/2009	5,335	5,283
Westfield Group -144A
5.40%, due 10/01/2012	5,000	4,722
Real Estate Management & Development (1.3%)
Colonial Realty, LP
4.75%, due 02/01/2010	2,380	2,323
Post Apartment Homes, LP
7.70%, due 12/20/2010	5,000	5,102
Road & Rail (4.8%)
Burlington Northern Santa Fe Corp.
6.13%, due 03/15/2009	5,000	5,040
CSX Corp.
6.25%, due 10/15/2008	5,350	5,371
Erac USA Finance Co. -144A
7.95%, due 12/15/2009	5,500	5,633
Norfolk Southern Corp.
6.20%, due 04/15/2009	6,000	6,082
Union Pacific Corp.
3.63%, due 06/01/2010	5,030	4,949
Wireless Telecommunication Services (0.9%)
Vodafone Group PLC
7.75%, due 02/15/2010	5,000	5,227
Total Corporate Debt Securities (cost $380,389)		373,901

REPURCHASE AGREEMENT (0.6%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $3,233 on 08/01/2008  °	3,233	3,233
Total Repurchase Agreement (cost $3,233)		3,233

Total Investment Securities (cost $565,859) #		$559,169

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of July 31,2008.
	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $3,301.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $565,859. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,378 and $10,068, respectively. Net unrealized depreciation for tax purposes is $6,690.

q	Illiquid. These securities aggregated to $4,967 or 0.87% of the Fund’s net assets.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities aggregated to $80,102 or 14.10% of the Fund’s net assets.

LLC	Limited Liability Corporation
PLC	Public Limited Company

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (92.6%)
Chemicals (3.1%)
Terra Industries, Inc.	396,001	$21,384
Zep, Inc.	265,000	4,524
Commercial Services & Supplies (9.0%)
FTI Consulting, Inc. ‡	550,000	39,138
Navigant Consulting, Inc. ‡	932,790	17,238
Republic Services, Inc. -Class A	549,090	17,845
Computers & Peripherals (0.5%)
Hypercom Corp. ‡	864,700	4,202
Diversified Telecommunication Services (2.0%)
Frontier Communications Corp.	1,425,000	16,473
Electric Utilities (3.5%)
ALLETE, Inc.	301,666	12,839
Uil Holdings Corp.	500,000	15,640
Electronic Equipment & Instruments (1.3%)
Cogent, Inc. ‡	1,058,615	10,734
Energy Equipment & Services (9.9%)
Allis-Chalmers Energy, Inc. ‡ ^	255,000	3,919
Global Industries, Ltd. ‡	1,009,390	12,052
Helix Energy Solutions Group, Inc. ‡	405,000	12,932
Hercules Offshore, Inc. ‡	482,927	12,059
Superior Energy Services, Inc. ‡	845,000	40,078
Food Products (2.5%)
Dean Foods Co. ‡	977,630	20,823
Health Care Equipment & Supplies (0.6%)
Orthofix International NV ‡	221,000	5,258
Health Care Providers & Services (2.0%)
Chemed Corp.	385,000	16,478
Household Durables (1.5%)
Jarden Corp. ‡	505,100	12,138
Industrial Conglomerates (5.0%)
McDermott International, Inc. ‡	855,000	40,758
Insurance (4.4%)
HCC Insurance Holdings, Inc.	767,500	17,384
PartnerRe, Ltd.	265,000	18,635
IT Services (1.7%)
Wright Express Corp. ‡	525,000	13,939
Marine (11.3%)
Aries Maritime Transport, Ltd.	1,007,000	3,011
DryShips, Inc. ^	495,700	38,233
Genco Shipping & Trading, Ltd. ^	629,700	42,933
Omega Navigation Enterprises, Inc. -Class A	549,700	8,603
Multi-Utilities (2.0%)
CMS Energy Corp.	1,247,350	16,839
Oil, Gas & Consumable Fuels (13.7%)
Cabot Oil & Gas Corp.	277,000	12,191
Comstock Resources, Inc. ‡	276,085	16,844
Goodrich Petroleum Corp. ‡	400,000	18,340
Holly Corp.	400,000	11,432
Newfield Exploration Co. ‡	245,000	12,000
Petrohawk Energy Corp. ‡	915,700	30,511
StealthGas, Inc.	745,600	11,184
Real Estate Investment Trusts (11.2%)
Annaly Capital Management, Inc.	1,780,000	26,825
Capstead Mortgage Corp.	838,500	9,156
LTC Properties, Inc.	775,480	22,667
Omega Healthcare Investors, Inc.	1,104,860	19,081
Parkway Properties, Inc.	406,700	14,353
Software (1.3%)
Fair Isaac Corp.	465,000	10,351
Textiles, Apparel & Luxury Goods (2.0%)
Hanesbrands, Inc. ‡	754,960	16,186
Transportation Infrastructure (4.1%)
Aegean Marine Petroleum Network, Inc.	920,190	33,311
Total Common Stocks (cost $650,134)		760,521

	Principal
REPURCHASE AGREEMENT (6.5%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $53,048 on 08/01/2008 q à	$53,046	53,046
Total Repurchase Agreement (cost $53,046)		53,046

	Shares
SECURITIES LENDING COLLATERAL (2.7%)
State Street Navigator Securities Lending Trust — Prime Portfolio, 2.66% à	22,519	22,519
Total Securities Lending Collateral (cost $22,519)		22,519

Total Investment Securities (cost $725,699) #		$836,086

NOTES TO SCHEDULE OF INVESTMENTS:

q	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 4.88%, a maturity date of 08/31/2008, and with a market value plus accrued interest of $56,243.
^	All or a portion of this security is on loan. The value of all securities on loan is $22,168.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $725,699. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $186,210 and $75,823, respectively. Net unrealized appreciation for tax purposes is $110,387.

Interest rate shown reflects the yield at July 31, 2008.

Transamerica Templeton Global

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.3%)
Australia (0.8%)
Alumina, Ltd.	96,049	$415
National Australia Bank, Ltd.	34,025	781
Austria (0.6%)
Telekom Austria AG	41,880	862
Brazil (1.5%)
Cia Vale do Rio Doce -Class B	15,230	457
Empresa Brasileira de Aeronautica SA	25,360	775
Petroleo Brasileiro SA	18,000	1,007
Canada (3.0%)
Jean Coutu Group PJC, Inc. -Class A	68,100	532
Research In Motion, Ltd. ‡	32,000	3,930
Denmark (0.6%)
Vestas Wind Systems ‡	6,730	878
Finland (0.6%)
Stora ENSO OYJ -Class R	35,580	321
UPM-Kymmene OYJ	39,960	632
France (6.1%)
Accor SA	7,040	469
AXA SA	36,800	1,082
France Telecom SA	57,970	1,833
Michelin -Class B	9,227	608
Sanofi-Aventis SA	20,199	1,419
Suez SA	15,150	906
Thomson, ADR ‡	16,070	70
Thomson ‡	30,320	133
Total SA	21,742	1,665
Vivendi	26,410	1,104
Germany (6.9%)
Bayerische Motoren Werke AG	21,040	945
Celesio AG	19,660	642
Daimler AG ‡	29,000	1,673
Deutsche Post AG	42,130	989
E.ON AG	24,540	1,546
Infineon Technologies AG ‡	115,570	874
Merck KGAA	5,550	671
Muenchener Rueckversicherungs AG	4,810	798
SAP AG	9,550	553
Siemens AG	14,390	1,758
Hong Kong (0.8%)
Cheung Kong Holdings, Ltd.	47,000	658
Hutchison Whampoa International, Ltd.	59,000	552
Israel (0.7%)
Check Point Software Technologies ‡	46,200	1,055
Italy (1.6%)
Autogrill SPA	5,943	71
ENI SPA	19,755	1,331
UniCredit SPA	173,709	1,035
Japan (4.9%)
Aiful Corp.	32,350	335
Fujifilm Holdings Corp.	16,700	525
Konica Minolta Holdings, Inc.	54,500	895
Mabuchi Motor Co., Ltd.	12,400	645
Mitsubishi UFJ Financial Group, Inc.	32,270	283
NGK Spark Plug Co., Ltd.	29,000	326
Nintendo Co., Ltd.	2,200	1,067
Olympus Corp.	17,800	598
Promise Co., Ltd.	26,150	666
Sony Corp.	10,560	398
Takeda Pharmaceutical Co., Ltd.	8,300	441
Toyota Motor Corp.	9,000	388
Uss Co., Ltd.	11,890	794
Korea, Republic of (1.7%)
Kookmin Bank	8,150	467
Korea Electric Power Corp.	21,480	343
KT Corp.	23,855	488
Samsung Electronics Co., Ltd. -144A	4,830	1,345
Netherlands (1.9%)
ING Groep NV, ADR	9,330	305
ING Groep NV	32,710	1,066
Koninklijke Philips Electronics NV	33,360	1,112
Reed Elsevier NV ‡	26,984	447
Netherlands Antilles (1.3%)
Schlumberger, Ltd.	19,500	1,981
Norway (1.1%)
Aker Kvaerner ASA	17,210	403
Telenor ASA	88,850	1,337
Portugal (0.3%)
Portugal Telecom SGPS SA	41,810	459
Singapore (1.9%)
DBS Group Holdings, Ltd., ADR	4,010	228
DBS Group Holdings, Ltd.	85,600	1,191
Flextronics International, Ltd. ‡	49,270	440
Singapore Telecommunications, Ltd.	378,000	984
South Africa (0.7%)
Sasol, Ltd.	19,000	1,006
Spain (2.1%)
Banco Santander SA	55,790	1,086
Telefonica SA	78,161	2,028
Sweden (1.2%)
Nordea Bank AB	67,010	949
Securitas AB -Class B	25,750	298
Svenska Cellulosa AB -Class B	47,560	539
Switzerland (4.2%)
ACE, Ltd.	18,590	943
Adecco SA	12,770	585
Lonza Group AG	7,370	1,068
Nestle SA	30,275	1,343
Novartis AG	22,670	1,345
Swiss Reinsurance	8,890	553
UBS AG	22,225	427
UBS AG ^	6,443	124
Taiwan (1.1%)
Chunghwa Telecom Co., Ltd. ‡	37,048	933
Lite-On Technology Corp.	30,560	272
Taiwan Semiconductor Manufacturing Co., Ltd.	48,152	458

	Shares	Value
Turkey (0.6%)
Turkcell Iletisim Hizmet AS	47,270	$912
United Kingdom (11.4%)
Aviva PLC	92,990	923
BAE Systems PLC	195,530	1,735
BP PLC	28,610	1,758
British Sky Broadcasting Group PLC	79,790	715
Cadbury PLC	38,348	453
Compass Group PLC	124,660	899
GlaxoSmithKline PLC	59,329	1,383
Group 4 Securicor PLC	220,390	839
HSBC Holdings PLC ADR	6,390	527
HSBC Holdings PLC	38,729	640
Kingfisher PLC ADR	52,500	255
Kingfisher PLC	123,010	286
Pearson PLC	59,240	758
Rentokil Initial PLC	221,600	293
Rolls-Royce Group PLC ‡	120,661	851
Royal Bank of Scotland PLC	149,670	621
Royal Dutch Shell PLC -Class B	49,160	1,726
Unilever PLC	34,487	946
Vodafone Group PLC	618,342	1,656
United States (40.7%)
Allergan, Inc.	27,000	1,402
Amazon.com, Inc. ‡	22,000	1,679
American Express Co.	46,000	1,708
American International Group, Inc.	8,000	208
Apple, Inc. ‡	23,000	3,656
AT&T, Inc.	47,000	1,448
Becton Dickinson & Co.	12,000	1,019
Boeing Co.	18,000	1,100
BorgWarner, Inc.	30,000	1,210
Caterpillar, Inc.	39,000	2,711
CME Group, Inc. -Class A	4,000	1,440
Ecolab, Inc.	31,500	1,408
Electronic Arts, Inc. ‡	54,000	2,332
Expeditors International of Washington, Inc.	55,000	1,953
General Electric Co.	96,000	2,716
Gilead Sciences, Inc. ‡	55,000	2,969
Google, Inc. -Class A ‡	6,000	2,842
Jacobs Engineering Group, Inc. ‡	41,000	3,171
Johnson Controls, Inc.	73,000	2,202
Nordstrom, Inc.	47,000	1,351
PACCAR, Inc.	47,000	1,977
Praxair, Inc.	42,000	3,937
Qualcomm, Inc.	45,000	2,490
Raytheon Co.	46,000	2,619
Sigma-Aldrich Corp.	35,700	2,168
State Street Corp. °	11,300	810
T. Rowe Price Group, Inc.	46,500	2,783
Tyco Electronics, Ltd.	74,000	2,452
Union Pacific Corp.	18,000	1,484
Varian Medical Systems, Inc. ‡	38,000	2,280
Total Common Stocks (cost $142,890)		148,645

	Principal
REPURCHASE AGREEMENT (1.4%)
United States (1.4%)
State Street Bank & Trust Repurchase Agreement ▲ °
1.05%, dated 07/31/2008, to be repurchased at $2,150 on 08/01/2008	$2,149	2,149
Total Repurchase Agreement (cost $2,149)		2,149

	Shares
RIGHTS (0.1%)
France (0.1%)
Suez Environnement SA ‡	15,150	109
Total Rights (cost $107)		109

SECURITIES LENDING COLLATERAL (0.0%)
State Street Navigator Securities Lending Trust – Prime Portfolio, 2.66% £ °	1	1
Total Securities Lending Collateral (cost $1)		1

Total Investment Securities (cost $145,147) #		$150,904

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Diversified Telecommunication Services	6.9%	$10,372
Oil, Gas & Consumable Fuels	5.6%	8,493
Commercial Banks	5.2%	7,810
Chemicals	5.0%	7,513
Aerospace & Defense	4.7%	7,079
Pharmaceuticals	4.4%	6,661
Communications Equipment	4.3%	6,421
Industrial Conglomerates	4.1%	6,138
Software	3.3%	5,007
Machinery	3.1%	4,688
Insurance	3.0%	4,507
Auto Components	2.9%	4,346
Capital Markets	2.7%	4,144
Electronic Equipment & Instruments	2.7%	4,063
Computers & Peripherals	2.6%	3,928
Health Care Equipment & Supplies	2.6%	3,897
Construction & Engineering	2.1%	3,171
Media	2.0%	3,025
Automobiles	2.0%	3,006
Biotechnology	2.0%	2,969
Air Freight & Logistics	1.9%	2,942
Internet Software & Services	1.9%	2,842
Diversified Financial Services	1.9%	2,812
Food Products	1.8%	2,741
Consumer Finance	1.8%	2,708
Semiconductors & Semiconductor Equipment	1.8%	2,676
Wireless Telecommunication Services	1.7%	2,569
Energy Equipment & Services	1.6%	2,384
Commercial Services & Supplies	1.4%	2,124
Electric Utilities	1.2%	1,889
Internet & Catalog Retail	1.1%	1,679
Paper & Forest Products	1.0%	1,491
Road & Rail	1.0%	1,484
Hotels, Restaurants & Leisure	0.9%	1,439
Multiline Retail	0.9%	1,351
Specialty Retail	0.9%	1,334
Life Sciences Tools & Services	0.7%	1,068
Multi-Utilities	0.6%	906
Office Electronics	0.6%	895
Electrical Equipment	0.6%	878
Metals & Mining	0.6%	872
Real Estate Management & Development	0.4%	658
Health Care Providers & Services	0.4%	642
Household Durables	0.4%	600
Food & Staples Retailing	0.3%	532
Investment Securities, at value	98.6%	148,754
Short-Term Investments	1.4%	2,150
Total Investments	100.0%	$150,904

NOTES TO SCHEDULE OF INVESTMENTS:

^                       All or a portion of this security is on loan. The value of all securities on loan is $1.

▲                Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $2,197.

°                        State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.

‡                       Non-income producing security.

£                      Interest rate shown reflects the yield at July 31, 2008.

#                      Aggregate cost for federal income tax purposes is $145,147. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $21,498 and $15,741, respectively. Net unrealized appreciation for tax purposes is $5,757.

DEFINITIONS:

144A                   144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities aggregated to $1,345 or 0.89% of the Fund’s net assets.

PLC                        Public Limited Company

ADR                       American Depositary Receipt

Transamerica Third Avenue Value

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (93.5%)
Bermuda (3.4%)
Brookfield Infrastructure Partners, LP	26,617	$498
Bw Gas, Ltd. ‡ ^	305,194	3,276
Montpelier RE Holdings, Ltd.	325,711	5,113
Nabors Industries, Ltd. ‡	196,865	7,178
Canada (14.6%)
Brookfield Asset Management, Inc. -Class A	619,586	20,830
Canfor Corp. ‡	1,087,723	8,010
Canfor Pulp Income Trust	21,510	194
E-L Financial Corp., Ltd.	5,786	3,097
EnCana Corp.	282,000	20,358
Power Corp. of Canada	507,564	15,480
Germany (0.3%)
Lanxess AG	38,950	1,507
Hong Kong (15.5%)
Cheung Kong Holdings, Ltd.	1,264,153	17,686
Chong Hing Bank, Ltd.	991,190	2,597
Hang Lung Group, Ltd.	928,692	4,119
Hang Lung Properties, Ltd.	1,703,749	5,352
Henderson Land Development Co., Ltd.	2,799,538	17,329
Hutchison Whampoa International, Ltd.	1,941,888	18,166
Wharf Holdings, Ltd.	1,507,141	6,661
Japan (14.6%)
AIOI Insurance Co., Ltd.	324,627	1,736
Daiichi Sankyo Co., Ltd.	215,386	6,431
Mitsui Fudosan Co., Ltd.	839,462	18,992
Mitsui Sumitomo Insurance Group Holdings, Inc. ‡	96,651	3,204
Sapporo Breweries	720,000	5,152
Tokio Marine Holdings, Inc.	410,080	15,386
Toyota Industries Corp.	585,107	16,944
Korea, Republic of (5.0%)
POSCO ^	174,261	23,116
Sweden (2.8%)
Investor AB -Class A	616,546	12,931
United Kingdom (0.3%)
Derwent London PLC REIT	70,050	1,518
United States (37.0%)
Alamo Group, Inc.	213,981	4,633
Alexander & Baldwin, Inc.	68,770	2,984
Alliance Data Systems Corp. ‡	62,050	3,981
AMBAC Financial Group, Inc.	328,252	827
Applied Materials, Inc.	133,961	2,320
AVX Corp.	826,145	8,319
Bank of New York Mellon Corp.	560,052	19,882
BEL Fuse, Inc. -Class A	32,648	961
Brookline Bancorp, Inc.	315,858	3,080
Capital Southwest Corp. ^	19,256	2,511
Cimarex Energy Co.	361,128	18,818
CIT Group, Inc.	194,517	1,650
Cross Country Healthcare, Inc. ‡	166,206	2,651
Electro Scientific Industries, Inc. ‡	196,486	3,073
Electronics For Imaging, Inc. ‡	102,436	1,435
Forest City Enterprises, Inc. -Class A	388,218	10,121
Intel Corp.	315,961	7,011
Leapfrog Enterprises, Inc. -Class A ‡	354,111	3,389
Legg Mason, Inc.	240,452	9,702
Lexmark International, Inc. -Class A ‡	66,205	2,322
MBIA, Inc.	1,211,786	7,186
MDC Holdings, Inc.	113,363	4,707
MGIC Investment Corp.	144,137	922
NewAlliance Bancshares, Inc.	142,535	1,850
Phoenix Cos., Inc.	156,209	1,520
Radian Group, Inc.	360,585	627
St Joe Co.	370,892	12,992
St. Mary Land & Exploration Co.	124,198	5,286
Superior Industries International, Inc. ^	288,263	4,869
Sycamore Networks, Inc. ‡	1,508,183	5,249
Tejon Ranch Co. ‡	76,574	2,324
Tellabs, Inc. ‡	891,479	4,582
USG Corp. ‡	173,911	4,991
Westwood Holdings Group, Inc.	111,753	5,194
Total Common Stocks (cost $542,026)		434,830

	Principal
REPURCHASE AGREEMENT (6.1%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $28,520 on 08/01/2008 ¡ à	$28,519	28,519
Total Repurchase Agreement (cost $28,519)		28,519

	Shares
SECURITIES LENDING COLLATERAL (0.3%)
State Street Navigator Securities Lending
Trust - Prime Portfolio, 2.66% £ à	1,468	1,468
Total Securities Lending Collateral (cost $1,468)		1,468

Total Investment Securities (cost $572,013) #		$464,817

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Real Estate Management & Development	25.0%	$116,406
Insurance	11.5%	53,549
Oil, Gas & Consumable Fuels	10.3%	47,738
Capital Markets	8.0%	37,289
Metals & Mining	5.0%	23,116
Auto Components	4.7%	21,813
Industrial Conglomerates	3.9%	18,166
Diversified Financial Services	3.1%	14,581
Electronic Equipment & Instruments	2.5%	11,392
Communications Equipment	2.3%	10,791
Semiconductors & Semiconductor Equipment	2.0%	9,331
Paper & Forest Products	1.8%	8,204
Energy Equipment & Services	1.5%	7,178
Thrifts & Mortgage Finance	1.4%	6,480
Pharmaceuticals	1.4%	6,431
Beverages	1.1%	5,152
Building Products	1.1%	4,991
Household Durables	1.0%	4,707
Machinery	1.0%	4,633
IT Services	0.9%	3,980
Computers & Peripherals	0.8%	3,758
Leisure Equipment & Products	0.7%	3,389
Marine	0.6%	2,984
Health Care Providers & Services	0.6%	2,651
Commercial Banks	0.6%	2,597
Real Estate Investment Trusts	0.3%	1,518
Chemicals	0.3%	1,507
Electric Utilities	0.1%	498
Investment Securities, at value	93.5%	434,830
Short-Term Investments	6.5%	29,987
Total Investments	100.0%	$464,817

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $1,427.
¡	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 0.00%, a maturity date of 11/13/2008, and with a market value plus accrued interest of 29,094.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
£	Interest rate shown reflects the yield at July 31, 2008.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $572,013. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $20,259 and $127,455, respectively. Net unrealized depreciation for tax purposes is $107,196.

DEFINITIONS:

REIT	Real Estate Investment Trust
PLC	Public Limited Company

Transamerica UBS Dynamic Alpha

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal		Value
STRUCTURED NOTE DEBTS (0.9%)
United Kingdom (0.9%)
Royal Bank of Scotland PLC
Zero Coupon, due 01/21/2009 *	GBP	1,150	$1,962
Total Structured Note Debts (cost $2,269)			1,962

	Shares
PREFERRED STOCK (0.4%)
Germany (0.4%)
Henkel KGAA, 1.97% £	22,960		916
Total Preferred Stock (cost $1,094)			916

COMMON STOCKS (88.4%)
Australia (0.5%)
National Australia Bank, Ltd.	8,480		195
Qantas Airways, Ltd.	42,737		133
QBE Insurance Group, Ltd.	23,381		493
Westpac Banking Corp.	6,487		130
Austria (0.2%)
Telekom Austria AG	23,651		487
Belgium (0.1%)
Mobistar SA	1,683		139
Bermuda (0.9%)
Accenture, Ltd. -Class A	7,200		301
Catlin Group, Ltd.	9,515		62
Covidien, Ltd.	9,500		468
Esprit Holdings, Ltd.	19,100		203
Weatherford International, Ltd. ‡	20,900		788
Canada (1.0%)
Canadian Imperial Bank of Commerce	4,800		290
Manulife Financial Corp.	2,700		99
Potash Corp. of Saskatchewan	1,600		327
Power Financial Corp.	3,600		119
Research In Motion, Ltd. ‡	5,200		639
Toronto-Dominion Bank	6,000		365
Ultra Petroleum Corp. ‡	2,100		150
Cayman Islands (0.0%)
Leaf Clean Energy Co. ‡	28,581		55
Finland (0.7%)
Nokia OYJ	39,715		1,084
Stora ENSO OYJ -Class R	25,713		232
Tietoenator OYJ	4,916		100
UPM-Kymmene OYJ	5,293		84
France (4.5%)
Air France	8,284		206
AXA SA	31,736		933
BNP Paribas	14,595		1,439
Capital Gemini SA	598		38
Compagnie Generale de Geophysi ‡	5,755		225
France Telecom SA	52,368		1,656
Societe Generale	606		56
Suez SA	22,397		1,340
Technip SA	1,858		157
Total SA	40,694		3,116
Vivendi	7,573		316
Germany (3.6%)
Allianz SE	6,996		1,186
Bayerische Motoren Werke AG	2,521		113
Celesio AG	4,617		151
Daimler AG	14,647		846
Deutsche Bank AG	5,568		514
Deutsche Post AG	10,516		247
Deutsche Postbank AG	2,623		185
Deutsche Telekom AG	17,743		308
E.ON AG	4,156		792
Gerresheimer AG	3,610		187
Metro AG	9,916		559
Muenchener Rueckversicherungs AG	3,430		569
SAP AG	7,335		425
Siemens AG	10,926		1,335
Stada Arzneimittel AG	3,610		187
Greece (0.1%)
Alpha Bank A.E.	5,109		151
Hong Kong (0.1%)
Sun Hung KAI Properties, Ltd.	11,000		163
Ireland (0.9%)
Anglo Irish Bank Corp. PLC	12,330		97
Bank of Ireland	103,635		870
CRH PLC	29,309		776
Elan Corp. PLC ‡	6,618		134
Smurfit Kappa Group PLC ‡	4,804		29
Smurfit Kappa PLC ‡	5,927		35
Italy (1.0%)
ENI SpA	50,297		1,697
Intesa Sanpaolo SpA	51,223		288
Terna Rete Elettrica Nazionale SpA	8,489		35
Japan (2.2%)
Bank of Yokohama, Ltd.	22,000		142
Canon, Inc.	7,600		347
Casio Computer Co., Ltd.	8,900		110
Daiwa Securities Group, Inc.	3,000		26
Funai Electric Co., Ltd.	1,000		31
Honda Motor Co., Ltd.	9,600		307
Japan Tobacco, Inc.	64		298
JFE Holdings, Inc.	3,700		180
Keyence Corp.	1,100		240
Komatsu, Ltd.	9,100		226
Leopalace21 Corp.	4,600		62
Mitsui O.S.K. Lines, Ltd.	37,000		479
Mitsui Sumitomo Insurance Group Holdings, Inc. ‡	4,200		139
NTT DoCoMo, Inc.	66		107
Ricoh Co., Ltd.	16,000		260
Shin-Etsu Chemical Co., Ltd.	4,700		288
Sompo Japan Insurance, Inc.	17,000		168
Sumitomo Metal Industries, Ltd.	61,000		294
Sumitomo Metal Mining Co., Ltd.	8,000		102

	Shares	Value
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	19	$147
Sumitomo Trust & Banking Co., Ltd.	19,000	131
Toyota Motor Corp.	9,900	427
Jersey, C.I. (0.0%)
Experian Group, Ltd.	11,846	92
Liberia (0.2%)
Royal Caribbean Cruises, Ltd.	15,000	382
Luxembourg (0.8%)
Acrelormittal	16,004	1,416
SES SA	8,268	201
Netherlands (1.3%)
ASML Holding NV -Class G	8,300	189
ASML Holding NV ‡	31,663	724
ING Groep NV	16,394	535
Koninklijke Philips Electronics NV	1,199	40
Ordina NV	1,325	16
Qiagen N.V. ‡	14,200	267
Reed Elsevier NV ‡	29,121	482
TNT NV	14,571	509
Netherlands Antilles (0.4%)
Schlumberger, Ltd.	7,200	732
Norway (0.2%)
Norsk Hydro ASA	19,792	247
Petroleum Geo-Services ASA ‡	7,906	183
Panama (0.6%)
Carnival Corp.	29,900	1,104
McDermott International, Inc. ‡	4,800	229
Singapore (0.2%)
DBS Group Holdings, Ltd.	12,000	167
United Overseas Bank, Ltd.	22,000	311
Spain (0.6%)
Banco Santander SA	61,676	1,201
Sweden (0.5%)
Skandinaviska Enskilda Banken AB -Class A	13,600	279
Svenska Cellulosa AB -Class B	27,053	306
Telefonaktiebolaget LM Ericsson -Class B	50,605	531
Switzerland (3.7%)
ACE, Ltd.	812	41
Adecco SA	6,973	319
Credit Suisse Group AG	21,682	1,083
Holcim, Ltd.	3,460	246
Nestle SA	22,716	996
Nobel Biocare Holding AG ‡	4,170	128
Novartis AG	27,067	1,607
Roche Holding AG	18,136	3,351
United Kingdom (8.7%)
Aberdeen Asset Management PLC	19,482	54
Anite PLC	11,463	8
Ashtead Group PLC	29,520	39
Associated British Foods PLC	22,205	314
AstraZeneca PLC	11,824	575
Aviva PLC	45,540	452
Balfour Beatty PLC	16,315	127
Barclays Bank PLC	167,619	1,138
BP PLC	238,191	2,445
BPP Holdings PLC	4,042	32
British Airways PLC	66,758	335
British Polythene Industries	3,817	17
British Sky Broadcasting Group PLC	49,102	440
Brixton PLC REIT	22,671	101
BT Group PLC -Class A	36,364	123
Carnival Corp.	14,556	509
Cattles PLC ‡	12,609	29
Cattles PLC	39,021	92
Centrica PLC	48,651	302
Computacenter PLC	1,658	4
Daily Mail & General Trust	22,854	143
Diageo PLC	21,227	370
Dignity PLC	2,571	38
DSG International PLC	152,358	135
Electrocomponents PLC	37,659	115
Enodis PLC	12,725	80
Entertainment Rights PLC ‡	82,262	14
Galiform PLC	30,514	19
GlaxoSmithKline PLC	54,131	1,262
HBOS PLC	95,689	546
Highway Insurance Group PLC	12,509	13
HMV Group PLC	118,078	281
Home Retail Group PLC	32,952	141
HSBC Holdings PLC	13,234	219
IMI PLC	13,801	119
ITV PLC	125,763	106
KESA Electricals PLC	16,240	48
Logica PLC	145,891	305
Lookers PLC	14,144	15
Monitise PLC ‡	72,748	18
Northern Foods PLC	74,275	76
Old Mutual PLC	42,466	81
Phoenix IT Group, Ltd.	4,651	27
Premier Farnell PLC	38,609	128
Prudential PLC	49,322	528
Psion PLC	24,750	42
Quintain Estates & Development PLC	2,671	8
Rank Group PLC	21,662	32
Regus Group PLC	67,273	92
Rentokil Initial PLC	35,058	46
Restaurant Group PLC	10,526	24
Rio Tinto PLC	5,303	555
Royal Bank of Scotland PLC	35,163	146
Royal Dutch Shell PLC -Class B	37,495	1,317
Severn Trent PLC	2,927	77
Smg PLC ‡	262,395	57
Southern Cross Healthcare, Ltd.	6,743	16
Taylor Wimpey PLC	64,333	50

	Shares	Value
United Kingdom (continued)
Ted Baker PLC	3,867	$28
Tesco PLC	103,622	736
Tomkins PLC	35,368	87
TUI Travel PLC	27,768	109
Tullow Oil PLC	20,257	314
Unilever PLC	15,955	437
Vectura Group PLC ‡	8,788	9
Vodafone Group PLC	625,453	1,675
Wolseley PLC	33,055	222
Yule Catto & Co. PLC	30,020	72
Zetar PLC ‡	4,947	27
United States (55.4%)
Abbott Laboratories	3,400	192
Abercrombie & Fitch Co. -Class A	3,600	199
Adobe Systems, Inc. ‡	4,100	170
Aetna, Inc.	3,000	123
Affiliated Computer Services, Inc. -Class A ‡	4,200	202
Aflac, Inc.	18,400	1,023
Allergan, Inc.	35,900	1,864
Alpha Natural Resources, Inc. ‡	1,900	188
Amazon.com, Inc. ‡	15,000	1,145
American Electric Power Co., Inc.	18,900	747
American Express Co.	9,800	364
American Tower Corp. -Class A ‡	16,600	696
Amgen, Inc. ‡	5,700	357
Amphenol Corp. -Class A	13,000	620
Analog Devices, Inc.	35,000	1,068
Apache Corp.	1,500	168
Apple, Inc. ‡	5,100	811
Arch Coal, Inc.	1,800	101
AT&T, Inc. ¡	2,600	80
Automatic Data Processing, Inc.	10,600	453
Baker Hughes, Inc.	16,100	1,335
Bank of New York Mellon Corp.	12,226	434
Bare Escentuals, Inc. ‡	20,500	237
Baxter International, Inc.	10,400	714
Becton Dickinson & Co.	3,000	255
BlackRock, Inc. -Class A	800	173
BorgWarner, Inc.	20,300	819
Broadcom Corp. -Class A ‡	15,000	364
Burger King Holdings, Inc.	14,100	378
Burlington Northern Santa Fe Corp.	24,800	2,582
Cameron International Corp. ‡	12,800	611
Campbell Soup Co.	4,600	167
Central European Distribution Corp. ‡	4,200	306
Cephalon, Inc. ‡	4,100	300
CH Robinson Worldwide, Inc.	3,000	145
Chesapeake Energy Corp.	1,700	85
Chevron Corp.	9,400	795
Chico’s FAS, Inc. ‡	28,500	159
Cisco Systems, Inc. ‡	36,200	796
Citigroup, Inc.	104,500	1,953
City National Corp.	5,200	256
CME Group, Inc. -Class A	200	72
Coach, Inc. ‡	10,000	255
Cognizant Technology Solutions Corp. -Class A ‡	16,200	455
Colgate-Palmolive Co.	4,500	334
Comcast Corp. -Class A	91,000	1,876
Complete Production Services, Inc. ‡	11,600	369
Concur Technologies, Inc. ‡	4,100	169
Consol Energy, Inc.	7,900	588
Constellation Brands, Inc. -Class A ‡	53,700	1,156
Costco Wholesale Corp.	1,700	107
CR Bard, Inc.	3,400	316
DaVita, Inc. ‡	11,900	665
Dell, Inc. ‡	57,600	1,415
Digital Realty Trust, Inc. REIT	3,800	163
Discover Financial Services	39,050	572
Dril-Quip, Inc. ‡	3,500	190
Dun & Bradstreet Corp.	5,824	563
eBay, Inc. ‡	4,900	123
Ecolab, Inc.	6,800	304
Energysolutions, Inc.	10,100	207
Ensco International, Inc.	5,500	380
EOG Resources, Inc.	4,000	402
Estee Lauder Cos., Inc. -Class A	6,700	296
Exelon Corp.	25,600	2,013
Express Scripts, Inc. -Class A ‡	4,900	346
F5 Networks, Inc. ‡	13,100	382
Fannie Mae	2,900	33
FedEx Corp.	18,700	1,474
Fifth Third Bancorp	72,700	1,016
FirstEnergy Corp.	600	44
Fiserv, Inc. ‡	11,100	531
Flowserve Corp.	2,700	360
Fortune Brands, Inc.	12,900	739
Freddie Mac	29,800	243
Freeport-McMoRan Copper & Gold, Inc.	2,500	242
Gaylord Entertainment Co. ‡	6,300	189
General Dynamics Corp.	4,400	392
General Electric Co.	101,700	2,877
Genzyme Corp. ‡	20,400	1,564
Goldman Sachs Group, Inc.	900	166
Google, Inc. -Class A ‡	2,500	1,184
Halliburton Co.	41,000	1,838
Harley-Davidson, Inc.	4,800	182
Harsco Corp.	3,500	189
Hartford Financial Services Group, Inc.	11,500	729
Henry Schein, Inc. ‡	5,300	284
Hologic, Inc. ‡	10,800	200
Illinois Tool Works, Inc.	40,800	1,912
Immucor, Inc. ‡	9,300	280
Intel Corp.	109,300	2,425
International Game Technology	18,300	397

	Shares	Value
United States (continued)
Interpublic Group of Cos., Inc. ‡	64,100	$563
Intuit, Inc. ‡	20,200	552
J Crew Group, Inc. ‡	12,600	362
Johnson & Johnson	16,600	1,137
Johnson Controls, Inc.	27,400	826
JPMorgan Chase & Co.	600	24
Laboratory Corp. of America Holdings ‡	10,900	737
Lexmark International, Inc. -Class A ‡	9,900	347
Life Time Fitness, Inc. ‡	7,600	226
LKQ Corp. ‡	11,800	242
Marathon Oil Corp.	13,900	688
Martin Marietta Materials, Inc.	2,800	294
Masco Corp.	64,600	1,065
Mastercard, Inc. -Class A	5,600	1,367
Medco Health Solutions, Inc. ‡	30,300	1,502
Medtronic, Inc.	34,600	1,828
Merck & Co., Inc.	23,100	760
MetroPCS Communications, Inc. ‡	11,300	188
Microchip Technology, Inc.	8,900	284
Micron Technology, Inc. ‡	12,500	60
Micros Systems, Inc. ‡	11,700	371
Microsoft Corp.	57,200	1,471
Millipore Corp. ‡	5,600	394
Monsanto Co.	3,700	441
Morgan Stanley	34,700	1,370
NASDAQ Omx Group ‡	4,700	131
National Oilwell Varco, Inc. ‡	5,000	393
NCR Corp. ‡	21,100	567
Netapp, Inc. ‡	43,100	1,101
Newfield Exploration Co. ‡	3,600	176
News Corp. -Class A	66,700	943
NiSource, Inc.	30,900	528
Nuance Communications, Inc. ‡	22,800	354
Omnicom Group, Inc.	21,600	922
PACCAR, Inc.	21,400	900
Pall Corp.	10,600	428
Peabody Energy Corp.	8,300	562
Pediatrix Medical Group, Inc. ‡	7,000	341
Pepco Holdings, Inc.	9,600	239
PepsiCo, Inc.	6,700	446
Praxair, Inc.	12,800	1,200
Precision Castparts Corp.	5,100	477
Principal Financial Group, Inc.	15,700	667
Procter & Gamble Co.	5,800	380
Prudential Financial, Inc.	8,200	566
Psychiatric Solutions, Inc. ‡	8,600	301
Qualcomm, Inc.	25,000	1,384
Quanta Services, Inc. ‡	12,800	395
Quicksilver Resources, Inc. ‡	5,000	131
Range Resources Corp.	3,400	165
Red Hat, Inc. ‡	5,300	113
Roper Industries, Inc.	3,200	196
Ryder System, Inc.	6,000	396
SBA Communications Corp. -Class A ‡	11,200	424
Schering-Plough Corp.	39,100	824
Sempra Energy	17,700	994
Sherwin-Williams Co.	3,400	181
Smith International, Inc.	4,400	327
Solera Holdings, Inc. ‡	9,400	273
Southwest Airlines Co.	29,500	460
Southwestern Energy Co. ‡	17,500	635
Sprint Nextel Corp.	207,300	1,687
SPX Corp.	3,300	418
Starbucks Corp. ‡	31,000	455
Starwood Hotels & Resorts Worldwide, Inc.	14,700	504
State Street Corp. °	2,000	143
Stericycle, Inc. ‡	3,900	233
Strayer Education, Inc.	1,100	245
Stryker Corp.	9,600	616
Sunoco, Inc.	6,400	260
SunTrust Banks, Inc.	14,500	595
Symantec Corp. ‡	77,200	1,627
SYSCO Corp.	67,700	1,920
T. Rowe Price Group, Inc.	5,500	329
Target Corp.	11,100	502
TD Ameritrade Holding Corp. ‡	27,000	538
Teradata Corp. ‡	11,800	276
Tesoro Corp.	13,400	207
Tessera Technologies, Inc. ‡	8,900	155
Thermo Fisher Scientific, Inc. ‡	9,700	587
Time Warner, Inc.	6,200	89
Union Pacific Corp.	5,300	437
United Technologies Corp.	11,000	704
UnitedHealth Group, Inc.	10,800	303
Varian Semiconductor Equipment Associates, Inc. ‡	4,200	123
Viacom, Inc. -Class B ‡	4,400	123
Visa, Inc. -Class A ‡	16,000	1,169
Vmware, Inc. -Class A ‡	8,900	319
Wabco Holdings, Inc.	3,300	149
Waddell & Reed Financial, Inc.	5,700	190
Wells Fargo & Co.	90,500	2,739
WMS Industries, Inc. ‡	11,300	318
Wyeth	52,400	2,123
Wynn Resorts, Ltd. ^	11,500	1,121
Xilinx, Inc.	31,400	780
XTO Energy, Inc.	8,950	423
Zimmer Holdings, Inc. ‡	13,400	923
Total Common Stocks (cost $200,768)		184,462

	Principal	Value
REPURCHASE AGREEMENT (2.9%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $6,138 on 08/01/2008 q °	$6,138	$6,138
Total Repurchase Agreement (cost $6,138)		6,138

	Shares
INVESTMENT COMPANY (0.1%)
United States (0.1%)
iShares Russell Midcap Growth Index Fund	2,600	132
Total Investment Company (cost $133)		132

RIGHTS (0.1%)
France (0.1%)
Suez Environnement SA	22,397	161
Total Rights (cost $159)		161

SECURITIES LENDING COLLATERAL (0.5%)
State Street Navigator Securities Lending
Trust - Prime Portfolio, 2.66% £ °	1,055	1,055
Total Securities Lending Collateral (cost $1,055)		1,055

Total Investment Securities (cost $211,616) #		$194,826

SWAP AGREEMENTS

				Net Unrealized
	Expiration		Notional	Appreciation
	Date		Amount	(Depreciation)
Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.EM. 6 Year Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 1.40%. Counterparty: Goldman Sachs International	12/20/11		$16,000	$571

Receive a fixed rate equal to 3.75% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.NA.HY.9 5 Year Index the remaining interest payments on those defaulted securities. Counterparty: Goldman Sachs Capital Markets	12/20/12		16,830	345

Receive from the Counterparty, in the event of default on any of the securities in the iTraxx Europe Crossover S9 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 1.54%. Counterparty: Goldman Sachs Capital Markets	06/09/13	EUR	11,500	(5)

Receive from the Counterparty, in the event of default on any of the securities in the iTraxx Europe Crossover S9 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 1.54%. Counterparty: Goldman Sachs Capital Markets	06/20/13	EUR	7,000	$336

Receive a fixed rate equal to 1.55% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.NA.IG.10 5 Year Index the remaining interest payments on those defaulted securities. Counterparty: Goldman Sachs Capital Markets	06/20/13		$10,000	(9)

Receive a fixed rate equal to 1.55% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.NA.IG.10 5 Year Index the remaining interest payments on those defaulted securities. Counterparty: Goldman Sachs Capital Markets	06/20/13		11,000	(70)

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 3.75% and the Fund will pay to the Counterparty in the event of default on any of the securities in the Dow Jones CDX.NA.HY.9 5 Year Index the remaining interest payments on those defaulted securities. Counterparty: Goldman Sachs Capital Markets	06/20/13	$15,000		$(579)

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 4.59%. Counterparty: Deutsche Bank AG	01/22/37	GBP	3,000	54

Receive a fixed rate equal to 3.10% and the Fund will pay a floating rate based on U.K. Retail Price Index. Counterparty: Goldman Sachs International	01/22/37	GBP	4,000	(1,439)

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 2.50%. Counterparty: Deutsche Bank AG	01/26/37	JPY	200,000	(32)

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 4.72%. Counterparty: Goldman Sachs International	01/29/37	GBP	3,000	(63)

Receive a fixed rate equal to 3.07% and the Fund will pay a floating rate based on U.K. Retail Price Index. Counterparty: Deutsche Bank AG	01/29/37	GBP	4,000	(1,486)

Receive a floating rate based on the 3-month LIBOR and the Fund will pay a fixed rate equal to 2.57%. Counterparty: Goldman Sachs International	02/02/37	JPY	450,000	(136)

Receive a fixed rate equal to 5.21% and the Fund will pay a floating rate based on 6-month GBP-LIBOR . Counterparty: Deutsche Bank AG	06/29/37	GBP	3,000	$(522)

Receive a fixed rate equal to 3.10% and the Fund will pay a floating rate based on U.K. Retail Price Index. Counterparty: Deutsche Bank AG	06/29/37	GBP	4,000	(1,040)

Receive a floating rate based on 6-month GBP-LIBOR and the Fund will pay a fixed rate equal to 5.12% Counterparty: Deutsche Bank AG	07/27/37	GBP	1,000	(147)

Total Swap Agreements
(Premium Paid $1,063)				$(4,222)

FUTURES CONTRACTS: ¡

				Net Unrealized
		Settlement		Appreciation
	Contracts (•)	Date	Amount	(Depreciation)

10-Year Australia Bond	210	09/15/2008	$19,453	$670
10-Year Canadian Bond	(161)	09/30/2008	(18,638)	(92)
10-Year Japan Bond	(31)	09/22/2008	(39,124)	(683)
10-Year U.S. Note	76	09/30/2008	8,727	39
Amsterdam Index	149	08/31/2008	18,501	797
CAC40 Index	(119)	08/17/2008	(8,174)	(630)
DAX Index	(53)	09/19/2008	(13,489)	754
DJ EURO STOXX 50 Index	(128)	09/20/2008	(6,748)	108
Euro-BUND	96	09/10/2008	16,852	39
FTSE 100 Index	116	09/19/2008	12,421	(793)
FTSE/JSE Index	(121)	09/18/2008	(4,291)	597
Hang Seng Idex	(26)	08/31/2008	(3,795)	6
IBEX 35 Index	1	08/18/2008	185	9
MSCI SING Index	(41)	08/30/2008	(2,142)	(2)
MSCI Taiwan Index	154	08/30/2008	4,156	71
NIKKEI 225 Index	34	09/11/2008	4,203	(165)
OMXS30 Index	(157)	08/24/2008	(2,262)	(153)
S&P /TSE 60 Index	(145)	09/18/2008	(22,995)	1,943
S&P 500 Index	(127)	09/18/2008	(40,230)	2,386
S&P MID 400 Index	(247)	09/19/2008	(19,856)	1,553
S&P/MIB Index	22	09/19/2008	4,892	(244)
SPI 200 Index	(97)	09/18/2008	(11,354)	817
			$(103,708)	$7,027

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)

Australian Dollar	(10,845)	01/23/2009	$(10,297)	$312
Brazil Real	(3,670)	09/02/2008	(2,167)	(160)
Canadian Dollar	(20,510)	01/23/2009	(20,411)	440
Euro	(48,250)	01/23/2009	(75,639)	1,028
Japanese Yen	1,120,700	01/23/2009	10,812	(334)
Malaysian Ringgit	12,909	09/02/2008	4,018	(54)
Mexican Peso	22,980	01/23/2009	2,183	50
New Zealand Dollar	(11,035)	01/23/2009	(8,252)	364
Singapore Dollar	6,155	01/23/2009	4,598	(64)
South African Rand	32,710	01/23/2009	4,096	192
South African Rand	(7,940)	01/23/2009	(1,009)	(32)
Swedish Krona	84,310	01/23/2009	13,886	(91)
Swiss Franc	18,050	01/23/2009	17,791	(542)
Taiwan Dollar	410,000	09/02/2008	13,572	(203)
Taiwan Dollar	(28,700)	09/02/2008	(943)	7
British Pound Sterling	(22,385)	01/23/2009	(44,087)	292
			$(91,849)	$1,205

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	7.7%	$15,061
Oil, Gas & Consumable Fuels	7.5%	14,613
Pharmaceuticals	7.2%	14,024
Insurance	4.0%	7,870
Energy Equipment & Services	3.9%	7,528
Media	3.2%	6,277
Semiconductors & Semiconductor Equipment	3.2%	6,173
Software	3.0%	5,860
Hotels, Restaurants & Leisure	3.0%	5,752
Health Care Equipment & Supplies	2.9%	5,727
Electric Utilities	2.8%	5,392
Capital Markets	2.6%	5,153
IT Services	2.6%	4,975
Wireless Telecommunication Services	2.5%	4,917
Communications Equipment	2.5%	4,815
Health Care Providers & Services	2.5%	4,767
Machinery	2.4%	4,633
Industrial Conglomerates	2.3%	4,568
Computers & Peripherals	2.3%	4,560
Road & Rail	1.8%	3,415
Food & Staples Retailing	1.7%	3,321
Metals & Mining	1.6%	3,035
Diversified Financial Services	1.4%	2,715
Diversified Telecommunication Services	1.4%	2,653
Chemicals	1.4%	2,631
Air Freight & Logistics	1.2%	2,375
Beverages	1.2%	2,278
Biotechnology	1.1%	2,221
Food Products	1.0%	2,018
Automobiles	1.0%	1,874
Auto Components	0.9%	1,794
Commercial Services & Supplies	0.9%	1,768
Multi-Utilities	0.8%	1,642
Household Products	0.8%	1,630
Specialty Retail	0.8%	1,602
Aerospace & Defense	0.8%	1,572
Life Sciences Tools & Services	0.7%	1,435
Construction Materials	0.7%	1,316
Internet Software & Services	0.7%	1,308
Internet & Catalog Retail	0.7%	1,286
Airlines	0.6%	1,133
Electronic Equipment & Instruments	0.6%	1,104
Building Products	0.6%	1,065
Consumer Finance	0.5%	1,056
Household Durables	0.5%	930
Paper & Forest Products	0.3%	658
Office Electronics	0.3%	607
Personal Products	0.3%	532
Construction & Engineering	0.3%	523
Multiline Retail	0.3%	502
Marine	0.2%	479

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY (unaudited):
Diversified Consumer Services	0.2%	$314
Tobacco	0.2%	298
Textiles, Apparel & Luxury Goods	0.1%	283
Real Estate Investment Trusts	0.1%	264
Trading Companies & Distributors	0.1%	261
Thrifts & Mortgage Finance	0.1%	243
Distributors	0.1%	242
Real Estate Management & Development	0.1%	233
Electrical Equipment	0.1%	196
Water Utilities	0.0%	77
Containers & Packaging	0.0%	46
U.S. Government Agency Obligations	0.0%	33
Investment Securities, at value	96.3%	187,633
Short-Term Investments	3.7%	7,193
Total Investments	100.0%	$194,826

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $1,023.
*	Floating or variable rate note.
¡	$8,574 was on deposit with the broker to cover margin requirements for open futures contracts.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
•	Contract Amounts are not in thousands.
£	Interest rate shown reflects the yield at July 31, 2008.
q	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 0.00%, a maturity date of 11/06/2008, and with a market value plus accrued interest of $6,471.
#

Aggregate cost for federal income tax purposes is $211,616. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,663 and $27,453 respectively. Net unrealized depreciation for tax purposes is $16,790.

DEFINITIONS:

EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Transamerica UBS Large Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.6%)
Air Freight & Logistics (2.2%)
FedEx Corp.	243,400	$19,190
Airlines (1.2%)
Southwest Airlines Co.	670,400	10,452
Auto Components (3.7%)
BorgWarner, Inc.	368,400	14,854
Johnson Controls, Inc.	563,500	16,995
Automobiles (0.4%)
Harley-Davidson, Inc.	100,800	3,814
Beverages (0.8%)
Constellation Brands, Inc. -Class A ‡	320,200	6,891
Biotechnology (0.6%)
Cephalon, Inc. ‡	75,300	5,509
Building Products (1.2%)
Masco Corp.	635,200	10,474
Capital Markets (2.1%)
Bank of New York Mellon Corp.	239,855	8,515
Morgan Stanley	239,500	9,455
Commercial Banks (8.5%)
City National Corp.	102,400	5,031
Fifth Third Bancorp	1,049,200	14,658
SunTrust Banks, Inc.	373,700	15,344
Wells Fargo & Co.	1,267,400	38,364
Consumer Finance (1.2%)
Discover Financial Services	686,900	10,063
Diversified Financial Services (7.3%)
Bank of America Corp.	320,600	10,548
Citigroup, Inc.	1,617,800	30,237
JPMorgan Chase & Co.	548,400	22,281
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	439,300	13,535
Electric Utilities (7.1%)
American Electric Power Co., Inc.	433,800	17,135
Exelon Corp.	104,600	8,224
NiSource, Inc.	330,000	5,636
Northeast Utilities	443,000	11,146
Pepco Holdings, Inc.	345,200	8,609
Sempra Energy	185,900	10,440
Energy Equipment & Services (4.8%)
Baker Hughes, Inc.	283,400	23,497
Halliburton Co.	405,900	18,192
Health Care Equipment & Supplies (0.9%)
Covidien, Ltd.	163,500	8,051
Health Care Providers & Services (2.2%)
Medco Health Solutions, Inc. ‡	386,900	19,182
Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	397,700	14,691
Household Durables (1.2%)
Fortune Brands, Inc.	175,900	10,081
Industrial Conglomerates (5.1%)
General Electric Co.	1,555,000	43,991
Insurance (6.0%)
ACE, Ltd.	19,447	986
Aflac, Inc.	226,100	12,573
Hartford Financial Services Group, Inc.	244,400	15,492
MetLife, Inc.	187,000	9,494
Principal Financial Group, Inc.	303,000	12,881
Machinery (3.8%)
Illinois Tool Works, Inc.	414,800	19,433
PACCAR, Inc.	315,000	13,249
Media (5.9%)
Comcast Corp. -Class A	991,800	20,451
Interpublic Group of Cos., Inc. ‡	1,083,100	9,521
News Corp. -Class A	784,300	11,082
Omnicom Group, Inc.	234,700	10,019
Oil, Gas & Consumable Fuels (11.6%)
Chevron Corp.	425,900	36,014
Exxon Mobil Corp.	292,300	23,510
Marathon Oil Corp.	514,300	25,442
Peabody Energy Corp.	229,700	15,539
Pharmaceuticals (7.3%)
Johnson & Johnson	325,000	22,253
Merck & Co., Inc.	421,800	13,877
Wyeth	668,700	27,096
Road & Rail (2.3%)
Burlington Northern Santa Fe Corp.	187,800	19,556
Software (2.5%)
Symantec Corp. ‡	1,006,000	21,196
Thrifts & Mortgage Finance (0.4%)
Freddie Mac	466,100	3,808
Wireless Telecommunication Services (2.0%)
Sprint Nextel Corp.	2,067,163	16,827
Total Common Stocks (cost $932,180)		825,384

INVESTMENT COMPANY (1.4%)
Capital Markets (1.4%)
SPDR Trust Series T, Class T	98,000	12,425
Total Investment Company (cost $12,553)		12,425

	Principal
REPURCHASE AGREEMENT (1.6%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $14,068 on 08/01/2008 ▲ °	$14,067	14,067
Total Repurchase Agreement (cost $14,067)		14,067

Total Investment Securities (cost $958,800) #		$851,876

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 0.00%, a maturity date of 11/06/2008, and with a market value plus accrued interest of $14,933.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $958,800. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $42,676 and $149,600, respectively. Net unrealized depreciation for tax purposes is $106,924.

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (13.9%)
Fannie Mae
4.72%, due 10/01/2035 *	$343	$344
5.00%, due 05/01/2018	93	92
5.50%, due 07/01/2019 – 07/01/2036	1,399	1,386
6.00%, due 04/01/2033 – 12/01/2037	1,295	1,304
Freddie Mac
5.00%, due 04/01/2018 – 11/15/2032	1,209	1,204
5.35%, due 11/14/2011	120	121
5.50%, due 09/01/2018 – 11/01/2018	150	152
5.52%, due 09/01/2037 *	369	372
6.00%, due 12/01/2033 – 01/01/2037	880	887
Ginnie Mae
6.00%, due 06/15/2034	137	139
6.50%, due 10/15/2027	57	59
Total U.S. Government Agency Obligations (cost $6,103)		6,060

U.S. GOVERNMENT OBLIGATIONS (0.7%)
U.S. Treasury Bond
5.00%, due 05/15/2037	215	228
U.S. Treasury Note
3.88%, due 05/15/2018	50	50
Total U.S. Government Obligations (cost $275)		278

MORTGAGE-BACKED SECURITIES (2.2%)
American Tower Trust
Series 2007-1A, Class C-144A
5.62%, due 04/15/2037 £	155	131
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4
5.20%, due 12/11/2038	238	218
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, due 11/12/2041	232	215
SBA CMBS Trust
Series 2006-1A, Class A-144A
5.31%, due 11/15/2036 £	150	146
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4
5.57%, due 10/15/2048	223	209
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class H-144A
5.74%, due 06/15/2049 £	85	35
Total Mortgage-Backed Securities (cost $1,077)		954

ASSET-BACKED SECURITIES (1.0%)
Continental Airlines, Inc.
7.49%, due 10/02/2010	75	72
Delta Air Lines, Inc.
7.57%, due 11/18/2010	85	80
Pemex Finance, Ltd.
9.03%, due 02/15/2011	138	147
USAA Auto Owner Trust
Series 2008-2, Class A3
4.64%, due 10/15/2012	135	136
Total Asset-Backed Securities (cost $448)		435

CORPORATE DEBT SECURITIES (11.7%)
Automobiles (0.3%)
Daimler Finance North America LLC
8.00%, due 06/15/2010	130	137
Beverages (0.3%)
Diageo Capital PLC
5.75%, due 10/23/2017	148	144
Building Products (0.2%)
CRH America, Inc.
5.30%, due 10/15/2013 £	100	92
Capital Markets (0.7%)
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	150	139
Morgan Stanley
6.63%, due 04/01/2018	80	74
Nuveen Investments, Inc.
5.00%, due 09/15/2010	100	89
Chemicals (0.4%)
PPG Industries, Inc.
5.75%, due 03/15/2013	150	151
Commercial Banks (1.2%)
Barclays Bank PLC -144A
7.70%, due 04/25/2018 Ž ¡	120	116
General Electric Capital Corp.
4.80%, due 05/01/2013	130	128
ICICI Bank, Ltd. -144A
3.33%, due 01/12/2010 * £	50	48
JPMorgan Chase Bank NA
6.00%, due 10/01/2017	150	146
PNC Bank NA
6.88%, due 04/01/2018	80	79
Consumer Finance (0.3%)
Discover Financial Services
3.32%, due 06/11/2010 *	133	108

	Principal	Value
Diversified Financial Services (1.0%)
Bank of America Corp.
5.75%, due 12/01/2017	$125	$117
Citigroup, Inc.
6.13%, due 05/15/2018	75	72
8.40%, due 04/30/2018 Ž	75	64
Glencore Funding LLC -144A
6.00%, due 04/15/2014 £	138	132
ILFC E-Capital Trust II -144A
6.25%, due 12/21/2065 ¡ £	73	60
Energy Equipment & Services (0.2%)
Transocean, Inc.
6.80%, due 03/15/2038	95	98
Food & Staples Retailing (0.2%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	100	99
Food Products (1.2%)
Archer-Daniels-Midland Co.
5.38%, due 09/15/2035	100	82
Bunge, Ltd. Finance Corp.
4.38%, due 12/15/2008	270	270
Cargill, Inc. -144A
5.60%, due 09/15/2012	80	80
Michael Foods, Inc.
8.00%, due 11/15/2013	90	89
Hotels, Restaurants & Leisure (0.3%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015	100	76
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	70	69
Household Products (0.2%)
Kimberly-Clark Corp.
6.63%, due 08/01/2037	80	83
Industrial Conglomerates (0.3%)
Hutchison Whampoa International, Ltd. -144A
5.45%, due 11/24/2010	140	142
Insurance (0.2%)
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 Ž ¡ £	80	68
Machinery (0.2%)
Tyco Electronics Group SA
6.55%, due 10/01/2017	96	95
Media (0.7%)
Comcast Corp.
7.05%, due 03/15/2033	95	94
News America Holdings, Inc.
7.75%, due 12/01/2045	65	67
Time Warner Cable, Inc.
6.75%, due 07/01/2018	125	126
Metals & Mining (0.5%)
Arcelormittal -144A
5.38%, due 06/01/2013	80	79
BHP Billiton Finance, Ltd.
5.13%, due 03/29/2012	140	140
Multiline Retail (0.4%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015 q	100	98
Target Corp.
7.00%, due 01/15/2038	79	81
Multi-Utilities (0.3%)
Sempra Energy
4.75%, due 05/15/2009	145	146
Oil, Gas & Consumable Fuels (0.4%)
Petrobras International Finance Co.
5.88%, due 03/01/2018	90	88
PetroHawk Energy Corp.
9.13%, due 07/15/2013	100	101
Paper & Forest Products (0.4%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010	171	184
Real Estate Investment Trusts (0.5%)
iStar Financial, Inc.
4.88%, due 01/15/2009	80	76
Westfield Group -144A
5.40%, due 10/01/2012	168	159
Real Estate Management & Development (0.4%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	171	164
Road & Rail (0.2%)
Hertz Corp.
8.88%, due 01/01/2014	75	69
Software (0.3%)
Oracle Corp.
5.75%, due 04/15/2018	123	123
Specialty Retail (0.2%)
Lowe’s Companies, Inc.
6.65%, due 09/15/2037	65	63
Wireless Telecommunication Services (0.2%)
Nextel Communications, Inc.
7.38%, due 08/01/2015	100	77
Total Corporate Debt Securities (cost $5,331)		5,082

	Shares
COMMON STOCKS (69.5%)
Capital Markets (3.6%)
AllianceBernstein Holding, LP	30,000	1,559
Commercial Banks (1.6%)
PNC Financial Services Group, Inc.	10,000	713
Diversified Financial Services (1.6%)
Bank of America Corp.	21,256	699
Electric Utilities (0.6%)
Dominion Resources, Inc.	6,000	265
Energy Equipment & Services (3.9%)
Transocean, Inc.	6,422	874

	Shares	Value
Energy Equipment & Services (continued)
Weatherford International, Ltd. ‡	22,400	$845
Food Products (1.5%)
Kraft Foods, Inc. -Class A	21,037	669
Household Products (1.9%)
Colgate-Palmolive Co.	7,000	520
Kimberly-Clark Corp.	5,000	289
Industrial Conglomerates (3.9%)
General Electric Co.	24,000	679
McDermott International, Inc. ‡	21,000	1,001
IT Services (1.6%)
Fiserv, Inc. ‡	14,420	690
Life Sciences Tools & Services (1.7%)
Thermo Fisher Scientific, Inc. ‡	12,000	726
Marine (4.3%)
Genco Shipping & Trading, Ltd.	27,700	1,889
Media (1.2%)
Walt Disney Co.	17,800	540
Metals & Mining (4.6%)
Cia Vale do Rio Doce -Class B	34,000	1,021
Fording Canadian Coal Trust	10,920	970
Oil, Gas & Consumable Fuels (8.9%)
Anadarko Petroleum Corp.	11,000	637
BP PLC	9,485	583
Chesapeake Energy Corp.	16,600	833
Exxon Mobil Corp.	8,000	643
Valero Energy Corp.	14,000	468
XTO Energy, Inc.	15,000	708
Pharmaceuticals (9.3%)
Bristol-Myers Squibb Co.	75,000	1,584
Merck & Co., Inc.	35,000	1,151
Pfizer, Inc.	36,935	690
Schering-Plough Corp.	30,000	632
Real Estate Investment Trusts (2.3%)
Annaly Capital Management, Inc.	67,000	1,010
Road & Rail (2.3%)
Union Pacific Corp.	12,000	989
Software (4.1%)
Microsoft Corp.	70,000	1,800
Textiles, Apparel & Luxury Goods (1.3%)
Hanesbrands, Inc. ‡	26,200	562
Tobacco (6.4%)
Altria Group, Inc.	23,230	473
Lorillard, Inc. ‡	11,000	738
Philip Morris International, Inc.	30,400	1,570
Transportation Infrastructure (2.9%)
Aegean Marine Petroleum Network, Inc.	34,400	1,245
Total Common Stocks (cost $26,495)		30,265

	Principal
REPURCHASE AGREEMENT (0.4%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $174 on 08/01/2008 ▼	$174	174
Total Repurchase Agreement (cost $174)		174

Total Investment Securities (cost $39,903) #		$43,248

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of July 31, 2008.
▼	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $180.
State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
£	Illiquid. These securities aggregated to $712 or 1.64% of the Fund’s net assets.
‡	Non-income producing security.
Ž	The security has a perpetual maturity. The date shown is the next call date.
q	Payment in Kind.
#

Aggregate cost for federal income tax purposes is $39,903. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,739 and $2,394, respectively. Net unrealized appreciation for tax purposes is $3,345.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities aggregated to $1,196 or 2.75% of the Fund’s net assets.

LLC	Limited Liability Corporation
PLC	Public Limited Company

Transamerica Van Kampen Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (77.4%)
Argentina (1.0%)
Argentina Government International
8.28%, due 12/31/2033	$4,383	$3,397
Argentine Republic
8.28%, due 12/31/2033	122	72
Brazil (15.6%)
Banco Nacional de Desenvolvimento Economico E Social -144A q
6.37%, due 06/16/2018	4,300	4,332
Nota Do Tesouro Nacional
10.00%, due 01/01/2014	BRL	12,484	6,921
Republic of Brazil
6.00%, due 01/17/2017	$5,960	6,088
8.00%, due 01/15/2018	16,461	18,371
8.88%, due 10/14/2019 – 04/15/2024	4,833	6,016
10.00%, due 08/07/2011	4,450	5,122
10.50%, due 07/14/2014	2,580	3,270
11.00%, due 08/17/2040	5,260	6,943
Bulgaria (0.5%)
Republic of Bulgaria, Reg S
8.25%, due 01/15/2015	1,690	1,903
Colombia (0.8%)
Republic of Colombia
11.75%, due 02/25/2020	2,100	3,061
Cote d’Ivoire (0.4%)
Republic of Ivory Coast
4.00%, due 03/31/2018 ¡	3,495	1,354
Ecuador (2.2%)
Republic of Ecuador, Reg S
9.38%, due 12/15/2015	5,050	5,025
9.38%, due 12/15/2015 q	750	746
10.00%, due 08/15/2030	2,510	2,309
Ghana (0.7%)
Republic of Ghana -144A
8.50%, due 10/04/2017	2,596	2,602
Indonesia (3.9%)
Indonesia Government International Bond -144A q
7.75%, due 01/17/2038	10,511	10,419
Republic of Indonesia -144A q
6.88%, due 01/17/2018	3,710	3,682
Mexico (10.5%)
Mexican Bonos
8.00%, due 12/17/2015	MXN	119,848	11,346
Mexico Government International Bond
5.63%, due 01/15/2017	$17,214	17,360
6.75%, due 09/27/2034	5,637	6,063
United Mexican States
8.38%, due 01/14/2011	3,367	3,674
Panama (2.3%)
Republic of Panama
7.13%, due 01/29/2026	2,720	2,897
7.25%, due 03/15/2015	1,884	2,030
9.38%, due 04/01/2029	2,560	3,350
Peru (6.2%)
Republic of Peru
6.55%, due 03/14/2037	3,895	4,035
8.38%, due 05/03/2016	2,200	2,585
8.75%, due 11/21/2033	9,436	12,267
9.88%, due 02/06/2015	3,203	3,964
Philippines (6.5%)
Republic of the Philippines
8.88%, due 03/17/2015	12,623	14,485
9.00%, due 02/15/2013	5,000	5,618
9.50%, due 02/02/2030	2,796	3,558
Qatar (0.5%)
State of Qatar, Reg S
9.75%, due 06/15/2030	1,220	1,823
Russian Federation (10.8%)
Russian Federation, Reg S
7.50%, due 03/31/2030	17,704	19,918
11.00%, due 07/24/2018	3,920	5,497
12.75%, due 06/24/2028	4,470	7,935
Russian Ministry of Finance
3.00%, due 05/14/2011	6,610	6,324
Turkey (8.0%)
Republic of Turkey
11.00%, due 01/14/2013	8,700	10,201
11.88%, due 01/15/2030	2,500	3,756
Turkey Government International Bond
6.75%, due 04/03/2018	15,500	15,364
Venezuela (7.5%)
Republic of Venezuela
5.75%, due 02/26/2016	1,640	1,242
8.50%, due 10/08/2014	2,100	1,932
9.25%, due 09/15/2027	20,270	18,476
10.75%, due 09/19/2013	5,680	5,822
Total Foreign Government Obligations (cost $284,460)	283,155

STRUCTURED NOTE DEBTS (2.0%)
Cayman Islands (0.9%)
Republic of Brazil, Reg S
16.20%, due 02/22/2010	BRL	5,060	3,263
Switzerland (1.1%)
UBS AG, Reg S
Zero coupon, due 04/09/2009	NGN	513,200	4,073
Total Structured Note Debts (cost $6,632)	7,336

		Principal	Value
ASSET-BACKED SECURITIES (0.2%)
Netherlands (0.2%)
Tjiwi Kimia Finance BV, Reg S
4.83%, due 04/28/2015 *		$1,198	$898
Total Asset-Backed Securities (cost $1,032)			898

CORPORATE DEBT SECURITIES (15.5%)
Chile (1.2%)
Empresa Nacional del Petroleo
6.75%, due 11/15/2012 -144A		500	520
6.75%, due 11/15/2012 - Reg S		3,800	3955
Korea, Republic of (0.4%)
Korea Development Bank
5.30%, due 01/17/2013		1,320	1,306
Luxembourg (2.8%)
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, due 05/15/2017 -144A		1,527	1,373
7.18%, due 05/16/2013		450	447
7.18%, due 05/16/2013 -144A		4,130	4,095
Tnk-BP Finance SA -144A
7.88%, due 03/13/2018		4,769	4,411
Mexico (0.6%)
Pemex Project Funding Master Trust
8.63%, due 12/01/2023		1,750	2,153
Netherlands (3.4%)
Intergas Finance BV, Reg S
6.38%, due 05/14/2017		900	776
Kazmunaigaz Finance Sub BV -144A q
9.13%, due 07/02/2018		8,600	8,751
Pindo Deli Finance BV
Zero coupon, due 04/28/2025 - Reg S *		1,500	90
Zero coupon, due 04/28/2025 -144A * q		9,415	565
4.83%, due 04/28/2015 - Reg S *		362	271
4.83%, due 04/28/2015 -144A * q		♦	♦
4.83%, due 04/28/2018 - Reg S *		1,500	555
4.83%, due 04/28/2018 -144A * q		150	56
Tjiwi Kimia Finance BV
Zero coupon, due 04/28/2027 - Reg S *		1,500	75
Zero coupon, due 04/28/2027 -144A * q		1,045	52
4.83%, due 04/28/2015 -144A * q		♦	♦
4.83%, due 04/28/2018 - Reg S *		1,000	370
4.83%, due 04/28/2018 -144A * q		2,148	795
Trinidad and Tobago (0.9%)
National Gas Co. of Trinidad & Tobago, Ltd.
6.05%, due 01/15/2036 - Reg S		1,000	908
6.05%, due 01/15/2036 -144A		2,406	2,178
United States (6.2%)
Citigroup, Inc. -144A
7.34%, due 02/24/2010		3,868	3,935
JPMorgan Chase & Co. -144A q
7.00%, due 06/28/2017	RUB	78,000	2,521
Pemex Project Funding Master Trust
4.08%, due 06/15/2010 -144A *		$1,500	1,499
4.08%, due 06/15/2010 - Reg S *		3,950	3,953
5.75%, due 03/01/2018 -144A		6,220	6,055
9.13%, due 10/13/2010		4,500	4,856
Total Corporate Debt Securities (cost $61,705)			56,521

REPURCHASE AGREEMENT (2.6%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $9,381 on 08/01/2008  °		9,380	9,380
Total Repurchase Agreement (cost $9,380)			9,380

Total Investment Securities (cost $363,209) #			$357,290

FUTURES CONTRACTS: ‡

				Net Unrealized
		Settlement		Appreciation
	Contracts •	Date	Amount	(Depreciation)
2-Year U.S. Note	(51)	10/03/2008	$(10,812)	$(45)
5-Year U.S. Note	(705)	10/03/2008	(78,492)	(308)
5-Year USD Swap	657	09/15/2008	70,864	264
			$(18,440)	$(89)

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Foreign Government Obligations	79.2%	$283,155
Oil, Gas & Consumable Fuels	8.9%	31,741
Commercial Banks	5.3%	18,830
Diversified Financial Services	1.6%	5,608
Capital Markets	1.1%	4,073
Paper & Forest Products	0.8%	2,829
Asset-Backed Securities	0.3%	898
Gas Utilities	0.2%	776
Investment Securities, at value	97.4%	347,910
Short-Term Investments	2.6%	9,380
Total Investments	100.0%	$357,290

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note.
¡	In Default.
	Repurchase agreement is collateralized by a U.S. Government Obligation with an interest rate of 0.00%, a maturity date of 11/06/2008 and with a market value plus accrued interest of $9,955.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
•	Contract amounts are not in thousands.
‡	$2,097 was on deposit with broker to cover margin requirements for open futures contracts.
q	Illiquid. These securities aggregated to $31,919 or 8.73% of the Fund’s net assets.
♦	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $363,209. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,358 and $11,277, respectively. Net unrealized depreciation for tax purposes is $5,919.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities aggregated to $57,841 or 15.81% of the Fund’s net assets.

BRL	Brazilian Real
MXN	Mexican Peso
NGN	Nigeria Naira
RUB	Russian Ruble

Transamerica Van Kampen Mid-Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.2%)
Air Freight & Logistics (3.9%)
CH Robinson Worldwide, Inc.	64,501	$3,109
Expeditors International of Washington, Inc.	59,629	2,117
Capital Markets (1.9%)
Calamos Asset Management, Inc. -Class A	78,958	1,616
GLG Partners, Inc. ‡	101,758	939
Chemicals (3.3%)
Intrepid Potash, Inc. ‡	30,387	1,680
Nalco Holding Co.	119,642	2,812
Commercial Services & Supplies (3.6%)
Corporate Executive Board Co.	45,636	1,710
Covanta Holding Corp. ‡	69,899	1,967
Monster Worldwide, Inc. ‡	62,655	1,112
Computers & Peripherals (1.0%)
Teradata Corp. ‡	59,906	1,403
Construction & Engineering (0.8%)
Aecom Technology Corp. ‡	36,874	1,050
Construction Materials (3.2%)
Martin Marietta Materials, Inc.	31,342	3,290
Texas Industries, Inc.	19,617	1,014
Diversified Consumer Services (2.1%)
New Oriental Education & Technology Group ‡	19,903	1,393
Strayer Education, Inc.	6,661	1,484
Diversified Financial Services (4.3%)
IntercontinentalExchange, Inc. ‡	20,016	1,998
Leucadia National Corp.	85,245	3,816
Energy Equipment & Services (2.0%)
IHS, Inc. -Class A ‡	44,139	2,747
Gas Utilities (1.5%)
Questar Corp.	37,887	2,003
Health Care Equipment & Supplies (4.6%)
Gen-Probe, Inc. ‡	37,929	2,022
Intuitive Surgical, Inc. ‡	6,389	1,989
Mindray Medical International, Ltd.	54,790	2,189
Hotels, Restaurants & Leisure (9.1%)
Choice Hotels International, Inc.	37,404	930
Ctrip.com International, Ltd.	63,703	2,872
Penn National Gaming, Inc. ‡	16,795	479
Starbucks Corp. ‡	165,156	2,426
Wynn Resorts, Ltd.	56,306	5,489
Household Durables (3.1%)
Gafisa SA	57,731	1,977
Mohawk Industries, Inc. ‡	16,457	970
NVR, Inc. ‡	2,116	1,169
Insurance (1.0%)
Alleghany Corp. ‡	4,263	1,344
Internet & Catalog Retail (1.9%)
priceline.com, Inc. ‡	22,591	2,597
Internet Software & Services (10.3%)
Akamai Technologies, Inc. ‡	42,239	986
Alibaba.com, Ltd. ‡	1,110,700	1,399
Baidu.com ‡	12,482	4,333
Equinix, Inc. ‡	19,320	1,572
NHN Corp. ‡	9,191	1,509
Tencent Holdings, Ltd. ‡	461,000	4,072
IT Services (2.3%)
Redecard SA	163,707	3,052
Life Sciences Tools & Services (6.1%)
Illumina, Inc. ‡	51,851	4,835
Techne Corp. ‡	41,700	3,316
Media (4.1%)
Discovery Holding Co. -Class A ‡	87,559	1,741
Groupe Aeroplan, Inc.	130,684	1,888
Grupo Televisa SA	86,368	1,942
Oil, Gas & Consumable Fuels (12.7%)
Continental Resources, Inc. ‡	24,442	1,396
Petrohawk Energy Corp. ‡	27,221	907
Range Resources Corp.	30,961	1,503
Southwestern Energy Co. ‡	159,781	5,802
Ultra Petroleum Corp. ‡	105,084	7,501
Real Estate Management & Development (2.8%)
Brookfield Asset Management, Inc. -Class A	71,831	2,415
Forest City Enterprises, Inc. -Class A	49,117	1,280
Software (1.8%)
Salesforce.com, Inc. ‡	37,292	2,379
Specialty Retail (2.0%)
Abercrombie & Fitch Co. -Class A	49,278	2,721
Textiles, Apparel & Luxury Goods (1.9%)
Coach, Inc. ‡	59,698	1,523
Lululemon Athletica, Inc. ‡	45,296	1,005
Trading Companies & Distributors (2.0%)
Li & Fung, Ltd.	804,000	2,716
Transportation Infrastructure (1.0%)
Grupo Aeroportuario del Pacifico SA de CV	42,774	1,270
Wireless Telecommunication Services (1.9%)
NII Holdings, Inc. ‡	46,123	2,521
Total Common Stocks (cost $133,182)		129,297

	Principal
REPURCHASE AGREEMENT (3.8%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $5,119 on 08/01/2008 ¡ à	$5,119	5,119
Total Repurchase Agreement (cost $5,119)		5,119

Total Investment Securities (cost $138,301) #		$134,416

NOTES TO SCHEDULE OF INVESTMENTS:

¡	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $5,223.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $138,301. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $13,620 and $17,505, respectively. Net unrealized depreciation for tax purposes is $3,885.

Transamerica Van Kampen Small Company Growth

SCHEDULE OF INVESTMENTS

At July 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (1.4%)
Biotechnology (0.5%)
Pacific Biosciences, 0.00% ‡ ¡ q £	63,479	$444
Internet Software & Services (0.9%)
Ning, Inc., 0.00% ‡ ¡ q £	108,208	774
Total Preferred Stocks (cost $1,218)		1,218

COMMON STOCKS (97.8%)
Biotechnology (2.8%)
Alnylam Pharmaceuticals, Inc. ‡ ^	53,230	1,852
Cepheid, Inc. ‡	37,219	637
Capital Markets (5.7%)
Greenhill & Co., Inc. ^	45,732	2,809
Riskmetrics Group, Inc. ‡	123,484	2,225
Commercial Services & Supplies (7.1%)
Advisory Board Co. ‡	66,003	2,531
Corporate Executive Board Co.	24,800	930
Costar Group, Inc. ‡ ^	56,688	2,828
Construction Materials (4.8%)
Eagle Materials, Inc.	80,480	1,996
Texas Industries, Inc.	43,652	2,257
Diversified Consumer Services (6.4%)
American Public Education, Inc. ‡	29,624	1,346
Strayer Education, Inc.	19,526	4,348
Diversified Financial Services (0.6%)
Climate Exchange PLC ‡	12,640	494
Diversified Telecommunication Services (1.6%)
Cogent Communications Group, Inc. ‡ ^	116,787	1,408
Electric Utilities (4.5%)
Brookfield Infrastructure Partners, LP	212,312	3,970
Health Care Equipment & Supplies (1.2%)
Microbia, Inc. ‡ ¡ q	96,357	1,113
Health Care Providers & Services (1.1%)
Athenahealth, Inc. ‡	31,187	942
Hotels, Restaurants & Leisure (8.2%)
AFC Enterprises ‡	21,211	162
Ambassadors Group, Inc.	60,350	938
BJ’s Restaurants, Inc. ‡	61,591	668
Ctrip.com International, Ltd.	42,619	1,922
Mandarin Oriental International, Ltd.	369,288	654
PF Chang’s China Bistro, Inc. ‡	67,622	1,758
Premier Exhibitions, Inc. ‡	54,203	242
Vail Resorts, Inc. ‡	24,045	971
Household Durables (3.9%)
Brascan Residential Properties SA	190,529	918
Gafisa SA	58,123	1,990
iRobot Corp. ‡	41,551	576
Insurance (1.4%)
Greenlight Capital RE, Ltd. -Class A ‡	61,393	1,265
Internet & Catalog Retail (2.8%)
Blue Nile, Inc. ‡ ^	63,492	2,446
Internet Software & Services (7.3%)
Bankrate, Inc. ‡	19,443	612
Comscore, Inc. ‡	31,638	604
Gmarket, Inc., -ADR ‡	41,098	881
GSI Commerce, Inc. ‡	65,820	1,003
Mercadolibre, Inc. ‡	37,248	1,335
Rediff.com India, Ltd. ‡ ^	47,540	281
SINA Corp. ‡	20,857	943
Vistaprint, Ltd. ‡	31,580	814
IT Services (3.2%)
Forrester Research, Inc. ‡	67,702	2,281
Information Services Group, Inc. ‡	140,279	598
Leisure Equipment & Products (1.6%)
Aruze Corp.	52,000	1,394
Life Sciences Tools & Services (7.6%)
Illumina, Inc. ‡	24,850	2,317
Techne Corp. ‡	55,460	4,410
Machinery (1.1%)
Middleby Corp. ‡ ^	20,336	952
Media (5.5%)
CKX, Inc. ‡	101,828	798
Dena Co., Ltd.	165	796
Interactive Data Corp.	35,102	1,011
Lakes Entertainment, Inc. ‡	55,865	298
Marvel Entertainment, Inc. ‡	56,993	1,978
Oil, Gas & Consumable Fuels (9.3%)
Carrizo Oil & Gas, Inc. ‡	41,004	2,064
Contango Oil & Gas Co. ‡	43,286	3,692
GMX Resources, Inc. ‡	42,712	2,507
Real Estate Management & Development (0.6%)
Consolidated-Tomoka Land Co.	7,797	309
FX Real Estate And Entertainment, Inc. ‡	20,365	37
HouseValues, Inc. ‡	60,521	173
Semiconductors & Semiconductor Equipment (0.6%)
Tessera Technologies, Inc. ‡	31,307	545
Software (3.5%)
Blackboard, Inc. ‡	38,455	1,537
Longtop Financial Technologies, Ltd. ADR ‡ ^	64,307	1,085
Netsuite, Inc. ‡ ^	26,341	454
Specialty Retail (1.3%)
Citi Trends, Inc. ‡	50,834	1,176
Textiles, Apparel & Luxury Goods (1.8%)
Lululemon Athletica, Inc. ‡	73,674	1,636
Trading Companies & Distributors (0.5%)
Integrated Distribution Services Group, Ltd.	277,000	460
Transportation Infrastructure (1.8%)
Grupo Aeroportuario del Pacifico SA de CV	54,271	1,612
Total Common Stocks (cost $83,806)		86,789

	Principal	Value
REPURCHASE AGREEMENT (0.2%)
State Street Bank & Trust Repurchase Agreement
1.05%, dated 07/31/2008, to be repurchased at $219 on 08/01/2008  °	$219	$219
Total Repurchase Agreement (cost $219)		219

	Shares
SECURITIES LENDING COLLATERAL (13.6%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.66% £ °	12,054	12,054
Total Securities Lending Collateral (cost $12,054)		12,054

Total Investment Securities (cost $97,297) #		$100,280

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $11,718.
¡	Securities fair valued as determined in good faith in accordance with procedures established by the Trust’s Board of Trustees.
	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, maturity date of 01/23/2009, and with a market value plus accrued interest of $225.
£	Interest rate shown reflects the yield at July 31, 2008.
°	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
‡	Non-income producing security.
q	Illiquid. These securities aggregated to $2,331 or 2.63% of the Fund’s net assets.
#

Aggregate cost for federal income tax purposes is $97,297. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $14,715 and $11,732, respectively. Net unrealized appreciation for tax purposes is $2,983.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q(a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ John K. Carter
Chief Executive Officer
Date: September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
Chief Executive Officer
Date:	September 26, 2008

By:	/s/ Joseph P. Carusone
Principal Financial Officer
Date:	September 26, 2008